UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07238
SUNAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SunAmerica Series Trust
SA American Funds Asset Allocation
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Asset Allocation Portfolio (Class 1)*	$13	0.26%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,885M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	0%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C515 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA American Funds Asset Allocation
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Asset Allocation Portfolio (Class 3)*	$26	0.51%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,885M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	0%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C713 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA American Funds Global Growth
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Global Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Global Growth Portfolio (Class 1)*	$15	0.29%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$386M
Total number of portfolio holdings	1
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	1%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C531 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA American Funds Global Growth
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Global Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Global Growth Portfolio (Class 3)*	$28	0.54%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$386M
Total number of portfolio holdings	1
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	1%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C739 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA American Funds Growth
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth Portfolio (Class 1)*	$14	0.27%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,163M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C549 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA American Funds Growth
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth Portfolio (Class 3)*	$27	0.52%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,163M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C747 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA American Funds Growth-Income
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth-Income Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth-Income Portfolio (Class 1)*	$14	0.28%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$524M
Total number of portfolio holdings	1
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	2%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C523 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA American Funds Growth-Income
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth-Income Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth-Income Portfolio (Class 3)*	$27	0.53%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$524M
Total number of portfolio holdings	1
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	2%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C721 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA American Funds VCP Managed Allocation
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds VCP Managed Allocation Portfolio (Class 1)*	$14	0.27%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,842M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	1%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C499 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA American Funds VCP Managed Allocation
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds VCP Managed Allocation Portfolio (Class 3)*	$26	0.52%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,842M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	1%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C655 (08/25)
SunAmerica Series Trust

SEMI-ANNUAL SHAREHOLDER REPORT

American Funds Insurance Series® –

Asset Allocation Fund

Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class 1	$15	0.30%*

*Annualized.

Key fund statistics

Fund net assets (in millions)	$27,676

Total number of portfolio holdings	1,972
Portfolio turnover rate including	59%
mortgage dollar roll transactions

Portfolio turnover rate excluding	33%
mortgage dollar roll transactions

Availability of additional information

Portfolio holdings by asset type (percent of net assets)

Common stocks 67.14% Mortgage-backed obligations 10.51% U.S. corporate bonds, notes & loans 5.83%

Corporate bonds, notes & loans of issuers outside the U.S. 1.47%

U.S. Treasury bonds & notes 6.89% Asset-backed obligations 2.05%

Other bonds, notes & debt instruments 0.21%

Investment funds 2.79% Other securities 0.14%

Short-term securities & other assets less liabilities 2.97%*

*Includes derivatives.

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at

(800)421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-070-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT

American Funds Insurance Series® –

Global Growth Fund

Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class 1	$21	0.41%*

*Annualized.

Key fund statistics

Fund net assets (in millions)	$8,591

Total number of portfolio holdings	160

Portfolio turnover rate	15%

Portfolio holdings by sector (percent of net assets)

Information technology 28.43% Financials 16.20% Industrials 15.26% Consumer discretionary 14.61% Health care 8.77% Communication services 6.37% Other sectors 8.14%

Other securities 0.19%

Short-term securities & other assets less liabilities 2.03%

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at

(800)421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-077-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT

American Funds Insurance Series® –

Growth Fund

Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class 1	$18	0.34%*

*Annualized.

Key fund statistics

Fund net assets (in millions)	$51,290

Total number of portfolio holdings	231

Portfolio turnover rate	14%

Portfolio holdings by sector (percent of net assets)

Information technology 27.11% Communication services 19.98% Consumer discretionary 13.76% Health care 11.06% Industrials 10.54%

Financials 7.98% Other sectors 6.75% Other securities 0.34%

Short-term securities & other assets less liabilities 2.48%

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at

(800)421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-027-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT

American Funds Insurance Series® –

Growth-Income Fund

Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth- Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class 1	$14	0.28%*

*Annualized.

Key fund statistics

Fund net assets (in millions)	$42,562

Total number of portfolio holdings	154

Portfolio turnover rate	18%

Availability of additional information

Portfolio holdings by sector (percent of net assets)

Information technology 27.82% Industrials 15.48% Financials 12.23% Consumer discretionary 10.82% Health care 9.29% Communication services 8.98% Other sectors 12.59%

Bonds, notes & other debt instruments 0.00%*

Short-term securities & other assets less liabilities 2.79%

*Less than 0.01%.

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at

(800)421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-026-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT

American Funds Insurance Series® –

Managed Risk Growth-Income Fund

Class P1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth-Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1. You can also request this information by contacting us at

(800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class P1	$18	0.36%*

*Annualized.

Key fund statistics

Fund net assets (in millions)	$2,123

Total number of portfolio holdings	16

Portfolio turnover rate	20%

Availability of additional information

Portfolio holdings by fund type (percent of net assets)

Growth-and-income funds 79.76% Fixed income funds 14.96% Options purchased 0.69%

Short-term securities & other assets less liabilities 4.59%*

*Includes derivatives.

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at

(800)421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INP1SRX-085-0825 © 2025 Capital Group. All rights reserved.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SunAmerica Series Trust

Semi-Annual Financial Statements and Other Information
June 30, 2025

SunAmerica Series Trust
Semi-Annual Financial Statements and Other Information June 30, 2025

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	72,355,417	$1,886,305,712
TOTAL INVESTMENTS (cost $1,764,503,755)(1)	100.0%	1,886,305,712
Other assets less liabilities	(0.0)	(868,095)
NET ASSETS	100.0%	$1,885,437,617
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$1,886,305,712	$—	$—	$1,886,305,712
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Global Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	10,779,513	$386,229,936
TOTAL INVESTMENTS (cost $358,574,356)(1)	100.1%	386,229,936
Other assets less liabilities	(0.1)	(226,088)
NET ASSETS	100.0%	$386,003,848
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$386,229,936	$—	$—	$386,229,936
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series® — Growth Fund, Class 1	9,016,357	$1,163,921,540
TOTAL INVESTMENTS (cost $916,067,297)(1)	100.0%	1,163,921,540
Other assets less liabilities	(0.0)	(568,030)
NET ASSETS	100.0%	$1,163,353,510
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$1,163,921,540	$—	$—	$1,163,921,540
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	8,404,161	$524,419,674
TOTAL INVESTMENTS (cost $460,048,783)(1)	100.1%	524,419,674
Other assets less liabilities	(0.1)	(286,791)
NET ASSETS	100.0%	$524,132,883
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$524,419,674	$—	$—	$524,419,674
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Growth-Income Fund, Class P1	130,499,654	$1,842,655,120
TOTAL INVESTMENTS (cost $1,629,278,003)(1)	100.0%	1,842,655,120
Other assets less liabilities	(0.0)	(854,299)
NET ASSETS	100.0%	$1,841,800,821
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$1,842,655,120	$—	$—	$1,842,655,120
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2025 (unaudited)

	SA American Funds Asset Allocation	SA American Funds Global Growth	SA American Funds Growth	SA American Funds Growth- Income	SA American Funds VCP Managed Allocation
ASSETS:
Investments at value (unaffiliated)*	$1,886,305,712	$386,229,936	$1,163,921,540	$524,419,674	$1,842,655,120
Cash	35	8	21	9	40
Receivable for:
Investments sold	8,154,036	15,234,180	53,465,080	5,005,853	5,864,955
Due from investment adviser for expense reimbursements/fee waivers	913,789	224,121	575,710	252,030	1,039,612
Total assets	1,895,373,572	401,688,245	1,217,962,351	529,677,566	1,849,559,727
LIABILITIES:
Payable for:
Fund shares redeemed	8,154,070	15,234,189	53,465,101	5,005,863	5,864,996
Investment advisory and management fees	1,294,536	304,164	815,589	357,042	1,410,902
Service fees—Class 3	379,509	79,769	239,472	104,679	371,083
Transfer agent fees	22	33	33	33	27
Trustees' fees and expenses	14,330	3,089	5,968	3,309	15,861
Other accrued expenses	93,488	63,153	82,678	73,757	96,037
Total liabilities	9,935,955	15,684,397	54,608,841	5,544,683	7,758,906
Net assets	$1,885,437,617	$386,003,848	$1,163,353,510	$524,132,883	$1,841,800,821
NET ASSETS REPRESENTED BY:
Paid in capital	$1,483,053,985	$258,663,299	$719,645,767	$321,597,904	$1,418,701,800
Total accumulated earnings (loss)	402,383,632	127,340,549	443,707,743	202,534,979	423,099,021
Net assets	$1,885,437,617	$386,003,848	$1,163,353,510	$524,132,883	$1,841,800,821
Class 1 (unlimited shares authorized):
Net assets	$6,146,880	$1,347,684	$1,970,859	$1,660,383	$1,029,179
Shares of beneficial interest issued and outstanding	343,931	108,281	108,543	105,203	64,814
Net asset value, offering and redemption price per share	$17.87	$12.45	$18.16	$15.78	$15.88
Class 3 (unlimited shares authorized):
Net assets	$1,879,290,737	$384,656,164	$1,161,382,651	$522,472,500	$1,840,771,642
Shares of beneficial interest issued and outstanding	105,878,232	31,035,773	64,354,621	33,351,281	116,582,371
Net asset value, offering and redemption price per share	$17.75	$12.39	$18.05	$15.67	$15.79
* Cost
Investments (unaffiliated)	$1,764,503,755	$358,574,356	$916,067,297	$460,048,783	$1,629,278,003
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2025 (unaudited)

	SA American Funds Asset Allocation	SA American Funds Global Growth	SA American Funds Growth	SA American Funds Growth- Income	SA American Funds VCP Managed Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,316,451	$1,339,985	$2,280,698	$1,229,666	$25,325,147
Interest (unaffiliated)	1,408	236	225	128	185
Total Investment Income	8,317,859	1,340,221	2,280,923	1,229,794	25,325,332
EXPENSES:
Investment advisory and management fees	7,745,906	1,779,319	4,620,108	2,078,241	8,589,844
Service Fees:
Class 3	2,270,090	466,666	1,354,205	609,142	2,259,255
Transfer agent fees and expenses	324	485	485	485	404
Custodian and accounting fees	6,044	5,960	5,951	5,951	6,075
Reports to shareholders	23,904	20,373	27,628	22,139	40,760
Audit and tax fees	17,497	17,497	17,498	17,497	17,497
Legal fees	13,947	5,664	9,425	6,660	14,298
Trustees' fees and expenses	27,121	5,338	14,602	7,120	27,531
Other expenses	28,876	16,287	21,461	16,098	32,418
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	10,133,709	2,317,589	6,071,363	2,763,333	10,988,082
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(5,467,698)	(1,311,077)	(3,261,252)	(1,466,993)	(6,329,359)
Net expenses	4,666,011	1,006,512	2,810,111	1,296,340	4,658,723
Net investment income (loss)	3,651,848	333,709	(529,188)	(66,546)	20,666,609
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	11,154,879	10,556,287	36,126,520	9,691,164	23,114,469
Net realized gain from capital gain distributions received from underlying funds (unaffiliated)	129,725,789	47,941,042	91,756,372	85,086,854	69,725,405
Net realized gain (loss) on investments and foreign currencies	140,880,668	58,497,329	127,882,892	94,778,018	92,839,874
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(4,852,341)	(18,563,967)	(16,293,685)	(56,313,995)	(49,574,656)
Net unrealized gain (loss) on investments and foreign currencies	(4,852,341)	(18,563,967)	(16,293,685)	(56,313,995)	(49,574,656)
Net realized and unrealized gain (loss) on investments and foreign currencies	136,028,327	39,933,362	111,589,207	38,464,023	43,265,218
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$139,680,175	$40,267,071	$111,060,019	$38,397,477	$63,931,827
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	SA American Funds Asset Allocation		SA American Funds Global Growth		SA American Funds Growth
	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,651,848	$34,432,368	$333,709	$4,670,953	$(529,188)	$611,317
Net realized gain (loss) on investments and foreign currencies	140,880,668	102,198,227	58,497,329	36,292,878	127,882,892	68,305,093
Net unrealized gain (loss) on investments and foreign currencies	(4,852,341)	143,211,635	(18,563,967)	8,077,485	(16,293,685)	204,118,453
Net increase (decrease) in net assets resulting from operations	139,680,175	279,842,230	40,267,071	49,041,316	111,060,019	273,034,863
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(453,389)	—	(175,904)	—	(363,736)
Distributable earnings — Class 3	—	(106,608,126)	—	(42,794,108)	—	(72,773,753)
Total distributions to shareholders	—	(107,061,515)	—	(42,970,012)	—	(73,137,489)
CAPITAL SHARE TRANSACTIONS (Note 6)	(129,652,390)	(103,806,530)	(37,042,086)	(2,014,485)	(38,222,154)	(5,706,897)
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,027,785	68,974,185	3,224,985	4,056,819	72,837,865	194,190,477
NET ASSETS:
Beginning of period	1,875,409,832	1,806,435,647	382,778,863	378,722,044	1,090,515,645	896,325,168
End of period	$1,885,437,617	$1,875,409,832	$386,003,848	$382,778,863	$1,163,353,510	$1,090,515,645
	SA American Funds Growth-Income		SA American Funds VCP Managed Allocation
	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(66,546)	$3,818,855	$20,666,609	$22,836,813
Net realized gain (loss) on investments and foreign currencies	94,778,018	40,438,512	92,839,874	73,727,792
Net unrealized gain (loss) on investments and foreign currencies	(56,313,995)	56,941,248	(49,574,656)	215,052,767
Net increase (decrease) in net assets resulting from operations	38,397,477	101,198,615	63,931,827	311,617,372
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(152,780)	—	(133,655)
Distributable earnings — Class 3	—	(29,672,718)	—	(256,253,296)
Total distributions to shareholders	—	(29,825,498)	—	(256,386,951)
CAPITAL SHARE TRANSACTIONS (Note 6)	(14,204,308)	(5,701,220)	(110,795,079)	(62,838,168)
TOTAL INCREASE (DECREASE) IN NET ASSETS	24,193,169	65,671,897	(46,863,252)	(7,607,747)
NET ASSETS:
Beginning of period	499,939,714	434,267,817	1,888,664,073	1,896,271,820
End of period	$524,132,883	$499,939,714	$1,841,800,821	$1,888,664,073
See Notes to Financial Statements

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    SunAmerica Series Trust (the “Trust" or "SAST"), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is comprised of 59 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 5 of which are included in this report. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Portfolios of the Trust.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser and Nassau Life Insurance Company, an unaffiliated life insurance company (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).
    Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each Portfolio is diversified as defined by the 1940 Act.
    Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:
Trust Feeder Funds	American Funds Master Funds	Feeder Fund % Ownership of Master Fund
SA American Funds® Asset Allocation Portfolio	American Funds® Asset Allocation Fund	6.75%
SA American Funds® Global Growth Portfolio	American Funds® Global Growth Fund	4.44%
SA American Funds® Growth Portfolio	American Funds® Growth Fund	2.24%
SA American Funds® Growth-Income Portfolio	American Funds® Growth-Income Fund	1.22%
SA American Funds® VCP Managed Allocation Portfolio	American Funds® Managed Risk Growth-Income Fund	86.68%
    The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.
    The investment goals for the Portfolios included in this report are as follows:
    The SA American Funds Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.
    The SA American Funds Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.
    The SA American Funds Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
    The SA American Funds Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
    The SA American Funds VCP Managed Allocation Portfolio seeks long-term capital growth and income while seeking to manage volatility and provide downside protection. It invests all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Growth-Income Fund (“the Master Managed Risk Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Fund invests in the shares of two underlying funds, the American Funds Growth-Income Fund and American Funds Bond Fund (the “Underlying Funds”). The Underlying Funds invest in a diversified portfolio of common stocks and other equity securities, bonds and other debt securities and money market instruments.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant.  Each Portfolio is an investment company and accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services  - Investment Companies.  The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2025, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.
    Master Funds: Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:
    The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
    Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
    Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
    Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
    Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
    Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from third-party pricing vendors. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained by third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites and terms of the contract.
    Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by AFIS investment adviser and approved by the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
    Processes and structure — The AFIS board of trustees has designated the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the AFIS investment adviser's global risk management group. The Committee reports any changes to the fair valuation guidelines to the AFIS board of trustees. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date.  Distributions from income from underlying mutual fund investments (“Underlying Funds”), if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
    Operating Segments: An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.
    The Portfolios’ Adviser acts as the Portfolios’ CODM and has determined that the Portfolios have a single operating segment. The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Portfolios’ Portfolio of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.
Recent Accounting and Regulatory Developments
    In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”.  On an annual basis, ASU 2023-09 requires public entities to enhance the transparency and decision usefulness of income tax disclosures for investors.  ASU 2023-09 is effective for fiscal years beginning after December 15, 2024.  Management is currently evaluating the impact, if any, of applying ASU 2023-09.
Note 3 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.
	Distributable Earnings			Tax Distributions
	For the year ended December 31, 2024
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$34,432,368	$102,182,469	$126,088,620	$33,163,431	$73,898,084
SA American Funds Global Growth	4,847,244	36,058,230	46,168,006	2,150,973	40,819,039
SA American Funds Growth	1,056,861	67,728,937	263,861,928	683,653	72,453,836
SA American Funds Growth-Income	4,333,047	39,859,805	119,944,651	4,284,723	25,540,775
SA American Funds VCP Managed Allocation	22,836,813	73,727,792	262,602,590	20,559,648	235,827,303
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA American Funds Asset Allocation	$121,801,957	$(565,678)	$121,236,279	$1,765,069,433
SA American Funds Global Growth	27,655,580	(51,541)	27,604,039	358,625,897
SA American Funds Growth	247,854,243	(286,002)	247,568,241	916,353,299
SA American Funds Growth-Income	64,370,891	(740,235)	63,630,656	460,789,018
SA American Funds VCP Managed Allocation	213,377,117	(349,183)	213,027,934	1,629,627,186

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 4 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment advisor to the Trust and performs all investment advisory services for the Portfolios with the exception of portfolio management. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds.
Portfolio	Management Fees
SA American Funds Asset Allocation	0.85%
SA American Funds Global Growth	0.95%
SA American Funds Growth	0.85%
SA American Funds Growth-Income	0.85%
SA American Funds VCP Managed Allocation	0.95%
    The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.
    For the six months ended June 30, 2025, SAAMCo has agreed to waive advisory fees as follows:
Portfolio	Amount
SA American Funds Asset Allocation	$5,467,698
SA American Funds Global Growth	1,311,077
SA American Funds Growth	3,261,252
SA American Funds Growth-Income	1,466,993
SA American Funds VCP Managed Allocation	6,329,359
    SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2026; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2026 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.
Portfolio	Class 1	Class 3
SA American Funds VCP Managed Allocation	0.28%	0.53%
    With the exception of advisory fee waivers, for the six months ended June 30, 2025, pursuant to the contractual waivers/reimbursement expense referred to above, SAAMCo did not waive or reimburse any expenses.
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.  For the six months ended June 30, 2025, no amounts were repaid to the Adviser, and there are no remaining balances subject to recoupment.
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the six months ended June 30, 2025, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
    Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the six months ended June 30, 2025, service fees were paid (see Statement of Operations) based on the aforementioned rate.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended June 30, 2025 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA American Funds Asset Allocation	$2,309,860	$136,682,500	$—	$—
SA American Funds Global Growth	3,059,958	41,127,119	—	—
SA American Funds Growth	43,579,009	84,635,434	—	—
SA American Funds Growth-Income	10,311,710	25,829,761	—	—
SA American Funds VCP Managed Allocation	21,983,654	137,556,488	—	—
Note 6 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA American Funds Asset Allocation Portfolio				SA American Funds Global Growth Portfolio
	Six Months Ended 6/30/25 (unaudited)		Year Ended 12/31/24		Six Months Ended 6/30/25 (unaudited)		Year Ended 12/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	10,602	$178,873	16,295	$270,150	—	$—	5,737	$67,612
Reinvested dividends	—	—	27,562	453,389	—	—	15,256	175,904
Shares redeemed	(153,137)	(2,591,815)	(88,739)	(1,399,485)	(4,307)	(51,153)	(34,703)	(408,975)
Total	(142,535)	$(2,412,942)	(44,882)	$(675,946)	(4,307)	$(51,153)	(13,710)	$(165,459)
Class 3
Shares sold	71,528	$1,203,812	703,112	$11,271,484	282,972	$3,152,590	1,702,800	$20,379,856
Reinvested dividends	—	—	6,512,408	106,608,126	—	—	3,721,227	42,794,108
Shares redeemed	(7,737,443)	(128,443,260)	(13,621,260)	(221,010,194)	(3,427,812)	(40,143,523)	(5,404,296)	(65,022,990)
Total	(7,665,915)	$(127,239,448)	(6,405,740)	$(103,130,584)	(3,144,840)	$(36,990,933)	19,731	$(1,849,026)
Net increase (decrease)	(7,808,450)	$(129,652,390)	(6,450,622)	$(103,806,530)	(3,149,147)	$(37,042,086)	6,021	$(2,014,485)
	SA American Funds Growth Portfolio				SA American Funds Growth-Income Portfolio
	Six Months Ended 6/30/25 (unaudited)		Year Ended 12/31/24		Six Months Ended 6/30/25 (unaudited)		Year Ended 12/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	10,467	$163,608	3,459	$52,118	11,176	$160,475	2,287	$32,030
Reinvested dividends	—	—	23,316	363,736	—	—	10,654	152,780
Shares redeemed	(186,711)	(2,959,686)	(68,656)	(1,087,720)	(25,958)	(350,213)	(84,882)	(1,228,065)
Total	(176,244)	$(2,796,078)	(41,881)	$(671,866)	(14,782)	$(189,738)	(71,941)	$(1,043,255)
Class 3
Shares sold	2,799,010	$44,129,739	2,812,838	$42,819,473	808,768	$11,724,606	1,475,659	$20,441,507
Reinvested dividends	—	—	4,686,011	72,773,753	—	—	2,080,836	29,672,718
Shares redeemed	(4,612,981)	(79,555,815)	(7,773,816)	(120,628,257)	(1,753,215)	(25,739,176)	(3,896,458)	(54,772,190)
Total	(1,813,971)	$(35,426,076)	(274,967)	$(5,035,031)	(944,447)	$(14,014,570)	(339,963)	$(4,657,965)
Net increase (decrease)	(1,990,215)	$(38,222,154)	(316,848)	$(5,706,897)	(959,229)	$(14,204,308)	(411,904)	$(5,701,220)
	SA American Funds VCP Managed Allocation Portfolio
	Six Months Ended 6/30/25 (unaudited)		Year Ended 12/31/24
	Shares	Amount	Shares	Amount
Class 1
Shares sold	569	$8,501	4,874	$81,358
Reinvested dividends	—	—	8,822	133,655
Shares redeemed	(1,171)	(18,010)	(3,039)	(48,210)
Total	(602)	$(9,509)	10,657	$166,803

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA American Funds VCP Managed Allocation Portfolio
	Six Months Ended 6/30/25 (unaudited)		Year Ended 12/31/24
	Shares	Amount	Shares	Amount
Class 3
Shares sold	1,593,733	$23,774,778	986,791	$15,951,070
Reinvested dividends	—	—	16,981,663	256,253,296
Shares redeemed	(8,896,163)	(134,560,348)	(21,047,350)	(335,209,337)
Total	(7,302,430)	$(110,785,570)	(3,078,896)	$(63,004,971)
Net increase (decrease)	(7,303,032)	$(110,795,079)	(3,068,239)	$(62,838,168)
Note 7 — Transactions with Affiliates
    At June 30, 2025, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC
SA American Funds Asset Allocation	89.00%	7.30%	3.70%
SA American Funds Global Growth	93.91	5.19	0.90
SA American Funds Growth	92.67	5.75	1.58
SA American Funds Growth-Income	92.61	5.76	1.63
SA American Funds VCP Managed Allocation	85.32	10.45	4.23
Note 8 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.
Note 9 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $100 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.
    For the six months ended June 30, 2025, the Portfolios did not utilize the line of credit.

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA American Funds Asset Allocation Portfolio — Class 1(3)
12/31/20	$14.71	$0.28	$1.54	$1.82	$—	$(0.01)	$(0.01)	$16.52	12.40%	$7,207	0.87%	0.27%	1.92%	3%
12/31/21	16.52	0.33	2.16	2.49	(0.22)	(0.16)	(0.38)	18.63	15.12	8,393	0.86	0.26	1.83	2
12/31/22	18.63	0.32	(2.90)	(2.58)	(0.34)	(0.56)	(0.90)	15.15	(13.44)	7,470	0.86	0.26	1.94	4
12/31/23	15.15	0.33	1.65	1.98	(0.44)	(1.62)	(2.06)	15.07	14.27	8,008	0.87	0.27	2.18	2
12/31/24	15.07	0.35	2.12	2.47	(0.34)	(0.66)	(1.00)	16.54	16.43	8,046	0.86	0.26	2.14	1
06/30/25@	16.54	0.05	1.28	1.33	—	—	—	17.87	8.04	6,147	0.86(4)	0.26(4)	0.57(4)	0
SA American Funds Asset Allocation Portfolio — Class 3(3)
12/31/20	14.69	0.22	1.56	1.78	—	(0.01)	(0.01)	16.46	12.14	1,473,177	1.12	0.52	1.49	3
12/31/21	16.46	0.24	2.19	2.43	(0.19)	(0.16)	(0.35)	18.54	14.80	1,919,874	1.11	0.51	1.35	2
12/31/22	18.54	0.27	(2.86)	(2.59)	(0.30)	(0.56)	(0.86)	15.09	(13.58)	1,654,742	1.11	0.51	1.64	4
12/31/23	15.09	0.30	1.62	1.92	(0.40)	(1.62)	(2.02)	14.99	13.90	1,798,428	1.12	0.52	1.94	2
12/31/24	14.99	0.30	2.12	2.42	(0.30)	(0.66)	(0.96)	16.45	16.19	1,867,364	1.11	0.51	1.83	1
06/30/25@	16.45	0.03	1.27	1.30	—	—	—	17.75	7.90	1,879,291	1.11(4)	0.51(4)	0.40(4)	0
SA American Funds Global Growth Portfolio — Class 1(3)
12/31/20	10.94	0.05	3.25	3.30	(0.04)	(0.95)	(0.99)	13.25	30.48	558	0.99	0.29	0.41	1
12/31/21	13.25	0.06	2.08	2.14	(0.04)	(1.19)	(1.23)	14.16	16.38	2,464	0.98	0.28	0.43	4
12/31/22	14.16	0.06	(3.57)	(3.51)	—	(0.07)	(0.07)	10.58	(24.75)	1,022	0.98	0.28	0.55	11
12/31/23	10.58	0.11	2.08	2.19	(0.11)	(1.59)	(1.70)	11.07	22.52	1,399	0.99	0.29	0.94	2
12/31/24	11.07	0.16	1.40	1.56	(0.10)	(1.33)	(1.43)	11.20	13.68	1,260	0.99	0.29	1.32	5
06/30/25@	11.20	0.02	1.23	1.25	—	—	—	12.45	11.16	1,348	0.99(4)	0.29(4)	0.44(4)	1
SA American Funds Global Growth Portfolio — Class 3(3)
12/31/20	10.95	0.01	3.25	3.26	(0.01)	(0.95)	(0.96)	13.25	30.09	421,535	1.24	0.54	0.05	1
12/31/21	13.25	0.01	2.10	2.11	(0.01)	(1.19)	(1.20)	14.16	16.11	471,259	1.23	0.53	0.06	4
12/31/22	14.16	0.05	(3.59)	(3.54)	—	(0.07)	(0.07)	10.55	(24.97)	351,002	1.23	0.53	0.41	11
12/31/23	10.55	0.07	2.10	2.17	(0.08)	(1.59)	(1.67)	11.05	22.36	377,323	1.24	0.54	0.58	2
12/31/24	11.05	0.14	1.37	1.51	(0.07)	(1.33)	(1.40)	11.16	13.25	381,518	1.24	0.54	1.20	5
06/30/25@	11.16	0.01	1.22	1.23	—	—	—	12.39	11.02	384,656	1.24(4)	0.54(4)	0.18(4)	1

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA American Funds Growth Portfolio — Class 1(3)
12/31/20	$12.01	$0.05	$5.92	$5.97	$(0.14)	$(1.53)	$(1.67)	$16.31	52.09%	$704	0.88%	0.28%	0.34%	13%
12/31/21	16.31	0.05	3.48	3.53	(0.03)	(0.71)	(0.74)	19.10	21.93	2,305	0.87	0.27	0.28	5
12/31/22	19.10	0.04	(5.84)	(5.80)	(0.11)	(1.99)	(2.10)	11.20	(29.90)	1,668	0.87	0.27	0.30	3
12/31/23	11.20	0.09	3.97	4.06	(0.22)	(1.56)	(1.78)	13.48	38.35	4,405	0.88	0.28	0.73	6
12/31/24	13.48	0.04	4.16	4.20	(0.04)	(1.14)	(1.18)	16.50	31.64	4,698	0.87	0.27	0.28	4
06/30/25@	16.50	(0.00)	1.66	1.66	—	—	—	18.16	10.06	1,971	0.87(4)	0.27(4)	(0.06)(4)	4
SA American Funds Growth Portfolio — Class 3(3)
12/31/20	11.99	0.01	5.91	5.92	(0.11)	(1.53)	(1.64)	16.27	51.72	544,907	1.13	0.53	0.04	13
12/31/21	16.27	(0.00)	3.48	3.48	(0.00)	(0.71)	(0.71)	19.04	21.69	828,279	1.12	0.52	(0.02)	5
12/31/22	19.04	0.01	(5.82)	(5.81)	(0.08)	(1.99)	(2.07)	11.16	(30.09)	687,642	1.12	0.52	0.10	3
12/31/23	11.16	0.01	4.00	4.01	(0.19)	(1.56)	(1.75)	13.42	38.00	891,920	1.13	0.53	0.08	6
12/31/24	13.42	0.01	4.13	4.14	(0.01)	(1.14)	(1.15)	16.41	31.30	1,085,817	1.12	0.52	0.06	4
06/30/25@	16.41	(0.01)	1.65	1.64	—	—	—	18.05	9.99	1,161,383	1.12(4)	0.52(4)	(0.10)(4)	4
SA American Funds Growth-Income Portfolio — Class 1(3)
12/31/20	11.98	0.18	1.27	1.45	(0.23)	(1.41)	(1.64)	11.79	13.47	567	0.89	0.29	1.60	9
12/31/21	11.79	0.17	2.63	2.80	(0.15)	(0.45)	(0.60)	13.99	24.08	1,982	0.89	0.29	1.30	7
12/31/22	13.99	0.14	(2.49)	(2.35)	(0.14)	(0.36)	(0.50)	11.14	(16.49)	1,540	0.88	0.28	1.21	7
12/31/23	11.14	0.18	2.57	2.75	(0.31)	(1.04)	(1.35)	12.54	26.10	2,406	0.89	0.29	1.50	4
12/31/24	12.54	0.11	2.90	3.01	(0.16)	(0.77)	(0.93)	14.62	24.16	1,754	0.88	0.28	0.80	4
06/30/25@	14.62	0.01	1.15	1.16	—	—	—	15.78	7.93	1,660	0.88(4)	0.28(4)	0.18(4)	2
SA American Funds Growth-Income Portfolio — Class 3(3)
12/31/20	11.94	0.12	1.30	1.42	(0.20)	(1.41)	(1.61)	11.75	13.25	325,404	1.14	0.54	1.09	9
12/31/21	11.75	0.11	2.64	2.75	(0.13)	(0.45)	(0.58)	13.92	23.68	425,777	1.13	0.53	0.88	7
12/31/22	13.92	0.12	(2.49)	(2.37)	(0.11)	(0.36)	(0.47)	11.08	(16.74)	361,297	1.13	0.53	1.04	7
12/31/23	11.08	0.13	2.58	2.71	(0.28)	(1.04)	(1.32)	12.47	25.85	431,862	1.14	0.54	1.08	4
12/31/24	12.47	0.11	2.85	2.96	(0.13)	(0.77)	(0.90)	14.53	23.89	498,186	1.13	0.53	0.80	4
06/30/25@	14.53	(0.00)	1.14	1.14	—	—	—	15.67	7.85	522,473	1.13(4)	0.53(4)	(0.03)(4)	2

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA American Funds VCP Managed Allocation Portfolio — Class 1(3)
12/31/20	$14.81	$0.21	$1.21	$1.42	$—	$(0.04)	$(0.04)	$16.19	9.57%	$255	0.97%	0.27%	1.38%	5%
12/31/21	16.19	0.23	2.14	2.37	(0.25)	(0.92)	(1.17)	17.39	14.99	947	0.96	0.26	1.37	3
12/31/22	17.39	0.31	(3.28)	(2.97)	(0.19)	(0.53)	(0.72)	13.70	(16.97)	962	0.96	0.26	2.10	2
12/31/23	13.70	0.20	1.91	2.11	(0.31)	(0.51)	(0.82)	14.99	15.92	821	0.97	0.27	1.36	1
12/31/24	14.99	0.22	2.40	2.62	(0.22)	(2.09)	(2.31)	15.30	17.63	1,001	0.96	0.26	1.38	1
06/30/25@	15.30	0.20	0.38	0.58	—	—	—	15.88	3.79	1,029	0.97(4)	0.27(4)	2.59(4)	1
SA American Funds VCP Managed Allocation Portfolio — Class 3(3)
12/31/20	14.79	0.21	1.17	1.38	—	(0.04)	(0.04)	16.13	9.32	2,113,978	1.22	0.52	1.39	5
12/31/21	16.13	0.15	2.17	2.32	(0.21)	(0.92)	(1.13)	17.32	14.73	2,319,091	1.21	0.51	0.85	3
12/31/22	17.32	0.25	(3.24)	(2.99)	(0.15)	(0.53)	(0.68)	13.65	(17.18)	1,825,265	1.21	0.51	1.67	2
12/31/23	13.65	0.16	1.90	2.06	(0.27)	(0.51)	(0.78)	14.93	15.57	1,895,451	1.22	0.52	1.11	1
12/31/24	14.93	0.19	2.39	2.58	(0.18)	(2.09)	(2.27)	15.24	17.43	1,887,663	1.21	0.51	1.18	1
06/30/25@	15.24	0.17	0.38	0.55	—	—	—	15.79	3.61	1,840,772	1.22(4)	0.52(4)	2.29(4)	1

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

SunAmerica Series Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

SunAmerica Series Trust
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
    Not applicable.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
(08/25)

American Funds Insurance Series®

Financial Statements and Other Information N-CSR Items 7-11

for the six months ended June 30, 2025

Lit. No. INGEFP2-998-0825 © 2025 Capital Group. All rights reserved.

Global Growth Fund

Investment portfolio June 30, 2025		unaudited
Common stocks 97.78%		Value
	Shares	(000)

Information technology 28.43%
Microsoft Corp.	1,034,832	$ 514,736
Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	513,061
NVIDIA Corp.	2,403,112	379,668
Broadcom, Inc.	948,982	261,587
ASML Holding NV (ADR)	147,394	118,120
ASML Holding NV	124,200	99,134
Shopify, Inc., Class A, subordinate voting shares (a)	654,749	75,525
NEC Corp.	2,416,000	70,783
SAP SE	225,367	68,531
Cloudflare, Inc., Class A (a)	336,935	65,982
Synopsys, Inc. (a)	114,153	58,524
Samsung Electronics Co., Ltd.	1,068,680	47,353
Capgemini SE	255,102	43,587
AppLovin Corp., Class A (a)	95,469	33,422
EPAM Systems, Inc. (a)	187,399	33,136
Adobe, Inc. (a)	45,228	17,498
International Business Machines Corp.	48,049	14,164
Keyence Corp.	30,400	12,210
Ubiquiti, Inc.	20,700	8,521
Xero, Ltd. (a)	61,011	7,220
		2,442,762

Financials 16.20%
3i Group PLC	2,750,796	155,566
Visa, Inc., Class A	311,603	110,635
Citigroup, Inc.	1,104,759	94,037
Aon PLC, Class A	244,466	87,216
Fiserv, Inc. (a)	499,162	86,060
Banco Bilbao Vizcaya Argentaria SA	5,017,421	77,159
Prudential PLC	5,689,457	71,271
Societe Generale	1,237,374	70,765
Brookfield Corp., Class A	1,113,070	68,843
AXA SA	1,220,825	59,924
Tradeweb Markets, Inc., Class A	332,600	48,693
Swissquote Group Holding, Ltd.	80,515	45,603
CVC Capital Partners PLC	1,959,718	40,121
Blackstone, Inc.	255,000	38,143
Ameriprise Financial, Inc.	67,606	36,083
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,300,992	31,939
Partners Group Holding AG	24,055	31,378
Eurobank Ergasias Services and Holdings SA	8,619,374	29,607
CME Group, Inc., Class A	103,473	28,519
XP, Inc., Class A	1,360,351	27,479
VZ Holding AG	122,172	26,730
Japan Post Insurance Co., Ltd.	1,156,950	26,199
UniCredit SpA	359,971	24,131
Aviva PLC	2,408,746	20,473
CaixaBank SA, non-registered shares	2,148,574	18,612
FinecoBank SpA	635,542	14,101
Skandinaviska Enskilda Banken AB, Class A	608,175	10,613
AIA Group, Ltd.	913,107	8,189
Jackson Financial, Inc., Class A	44,327	3,936

		1,392,025

Industrials 15.26%
Safran SA	544,489	176,957
Comfort Systems USA, Inc.	278,016	149,075
TransDigm Group, Inc.	50,071	76,140
Airbus SE, non-registered shares	364,243	76,055

1American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Industrials (continued)
BAE Systems PLC	2,424,921	$ 62,793
Ryanair Holdings PLC (ADR)	1,069,423	61,674
Copart, Inc. (a)	1,011,807	49,649
Howmet Aerospace, Inc.	262,240	48,811
GT Capital Holdings, Inc.	4,680,871	47,698
Saab AB, Class B	797,272	44,461
RELX PLC	721,205	38,975
Crane Co.	204,000	38,738
Siemens AG	150,600	38,611
Honeywell International, Inc.	159,884	37,234
Ingersoll-Rand, Inc.	433,179	36,032
Boeing Co. (The) (a)	159,644	33,450
Hitachi, Ltd.	1,115,800	32,582
Compagnie de Saint-Gobain SA, non-registered shares	270,675	31,769
General Electric Co.	112,142	28,864
Alliance Global Group, Inc.	156,400,700	25,044
ASSA ABLOY AB, Class B	777,100	24,247
Schneider Electric SE	88,500	23,539
Core & Main, Inc., Class A (a)	303,180	18,297
Carrier Global Corp.	242,000	17,712
ITOCHU Corp.	312,960	16,421
Kongsberg Gruppen ASA	404,170	15,673
DSV A/S	59,397	14,273
RS Group PLC	1,745,907	13,768
ATI, Inc. (a)	152,323	13,152
Recruit Holdings Co., Ltd.	167,400	9,922
Daikin Industries, Ltd.	76,900	9,091

		1,310,707

Consumer discretionary 14.61%
Amazon.com, Inc. (a)	518,956	113,854
Chipotle Mexican Grill, Inc. (a)	1,878,200	105,461
Prosus NV, Class N	1,846,586	103,256
MercadoLibre, Inc. (a)	39,062	102,094
Booking Holdings, Inc.	15,225	88,141
Renault SA	1,688,781	77,841
Compagnie Financiere Richemont SA, Class A	338,392	63,738
Starbucks Corp.	616,040	56,448
Trip.com Group, Ltd. (ADR)	932,676	54,692
MGM China Holdings, Ltd.	28,793,200	47,243
Sanrio Co., Ltd.	950,000	45,968
Entain PLC	3,341,847	41,331
InterContinental Hotels Group PLC	360,000	41,035
LKQ Corp.	1,041,420	38,543
Flutter Entertainment PLC (a)	126,797	36,233
LVMH Moet Hennessy-Louis Vuitton SE	64,729	33,900
Moncler SpA	527,245	30,053
Inchcape PLC	2,991,192	29,808
Ferrari NV (EUR denominated)	51,774	25,377
Restaurant Brands International, Inc. (CAD denominated)	318,949	21,157
Toll Brothers, Inc.	167,692	19,139
Wynn Macau, Ltd.	21,430,000	14,796
YUM! Brands, Inc.	94,493	14,002
Alibaba Group Holding, Ltd. (ADR)	98,929	11,219
Industria de Diseno Textil SA	209,813	10,919
Global-E Online, Ltd. (a)	300,000	10,062
Tesla, Inc. (a)	29,759	9,453
Hyundai Motor Co.	61,211	9,230

		1,254,993

American Funds Insurance Series	2

Global Growth Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Health care 8.77%
Eli Lilly and Co.	205,754	$160,391
Vertex Pharmaceuticals, Inc. (a)	247,071	109,996
Novo Nordisk AS, Class B	984,147	68,306
Sanofi	640,801	62,055
Argenx SE (ADR) (a)	97,099	53,523
Regeneron Pharmaceuticals, Inc.	83,600	43,890
Cigna Group (The)	132,736	43,880
Alnylam Pharmaceuticals, Inc. (a)	123,340	40,220
Pfizer, Inc.	1,418,993	34,396
Centene Corp. (a)	580,852	31,529
EssilorLuxottica SA	91,606	25,131
UnitedHealth Group, Inc.	70,900	22,119
Siemens Healthineers AG	345,670	19,162
Bayer AG	537,074	16,154
Thermo Fisher Scientific, Inc.	32,200	13,056
Pro Medicus, Ltd.	48,121	9,029
Viatris, Inc.	110,678	988
Euroapi SA (a)(b)	5,869	20
		753,845

Communication services 6.37%
Meta Platforms, Inc., Class A	242,200	178,765
Alphabet, Inc., Class A	881,162	155,287
Spotify Technology SA (a)	97,672	74,948
Publicis Groupe SA	408,300	46,018
Nintendo Co., Ltd.	376,100	36,251
Bharti Airtel, Ltd.	868,779	20,358
Tencent Holdings, Ltd.	297,100	19,037
CTS Eventim AG & Co. KGaA	135,001	16,761

		547,425

Consumer staples 3.17%
Dollar General Corp.	408,173	46,687
British American Tobacco PLC	863,200	41,032
Costco Wholesale Corp.	35,210	34,856
Carrefour SA, non-registered shares	2,201,230	31,037
Philip Morris International, Inc.	167,000	30,416
Monster Beverage Corp. (a)	440,000	27,562
Nestle SA	261,067	25,937
Pernod Ricard SA	192,833	19,217
Loblaw Companies, Ltd.	93,102	15,400

		272,144

Energy 2.22%
Canadian Natural Resources, Ltd. (CAD denominated)	1,940,000	60,974
TotalEnergies SE	679,182	41,682
Tourmaline Oil Corp.	612,792	29,565
NAC Kazatomprom JSC (GDR)	585,731	25,304
Reliance Industries, Ltd.	1,105,000	19,335
Schlumberger NV	406,169	13,729

		190,589

Materials 2.13%
Linde PLC	214,708	100,737
Amcor PLC (CDI)	3,567,000	33,336

3American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)							Value
					Shares		(000)

Materials (continued)
First Quantum Minerals, Ltd. (a)					1,128,850		$ 20,053
LyondellBasell Industries NV					250,227		14,478
Lynas Rare Earths, Ltd. (a)					2,549,209		14,445
							183,049

Utilities 0.52%
Torrent Power, Ltd.					1,918,769		32,836
FirstEnergy Corp.					286,296		11,526

							44,362

Real estate 0.10%
Mirvac Group REIT					5,948,947		8,614

Total common stocks (cost: $4,866,714,000)							8,400,515
Preferred securities 0.19%

Information technology 0.19%
Samsung Electronics Co., Ltd., nonvoting preferred shares					460,450		16,888

Total preferred securities (cost: $12,816,000)							16,888
Short-term securities 2.77%

Money market investments 2.77%

Capital Group Central Cash Fund 4.35% (c)(d)					2,375,659		237,566
Total short-term securities (cost: $237,553,000)							237,566

Total investment securities 100.74% (cost: $5,117,083,000)							8,654,969
Other assets less liabilities (0.74)%							(63,517)

Net assets 100.00%							$8,591,452
Investments in affiliates (d)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.77%
Money market investments 2.77%
Capital Group Central Cash Fund 4.35% (c)	$283,574	$775,998	$821,926	$(41)	$(39)	$237,566	$5,913

(a)Security did not produce income during the last 12 months.

(b)All or a portion of this security was on loan. The total value of all such securities was $11,000, which represented less than 0.01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)Rate represents the seven-day yield at 6/30/2025.

(d)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts	CDI = CREST Depository Interest	GDR = Global Depositary Receipts
CAD = Canadian dollars	EUR = Euros	REIT = Real Estate Investment Trust
Refer to the notes to financial statements.
American Funds Insurance Series	4

Global Small Capitalization Fund

Investment portfolio June 30, 2025		unaudited
Common stocks 94.90%		Value
	Shares	(000)

Industrials 22.49%
Cleanaway Waste Management, Ltd.	16,692,698	$29,883
International Container Terminal Services, Inc.	3,892,880	28,404
Takasago Thermal Engineering Co., Ltd.	550,274	27,081
UL Solutions, Inc., Class A	357,358	26,037
CBIZ, Inc. (a)	360,344	25,840
ATI, Inc. (a)	273,691	23,630
Diploma PLC	348,043	23,352
Trelleborg AB, Class B	614,656	22,875
Qantas Airways, Ltd.	3,113,684	22,009
Adecco Group AG	726,245	21,583
Nexans SA	165,102	21,568
VSE Corp.	161,862	21,201
Comfort Systems USA, Inc.	31,592	16,940
Inox Wind, Ltd. (a)	8,025,554	16,409
Carel Industries SpA	596,421	15,878
Rumo SA	4,466,646	15,234
LS Electric Co., Ltd.	68,327	15,138
Casella Waste Systems, Inc., Class A (a)	128,613	14,839
Sinfonia Technology Co., Ltd.	218,586	14,815
Air Lease Corp., Class A	250,000	14,622
REV Group, Inc.	291,763	13,885
Hensoldt AG	117,338	13,462
RENK Group AG	157,353	12,578
Kandenko Co., Ltd.	530,900	12,288
Godrej Industries, Ltd. (a)	802,102	11,655
ICF International, Inc.	120,109	10,174
Alaska Air Group, Inc. (a)	200,000	9,896
Howden Joinery Group PLC	831,191	9,766
IMCD NV	71,833	9,650
First Advantage Corp. (a)	578,142	9,603
Applied Industrial Technologies, Inc.	39,533	9,189
dormakaba Holding AG	9,722	8,883
Addtech AB, Class B	245,222	8,346
Visional, Inc. (a)	105,238	8,119
XPO, Inc. (a)	63,304	7,995
Engcon AB, Class B	770,224	7,343
Reliance Worldwide Corp., Ltd.	2,633,607	7,107
Tetra Tech, Inc.	197,183	7,091
Beijer Ref AB, Class B	445,805	7,037
Bombardier, Inc., Class B (a)	75,000	6,534
Localiza Rent a Car SA, ordinary nominative shares	855,885	6,383
SPIE SA	111,728	6,278
Georg Fischer AG	69,127	5,650
CSW Industrials, Inc.	19,652	5,637
Trex Co., Inc. (a)	102,977	5,600
Byrna Technologies, Inc. (a)	166,228	5,133
Kurita Water Industries, Ltd.	125,000	4,946
SATS, Ltd.	2,022,100	4,835
Matson, Inc.	41,560	4,628
AZEK Co., Inc. (The), Class A (a)	81,825	4,447
WESCO International, Inc.	20,529	3,802
IndiaMart InterMesh, Ltd.	122,889	3,723
KEI Industries, Ltd.	84,089	3,719
Wizz Air Holdings PLC (a)(b)	221,203	3,310
Sterling Infrastructure, Inc. (a)	13,897	3,206
Voyager Technologies, Inc., Class A (a)(b)	61,500	2,414
Herc Holdings, Inc.	15,514	2,043
Delhivery, Ltd. (a)	433,780	1,936

5American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Industrials (continued)
Mueller Industries, Inc.	23,732	$ 1,886
THK Co., Ltd.	64,800	1,736
McGrath RentCorp	4,336	503

		689,754

Financials 15.43%
Cholamandalam Investment and Finance Co., Ltd.	1,955,819	37,128
Eurobank Ergasias Services and Holdings SA	9,230,606	31,706
Glacier Bancorp, Inc.	675,237	29,089
HDFC Asset Management Co., Ltd.	480,000	29,059
Vontobel Holding AG	354,868	28,669
Stifel Financial Corp.	269,807	28,001
SLM Corp.	824,188	27,025
Max Financial Services, Ltd. (a)	982,332	18,867
Baldwin Insurance Group, Inc. (The), Class A (a)	436,452	18,684
IIFL Finance, Ltd. (a)	3,028,075	16,692
Janus Henderson Group PLC	422,023	16,391
SiriusPoint, Ltd. (a)	700,000	14,273
Lazard, Inc., Class A	297,467	14,272
Porto Seguro SA	1,400,932	14,233
Home BancShares, Inc.	495,420	14,100
Pluxee NV	642,301	13,989
Asia Commercial Joint Stock Bank	13,830,250	11,278
Banco del Bajio, SA	4,062,979	9,819
SouthState Corp.	102,954	9,475
Essent Group, Ltd.	150,000	9,109
First American Financial Corp.	143,871	8,832
Patria Investments, Ltd., Class A	537,189	7,553
360 ONE WAM, Ltd.	469,058	6,533
EFG International AG	334,117	6,190
Discovery, Ltd.	483,482	5,866
Sprott, Inc.	82,833	5,726
CVB Financial Corp.	288,772	5,715
Bridgepoint Group PLC	1,232,030	5,256
Kyoto Financial Group, Inc.	263,300	4,721
PJT Partners, Inc., Class A	28,318	4,673
Root, Inc., Class A (a)	35,560	4,551
JB Financial Group Co., Ltd.	294,756	4,488
Haci Omer Sabanci Holding AS	1,751,573	3,944
FirstCash Holdings, Inc.	25,763	3,482
Capitec Bank Holdings, Ltd.	11,138	2,234
BNK Financial Group, Inc.	173,416	1,600

		473,223

Information technology 13.18%
Allegro MicroSystems, Inc. (a)	1,164,843	39,826
PAR Technology Corp. (a)(c)	325,484	22,579
PAR Technology Corp. (a)	155,085	10,758
MACOM Technology Solutions Holdings, Inc. (a)	225,450	32,305
King Slide Works Co., Ltd.	361,784	25,203
Silicon Laboratories, Inc. (a)	161,697	23,828
Pegasystems, Inc.	359,598	19,465
Kokusai Electric Corp.	802,379	19,318
Q2 Holdings, Inc. (a)	198,415	18,570
Credo Technology Group Holding, Ltd. (a)	194,072	17,969
Semtech Corp. (a)	356,911	16,111
eMemory Technology, Inc.	168,430	13,607
Lumentum Holdings, Inc. (a)	137,966	13,115
Insight Enterprises, Inc. (a)	84,243	11,633
American Funds Insurance Series	6

Global Small Capitalization Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Information technology (continued)
Riken Keiki Co., Ltd.	543,100	$ 11,408
Klaviyo, Inc., Class A (a)	328,169	11,020
Maruwa Co., Ltd.	38,254	10,982
Alphawave IP Group PLC (a)	3,569,476	8,535
Tokyo Seimitsu Co., Ltd.	124,023	8,279
Ncino, Inc. (a)	269,841	7,547
Fabrinet, non-registered shares (a)	25,161	7,414
Unity Software, Inc. (a)	302,073	7,310
Lattice Semiconductor Corp. (a)	139,780	6,848
Topicus.com, Inc., subordinate voting shares (a)	51,481	6,450
Confluent, Inc., Class A (a)	235,033	5,859
MKS, Inc.	56,170	5,581
Softcat PLC	211,275	4,979
HPSP Co., Ltd.	182,260	3,748
Cellebrite DI, Ltd. (a)	194,979	3,120
Hexaware Technologies, Ltd.	265,045	2,629
Blockchain Group (The) (a)(b)	490,674	2,491
ASMPT, Ltd.	316,400	2,320
MongoDB, Inc., Class A (a)	10,484	2,201
Silvaco Group, Inc. (a)(b)	163,728	773
Yotpo, Ltd. (a)(c)(d)	678,736	428
		404,209

Consumer discretionary 12.48%
Entain PLC	3,136,472	38,791
DraftKings, Inc., Class A (a)	657,778	28,212
Thor Industries, Inc.	281,786	25,025
Sega Sammy Holdings, Inc.	918,700	22,042
Genius Sports, Ltd. (a)	1,640,078	17,057
TopBuild Corp. (a)	52,196	16,898
Light & Wonder, Inc. (a)	97,580	9,393
Light & Wonder, Inc. Chess Depository Receipt (a)	75,431	7,319
Inchcape PLC	1,658,830	16,531
Food & Life Cos., Ltd.	315,200	15,354
Wyndham Hotels & Resorts, Inc.	180,987	14,698
CAVA Group, Inc. (a)	172,411	14,522
Guzman y Gomez, Ltd. (a)	626,907	11,672
Champion Homes, Inc. (a)	181,982	11,394
Acushnet Holdings Corp.	150,000	10,923
Ollie’s Bargain Outlet Holdings, Inc. (a)	78,598	10,358
Grand Canyon Education, Inc. (a)	50,511	9,547
Boot Barn Holdings, Inc. (a)	60,630	9,216
Lottomatica Group SpA	324,745	9,012
Sanrio Co., Ltd.	150,500	7,282
Patrick Industries, Inc.	73,088	6,744
tonies SE, Class A (a)	960,519	6,743
MRF, Ltd.	4,006	6,650
Steven Madden, Ltd.	270,679	6,491
Camping World Holdings, Inc., Class A	363,746	6,253
Aditya Vision, Ltd.	1,409,045	6,129
Yonex Co., Ltd.	300,000	6,041
Tube Investments of India, Ltd.	166,232	6,026
Five Below, Inc. (a)	41,947	5,503
Cairn Homes PLC (EUR denominated)	2,026,044	5,119
Zalando SE, non-registered shares (a)	142,442	4,690
Smartfit Escola de Ginastica e Danca SA	980,320	4,482

7American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Consumer discretionary (continued)
Shoei Co., Ltd.	320,200	$ 3,869
Victoria’s Secret & Co. (a)	137,388	2,544
EIH, Ltd.	29,163	126

		382,656

Health care 11.54%
Insulet Corp. (a)	138,345	43,465
Masimo Corp. (a)	176,106	29,625
DiaSorin Italia SpA	218,636	23,400
Ensign Group, Inc. (The)	131,436	20,275
Max Healthcare Institute, Ltd.	1,220,256	18,156
Carl Zeiss Meditec AG, non-registered shares (b)	236,775	15,898
Vimian Group AB (publ) (a)(b)	3,741,179	15,818
IDEAYA Biosciences, Inc. (a)	683,100	14,359
Glenmark Pharmaceuticals, Ltd.	653,989	13,374
Ambu AS, Class B, non-registered shares	799,520	12,547
Addus HomeCare Corp. (a)	105,462	12,148
BridgeBio Pharma, Inc. (a)	266,511	11,508
Asker Healthcare Group AB (a)	964,065	11,107
CONMED Corp.	189,210	9,854
Encompass Health Corp.	78,343	9,607
Haemonetics Corp. (a)	124,768	9,309
iRhythm Technologies, Inc. (a)	49,337	7,596
Aster DM Healthcare, Ltd.	1,089,547	7,573
Kymera Therapeutics, Inc. (a)	149,795	6,537
Indegene, Ltd.	965,116	6,467
Denali Therapeutics, Inc. (a)	454,147	6,354
Integer Holdings Corp. (a)	50,070	6,157
Bio-Techne Corp.	117,228	6,031
Vaxcyte, Inc. (a)	180,439	5,866
Dr. Lal PathLabs, Ltd.	151,312	4,934
AddLife AB, Class B	241,770	4,822
Vericel Corp. (a)	97,455	4,147
Establishment Labs Holdings, Inc. (a)(b)	92,322	3,943
Enliven Therapeutics, Inc. (a)(b)	149,388	2,997
Prestige Consumer Healthcare, Inc. (a)	32,983	2,634
Angelalign Technology, Inc.	318,348	2,293
Zealand Pharma AS (a)(b)	39,000	2,184
Bachem Holding AG (b)	24,766	1,810
Biohaven, Ltd. (a)	62,303	879
		353,674

Materials 5.92%
Materion Corp.	255,673	20,293
Knife River Corp. (a)	242,566	19,803
Resonac Holdings Co., Ltd.	827,000	19,233
Sumitomo Bakelite Co., Ltd.	639,359	18,510
Celanese Corp.	294,262	16,281
Lundin Gold, Inc.	300,000	15,840
Lundin Mining Corp.	1,000,000	10,516
Huhtamaki OYJ	276,021	9,845
Dyno Nobel, Ltd.	5,276,174	9,341
LANXESS AG	241,395	7,183
Acerinox, SA	507,145	6,464
Osaka Soda Co., Ltd.	384,900	4,803
Verallia SAS	140,206	4,657
Cabot Corp.	48,229	3,617
Arkema SA	43,503	3,205
Vicat SACA	40,492	2,805
American Funds Insurance Series	8

Global Small Capitalization Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Materials (continued)
Umicore SA	181,924	$ 2,674
ASP Isotopes, Inc. (a)(b)	344,175	2,533
NV Bekaert SA	53,808	2,222
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,552

		181,377

Communication services 4.39%
Magnite, Inc. (a)	1,533,111	36,979
Nippon Television Holdings, Inc.	1,086,100	25,236
Indosat Tbk PT	135,085,677	17,390
Springer Nature AG & Co. KGaA, non-registered shares	609,415	13,395
Rightmove PLC	1,209,594	13,094
New York Times Co., Class A	175,000	9,796
Lionsgate Studios Corp. (a)	1,051,920	6,112
Future PLC	515,448	5,158
JCDecaux SE	183,003	3,341
Starz Entertainment Corp. (a)	151,869	2,441
Bharti Hexacom, Ltd.	68,127	1,551

		134,493

Real estate 2.58%
Embassy Office Parks REIT	5,208,572	23,656
Charter Hall Group REIT	1,663,583	21,011
Lodha Developers, Ltd.	442,564	7,143
UMH Properties, Inc. REIT	410,600	6,894
St. Joe Co.	124,878	5,956
Mindspace Business Parks REIT	1,250,000	5,831
Corp. Inmobiliaria Vesta, SAB de CV (b)	1,900,000	5,222
Altus Group, Ltd.	89,910	3,479

		79,192

Consumer staples 2.50%
Raia Drogasil SA, ordinary nominative shares	7,178,745	19,978
Universal Robina Corp.	11,735,715	18,657
BBB Foods, Inc., Class A (a)	669,472	18,585
Lamb Weston Holdings, Inc.	170,000	8,814
Apotea Sverige AB (a)	845,173	7,879
e.l.f. Beauty, Inc. (a)	22,848	2,843
		76,756

Energy 2.48%
Weatherford International	512,177	25,768
NuVista Energy, Ltd. (a)	1,249,839	13,749
CNX Resources Corp. (a)	350,000	11,788
Vista Energy, SAB de CV, Class A (ADR) (a)	202,376	9,676
Aegis Logistics Ltd.	790,464	7,151
Aegis Vopak Terminals, Ltd. (a)	711,249	2,035
Aegis Vopak Terminals, Ltd. (a)(e)	241,762	692
NexGen Energy, Ltd. (a)	380,341	2,639
Denison Mines Corp. (a)	1,375,744	2,515
		76,013

Utilities 1.91%
Neoenergia SA	4,000,086	18,819
Black Hills Corp.	197,486	11,079

9American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Utilities (continued)
Talen Energy Corp. (a)	36,428	$ 10,592
SembCorp Industries, Ltd.	1,536,800	8,279
Nippon Gas Co., Ltd.	411,600	7,577
ACEN Corp.	50,415,592	2,318

		58,664

Total common stocks (cost: $2,104,018,000)		2,910,011
Preferred securities 0.77%

Information technology 0.47%
SmartHR, Inc., Series D, preferred shares (a)(c)(d)	3,006	11,470
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	1,360
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	181
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	173
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	116
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	56
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	48
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	27
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	21
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	1,070
		14,522

Financials 0.30%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	641,250	9,138
Total preferred securities (cost: $28,669,000)		23,660
Convertible stocks 0.43%

Materials 0.43%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	406,409	13,046

Total convertible stocks (cost: $12,428,000)		13,046
Convertible bonds & notes 0.13%	Principal amount

	(000)

Information technology 0.13%
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	USD600	908
Wolfspeed, Inc., convertible notes, 0.25% 2/15/2028	3,235	833
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029	8,923	2,298

Total convertible bonds & notes (cost: $4,448,000)		4,039
Short-term securities 5.28%	Shares

Money market investments 4.64%

Capital Group Central Cash Fund 4.35% (f)(g)	1,423,124	142,312

American Funds Insurance Series 10

Global Small Capitalization Fund (continued)

Short-term securities (continued)							Value
					Shares		(000)

Money market investments purchased with collateral from securities on loan 0.64%

Capital Group Central Cash Fund 4.35% (f)(g)(h)					138,096		$ 13,810
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (f)(h)					5,832,209		5,832
							19,642

Total short-term securities (cost: $161,942,000)							161,954

Total investment securities 101.51% (cost: $2,311,505,000)							3,112,710
Other assets less liabilities (1.51)%							(46,233)

Net assets 100.00%							$3,066,477
Investments in affiliates (g)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.00%
Consumer discretionary 0.00%
Lands’ End, Inc. (a)(i)	$27,594	$—	$ 16,981	$2,176	$(12,789)	$—	$—
Short-term securities 5.09%
Money market investments 4.64%
Capital Group Central Cash Fund 4.35% (f)	16,001	418,610	292,289	(20)	10	142,312	2,399
Money market investments purchased with collateral
from securities on loan 0.45%
Capital Group Central Cash Fund 4.35% (f)(h)	19,927		6,117(j)			13,810	—(k)
Total short-term securities						156,122

Total 5.09%				$2,156	$(12,779)	$156,122	$2,399

11American Funds Insurance Series

Global Small Capitalization Fund (continued)

Restricted securities (c)

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

PAR Technology Corp. (a)	3/8/2024	$12,580	$22,579	0.74%
SmartHR, Inc., Series D, preferred shares (a)(d)	5/28/2021	14,344	11,470	0.37
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	1,360	0.05
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	428	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	181	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	173	0.01
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	116	0.00(l)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	56	0.00(l)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	48	0.00(l)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	27	0.00(l)
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	71	21	0.00(l)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	1,070	0.03

Total		$39,671	$37,529	1.22%

(a)Security did not produce income during the last 12 months.

(b)All or a portion of this security was on loan. The total value of all such securities was $21,033,000, which represented 0.69% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $37,529,000, which represented 1.22% of the net assets of the fund.

(d)Value determined using significant unobservable inputs.

(e)Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $692,000, which represented 0.02% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)Rate represents the seven-day yield at 6/30/2025.

(g)Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

(h)Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

(i)Affiliated issuer during the reporting period but no longer held at 6/30/2025.

(j)Represents net activity. Refer to Note 5 for more information on securities lending.

(k)Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

(l)Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

EUR = Euros

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 12

Growth Fund

Investment portfolio June 30, 2025		unaudited
Common stocks 97.18%		Value
	Shares	(000)

Information technology 27.11%
NVIDIA Corp.	16,406,398	$ 2,592,047
Microsoft Corp.	4,808,489	2,391,790
Broadcom, Inc.	7,732,511	2,131,467
Cloudflare, Inc., Class A (a)	4,644,781	909,587
Shopify, Inc., Class A, subordinate voting shares (a)	7,554,237	871,381
MicroStrategy, Inc., Class A (a)	1,507,861	609,523
Micron Technology, Inc.	4,702,712	579,609
Taiwan Semiconductor Manufacturing Co., Ltd.	10,759,000	390,406
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	371,039	84,037
Apple, Inc.	2,252,048	462,053
Salesforce, Inc.	1,191,227	324,836
Constellation Software, Inc.	87,642	321,361
Adobe, Inc. (a)	740,568	286,511
Synopsys, Inc. (a)	548,921	281,421
SK hynix, Inc.	1,164,664	251,987
Motorola Solutions, Inc.	392,000	164,820
ASML Holding NV (ADR)	159,102	127,502
ASML Holding NV	25,261	20,163
KLA Corp.	145,050	129,927
Oracle Corp.	588,434	128,649
Unity Software, Inc. (a)	5,288,825	127,990
Palantir Technologies, Inc., Class A (a)	809,801	110,392
AppLovin Corp., Class A (a)	270,000	94,522
Datadog, Inc., Class A (a)	649,685	87,272
DocuSign, Inc. (a)	922,000	71,815
ARM Holdings PLC (ADR) (a)(b)	437,756	70,803
Intel Corp.	2,250,000	50,400
RingCentral, Inc., Class A (a)	1,465,500	41,547
Atlassian Corp., Class A (a)	175,462	35,635
ServiceNow, Inc. (a)	31,490	32,374
Fair Isaac Corp. (a)	16,963	31,008
ASM International NV	41,358	26,473
Accenture PLC, Class A	74,063	22,137
Applied Materials, Inc.	102,877	18,834
MKS, Inc.	101,047	10,040
HubSpot, Inc. (a)	14,369	7,998
Stripe, Inc., Class B (a)(c)(d)	168,598	5,985
		13,904,302

Communication services 19.98%
Meta Platforms, Inc., Class A	6,460,365	4,768,331
Netflix, Inc. (a)	1,675,116	2,243,198
Alphabet, Inc., Class C	6,355,470	1,127,397
Alphabet, Inc., Class A	5,364,896	945,455
Charter Communications, Inc., Class A (a)	752,094	307,464
Snap, Inc., Class A, nonvoting shares (a)	27,200,000	236,368
ROBLOX Corp., Class A (a)	1,951,083	205,254
Live Nation Entertainment, Inc. (a)	1,297,347	196,263
Take-Two Interactive Software, Inc. (a)	355,373	86,302
Comcast Corp., Class A	1,343,725	47,957
Nintendo Co., Ltd.	411,400	39,653
T-Mobile US, Inc.	99,374	23,677
Pinterest, Inc., Class A (a)	352,109	12,627
Frontier Communications Parent, Inc. (a)	244,130	8,886
		10,248,832

Consumer discretionary 13.76%
Tesla, Inc. (a)	7,509,093	2,385,339
Amazon.com, Inc. (a)	5,592,177	1,226,868

13American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd.	2,278,615	$ 713,525
DoorDash, Inc., Class A (a)	1,700,000	419,067
Chipotle Mexican Grill, Inc. (a)	5,026,162	282,219
NIKE, Inc., Class B	3,183,461	226,153
Tractor Supply Co.	3,325,000	175,460
Hermes International	61,000	165,195
Aramark	3,218,114	134,742
Burlington Stores, Inc. (a)	571,948	133,058
Norwegian Cruise Line Holdings, Ltd. (a)	6,094,950	123,606
Booking Holdings, Inc.	21,261	123,085
Home Depot, Inc.	315,781	115,778
Duolingo, Inc., Class A (a)	267,716	109,769
Flutter Entertainment PLC (a)	330,165	94,348
Rivian Automotive, Inc., Class A (a)(b)	5,693,160	78,224
Wayfair, Inc., Class A (a)	1,406,061	71,906
Service Corp. International	848,647	69,080
D.R. Horton, Inc.	478,018	61,626
Amadeus IT Group SA, Class A, non-registered shares	661,683	55,714
Starbucks Corp.	443,476	40,636
DraftKings, Inc., Class A (a)	908,357	38,959
YUM! Brands, Inc.	246,744	36,563
Floor & Decor Holdings, Inc., Class A (a)	437,000	33,194
Five Below, Inc. (a)	252,000	33,057
Churchill Downs, Inc.	295,641	29,860
Marriott International, Inc., Class A	56,000	15,300
Polaris, Inc.	371,000	15,081
TopBuild Corp. (a)	40,220	13,021
YETI Holdings, Inc. (a)	325,329	10,254
Caesars Entertainment, Inc. (a)	356,300	10,115
Hilton Worldwide Holdings, Inc.	36,119	9,620
Helen of Troy, Ltd. (a)	269,597	7,651
		7,058,073

Health care 11.06%
Intuitive Surgical, Inc. (a)	1,991,933	1,082,437
Eli Lilly and Co.	922,850	719,389
Vertex Pharmaceuticals, Inc. (a)	1,490,615	663,622
Alnylam Pharmaceuticals, Inc. (a)	1,686,200	549,853
UnitedHealth Group, Inc.	930,678	290,344
Boston Scientific Corp. (a)	2,547,986	273,679
HCA Healthcare, Inc.	627,846	240,528
Thermo Fisher Scientific, Inc.	472,926	191,753
Hims & Hers Health, Inc., Class A (a)	2,848,145	141,980
Illumina, Inc. (a)	1,344,976	128,324
Regeneron Pharmaceuticals, Inc.	231,073	121,313
Centene Corp. (a)	2,053,544	111,466
Bristol-Myers Squibb Co.	1,979,253	91,620
Guardant Health, Inc. (a)	1,705,050	88,731
Insmed, Inc. (a)	796,167	80,126
Ascendis Pharma AS (ADR) (a)	444,896	76,789
Mettler-Toledo International, Inc. (a)	62,042	72,882
Align Technology, Inc. (a)	369,578	69,972
Danaher Corp.	340,644	67,291
Ionis Pharmaceuticals, Inc. (a)	1,674,900	66,175
Novo Nordisk AS, Class B	917,755	63,698
Exact Sciences Corp. (a)	1,192,321	63,360
EssilorLuxottica SA	229,003	62,826
BioNTech SE (ADR) (a)(b)	562,734	59,914
Abbott Laboratories	371,669	50,551
Molina Healthcare, Inc. (a)	161,327	48,059

American Funds Insurance Series 14

Growth Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Health care (continued)
AstraZeneca PLC	343,952	$ 47,779
Royalty Pharma PLC, Class A	955,185	34,415
Veeva Systems, Inc., Class A (a)	87,585	25,223
IQVIA Holdings, Inc. (a)	105,500	16,626
CRISPR Therapeutics AG (a)(b)	334,619	16,276
Amgen, Inc.	55,569	15,515
Elevance Health, Inc.	26,768	10,412
QIAGEN NV	215,885	10,375
Verily Life Sciences, LLC (a)(c)(d)	300,178	9,825
Sarepta Therapeutics, Inc. (a)	498,337	8,521
		5,671,649

Industrials 10.54%
TransDigm Group, Inc.	716,472	1,089,496
General Electric Co.	1,544,121	397,441
Quanta Services, Inc.	987,626	373,402
Uber Technologies, Inc. (a)	3,500,000	326,550
Axon Enterprise, Inc. (a)	366,366	303,329
United Rentals, Inc.	343,479	258,777
Ingersoll-Rand, Inc.	2,632,733	218,991
GE Vernova, Inc.	384,741	203,586
United Airlines Holdings, Inc. (a)	2,300,410	183,182
ATI, Inc. (a)	2,086,140	180,117
Dayforce, Inc. (a)	3,030,416	167,855
Republic Services, Inc.	664,509	163,875
Equifax, Inc.	626,858	162,588
Boeing Co. (The) (a)	684,135	143,347
FTAI Aviation, Ltd.	1,094,574	125,920
Copart, Inc. (a)	2,348,144	115,223
Northrop Grumman Corp.	202,123	101,057
Airbus SE, non-registered shares	426,445	89,043
Ryanair Holdings PLC (ADR)	1,404,492	80,997
Ryanair Holdings PLC	96,554	2,732
Rocket Lab Corp. (a)(b)	2,320,675	83,011
Casella Waste Systems, Inc., Class A (a)	701,174	80,901
Old Dominion Freight Line, Inc.	490,000	79,527
Willscot Holdings Corp., Class A	2,545,837	69,756
Carrier Global Corp.	739,587	54,130
ITT, Inc.	343,000	53,793
Saia, Inc. (a)	192,280	52,683
Honeywell International, Inc.	204,196	47,553
HEICO Corp.	137,622	45,140
Bombardier, Inc., Class B (a)	518,058	45,135
XPO, Inc. (a)	263,564	33,286
Lennox International, Inc.	43,370	24,861
Safran SA	49,416	16,060
FedEx Corp.	68,327	15,531
Tetra Tech, Inc.	342,234	12,307
Einride AB (a)(c)(d)	78,648	2,633
		5,403,815

Financials 7.98%
Visa, Inc., Class A	2,685,292	953,413
Bank of America Corp.	7,760,600	367,232
Fiserv, Inc. (a)	1,979,966	341,366
Toast, Inc., Class A (a)	7,274,350	322,181
Mastercard, Inc., Class A	492,848	276,951
KKR & Co., Inc.	2,009,945	267,383
Affirm Holdings, Inc., Class A (a)	3,595,701	248,607

15American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Financials (continued)
Apollo Asset Management, Inc.	1,370,731	$ 194,466
Brookfield Corp., Class A	2,314,781	143,169
Capital One Financial Corp.	632,231	134,513
Blackstone, Inc.	802,515	120,040
Blue Owl Capital, Inc., Class A	4,832,647	92,835
Progressive Corp.	307,337	82,016
Block, Inc., Class A (a)	1,119,780	76,067
UBS Group AG	2,174,000	73,567
Ryan Specialty Holdings, Inc., Class A	1,007,426	68,495
First Citizens BancShares, Inc., Class A	31,833	62,280
Marsh & McLennan Cos., Inc.	275,836	60,309
Ares Management Corp., Class A	346,466	60,008
Truist Financial Corp.	1,350,366	58,052
Intercontinental Exchange, Inc.	176,208	32,329
Aon PLC, Class A	57,337	20,455
Kinsale Capital Group, Inc.	34,500	16,694
Arch Capital Group, Ltd.	159,854	14,555
Coinbase Global, Inc., Class A (a)	21,116	7,401
		4,094,384

Consumer staples 2.05%
Performance Food Group Co. (a)	3,559,500	311,350
Costco Wholesale Corp.	303,405	300,353
Dollar General Corp.	665,684	76,141
Mondelez International, Inc., Class A	861,831	58,122
Bunge Global SA	679,809	54,575
Philip Morris International, Inc.	298,723	54,406
Constellation Brands, Inc., Class A	325,000	52,871
Church & Dwight Co., Inc.	483,136	46,434
Dollar Tree Stores, Inc. (a)	372,328	36,875
Keurig Dr Pepper, Inc.	903,000	29,853
Estee Lauder Cos., Inc. (The), Class A	350,812	28,346
JUUL Labs, Inc., Class A (a)(c)(d)(e)	2,496,349	2,671
		1,051,997

Energy 1.98%
EOG Resources, Inc.	2,848,235	340,677
MEG Energy Corp.	8,273,055	156,318
Baker Hughes Co., Class A	3,500,000	134,190
Cenovus Energy, Inc. (CAD denominated)	6,693,761	91,085
TechnipFMC PLC	2,000,000	68,880
Canadian Natural Resources, Ltd. (CAD denominated)	2,160,826	67,915
Diamondback Energy, Inc.	325,000	44,655
EQT Corp.	701,954	40,938
Tourmaline Oil Corp.	596,759	28,792
Schlumberger NV	662,103	22,379
ConocoPhillips	225,174	20,207

		1,016,036

Materials 1.42%
Wheaton Precious Metals Corp.	2,574,257	231,168
Grupo Mexico, SAB de CV, Series B	19,156,155	116,032
Royal Gold, Inc.	551,247	98,034
Albemarle Corp.	1,072,000	67,182
Linde PLC	122,857	57,642
Franco-Nevada Corp. (CAD denominated)	323,280	53,076

American Funds Insurance Series 16

Growth Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Materials (continued)
LyondellBasell Industries NV	856,344	$49,548
Sherwin-Williams Co.	98,004	33,651
Glencore PLC	5,275,000	20,535

		726,868

Utilities 0.70%
Constellation Energy Corp.	894,062	288,568
PG&E Corp.	4,145,582	57,789
Southern Co. (The)	127,300	11,690

		358,047

Real estate 0.60%
CoStar Group, Inc. (a)	2,099,529	168,802
Zillow Group, Inc., Class C, nonvoting shares (a)	2,008,084	140,666
		309,468

Total common stocks (cost: $20,717,415,000)		49,843,471
Preferred securities 0.29%

Information technology 0.28%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)(d)	2,763,342	98,099
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)(d)	52,656	1,869
PsiQuantum Corp., Series D, preferred shares (a)(c)(d)	906,761	37,291
PsiQuantum Corp., Series E, preferred shares (a)(c)(d)	56,040	2,305
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)(d)	406,310	2,056
		141,620

Industrials 0.01%
Einride AB, Series C, preferred shares (a)(c)(d)	154,765	5,182
Total preferred securities (cost: $96,054,000)		146,802
Rights & warrants 0.04%

Information technology 0.04%
Openai Global, LLC, rights (a)(c)(d)	13,740,540	22,672
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	53,352	—(f)
Total rights & warrants (cost: $13,741,000)		22,672
Convertible stocks 0.01%

Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	4,131

Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (c)(d)	809,003	566
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (c)(d)	171,920	120
Total convertible stocks (cost: $18,269,000)		4,817

17American Funds Insurance Series

Growth Fund (continued)

Short-term securities 3.06%

Value

Shares(000)

Money market investments 2.81%

Capital Group Central Cash Fund 4.35% (g)(h)	14,433,847	$ 1,443,384

Money market investments purchased with collateral from securities on loan 0.25%

Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (g)(i)	126,327,908	126,327
Total short-term securities (cost: $1,569,522,000)		1,569,711

Total investment securities 100.58% (cost: $22,415,001,000)		51,587,473
Other assets less liabilities (0.58)%		(297,705)

Net assets 100.00%		$51,289,768

Investments in affiliates (h)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.81%
Money market investments 2.81%
Capital Group Central Cash Fund 4.35% (g)	$1,045,665	$3,192,626	$2,794,827	$(73)	$(7)	$1,443,384	$28,944
Money market investments purchased with collateral
from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (g)	4,032		4,032(j)			—	—(k)

Total 2.81%				$(73)	$(7)	$1,443,384	$28,944

American Funds Insurance Series 18

Growth Fund (continued)

Restricted securities (d)

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)	3/15/2023	$55,637	$98,099	0.19%
Stripe, Inc., Class B (a)(c)	5/6/2021	6,766	5,985	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	2,113	1,869	0.01
PsiQuantum Corp., Series D, preferred shares (a)(c)	5/28/2021	23,781	37,291	0.07
PsiQuantum Corp., Series E, preferred shares (a)(c)	5/23/2025-6/3/2025	2,305	2,305	0.01
Openai Global, LLC, rights (a)(c)	9/30/2024	13,741	22,672	0.04
Verily Life Sciences, LLC (a)(c)	12/21/2018	37,000	9,825	0.02
Einride AB, Series C, preferred shares (a)(c)	11/23/2022-8/1/2024	5,262	5,182	0.01
Einride AB (a)(c)	2/1/2023	2,674	2,633	0.01
JUUL Labs, Inc., Class A (a)(c)(e)	7/29/2024	19,001	2,671	0.00(l)
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)	12/1/2021	6,956	2,056	0.00(l)
ABL Space Systems Co., Class A-10, noncumulative convertible
preferred shares (c)	12/14/2023	1,382	566	0.00(l)
ABL Space Systems Co., Class A-9, noncumulative convertible
preferred shares (c)	10/22/2021	10,452	120	0.00(l)

Total		$187,070	$191,274	0.37%

(a)Security did not produce income during the last 12 months.

(b)All or a portion of this security was on loan. The total value of all such securities was $137,026,000, which represented 0.27% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)Value determined using significant unobservable inputs.

(d)Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $191,274,000, which represented 0.37% of the net assets of the fund.

(e)Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,671,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)Amount less than one thousand.

(g)Rate represents the seven-day yield at 6/30/2025.

(h)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

(i)Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

(j)Represents net activity. Refer to Note 5 for more information on securities lending.

(k)Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

(l)Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

19American Funds Insurance Series

International Fund

Investment portfolio June 30, 2025		unaudited
Common stocks 95.66%		Value
	Shares	(000)

Industrials 18.27%
Airbus SE, non-registered shares	1,175,038	$ 245,352
Recruit Holdings Co., Ltd.	2,441,206	144,687
Rolls-Royce Holdings PLC	9,280,451	123,261
MTU Aero Engines AG	229,720	102,070
Siemens AG	342,280	87,754
Techtronic Industries Co., Ltd.	6,692,500	73,575
Melrose Industries PLC	9,427,170	68,687
Volvo AB, Class B	2,202,525	61,786
DSV A/S	196,029	47,106
Diploma PLC	649,753	43,595
Rumo SA	11,921,504	40,659
Localiza Rent a Car SA, ordinary nominative shares	5,037,704	37,571
Daikin Industries, Ltd.	284,574	33,644
Schneider Electric SE	123,293	32,794
Hitachi, Ltd.	1,041,000	30,397
Shenzhen Inovance Technology Co., Ltd., Class A	2,154,066	19,411
AtkinsRealis Group, Inc.	263,382	18,473
Safran SA	56,700	18,427
Marubeni Corp.	835,500	16,901
Experian PLC	312,810	16,110
ITOCHU Corp.	287,300	15,075
Singapore Technologies Engineering, Ltd.	1,938,700	11,878
Grab Holdings, Ltd., Class A (a)	2,358,675	11,864
IHI Corp.	82,450	8,955
Ashtead Group PLC	105,159	6,739

		1,316,771

Financials 16.42%
Standard Chartered PLC	10,643,746	176,344
Banco Bilbao Vizcaya Argentaria SA	9,692,633	149,055
Nu Holdings, Ltd., Class A (a)	9,743,513	133,681
KB Financial Group, Inc.	1,185,335	97,402
ING Groep NV	4,427,753	97,147
3i Group PLC	1,312,886	74,248
Mizuho Financial Group, Inc.	2,329,200	64,585
AIA Group, Ltd.	5,580,497	50,047
China Merchants Bank Co., Ltd., Class A	6,885,237	44,153
Ping An Insurance (Group) Company of China, Ltd., Class A	5,391,410	41,744
Ping An Insurance (Group) Company of China, Ltd., Class H	5,500	35
Munchener Ruckversicherungs-Gesellschaft AG	56,655	36,745
Societe Generale	641,452	36,684
Tokio Marine Holdings, Inc.	722,100	30,643
Bank Central Asia Tbk PT	56,767,400	30,333
BNP Paribas SA	274,697	24,696
Barclays PLC	4,901,727	22,695
Bank Mandiri (Persero) Tbk PT	74,952,600	22,530
ICICI Bank, Ltd.	1,170,642	19,735
NatWest Group PLC	2,303,704	16,171
Kotak Mahindra Bank, Ltd.	425,144	10,725
Futu Holdings, Ltd. (ADR)	35,499	4,387

		1,183,785

Information technology 13.29%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,788,936	355,207
SAP SE	457,023	138,975
ASML Holding NV	131,045	104,598
SK hynix, Inc.	474,112	102,579
Tokyo Electron, Ltd.	526,498	101,201
Shopify, Inc., Class A, subordinate voting shares (a)	387,897	44,744

American Funds Insurance Series 20

International Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Information technology (continued)
STMicroelectronics NV	941,936	$ 28,776
Infineon Technologies AG	575,649	24,489
Constellation Software, Inc.	3,666	13,442
Tata Consultancy Services, Ltd.	242,399	9,785
Keyence Corp.	22,764	9,143
Renesas Electronics Corp.	608,100	7,555
NEC Corp.	244,075	7,151
Canva, Inc. (a)(b)(c)	4,819	6,168
Elite Material Co., Ltd. (a)	142,322	4,297
		958,110

Communication services 9.09%
SoftBank Group Corp.	2,223,300	162,342
Deutsche Telekom AG	3,342,675	121,945
Tencent Holdings, Ltd.	1,728,061	110,729
Bharti Airtel, Ltd.	4,448,767	104,247
Universal Music Group NV	1,409,146	45,614
Sea, Ltd., Class A (ADR) (a)	247,921	39,652
NetEase, Inc.	879,716	23,646
Advanced Info Service PCL, foreign registered shares	2,166,500	18,560
Singapore Telecommunications, Ltd.	5,800,500	17,427
Nintendo Co., Ltd.	117,200	11,296

		655,458

Consumer discretionary 9.02%
MercadoLibre, Inc. (a)	34,217	89,431
adidas AG	335,638	78,263
Trip.com Group, Ltd.	1,243,307	72,223
Flutter Entertainment PLC (a)	244,696	69,924
Compagnie Financiere Richemont SA, Class A	273,347	51,486
Maruti Suzuki India, Ltd.	313,157	45,279
Ferrari NV (EUR denominated)	87,650	42,961
NEXT PLC	242,819	41,463
Hyundai Motor Co.	162,486	24,501
Midea Group Co., Ltd., Class A	2,284,500	23,019
H World Group, Ltd. (ADR)	587,501	19,928
Moncler SpA	341,959	19,492
Galaxy Entertainment Group, Ltd.	4,030,000	17,891
Industria de Diseno Textil SA	266,263	13,857
Fast Retailing Co., Ltd.	33,500	11,520
Shimano, Inc.	71,200	10,336
Coupang, Inc., Class A (a)	205,714	6,163
Stellantis NV	499,419	5,006
Hermes International	1,637	4,433
LVMH Moet Hennessy-Louis Vuitton SE	5,799	3,037

		650,213

Health care 8.62%
Novo Nordisk AS, Class B	2,797,531	194,165
Daiichi Sankyo Co., Ltd.	6,367,450	148,790
Sanofi	1,342,290	129,986
Eurofins Scientific SE, non-registered shares	494,520	35,208
Zealand Pharma AS (a)	566,084	31,702
AstraZeneca PLC	196,051	27,234
Alcon, Inc.	214,923	19,015
Sandoz Group AG	212,368	11,621

21American Funds Insurance Series

International Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Health care (continued)
EssilorLuxottica SA	36,064	$9,894
bioMerieux SA	63,303	8,754
Ambu AS, Class B, non-registered shares	319,853	5,020

		621,389

Materials 7.87%
First Quantum Minerals, Ltd. (a)	14,456,903	256,811
Ivanhoe Mines, Ltd., Class A (a)	6,385,274	47,969
Ivanhoe Mines, Ltd., Class A (a)(c)	3,675,281	27,610
Rio Tinto PLC	930,790	54,236
Shin-Etsu Chemical Co., Ltd.	1,256,900	41,651
Grupo Mexico, SAB de CV, Series B	5,747,400	34,813
Air Liquide SA	118,039	24,352
Nitto Denko Corp.	1,148,055	22,255
Smurfit Westrock PLC	316,723	13,666
Nippon Sanso Holdings Corp.	355,500	13,486
Anglo American PLC	350,603	10,347
Akzo Nobel NV	112,948	7,903
Antofagasta PLC	291,075	7,230
DSM-Firmenich AG	46,001	4,891

		567,220

Consumer staples 5.97%
British American Tobacco PLC	2,677,738	127,286
Nestle SA	617,355	61,335
Danone SA	740,649	60,513
L’Oreal SA, non-registered shares	131,934	56,430
Ajinomoto Co., Inc.	1,796,300	48,760
JBS NV (BDR) (a)	1,940,148	27,928
Kweichow Moutai Co., Ltd., Class A	90,352	17,773
Avenue Supermarts, Ltd. (a)	262,709	13,394
Uni-Charm Corp.	1,184,800	8,561
Imperial Brands PLC	193,818	7,654
Suntory Beverage & Food, Ltd.	19,800	634

		430,268

Energy 5.50%
Reliance Industries, Ltd.	10,489,681	183,545
Canadian Natural Resources, Ltd. (CAD denominated)	4,945,487	155,437
Cenovus Energy, Inc. (CAD denominated)	2,993,045	40,728
Shell PLC (GBP denominated)	316,792	11,104
Neste OYJ	391,662	5,315

		396,129

Utilities 1.61%
Gulf Development PCL	36,220,543	43,253
E.ON SE	1,586,206	29,195
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	760,600	16,677
SembCorp Industries, Ltd.	2,815,100	15,166
Engie SA	511,996	12,017

		116,308

Total common stocks (cost: $5,034,543,000)		6,895,651

American Funds Insurance Series 22

International Fund (continued)

Preferred securities 0.46%							Value
					Shares		(000)

Financials 0.45%
Itau Unibanco Holding SA, preferred nominative shares					4,838,084		$ 32,903

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares (a)(b)(c)					422		540
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)(c)						18	23
Canva, Inc., Series A-4, noncumulative preferred shares (a)(b)(c)						1	2
							565

Total preferred securities (cost: $29,320,000)							33,468
Rights & warrants 0.00%

Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)					7,730		—(d)

Total rights & warrants (cost: $0)							—(d)
Short-term securities 4.59%

Money market investments 4.59%

Capital Group Central Cash Fund 4.35% (e)(f)					3,308,684		330,868
Total short-term securities (cost: $330,857,000)							330,868

Total investment securities 100.71% (cost: $5,394,720,000)							7,259,987
Other assets less liabilities (0.71)%							(51,283)

Net assets 100.00%							$7,208,704
Investments in affiliates (f)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 4.59%
Money market investments 4.59%
Capital Group Central Cash Fund 4.35% (e)	$396,476	$948,672	$1,014,187	$(59)	$(34)	$330,868	$6,773
Money market investments purchased with collateral
from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (e)	1,000		1,000(g)			—	—(h)

Total 4.59%				$(59)	$(34)	$330,868	$6,773

23American Funds Insurance Series
International Fund (continued)

Restricted securities (c)

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$27,610	0.38%
Canva, Inc. (a)(b)	8/26/2021-11/4/2021	8,215	6,168	0.09
Canva, Inc., Series A, noncumulative preferred shares (a)(b)	11/4/2021	719	540	0.01
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	31	23	0.00(i)
Canva, Inc., Series A-4, noncumulative preferred shares (a)(b)	11/4/2021	2	2	0.00(i)

Total		$41,929	$34,343	0.48%

(a)Security did not produce income during the last 12 months.

(b)Value determined using significant unobservable inputs.

(c)Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $34,343,000, which represented 0.48% of the net assets of the fund.

(d)Amount less than one thousand.

(e)Rate represents the seven-day yield at 6/30/2025.

(f)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

(g)Represents net activity. Refer to Note 5 for more information on securities lending.

(h)Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

(i)Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

BDR = Brazilian Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

American Funds Insurance Series 24

New World Fund

Investment portfolio June 30, 2025		unaudited
Common stocks 92.43%		Value
	Shares	(000)

Financials 18.97%
Nu Holdings, Ltd., Class A (a)	3,475,989	$47,691
Banco Bilbao Vizcaya Argentaria SA	3,027,732	46,561
Mastercard, Inc., Class A	53,659	30,153
KB Financial Group, Inc.	330,656	27,171
UniCredit SpA	389,263	26,095
Kotak Mahindra Bank, Ltd.	1,018,993	25,707
HDFC Bank, Ltd.	920,326	21,479
Capitec Bank Holdings, Ltd.	103,880	20,836
Abu Dhabi Islamic Bank PJSC	3,439,751	20,137
XP, Inc., Class A	951,063	19,211
ICICI Bank, Ltd.	777,107	13,101
ICICI Bank, Ltd. (ADR)	158,364	5,327
Eurobank Ergasias Services and Holdings SA	5,246,223	18,020
PICC Property and Casualty Co., Ltd., Class H	9,028,947	17,483
AIA Group, Ltd.	1,823,800	16,356
PB Fintech, Ltd. (a)	758,548	16,132
Hana Financial Group, Inc.	237,601	15,193
Standard Chartered PLC	898,272	14,882
Cholamandalam Investment and Finance Co., Ltd.	768,894	14,596
Bank Mandiri (Persero) Tbk PT	47,604,600	14,309
Bank Central Asia Tbk PT	24,537,323	13,111
Visa, Inc., Class A	35,083	12,456
National Bank of Greece SA	882,700	11,261
Grupo Financiero Banorte, SAB de CV, Series O	1,229,490	11,238
AU Small Finance Bank, Ltd.	1,119,542	10,672
Hong Kong Exchanges and Clearing, Ltd.	199,900	10,665
B3 SA - Brasil, Bolsa, Balcao	3,890,498	10,440
BSE, Ltd.	311,729	10,069
Shriram Finance, Ltd.	1,216,175	10,024
S&P Global, Inc.	18,499	9,754
Al Rajhi Banking and Investment Corp., non-registered shares	385,958	9,735
Banco BTG Pactual SA, units	1,168,887	9,090
Brookfield Corp., Class A	140,664	8,700
Woori Financial Group, Inc.	459,527	7,644
Samsung Fire & Marine Insurance Co., Ltd.	23,477	7,550
Emirates NBD Bank PJSC	1,209,547	7,509
Bank of the Philippine Islands	3,239,828	7,477
Alpha Bank SA	1,994,176	7,024
China Merchants Bank Co., Ltd., Class H	827,500	5,782
China Merchants Bank Co., Ltd., Class A	120,400	772
People’s Insurance Company (Group) of China, Ltd. (The), Class H	8,466,000	6,439
Banco Santander SA	727,899	6,025
Bajaj Finance, Ltd.	539,900	5,896
HSBC Holdings PLC (GBP denominated)	472,913	5,724
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,502,880	4,205
Commercial International Bank - Egypt (CIB) SAE	644,623	1,095
Aon PLC, Class A	13,063	4,660
Axis Bank, Ltd.	310,838	4,347
Prudential PLC	340,961	4,271
Futu Holdings, Ltd. (ADR)	33,166	4,099
Central Depository Services (India), Ltd.	187,676	3,926
Akbank TAS	1,762,454	3,019
Saudi National Bank (The)	304,355	2,931
Canara Bank	2,191,124	2,918
Erste Group Bank AG	33,639	2,865
Grupo Financiero Galicia SA, Class B (ADR)	55,124	2,778
Vietnam Technological and Commercial JSCB (The) (a)	1,840,100	2,554
360 ONE WAM, Ltd.	177,690	2,475
BNP Paribas SA	27,469	2,470
Discovery, Ltd.	193,692	2,350
Ping An Insurance (Group) Company of China, Ltd., Class H	352,544	2,239

25American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Financials (continued)
Edenred SA	64,058	$ 1,984
Kaspi.kz JSC (ADR)	22,533	1,913
Abu Dhabi Commercial Bank PJSC	509,562	1,870
Bajaj Finserv, Ltd.	73,887	1,771
CVC Capital Partners PLC	83,328	1,706
Bank of Ningbo Co., Ltd., Class A	404,900	1,546
Industrial and Commercial Bank of China, Ltd., Class H	1,873,000	1,484
Saudi Awwal Bank SJSC, non-registered shares	157,166	1,412
Swiss Re AG	6,155	1,064
Kasikornbank PCL, foreign registered shares	222,300	1,052
BDO Unibank, Inc.	303,450	823
Bank of Baroda	248,531	721
Haci Omer Sabanci Holding AS	277,306	624
Asia Commercial Joint Stock Bank	708,170	578
Sberbank of Russia PJSC (b)	2,662,164	—(c)
		707,247

Information technology 18.17%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,705,769	243,329
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,746	2,660
Microsoft Corp.	160,306	79,738
SK hynix, Inc.	316,700	68,521
Broadcom, Inc.	210,647	58,065
NVIDIA Corp.	239,839	37,892
ASML Holding NV	31,681	25,287
ASML Holding NV (ADR)	2,208	1,770
Cloudflare, Inc., Class A (a)	86,459	16,931
Synopsys, Inc. (a)	30,581	15,678
SAP SE	39,474	12,004
SAP SE (ADR)	4,295	1,306
Capgemini SE	61,733	10,548
E Ink Holdings, Inc.	1,334,000	10,092
Keyence Corp.	24,300	9,760
Tokyo Electron, Ltd.	47,000	9,034
MediaTek, Inc.	200,000	8,558
Apple, Inc.	30,219	6,200
KLA Corp.	6,801	6,092
Coforge, Ltd.	264,597	5,938
Elite Material Co., Ltd. (a)	180,992	5,465
Samsung Electronics Co., Ltd.	111,167	4,926
eMemory Technology, Inc.	59,000	4,767
Oracle Corp.	21,311	4,659
Advantech Co., Ltd.	341,000	3,969
HCL Technologies, Ltd.	168,613	3,399
Globant SA (a)	36,165	3,285
TDK Corp.	236,800	2,788
Micron Technology, Inc.	21,422	2,640
ASM International NV	3,936	2,519
Credo Technology Group Holding, Ltd. (a)	26,663	2,469
Tata Consultancy Services, Ltd.	60,004	2,422
Xiaomi Corp., Class B (a)	174,600	1,333
EPAM Systems, Inc. (a)	6,651	1,176
Unity Software, Inc. (a)	46,938	1,136
Canva, Inc. (a)(b)(d)	385	493
Disco Corp.	1,400	414

		677,263

Consumer discretionary 12.08%
MercadoLibre, Inc. (a)	34,697	90,685

American Funds Insurance Series 26

New World Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Consumer discretionary (continued)
Trip.com Group, Ltd. (ADR)	439,599	$ 25,778
Trip.com Group, Ltd.	403,445	23,436
BYD Co., Ltd., Class A	402,408	18,640
BYD Co., Ltd., Class H	835,500	13,038
Midea Group Co., Ltd., Class A	2,728,768	27,495
LVMH Moet Hennessy-Louis Vuitton SE	37,495	19,637
Eicher Motors, Ltd.	260,810	17,202
Galaxy Entertainment Group, Ltd.	3,645,000	16,182
Meituan, Class B (a)	836,900	13,359
Alibaba Group Holding, Ltd.	651,172	9,108
Alibaba Group Holding, Ltd. (ADR)	30,817	3,495
Jumbo SA	364,196	12,570
Compagnie Financiere Richemont SA, Class A	65,071	12,256
H World Group, Ltd. (ADR)	316,639	10,741
H World Group, Ltd.	244,900	828
Ferrari NV (EUR denominated)	20,115	9,859
Maruti Suzuki India, Ltd.	58,873	8,512
Titan Co., Ltd.	195,971	8,433
TVS Motor Co., Ltd.	232,931	7,926
Ryohin Keikaku Co., Ltd.	158,500	7,622
adidas AG	28,112	6,555
Amadeus IT Group SA, Class A, non-registered shares	64,781	5,455
Hermes International	1,896	5,135
Naspers, Ltd., Class N	16,462	5,129
MakeMyTrip, Ltd. (a)	47,364	4,643
Sands China, Ltd.	2,207,600	4,595
Booking Holdings, Inc.	791	4,579
PDD Holdings, Inc. (ADR) (a)	39,455	4,129
Wynn Resorts, Ltd.	43,313	4,057
Industria de Diseno Textil SA	73,400	3,820
Tesla, Inc. (a)	11,265	3,578
Shenzhou International Group Holdings, Ltd.	495,900	3,525
Inchcape PLC	303,859	3,028
Royal Caribbean Cruises, Ltd.	9,211	2,884
Li Ning Co., Ltd.	1,304,655	2,812
YUM! Brands, Inc.	17,671	2,619
Starbucks Corp.	27,127	2,486
Aptiv Holdings, Ltd. (a)	35,729	2,437
Vibra Energia SA	570,400	2,274
Mahindra & Mahindra, Ltd.	60,173	2,233
Marriott International, Inc., Class A	7,554	2,064
Swiggy, Ltd. (a)	344,328	1,608
Evolution AB	18,493	1,469
Hilton Worldwide Holdings, Inc.	5,460	1,454
ANTA Sports Products, Ltd.	118,700	1,429
Tube Investments of India, Ltd.	36,685	1,330
NIKE, Inc., Class B	18,711	1,329
Renault SA	25,328	1,167
Hyundai Mobis Co., Ltd.	5,052	1,074
Compagnie Generale des Etablissements Michelin	28,554	1,061
Shangri-La Asia, Ltd.	1,774,000	965
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	862
Pop Mart International Group, Ltd.	25,000	849
Hyundai Motor India, Ltd. (a)	32,248	835
ITC Hotels, Ltd. (a)	33,979	88
		450,359

Industrials 11.08%
Airbus SE, non-registered shares	259,078	54,096
Rolls-Royce Holdings PLC	2,326,727	30,903

27American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Industrials (continued)
International Container Terminal Services, Inc.	3,894,600	$ 28,416
Rumo SA	5,953,921	20,306
Safran SA	58,562	19,032
Copa Holdings SA, Class A	148,121	16,289
Techtronic Industries Co., Ltd.	1,363,500	14,990
General Electric Co.	56,239	14,475
Shenzhen Inovance Technology Co., Ltd., Class A	1,505,802	13,569
Hitachi, Ltd.	414,600	12,107
BAE Systems PLC	464,567	12,030
LS Electric Co., Ltd.	51,458	11,400
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	386,440	8,871
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	6,194	1,422
TransDigm Group, Inc.	6,399	9,731
Mitsubishi Heavy Industries, Ltd.	368,500	9,238
Localiza Rent a Car SA, ordinary nominative shares	1,230,526	9,177
Contemporary Amperex Technology Co., Ltd., Class A	259,276	9,126
Daikin Industries, Ltd.	75,700	8,950
Larsen & Toubro, Ltd.	209,113	8,948
Uber Technologies, Inc. (a)	95,102	8,873
Leonardo SpA	157,004	8,837
Motiva Infraestrutura de Mobilidade SA	3,342,651	8,484
DSV A/S	33,179	7,973
Siemens AG	29,434	7,546
Jiangsu Hengli Hydraulic Co., Ltd., Class A	655,664	6,588
Weichai Power Co., Ltd., Class A	1,845,700	3,962
Weichai Power Co., Ltd., Class H	947,000	1,923
Wizz Air Holdings PLC (a)(e)	272,591	4,078
IMCD NV	30,258	4,065
Schneider Electric SE	14,918	3,968
Carrier Global Corp.	52,454	3,839
Aselan Elektronik Sanayi ve Ticaret AS	1,006,320	3,811
InPost SA (a)	216,724	3,600
Ayala Corp.	336,470	3,405
GT Capital Holdings, Inc.	239,920	2,445
Bureau Veritas SA	67,515	2,302
Hanwha Aerospace Co., Ltd.	2,973	1,868
Ingersoll-Rand, Inc.	22,177	1,845
Boeing Co. (The) (a)	8,316	1,742
Grab Holdings, Ltd., Class A (a)	306,584	1,542
GE Vernova, Inc.	2,861	1,514
Epiroc AB, Class B	67,124	1,284
SM Investments Corp.	70,690	1,094
Airports of Thailand PCL, foreign registered shares	1,080,600	1,007
Legrand SA	7,279	973
Embraer SA	66,072	937
Haitian International Holdings, Ltd.	154,146	401

		412,982

Communication services 9.75%
Tencent Holdings, Ltd.	1,173,251	75,178
Meta Platforms, Inc., Class A	86,453	63,810
Bharti Airtel, Ltd.	1,701,223	39,865
Bharti Airtel, Ltd., interim shares	51,552	919
NetEase, Inc.	1,122,300	30,167
Kanzhun, Ltd., Class A (ADR) (a)	1,296,931	23,137
MTN Group, Ltd.	2,635,868	20,969
Alphabet, Inc., Class C	66,759	11,842
Alphabet, Inc., Class A	39,299	6,926
Netflix, Inc. (a)	12,144	16,262
KT Corp. (ADR)	662,486	13,766

American Funds Insurance Series 28

New World Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Communication services (continued)
Tencent Music Entertainment Group, Class A (ADR)	602,261	$ 11,738
America Movil, SAB de CV, Class B (ADR)	539,303	9,675
True Corp. PCL, foreign registered shares (a)	19,498,986	6,670
True Corp. PCL, nonvoting depositary receipts (a)	3,864,400	1,322
Telkom Indonesia (Persero) Tbk PT, Class B	34,179,000	5,853
Sea, Ltd., Class A (ADR) (a)	33,685	5,388
TIM SA	1,320,002	5,357
Orange	301,138	4,581
Baidu, Inc., Class A (ADR) (a)	48,302	4,142
Indus Towers, Ltd. (a)	366,083	1,798
Singapore Telecommunications, Ltd.	557,100	1,674
Kuaishou Technology, Class B (a)	151,800	1,224
JCDecaux SE	55,457	1,013

		363,276

Health care 6.12%
Novo Nordisk AS, Class B	641,758	44,542
Max Healthcare Institute, Ltd.	2,750,648	40,926
Eli Lilly and Co.	40,343	31,449
Laurus Labs, Ltd.	1,869,207	15,799
AstraZeneca PLC	77,534	10,770
Thermo Fisher Scientific, Inc.	23,722	9,618
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	1,008,388	7,304
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	260,000	1,782
Rede D’Or Sao Luiz SA	1,270,637	8,284
BeOne Medicines, Ltd. (ADR) (a)	30,564	7,399
BeOne Medicines, Ltd. (a)	36,200	681
Innovent Biologics, Inc. (a)	675,873	6,750
Zai Lab, Ltd. (ADR) (a)(e)	174,660	6,108
Abbott Laboratories	44,758	6,088
EssilorLuxottica SA	15,989	4,386
Danaher Corp.	18,681	3,690
Mankind Pharma, Ltd. (a)	116,150	3,142
OdontoPrev SA	1,320,175	2,848
Revvity, Inc.	24,914	2,410
bioMerieux SA	16,481	2,279
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	133,206	2,232
Lupin, Ltd.	85,261	1,927
WuXi AppTec Co., Ltd., Class H	154,400	1,547
Alcon, Inc.	17,457	1,544
Mettler-Toledo International, Inc. (a)	1,181	1,387
Asahi Intecc Co., Ltd.	71,500	1,134
Medtronic PLC	12,711	1,108
Wuxi Biologics (Cayman), Inc. (a)	240,500	786
CanSino Biologics, Inc., Class H (a)	35,921	158
		228,078

Consumer staples 6.01%
Kweichow Moutai Co., Ltd., Class A	175,970	34,615
Nestle SA	195,460	19,419
ITC, Ltd.	3,337,250	16,206
Dino Polska SA, non-registered shares (a)	88,026	12,846
Arca Continental, SAB de CV	1,023,525	10,818
Carlsberg A/S, Class B	73,053	10,351
JBS NV (BDR) (a)	649,875	9,355
Avenue Supermarts, Ltd. (a)	164,225	8,373
Anheuser-Busch InBev SA/NV	110,064	7,551
KT&G Corp.	73,530	6,957
Shoprite Holdings, Ltd.	411,098	6,431

29American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Consumer staples (continued)
Tsingtao Brewery Co., Ltd., Class H	950,634	$ 6,206
Ajinomoto Co., Inc.	220,098	5,975
Varun Beverages, Ltd.	1,109,686	5,920
Monster Beverage Corp. (a)	94,046	5,891
Philip Morris International, Inc.	32,137	5,853
L’Oreal SA, non-registered shares	12,555	5,370
Constellation Brands, Inc., Class A	32,052	5,214
United Spirits, Ltd.	271,676	4,524
Raia Drogasil SA, ordinary nominative shares	1,609,884	4,480
British American Tobacco PLC	90,968	4,324
Masan Group Corp. (a)	1,415,200	4,161
Budweiser Brewing Co., APAC, Ltd. (e)	3,732,500	3,695
BBB Foods, Inc., Class A (a)	125,631	3,488
Mondelez International, Inc., Class A	39,313	2,651
Danone SA	26,928	2,200
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	1,143,368	2,092
WH Group, Ltd.	2,142,000	2,060
Godrej Consumer Products, Ltd.	140,237	1,927
Coca-Cola Co.	25,766	1,823
Dabur India, Ltd.	279,582	1,582
Chongqing Brewery Co., Ltd., Class A	142,300	1,094
JD Health International, Inc. (a)	107,650	590
		224,042

Materials 4.92%
First Quantum Minerals, Ltd. (a)	1,714,836	30,462
Linde PLC	40,288	18,902
Freeport-McMoRan, Inc.	420,670	18,236
Vale SA, ordinary nominative shares	1,001,048	9,701
Vale SA (ADR), ordinary nominative shares	724,393	7,034
Barrick Mining Corp.	624,702	13,006
APL Apollo Tubes, Ltd.	562,052	11,398
Glencore PLC	2,517,627	9,801
Amcor PLC (CDI)	857,203	8,011
Grupo Mexico, SAB de CV, Series B	1,305,403	7,907
BASF SE	116,745	5,756
Sika AG	19,448	5,280
Anhui Conch Cement Co., Ltd., Class H	1,677,500	4,265
Nutrien, Ltd. (CAD denominated)	71,990	4,195
Southern Copper Corp.	34,299	3,470
Impala Platinum Holdings, Ltd. (a)	303,087	2,721
Fresnillo PLC	134,845	2,665
Valterra Platinum, Ltd. (ZAR denominated)	59,708	2,665
Corteva, Inc.	34,721	2,588
Ivanhoe Mines, Ltd., Class A (a)	343,840	2,583
Wheaton Precious Metals Corp. (CAD denominated)	27,361	2,460
Loma Negra Compania Industrial Argentina SA (ADR) (a)	212,030	2,326
SRF, Ltd.	48,298	1,826
Asian Paints, Ltd.	63,269	1,727
Akzo Nobel NV	20,703	1,449
Arkema SA	14,823	1,092
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	98,397	682
Antofagasta PLC	20,116	500
Albemarle Corp.	5,932	372
Shin-Etsu Chemical Co., Ltd.	9,800	325
Gerdau SA (ADR)	55,796	163
Alrosa PJSC (b)	1,123,215	—(c)
		183,568

American Funds Insurance Series 30

New World Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Energy 2.23%
Reliance Industries, Ltd.	1,019,587	$ 17,840
TotalEnergies SE	245,605	15,073
Adnoc Gas PLC	11,725,982	10,920
ADNOC Drilling Co. PJSC	6,155,841	9,554
Vista Energy, SAB de CV, Class A (ADR) (a)	184,959	8,843
Galp Energia, SGPS, SA, Class B	243,804	4,472
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	344,847	4,314
Cheniere Energy, Inc.	17,049	4,152
Shell PLC (GBP denominated)	92,430	3,240
Chevron Corp.	15,884	2,274
Schlumberger NV	61,022	2,063
Borr Drilling, Ltd. (a)	149,981	274
Rosneft Oil Co. PJSC (b)	588,661	—(c)
		83,019

Real estate 1.71%
Lodha Developers, Ltd.	2,312,205	37,320
China Resources Mixc Lifestyle Services, Ltd.	1,957,600	9,464
China Resources Land, Ltd.	1,274,000	4,317
Emaar Properties PJSC	1,115,023	4,129
CK Asset Holdings, Ltd.	741,500	3,268
KE Holdings, Inc., Class A (ADR)	128,112	2,273
SM Prime Holdings, Inc.	5,013,400	2,087
Longfor Group Holdings, Ltd.	336,846	397
Fibra Uno Administracion REIT, SA de CV	214,685	297
ALLOS SA, ordinary nominative shares	60,765	254

		63,806

Utilities 1.39%
Equatorial Energia SA, ordinary nominative shares	1,522,946	10,080
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	415,797	9,117
Gulf Development PCL	7,550,993	9,017
Power Grid Corporation of India, Ltd.	1,889,109	6,606
SembCorp Industries, Ltd.	1,194,800	6,437
Torrent Power, Ltd.	240,398	4,114
Engie SA	156,238	3,667
CPFL Energia SA	254,682	1,915
AES Corp.	74,426	783

		51,736

Total common stocks (cost: $2,102,932,000)		3,445,376
Preferred securities 0.74%

Financials 0.32%
Itau Unibanco Holding SA (ADR), preferred nominative shares	1,293,179	8,781
Itau Unibanco Holding SA, preferred nominative shares	444,376	3,022

		11,803

Real estate 0.23%
QuintoAndar, Ltd., Series E, preference shares (a)(b)(d)	32,657	6,965
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)(d)	8,400	1,791
		8,756

31American Funds Insurance Series

New World Fund (continued)

Preferred securities (continued)

Information technology 0.14%

Samsung Electronics Co., Ltd., nonvoting preferred shares Canva, Inc., Series A, noncumulative preferred shares (a)(b)(d) Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)(d)

Value

Shares(000)

140,739	$ 5,162

3444

11

5,207

Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	35,578	1,758
Getir BV, Series D, preferred shares (a)(b)(d)	7,768	—(c)
		1,758

Total preferred securities (cost: $28,667,000)		27,524

Rights & warrants 0.00%

Industrials 0.00%
Hanwha Aerospace Co., Ltd., rights, expire 7/2/2025 (a)	215	26
Total rights & warrants (cost: $0)		26

Convertible stocks 0.00%

Materials 0.00%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	183

Total convertible stocks (cost: $286,000)		183
Bonds, notes & other debt instruments 3.42%	Principal amount

	(000)

Bonds & notes of governments & government agencies outside the U.S. 3.03%

Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	176
Abu Dhabi (Emirate of) 5.50% 4/30/2054	905	903
Angola (Republic of) 9.50% 11/12/2025	400	402
Angola (Republic of) 8.25% 5/9/2028	600	566
Angola (Republic of) 8.00% 11/26/2029 (f)	445	405
Angola (Republic of) 8.75% 4/14/2032 (f)	280	248
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (g)	937	633
Argentine Republic 5.00% 1/9/2038	601	430
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL16,913	2,954
Brazil (Federative Republic of) 6.00% 5/15/2027 (h)	26,460	4,646
Brazil (Federative Republic of) 10.00% 1/1/2031	11,625	1,879
Brazil (Federative Republic of) 6.00% 8/15/2032 (h)	3,284	559
Brazil (Federative Republic of) 10.00% 1/1/2033	27,330	4,280
Brazil (Federative Republic of) 10.00% 1/1/2035	71,700	10,893
Brazil (Federative Republic of) 6.00% 8/15/2050 (h)	7,526	1,232
Chile (Republic of) 5.30% 11/1/2037	CLP425,000	444
Chile (Republic of) 4.34% 3/7/2042	USD350	304
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY5,610	821
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,429
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	218
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	4,480	714
Colombia (Republic of) 3.25% 4/22/2032	USD700	555
Colombia (Republic of) 8.50% 4/25/2035	400	416
Colombia (Republic of) 8.00% 11/14/2035	200	201
Colombia (Republic of) 5.20% 5/15/2049	755	508
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	858
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	445
Colombia (Republic of), Series B, 7.25% 10/18/2034	1,223,500	219

American Funds Insurance Series 32

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (h)	COP6,870	$ 515
Colombia (Republic of), Series B, 9.25% 5/28/2042	4,146,300	780
Colombia (Republic of), Series B, 7.25% 10/26/2050	4,713,300	693
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	159
Czech Republic 1.95% 7/30/2037	CZK17,900	659
Dominican Republic 8.625% 4/20/2027 (f)	USD383	398
Dominican Republic 5.50% 2/22/2029 (f)	275	274
Dominican Republic 7.05% 2/3/2031 (f)	150	158
Dominican Republic 5.875% 1/30/2060	885	745
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP26,845	553
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	109
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	325
Egypt (Arab Republic of) 8.875% 5/29/2050	755	630
Egypt (Arab Republic of) 8.15% 11/20/2059 (f)	500	386
Gabonese Republic 7.00% 11/24/2031	500	399
Honduras (Republic of) 6.25% 1/19/2027	875	877
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	269
Hungary (Republic of) 6.25% 9/22/2032 (f)	330	345
Hungary (Republic of), Series A, 2.00% 5/23/2029	HUF255,550	643
India (Republic of) 7.32% 11/13/2030	INR3,480	43
India (Republic of) 6.54% 1/17/2032	15,620	185
India (Republic of) 7.18% 7/24/2037	176,070	2,151
India (Republic of) 7.09% 8/5/2054	280,280	3,303
Indonesia (Republic of) 6.625% 2/17/2037	USD300	334
Indonesia (Republic of) 7.125% 8/15/2040	IDR7,421,000	464
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	9,590,000	608
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	317,000	19
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	16,818,000	1,060
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,553,000	1,819
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	7,953,000	518
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	951
Kenya (Republic of) 6.30% 1/23/2034	645	523
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	524
Kenya (Republic of) 9.50% 3/5/2036	330	312
Malaysia (Federation of) 4.28% 3/23/2054	MYR1,255	311
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	8,766	2,132
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	164
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	3,245	801
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	524
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	270
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,776	666
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	286
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	508
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	406
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	USD255	262
Morocco (Kingdom of) 3.875% 4/2/2029	EUR625	747
Morocco (Kingdom of) 4.75% 4/2/2035	200	236
Mozambique (Republic of) 9.00% 9/15/2031	USD540	447
Nigeria (Republic of) 7.625% 11/21/2025 (f)	358	361
Nigeria (Republic of) 7.625% 11/21/2025	342	345
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	480
Oman (Sultanate of) 6.00% 8/1/2029	USD715	751
Oman (Sultanate of) 6.75% 1/17/2048	485	502
Panama (Republic of) 3.75% 4/17/2026	100	99
Panama (Republic of) 7.875% 3/1/2057	600	612
Paraguay (Republic of) 4.95% 4/28/2031	320	319
Peru (Republic of) 3.00% 1/15/2034	225	190
Peru (Republic of) 6.55% 3/14/2037	360	392
Peru (Republic of) 2.78% 12/1/2060	100	54
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	339
Philippines (Republic of) 6.375% 10/23/2034	145	160

33American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Philippines (Republic of) 3.95% 1/20/2040	USD500	$432
Poland (Republic of) 5.75% 4/25/2029	PLN2,410	693
Poland (Republic of) 4.875% 10/4/2033	USD560	557
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN9,440	2,732
Poland (Republic of), Series 1034, 5.00% 10/25/2034	6,920	1,862
Romania 2.00% 1/28/2032	EUR950	910
Romania 5.25% 5/30/2032	450	523
Romania 5.25% 5/30/2032	230	267
Romania 2.00% 4/14/2033	300	271
Romania 5.625% 5/30/2037	390	434
Romania 2.875% 4/13/2042	335	246
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	USD2,300	2,195
Senegal (Republic of) 4.75% 3/13/2028	EUR600	560
Senegal (Republic of) 4.75% 3/13/2028	200	187
Sharjah (Emirate of) 4.625% 2/13/2032	651	769
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035 (f)	USD1,010	1,007
South Africa (Republic of) 7.10% 11/19/2036 (f)	200	199
South Africa (Republic of) 11.625% 3/31/2053	ZAR22,337	1,324
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	482	25
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	621
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	17,388	920
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,593
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	15,670	720
Thailand (Kingdom of) 3.45% 6/17/2043	THB40,963	1,526
Turkey (Republic of) 26.20% 10/5/2033	TRY41,134	955
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	35,060	826
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	219
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY23,445	417
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	619
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,208
United Mexican States 6.875% 5/13/2037	610	638
United Mexican States 4.75% 3/8/2044	800	632
United Mexican States 3.75% 4/19/2071	200	114
United Mexican States, Series M20, 8.50% 5/31/2029	MXN29,350	1,560
United Mexican States, Series M, 7.75% 5/29/2031	56,500	2,871
United Mexican States, Series M, 7.50% 5/26/2033	51,184	2,493
United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,864
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,059
United Mexican States, Series M, 8.00% 7/31/2053	26,949	1,182
United Mexican States, Series S, 4.00% 10/29/2054 (h)	14,702	678
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018 (i)	USD75	11
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019 (i)	930	138
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020 (i)	805	113
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (i)	800	129
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (i)	180	30
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028	230	41
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038	65	11

		112,814
Corporate bonds, notes & loans 0.39%

Energy 0.09%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	410	415
Oleoducto Central SA 4.00% 7/14/2027 (f)	255	249
Petroleos Mexicanos 6.49% 1/23/2027	175	174
Petroleos Mexicanos 5.95% 1/28/2031	1,210	1,095
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	187
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	310

American Funds Insurance Series 34

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Energy (continued)
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	USD250	$ 263
Vista Energy Argentina SAU 7.625% 12/10/2035 (f)	390	379
YPF SA 8.25% 1/17/2034 (f)	335	336
		3,408

Communication services 0.07%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	753
America Movil, SAB de CV, 9.50% 1/27/2031	24,000	1,283
PLDT, Inc. 2.50% 1/23/2031	USD210	189
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	258
		2,483

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	266
Meituan 3.05% 10/28/2030 (f)	400	369
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	349
MercadoLibre, Inc. 3.125% 1/14/2031	200	180
Sands China, Ltd. 4.375% 6/18/2030	220	211
Wynn Macau, Ltd. 5.625% 8/26/2028	260	256

		1,631

Utilities 0.04%
Aegea Finance SARL 9.00% 1/20/2031 (f)	275	292
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)	264	241
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (f)	412	381
Greenko Dutch BV 3.85% 3/29/2026 (f)	176	173
Greenko Dutch BV 3.85% 3/29/2026	176	173
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T
Note Constant Maturity + 6.404% on 3/2/2030) (g)	350	347
		1,607

Materials 0.04%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	355	311
CSN Resources SA 8.875% 12/5/2030 (f)	400	397
PT Krakatau Posco 6.375% 6/11/2027	345	347
Sasol Financing USA, LLC 8.75% 5/3/2029 (d)	520	515
		1,570

Financials 0.04%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity +
1.90% on 9/25/2029) (g)	400	372
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on
6/29/2033) (f)(g)	340	360
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	277
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (g)	400	430
		1,439

Industrials 0.03%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)	335	336
LATAM Airlines Group SA 7.875% 4/15/2030 (f)	355	363
Mexico City Airport Trust 4.25% 10/31/2026	200	196

		895

35American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)				Principal amount	Value
				(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028				USD200	$204
NBM US Holdings, Inc. 7.00% 5/14/2026 (d)				200	201
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)				420	423
					828

Health care 0.02%
Biocon Biologics Global PLC 6.67% 10/9/2029 (f)				260	247
Rede D’Or Finance SARL 4.50% 1/22/2030				480	456

					703

Total corporate bonds, notes & loans					14,564

Total bonds, notes & other debt instruments (cost: $127,773,000)					127,378
Short-term securities 4.09%				Shares

Money market investments 3.96%

Capital Group Central Cash Fund 4.35% (j)(k)				1,476,818	147,681

Money market investments purchased with collateral from securities on loan 0.12%

Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (j)(l)				4,305,789	4,306
			Weighted
			average yield	Principal amount
			at acquisition	(000)

Bills & notes of governments & government agencies outside the U.S. 0.01%

Egypt (Arab Republic of) 9/9/2025			21.357%	EGP11,900	228
Egypt (Arab Republic of) 1/6/2026			19.531	12,600	222

					450

Total short-term securities (cost: $152,427,000)					152,437

Total investment securities 100.68% (cost: $2,412,085,000)					3,752,924
Other assets less liabilities (0.68)%					(25,264)

Net assets 100.00%					$3,727,660
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2025
Contracts	Type	contracts	date	(000)	(000)

2 Year U.S. Treasury Note Futures	Short	2	10/3/2025	USD(416)	$ (1)
5 Year Euro-Bobl Futures	Short	14	9/10/2025	(1,941)	5
5 Year U.S. Treasury Note Futures	Short	3	10/3/2025	(327)	(3)
10 Year Euro-Bund Futures	Short	15	9/10/2025	(2,300)	12
10 Year Ultra U.S. Treasury Note Futures	Long	18	9/30/2025	2,057	40

American Funds Insurance Series 36

New World Fund (continued)

Futures contracts (continued)

										Value and
										unrealized
									appreciation
								Notional	(depreciation)
				Number of		Expiration		amount	at 6/30/2025
Contracts			Type	contracts		date		(000)		(000)

20 Year U.S. Treasury Bond Futures			Long		1	9/30/2025		USD116		$ 4
30 Year Ultra U.S. Treasury Bond Futures			Long		1	9/30/2025		119		4

										$61
Forward currency contracts

										Unrealized
	Contract amount								appreciation
									(depreciation)

Currency purchased		Currency sold					Settlement		at 6/30/2025
	(000)	(000)		Counterparty				date		(000)

CNH	6,810	USD	952	Standard Chartered Bank				7/9/2025		$ —(c)
USD	471	MYR	1,995	BNP Paribas				7/9/2025		(2)
INR	1,695	USD	20	Standard Chartered Bank			7/14/2025			—(c)
USD	962	EUR	839	Standard Chartered Bank			7/14/2025			(28)
EUR	490	USD	560	BNP Paribas			7/15/2025			17
MXN	1,228	USD	64	Citibank			7/15/2025			1
USD	64	MXN	1,228	Bank of New York Mellon			7/15/2025			(1)
THB	39,695	USD	1,226	Citibank			7/15/2025			(1)
USD	297	THB	9,665	Citibank			7/15/2025			(2)
CNH	7,185	USD	1,003	Citibank			7/16/2025			2
USD	1,371	ZAR	24,367	Goldman Sachs			7/16/2025			(4)
USD	2,447	EUR	2,127	Bank of America			7/16/2025			(61)
USD	38	IDR	622,415	Citibank			7/18/2025			—(c)
USD	861	BRL	4,817	Citibank			7/18/2025			(21)
USD	717	COP 3,027,600		Morgan Stanley			7/18/2025			(22)
USD	47	MYR	201	BNP Paribas			7/21/2025			—(c)
USD	98	PLN	360	Citibank			7/21/2025			(2)
USD	1,285	MYR	5,447	JPMorgan Chase			7/21/2025			(9)
IDR	3,560,000	USD	217	HSBC Bank			7/23/2025			3
EUR	76	USD	88	Morgan Stanley			7/25/2025			2
INR	12,140	USD	141	BNP Paribas			7/28/2025			1
USD	98	MXN	1,875	Morgan Stanley			7/28/2025			(1)
CZK	31,590	USD	1,496	Citibank				8/6/2025		10
HUF	348,902	USD	1,021	HSBC Bank				8/6/2025		5
CZK	20,855	USD	947	Citibank			8/27/2025			49
USD	653	ZAR	11,850	Goldman Sachs			8/27/2025			(14)

										$(78)
Investments in affiliates (k)

							Net	Net
				Value at				unrealized		Dividend
							realized	appreciation	Value at	or interest
				1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
				(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.96%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (j)				$94,686	$320,134	$267,116	$(15)	$(8)	$147,681	$2,879

37American Funds Insurance Series

New World Fund (continued)

Restricted securities (d)

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

QuintoAndar, Ltd., Series E, preference shares (a)(b)	5/26/2021	$5,258	$6,965	0.19%
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)	12/20/2021	1,716	1,791	0.05
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	410	423	0.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	197	201	0.01
Canva, Inc. (a)(b)	8/26/2021-11/4/2021	656	493	0.01
Canva, Inc., Series A, noncumulative preferred shares (a)(b)	11/4/2021	58	44	0.00(m)
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	2	1	0.00(m)
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	525	515	0.01
Getir BV, Series D, preferred shares (a)(b)	5/27/2021	3,500	—(c)	0.00(m)

Total		$12,322	$10,433	0.28%

(a)Security did not produce income during the last 12 months.

(b)Value determined using significant unobservable inputs.

(c)Amount less than one thousand.

(d)Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $10,433,000, which represented 0.28% of the net assets of the fund.

(e)All or a portion of this security was on loan. The total value of all such securities was $7,151,000, which represented 0.19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(f)Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,331,000, which represented 0.33% of the net assets of the fund.

(g)Step bond; coupon rate may change at a later date.

(h)Index-linked bond whose principal amount moves with a government price index.

(i)Scheduled interest and/or principal payment was not received.

(j)Rate represents the seven-day yield at 6/30/2025.

(k)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

(l)Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

(m)Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts BDR = Brazilian Depositary Receipts BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest CLP = Chilean pesos

CNH = Chinese yuan renminbi CNY = Chinese yuan renminbi COP = Colombian pesos CZK = Czech korunas

EGP = Egyptian pounds EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

Refer to the notes to financial statements.

HUF = Hungarian forints IDR = Indonesian rupiah INR = Indian rupees MXN = Mexican pesos MYR = Malaysian ringgits NGN = Nigerian naira PLN = Polish zloty

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate THB = Thai baht

TRY = Turkish lira USD = U.S. dollars UST = U.S. Treasury ZAR = South African rand

American Funds Insurance Series 38

Washington Mutual Investors Fund

Investment portfolio June 30, 2025		unaudited
Common stocks 96.21%		Value
	Shares	(000)

Information technology 22.40%
Broadcom, Inc.	3,180,875	$ 876,808
Microsoft Corp.	1,477,941	735,143
NVIDIA Corp.	1,376,003	217,395
Apple, Inc.	959,455	196,851
KLA Corp.	125,916	112,788
ASML Holding NV (ADR)	112,763	90,367
Motorola Solutions, Inc.	149,143	62,709
International Business Machines Corp.	210,325	62,000
Accenture PLC, Class A	143,216	42,806
SAP SE (ADR)	135,006	41,055
Texas Instruments, Inc.	180,420	37,459
Oracle Corp.	148,419	32,449
Salesforce, Inc.	97,867	26,687
Applied Materials, Inc.	100,045	18,315
Synopsys, Inc. (a)	31,950	16,380
ASM International NV (ADR)	21,707	13,913
Adobe, Inc. (a)	34,743	13,441
Intel Corp.	545,538	12,220
TE Connectivity Public, Ltd. Co.	36,193	6,105

		2,614,891

Financials 18.36%
Marsh & McLennan Cos., Inc.	1,137,983	248,808
JPMorgan Chase & Co.	666,861	193,330
BlackRock, Inc.	166,414	174,610
Visa, Inc., Class A	471,682	167,471
Mastercard, Inc., Class A	230,802	129,697
Capital One Financial Corp.	603,410	128,381
Chubb, Ltd.	393,830	114,100
Arthur J. Gallagher & Co.	340,478	108,994
Bank of America Corp.	2,241,655	106,075
Wells Fargo & Co.	1,022,919	81,956
Truist Financial Corp.	1,752,492	75,340
Morgan Stanley	514,896	72,528
Apollo Asset Management, Inc.	429,153	60,884
Citizens Financial Group, Inc.	1,320,920	59,111
KKR & Co., Inc.	432,202	57,496
Blackstone, Inc.	338,091	50,572
CME Group, Inc., Class A	134,224	36,995
Aon PLC, Class A	100,447	35,835
American Express Co.	111,170	35,461
S&P Global, Inc.	66,315	34,967
Progressive Corp.	128,261	34,228
Brookfield Asset Management, Ltd., Class A	483,694	26,739
Goldman Sachs Group, Inc.	29,966	21,208
Citigroup, Inc.	233,574	19,882
AXA SA (ADR)	365,158	17,936
Carlyle Group, Inc. (The)	270,192	13,888
PNC Financial Services Group, Inc.	68,886	12,842
Intercontinental Exchange, Inc.	52,537	9,639
Fifth Third Bancorp	178,306	7,334
KeyCorp	397,800	6,930

		2,143,237

Industrials 11.50%
RTX Corp.	1,224,474	178,798
General Electric Co.	641,966	165,236
Northrop Grumman Corp.	283,061	141,525
Boeing Co. (The) (a)	374,770	78,526

39American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Industrials (continued)
Honeywell International, Inc.	324,457	$ 75,560
Union Pacific Corp.	289,892	66,698
Paychex, Inc.	451,500	65,675
3M Co.	398,062	60,601
L3Harris Technologies, Inc.	234,851	58,910
Caterpillar, Inc.	145,015	56,296
Deere & Co.	102,849	52,298
Delta Air Lines, Inc.	769,587	37,848
Ingersoll-Rand, Inc.	444,378	36,963
Equifax, Inc.	139,296	36,129
Carrier Global Corp.	438,946	32,126
Parker-Hannifin Corp.	41,006	28,642
PACCAR, Inc.	209,348	19,901
Waste Connections, Inc.	99,256	18,533
FedEx Corp.	79,115	17,984
Johnson Controls International PLC	162,291	17,141
Siemens AG (ADR)	132,607	17,089
BAE Systems PLC (ADR)	161,872	17,008
Republic Services, Inc.	67,539	16,656
HEICO Corp.	44,486	14,591
CSX Corp.	440,277	14,366
Eaton Corp. PLC	17,329	6,186
Lennox International, Inc.	8,982	5,149
Deutsche Post AG (ADR)	94,500	4,390
TransUnion	21,970	1,933
Veralto Corp.	—(b)	—(b)
		1,342,758

Health care 11.37%
Eli Lilly and Co.	288,964	225,256
UnitedHealth Group, Inc.	488,501	152,398
Abbott Laboratories	1,103,923	150,145
Amgen, Inc.	521,767	145,682
CVS Health Corp.	1,797,053	123,961
Gilead Sciences, Inc.	780,218	86,503
AstraZeneca PLC (ADR)	1,172,994	81,969
Vertex Pharmaceuticals, Inc. (a)	174,716	77,783
Danaher Corp.	299,736	59,210
AbbVie, Inc.	301,318	55,931
Elevance Health, Inc.	129,557	50,392
Sanofi (ADR)	450,166	21,747
Bristol-Myers Squibb Co.	425,890	19,714
Zimmer Biomet Holdings, Inc.	210,007	19,155
Novo Nordisk AS, Class B (ADR)	193,034	13,323
Thermo Fisher Scientific, Inc.	30,868	12,516
Humana, Inc.	31,515	7,705
Illumina, Inc. (a)	80,452	7,676
Regeneron Pharmaceuticals, Inc.	13,923	7,310
Cooper Cos., Inc. (a)	79,881	5,684
Zoetis, Inc., Class A	20,870	3,255

		1,327,315

Consumer staples 8.74%
Philip Morris International, Inc.	2,426,916	442,014
British American Tobacco PLC (ADR)	1,900,519	89,952
Keurig Dr Pepper, Inc.	2,618,399	86,564
Altria Group, Inc.	1,020,176	59,813
Constellation Brands, Inc., Class A	347,154	56,475
Mondelez International, Inc., Class A	776,532	52,369

American Funds Insurance Series 40

Washington Mutual Investors Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Consumer staples (continued)
Coca-Cola Co.	590,211	$ 41,757
Procter & Gamble Co.	216,242	34,452
Costco Wholesale Corp.	33,711	33,372
Hershey Co.	120,501	19,997
Church & Dwight Co., Inc.	184,306	17,714
Nestlé SA (ADR)	178,302	17,709
Dollar General Corp.	138,016	15,786
Kimberly-Clark Corp.	103,829	13,386
Estee Lauder Cos., Inc. (The), Class A	145,769	11,778
Kraft Heinz Co. (The)	412,788	10,658
Target Corp.	98,519	9,719
Bunge Global SA	80,582	6,469

		1,019,984

Consumer discretionary 6.59%
Royal Caribbean Cruises, Ltd.	568,612	178,055
Home Depot, Inc.	250,518	91,850
Starbucks Corp.	949,091	86,965
YUM! Brands, Inc.	530,703	78,640
Amazon.com, Inc. (a)	356,329	78,175
Darden Restaurants, Inc.	342,240	74,598
TJX Companies, Inc. (The)	336,253	41,524
Marriott International, Inc., Class A	100,754	27,527
NIKE, Inc., Class B	360,727	25,626
D.R. Horton, Inc.	171,613	22,124
Vail Resorts, Inc.	118,995	18,698
Tractor Supply Co.	340,785	17,983
General Motors Co.	226,927	11,167
Chipotle Mexican Grill, Inc. (a)	165,637	9,301
Sony Group Corp. (ADR) (c)	268,839	6,998
		769,231

Communication services 4.85%
Alphabet, Inc., Class C	591,921	105,001
Alphabet, Inc., Class A	449,491	79,214
Meta Platforms, Inc., Class A	241,141	177,984
Comcast Corp., Class A	3,506,395	125,143
Walt Disney Co. (The)	323,772	40,151
Electronic Arts, Inc.	144,232	23,034
Deutsche Telekom AG (ADR)	267,761	9,797
AT&T, Inc.	189,961	5,497

		565,821

Utilities 3.74%
Constellation Energy Corp.	389,313	125,655
Sempra	1,188,525	90,054
Southern Co. (The)	821,429	75,432
FirstEnergy Corp.	1,235,342	49,735
DTE Energy Co.	225,528	29,873
CenterPoint Energy, Inc.	560,529	20,594
Entergy Corp.	238,997	19,865
Public Service Enterprise Group, Inc.	192,090	16,170
NextEra Energy, Inc.	125,161	8,689

		436,067

Energy 3.52%
EOG Resources, Inc.	1,101,276	131,724

41American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Energy (continued)
Exxon Mobil Corp.	818,910	$88,278
ConocoPhillips	625,790	56,158
Canadian Natural Resources, Ltd.	1,752,296	55,022
Shell PLC (ADR)	378,073	26,620
TC Energy Corp.	434,970	21,222
Cenovus Energy, Inc.	951,373	12,939
Halliburton Co.	398,694	8,125
Schlumberger NV	216,823	7,329
Chevron Corp.	20,964	3,002

		410,419

Materials 2.86%
Linde PLC	187,287	87,871
Corteva, Inc.	873,022	65,066
Wheaton Precious Metals Corp.	565,165	50,752
Air Products and Chemicals, Inc.	177,158	49,969
International Paper Co.	770,696	36,092
Freeport-McMoRan, Inc.	258,172	11,192
Rio Tinto PLC (ADR)	156,586	9,134
LyondellBasell Industries NV	153,562	8,885
Royal Gold, Inc.	44,934	7,991
H.B. Fuller Co.	114,890	6,911

		333,863

Real estate 2.28%
Welltower, Inc. REIT	912,865	140,335
Mid-America Apartment Communities, Inc. REIT	327,583	48,486
Prologis, Inc. REIT	262,923	27,638
American Tower Corp. REIT	87,159	19,264
Simon Property Group, Inc. REIT	93,346	15,006
AvalonBay Communities, Inc. REIT	43,005	8,751
Extra Space Storage, Inc. REIT	42,274	6,233

		265,713

Total common stocks (cost: $6,870,557,000)		11,229,299
Convertible stocks 0.50%

Industrials 0.27%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	455,591	30,980

Financials 0.23%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	436,775	23,411
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	4,042

		27,453

Total convertible stocks (cost: $47,807,000)		58,433
Short-term securities 3.14%

Money market investments 3.14%

Capital Group Central Cash Fund 4.35% (d)(e)	3,667,823	366,782

American Funds Insurance Series 42

Washington Mutual Investors Fund (continued)

Short-term securities (continued)							Value
					Shares		(000)

Money market investments purchased with collateral from securities on loan 0.00%

Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (d)(f)					4,082		$4
Total short-term securities (cost: $366,736,000)							366,786

Total investment securities 99.85% (cost: $7,285,100,000)							11,654,518
Other assets less liabilities 0.15%							17,171

Net assets 100.00%						$11,671,689
Investments in affiliates (e)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.14%
Money market investments 3.14%
Capital Group Central Cash Fund 4.35% (d)	$245,250	$902,891	$781,291	$(31)	$(37)	$366,782	$7,099
Money market investments purchased with collateral
from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (d)	9,850		9,850(g)			—	—(h)

Total 3.14%				$(31)	$(37)	$366,782	$7,099

(a)Security did not produce income during the last 12 months.

(b)Amount less than one thousand.

(c)All or a portion of this security was on loan. The total value of all such securities was $4,000, which represented less than 0.01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(d)Rate represents the seven-day yield at 6/30/2025.

(e)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

(f)Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

(g)Represents net activity. Refer to Note 5 for more information on securities lending.

(h)Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

43American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund

Investment portfolio June 30, 2025		unaudited
Common stocks 96.54%		Value
	Shares	(000)

Financials 23.50%
Capital One Financial Corp.	2,354	$ 501
Brown & Brown, Inc.	3,591	398
Fifth Third Bancorp	7,211	297
Victory Capital Holdings, Inc., Class A	4,402	280
RenaissanceRe Holdings, Ltd.	1,100	267
KeyCorp	13,000	227
TPG, Inc., Class A	3,952	207
LPL Financial Holdings, Inc.	534	200
Hamilton Lane, Inc., Class A	1,186	169
StepStone Group, Inc., Class A	2,938	163
Affirm Holdings, Inc., Class A (a)	2,094	145
Aspen Insurance Holdings, Ltd., Class A (a)	4,099	129
WEX, Inc. (a)	864	127
Radian Group, Inc.	3,119	112
Tradeweb Markets, Inc., Class A	614	90
Ameriprise Financial, Inc.	158	84
Artisan Partners Asset Management, Inc., Class A	1,682	75
Ally Financial, Inc.	1,756	68
Citizens Financial Group, Inc.	1,105	50
Kinsale Capital Group, Inc.	91	44
Arthur J. Gallagher & Co.	109	35
Block, Inc., Class A (a)	521	35
		3,703

Industrials 20.22%
XPO, Inc. (a)	2,218	280
United Rentals, Inc.	342	258
Karman Holdings, Inc. (a)	4,909	247
Crane Co.	1,255	238
Ingersoll-Rand, Inc.	2,725	227
ATI, Inc. (a)	1,884	163
Comfort Systems USA, Inc.	284	152
AGCO Corp.	1,407	145
Core & Main, Inc., Class A (a)	2,211	133
Generac Holdings, Inc. (a)	853	122
Kadant, Inc.	378	120
APi Group Corp. (a)	2,013	103
SiteOne Landscape Supply, Inc. (a)	830	100
Advanced Drainage Systems, Inc.	718	83
Copart, Inc. (a)	1,583	78
PACCAR, Inc.	756	72
Applied Industrial Technologies, Inc.	306	71
Toro Co. (The)	897	63
HEICO Corp.	180	59
Alight, Inc., Class A	10,335	59
L3Harris Technologies, Inc.	192	48
Robert Half, Inc.	1,150	47
Graco, Inc.	521	45
AMETEK, Inc.	246	45
Fluor Corp. (a)	774	40
Bloom Energy Corp., Class A (a)	1,537	37
Nextracker, Inc., Class A (a)	598	33
Oshkosh Corp.	282	32
CBIZ, Inc. (a)	408	29
FTI Consulting, Inc. (a)	139	22
FTAI Aviation, Ltd.	186	21
Regal Rexnord Corp.	98	14

		3,186

American Funds Insurance Series 44

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Consumer discretionary 16.33%
YUM! Brands, Inc.	2,323	$ 344
Hilton Worldwide Holdings, Inc.	1,003	267
Vail Resorts, Inc.	1,634	257
LKQ Corp.	6,101	226
Aptiv Holdings, Ltd. (a)	2,253	154
Bright Horizons Family Solutions, Inc. (a)	970	120
Wingstop, Inc.	341	115
Flutter Entertainment PLC (a)	400	114
Five Below, Inc. (a)	714	94
Darden Restaurants, Inc.	422	92
General Motors Co.	1,825	90
Williams-Sonoma, Inc.	475	77
Polaris, Inc.	1,836	75
Murphy USA, Inc.	154	63
TopBuild Corp. (a)	191	62
Chewy, Inc., Class A (a)	1,441	61
Texas Roadhouse, Inc.	321	60
Royal Caribbean Cruises, Ltd.	181	57
D.R. Horton, Inc.	396	51
Brinker International, Inc. (a)	266	48
Toll Brothers, Inc.	408	46
Cavco Industries, Inc. (a)	78	34
AutoZone, Inc. (a)	9	33
CAVA Group, Inc. (a)	385	32
		2,572

Information technology 10.90%
Ingram Micro Holding Corp.	12,295	256
Insight Enterprises, Inc. (a)	1,116	154
Fabrinet, non-registered shares (a)	513	151
Keysight Technologies, Inc. (a)	836	137
Flex, Ltd. (a)	2,187	109
Lumentum Holdings, Inc. (a)	1,084	103
Vontier Corp.	2,653	98
Procore Technologies, Inc. (a)	1,410	97
Cloudflare, Inc., Class A (a)	394	77
Pure Storage, Inc., Class A (a)	1,273	73
TD SYNNEX Corp.	472	64
MongoDB, Inc., Class A (a)	293	62
Ciena Corp. (a)	657	54
CDW Corp.	276	49
EPAM Systems, Inc. (a)	221	39
RingCentral, Inc., Class A (a)	1,316	37
Okta, Inc., Class A (a)	369	37
Fair Isaac Corp. (a)	18	33
Clearwater Analytics Holdings, Inc., Class A (a)	1,392	31
Klaviyo, Inc., Class A (a)	693	23
ServiceTitan, Inc., Class A (a)	160	17
Circle Internet Group, Inc. (a)(b)	96	17
		1,718

Consumer staples 8.32%
US Foods Holding Corp. (a)	4,947	381
Monster Beverage Corp. (a)	3,877	243
e.l.f. Beauty, Inc. (a)	1,295	161
Kimberly-Clark Corp.	801	103
Casey’s General Stores, Inc.	189	96
Dollar General Corp.	823	94
Estee Lauder Cos., Inc. (The), Class A	801	65

45American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Consumer staples (continued)
Keurig Dr Pepper, Inc.	1,967	$ 65
Maplebear, Inc. (a)	1,127	51
Target Corp.	347	34
Constellation Brands, Inc., Class A	75	12
Bunge Global SA	56	5

		1,310

Health care 7.45%
Hims & Hers Health, Inc., Class A (a)	2,204	110
Medpace Holdings, Inc. (a)	305	96
Exact Sciences Corp. (a)	1,764	94
Ionis Pharmaceuticals, Inc. (a)	2,386	94
Align Technology, Inc. (a)	458	87
Illumina, Inc. (a)	885	84
Veeva Systems, Inc., Class A (a)	291	84
Cooper Cos., Inc. (a)	1,132	81
Molina Healthcare, Inc. (a)	233	69
Halozyme Therapeutics, Inc. (a)	1,133	59
Doximity, Inc., Class A (a)	884	54
Penumbra, Inc. (a)	203	52
Natera, Inc. (a)	275	47
Zimmer Biomet Holdings, Inc.	328	30
NewAmsterdam Pharma Co. NV (a)	1,638	30
DexCom, Inc. (a)	310	27
Humana, Inc.	95	23
Krystal Biotech, Inc. (a)	147	20
Alnylam Pharmaceuticals, Inc. (a)	34	11
agilon health, Inc. (a)	4,503	10
Caris Life Sciences, Inc., Class A (a)	345	9
GRAIL, Inc. (a)(b)	57	3
		1,174

Communication services 3.44%
ROBLOX Corp., Class A (a)	2,872	302
Live Nation Entertainment, Inc. (a)	613	93
Charter Communications, Inc., Class A (a)	128	52
Trade Desk, Inc. (The), Class A (a)	669	48
Take-Two Interactive Software, Inc. (a)	192	47
		542

Real estate 2.79%
Mid-America Apartment Communities, Inc. REIT	898	133
Essex Property Trust, Inc. REIT	370	105
Crown Castle, Inc. REIT	828	85
NNN REIT, Inc.	1,771	76
Lineage, Inc. REIT	937	41

		440

Energy 2.03%
Diamondback Energy, Inc.	883	121
Baker Hughes Co., Class A	2,254	87
Viper Energy, Inc., Class A	1,358	52
Permian Resources Corp., Class A	3,106	42
Cheniere Energy, Inc.	71	17

		319

American Funds Insurance Series 46
U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)							Value
					Shares		(000)

Materials 1.46%
International Paper Co.					3,154		$ 148
Element Solutions, Inc.					2,825		64
Albemarle Corp.					295		18

							230

Utilities 0.10%
FirstEnergy Corp.					364		15

Total common stocks (cost: $14,596,000)							15,209
Short-term securities 3.28%

Money market investments 3.24%

Capital Group Central Cash Fund 4.35% (c)(d)					5,099		510

Money market investments purchased with collateral from securities on loan 0.04%

Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (c)(e)					6,301		7
Total short-term securities (cost: $516,000)							517

Total investment securities 99.82% (cost: $15,112,000)							15,726
Other assets less liabilities 0.18%							29

Net assets 100.00%							$15,755
Investments in affiliates (d)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.24%
Money market investments 3.24%
Capital Group Central Cash Fund 4.35% (c)	$288	$2,214	$1,992	$—(f)	$—(f)	$510	$7

(a)Security did not produce income during the last 12 months.

(b)All or a portion of this security was on loan. The total value of all such securities was $7,000, which represented 0.04% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)Rate represents the seven-day yield at 6/30/2025.

(d)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

(e)Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

(f)Amount less than one thousand.

Key to abbreviation(s)

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

47American Funds Insurance Series

Capital World Growth and Income Fund

Investment portfolio June 30, 2025		unaudited
Common stocks 95.96%		Value
	Shares	(000)

Information technology 21.38%
Broadcom, Inc.	322,908	$ 89,010
Taiwan Semiconductor Manufacturing Co., Ltd.	2,154,772	78,189
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,201	725
Microsoft Corp.	148,122	73,677
NVIDIA Corp.	275,672	43,553
Apple, Inc.	106,641	21,880
ASML Holding NV	17,464	13,939
ASML Holding NV (ADR)	1,512	1,212
International Business Machines Corp.	41,677	12,286
Micron Technology, Inc.	97,542	12,022
Tokyo Electron, Ltd.	50,675	9,741
Oracle Corp.	35,633	7,790
Shopify, Inc., Class A, subordinate voting shares (a)	65,481	7,553
SAP SE	20,143	6,125
Texas Instruments, Inc.	25,295	5,252
MediaTek, Inc.	122,094	5,224
Seagate Technology Holdings PLC	27,052	3,904
ANSYS, Inc. (a)	10,370	3,642
Accenture PLC, Class A	10,695	3,197
KLA Corp.	3,423	3,066
Salesforce, Inc.	10,034	2,736
Constellation Software, Inc.	721	2,644
Intel Corp.	116,540	2,611
Capgemini SE	14,221	2,430
Allegro MicroSystems, Inc. (a)	64,600	2,209
Keyence Corp.	5,100	2,048
Synopsys, Inc. (a)	3,579	1,835
EPAM Systems, Inc. (a)	10,025	1,773
Cloudflare, Inc., Class A (a)	8,686	1,701
Ciena Corp. (a)	17,848	1,452
Adobe, Inc. (a)	3,195	1,236
Elastic NV, non-registered shares (a)	11,780	993
Fair Isaac Corp. (a)	458	837
Advantech Co., Ltd.	36,098	420
Applied Materials, Inc.	743	136

		427,048

Financials 15.86%
Zurich Insurance Group AG	20,837	14,565
JPMorgan Chase & Co.	44,526	12,909
AXA SA	262,359	12,878
Chubb, Ltd.	41,672	12,073
Mastercard, Inc., Class A	18,748	10,535
BlackRock, Inc.	9,891	10,378
Apollo Asset Management, Inc.	70,768	10,040
Capital One Financial Corp.	46,086	9,805
Citigroup, Inc.	110,046	9,367
Aviva PLC	1,042,205	8,858
NatWest Group PLC	1,253,488	8,799
ING Groep NV	342,713	7,519
Arthur J. Gallagher & Co.	22,995	7,361
Blackstone, Inc.	47,902	7,165
American Express Co.	22,216	7,086
Banco Bilbao Vizcaya Argentaria SA	444,681	6,838
Ping An Insurance (Group) Company of China, Ltd., Class H	1,005,280	6,384
Ping An Insurance (Group) Company of China, Ltd., Class A	35,100	272
UniCredit SpA	93,613	6,276
Visa, Inc., Class A	17,504	6,215
HSBC Holdings PLC (GBP denominated)	351,246	4,252
HSBC Holdings PLC (HKD denominated)	130,000	1,572

American Funds Insurance Series 48

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Financials (continued)
HDFC Life Insurance Co., Ltd.	598,632	$ 5,684
Wells Fargo & Co.	70,909	5,681
3i Group PLC	93,637	5,295
Marsh & McLennan Cos., Inc.	22,870	5,000
Bank of America Corp.	104,457	4,943
Aon PLC, Class A	12,988	4,634
Blue Owl Capital, Inc., Class A	230,174	4,422
CVC Capital Partners PLC	207,761	4,253
Israel Discount Bank, Ltd., Class A	426,539	4,250
Ares Management Corp., Class A	24,360	4,219
Partners Group Holding AG	3,100	4,044
Postal Savings Bank of China Co., Ltd., Class H	5,705,383	3,983
Progressive Corp.	14,883	3,972
BNP Paribas SA	42,005	3,776
Munchener Ruckversicherungs-Gesellschaft AG	5,305	3,441
KB Financial Group, Inc.	40,508	3,329
AIA Group, Ltd.	365,869	3,281
Mizuho Financial Group, Inc.	116,000	3,216
FinecoBank SpA	139,663	3,099
Axis Bank, Ltd.	213,293	2,983
Erste Group Bank AG	34,767	2,961
Danske Bank AS	71,120	2,900
Morgan Stanley	20,517	2,890
Svenska Handelsbanken AB, Class A	193,544	2,587
China Merchants Bank Co., Ltd., Class A	256,800	1,647
China Merchants Bank Co., Ltd., Class H	122,403	855
Brown & Brown, Inc.	22,407	2,484
Brookfield Asset Management, Ltd., Class A (CAD denominated)	44,450	2,460
Nu Holdings, Ltd., Class A (a)	174,140	2,389
DBS Group Holdings, Ltd.	67,000	2,367
HDFC Bank, Ltd.	66,556	1,553
HDFC Bank, Ltd. (ADR)	8,629	662
CaixaBank SA, non-registered shares	249,398	2,160
Bank Central Asia Tbk PT	4,024,400	2,150
B3 SA - Brasil, Bolsa, Balcao	732,050	1,965
American International Group, Inc.	22,219	1,902
TPG, Inc., Class A	34,713	1,821
KKR & Co., Inc.	12,817	1,705
National Bank of Canada	14,828	1,530
Skandinaviska Enskilda Banken AB, Class A	84,086	1,467
Societe Generale	24,943	1,427
Banco Comercial Portugues, SA	1,692,704	1,317
Sumitomo Mitsui Financial Group, Inc.	50,300	1,269
Fiserv, Inc. (a)	6,083	1,049
Fidelity National Information Services, Inc.	11,892	968
Bank Hapoalim BM	46,715	896
Goldman Sachs Group, Inc.	1,233	873
Abu Dhabi Islamic Bank PJSC	141,991	831
Federal Home Loan Mortgage Corp. (a)(b)	98,292	810
Fannie Mae (a)	77,815	742
XP, Inc., Class A	36,512	738
Macquarie Group, Ltd.	4,650	700
Sberbank of Russia PJSC (c)	3,196,952	—(d)
		316,727

Industrials 15.14%
General Electric Co.	121,801	31,350
BAE Systems PLC	911,124	23,594
Airbus SE, non-registered shares	93,536	19,531
RTX Corp.	113,584	16,586

49American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Industrials (continued)
Siemens AG	63,126	$ 16,184
TransDigm Group, Inc.	10,394	15,806
Leonardo SpA	245,803	13,834
Carrier Global Corp.	143,154	10,478
Deere & Co.	20,164	10,253
Melrose Industries PLC	1,341,959	9,778
Compagnie de Saint-Gobain SA, non-registered shares	80,853	9,490
Ryanair Holdings PLC (ADR)	153,215	8,836
Safran SA	22,275	7,239
United Rentals, Inc.	9,359	7,051
Hitachi, Ltd.	237,400	6,932
RELX PLC	121,544	6,568
Deutsche Post AG	135,573	6,262
Rolls-Royce Holdings PLC	447,691	5,946
Mitsui & Co., Ltd.	253,700	5,192
L3Harris Technologies, Inc.	20,021	5,022
Lockheed Martin Corp.	10,375	4,805
Siemens Energy AG (a)	40,154	4,638
Volvo AB, Class B	161,206	4,522
Bureau Veritas SA	130,575	4,451
Ingersoll-Rand, Inc.	51,987	4,324
Parker-Hannifin Corp.	5,942	4,150
Techtronic Industries Co., Ltd.	359,000	3,947
Recruit Holdings Co., Ltd.	65,950	3,909
MTU Aero Engines AG	8,343	3,707
Saab AB, Class B	50,858	2,836
ITOCHU Corp.	49,800	2,613
International Consolidated Airlines Group SA (CDI)	547,301	2,563
XPO, Inc. (a)	15,581	1,968
Crane Co.	10,233	1,943
Comfort Systems USA, Inc.	2,936	1,574
CSX Corp.	45,296	1,478
AMETEK, Inc.	7,650	1,384
Weir Group PLC (The)	40,053	1,369
Bunzl PLC	42,369	1,349
SS&C Technologies Holdings, Inc.	13,786	1,142
FTAI Aviation, Ltd.	9,560	1,100
Boeing Co. (The) (a)	4,235	887
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	37,007	850
Howmet Aerospace, Inc.	4,460	830
Woodward, Inc.	3,354	822
Diploma PLC	11,469	770
Core & Main, Inc., Class A (a)	12,400	748
Ferguson Enterprises, Inc.	2,880	627
Arcadis NV, non-registered shares	10,404	505
FedEx Corp.	1,469	334
Marubeni Corp.	13,600	275
GE Vernova, Inc.	—(d)	—(d)
		302,352

Consumer discretionary 9.07%
Amazon.com, Inc. (a)	140,588	30,844
Starbucks Corp.	160,763	14,731
Flutter Entertainment PLC (a)	44,504	12,717
Royal Caribbean Cruises, Ltd.	35,581	11,142
Las Vegas Sands Corp.	253,300	11,021
Compagnie Financiere Richemont SA, Class A	50,832	9,574
Trip.com Group, Ltd. (ADR)	81,904	4,803
Trip.com Group, Ltd.	77,436	4,498
Industria de Diseno Textil SA	172,358	8,970

American Funds Insurance Series 50

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Consumer discretionary (continued)
Tesla, Inc. (a)	26,703	$ 8,483
NEXT PLC	49,226	8,406
MercadoLibre, Inc. (a)	2,554	6,675
Home Depot, Inc.	15,110	5,540
LVMH Moet Hennessy-Louis Vuitton SE	10,539	5,519
Booking Holdings, Inc.	891	5,158
Chipotle Mexican Grill, Inc. (a)	82,008	4,605
Moncler SpA	60,825	3,467
Hermes International	1,159	3,139
Marriott International, Inc., Class A	8,912	2,435
Shimano, Inc.	16,700	2,424
Restaurant Brands International, Inc. (CAD denominated)	28,394	1,884
Aristocrat Leisure, Ltd.	39,374	1,689
Dollarama, Inc.	11,674	1,645
D.R. Horton, Inc.	12,445	1,604
InterContinental Hotels Group PLC	13,475	1,536
Hyundai Motor Co.	9,840	1,484
adidas AG	5,898	1,375
Ferrari NV (EUR denominated)	2,794	1,369
Midea Group Co., Ltd., Class A	123,300	1,242
Suzuki Motor Corp.	98,300	1,190
Compass Group PLC	24,325	824
BYD Co., Ltd., Class H	42,000	655
Stellantis NV	60,662	608

		181,256

Health care 8.41%
Eli Lilly and Co.	40,598	31,647
Abbott Laboratories	157,539	21,427
Vertex Pharmaceuticals, Inc. (a)	46,256	20,593
Stryker Corp.	27,929	11,050
Novo Nordisk AS, Class B	149,699	10,390
Gilead Sciences, Inc.	87,671	9,720
Sanofi	80,343	7,780
Medtronic PLC	75,839	6,611
UnitedHealth Group, Inc.	20,150	6,286
Takeda Pharmaceutical Co., Ltd.	189,200	5,814
Molina Healthcare, Inc. (a)	15,146	4,512
Amgen, Inc.	14,806	4,134
Daiichi Sankyo Co., Ltd.	152,300	3,559
Novartis AG	28,740	3,483
Insulet Corp. (a)	10,680	3,356
EssilorLuxottica SA	11,285	3,096
Thermo Fisher Scientific, Inc.	7,404	3,002
GE HealthCare Technologies, Inc.	21,529	1,595
Haleon PLC	246,030	1,264
Boston Scientific Corp. (a)	10,781	1,158
Lonza Group AG	1,598	1,138
CVS Health Corp.	16,336	1,127
AstraZeneca PLC	7,502	1,042
Cigna Group (The)	3,100	1,025
Chugai Pharmaceutical Co., Ltd.	17,100	894
Rede D’Or Sao Luiz SA	122,458	798
Coloplast AS, Class B	6,002	570
Centene Corp. (a)	8,628	468
agilon health, Inc. (a)	125,582	289
Alnylam Pharmaceuticals, Inc. (a)	568	185
		168,013

51American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Communication services 8.30%
Meta Platforms, Inc., Class A	55,225	$ 40,761
Alphabet, Inc., Class A	91,743	16,168
Alphabet, Inc., Class C	61,561	10,920
Netflix, Inc. (a)	9,626	12,891
Deutsche Telekom AG	330,282	12,049
Publicis Groupe SA	106,720	12,028
SoftBank Group Corp.	116,000	8,470
AT&T, Inc.	240,744	6,967
NetEase, Inc.	216,200	5,811
NetEase, Inc. (ADR)	4,665	628
Singapore Telecommunications, Ltd.	2,083,063	6,258
Bharti Airtel, Ltd.	230,486	5,401
Bharti Airtel, Ltd., interim shares	7,924	141
Universal Music Group NV	170,542	5,521
SoftBank Corp.	3,155,950	4,887
Tencent Holdings, Ltd.	58,900	3,774
Comcast Corp., Class A	100,858	3,600
Nintendo Co., Ltd.	34,000	3,277
Spotify Technology SA (a)	3,523	2,703
Omnicom Group, Inc.	19,663	1,415
Walt Disney Co. (The)	10,921	1,354
Sea, Ltd., Class A (ADR) (a)	4,749	760
Advanced Info Service PCL, foreign registered shares	7,000	60

		165,844

Consumer staples 6.05%
Philip Morris International, Inc.	270,760	49,313
Nestle SA	120,933	12,015
Imperial Brands PLC	302,229	11,935
British American Tobacco PLC	242,773	11,540
Kroger Co.	117,170	8,405
JBS NV (BDR) (a)	238,801	3,438
Ajinomoto Co., Inc.	123,600	3,355
Ocado Group PLC (a)	792,264	2,468
Costco Wholesale Corp.	2,306	2,283
Danone SA	27,147	2,218
Sysco Corp.	24,507	1,856
Kweichow Moutai Co., Ltd., Class A	9,100	1,790
Bunge Global SA	17,875	1,435
Procter & Gamble Co.	7,660	1,220
Uni-Charm Corp.	147,000	1,062
Suntory Beverage & Food, Ltd. (b)	31,400	1,005
US Foods Holding Corp. (a)	12,968	999
Arca Continental, SAB de CV	87,378	924
L’Oreal SA, non-registered shares	2,062	882
Loblaw Companies, Ltd.	5,274	872
Coca-Cola Co.	11,233	795
Keurig Dr Pepper, Inc.	19,565	647
Altria Group, Inc.	6,282	368
General Mills, Inc.	1,805	93

		120,918

Materials 5.30%
Freeport-McMoRan, Inc.	411,150	17,823
Linde PLC	27,617	12,957
Heidelberg Materials AG, non-registered shares	45,768	10,753
Vale SA, ordinary nominative shares	962,864	9,331
Vale SA (ADR), ordinary nominative shares	140,029	1,359
Rio Tinto PLC	159,054	9,268

American Funds Insurance Series 52

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Materials (continued)
First Quantum Minerals, Ltd. (a)	366,873	$ 6,517
Air Products and Chemicals, Inc.	18,638	5,257
Corteva, Inc.	68,862	5,132
Glencore PLC	982,063	3,823
Ivanhoe Mines, Ltd., Class A (a)	450,844	3,387
Air Liquide SA	15,673	3,234
Smurfit Westrock PLC	63,371	2,735
Dow, Inc.	84,736	2,244
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	17,572	2,094
Grupo Mexico, SAB de CV, Series B	249,082	1,509
Southern Copper Corp.	14,886	1,506
Shin-Etsu Chemical Co., Ltd.	31,900	1,057
Akzo Nobel NV	14,643	1,025
Lundin Mining Corp.	95,894	1,008
CRH PLC	10,569	970
Franco-Nevada Corp.	5,675	930
Antofagasta PLC	35,642	885
Anglogold Ashanti PLC	15,965	728
Evonik Industries AG	20,222	417
Anglo American PLC	—(d)	—(d)
		105,949

Energy 3.99%
Shell PLC (GBP denominated)	444,092	15,565
Shell PLC (EUR denominated)	14,064	497
EOG Resources, Inc.	125,943	15,064
Cameco Corp. (CAD denominated)	127,926	9,500
Cameco Corp.	39,775	2,953
Canadian Natural Resources, Ltd. (CAD denominated)	333,819	10,492
TC Energy Corp. (CAD denominated) (b)	153,662	7,502
Tourmaline Oil Corp.	64,998	3,136
Baker Hughes Co., Class A	76,799	2,944
BP PLC	567,500	2,849
Suncor Energy, Inc.	68,296	2,558
ConocoPhillips	21,973	1,972
Expand Energy Corp.	12,380	1,448
Neste OYJ	85,724	1,163
Schlumberger NV	21,356	722
TotalEnergies SE	11,680	717
ADNOC Drilling Co. PJSC	381,223	592

		79,674

Utilities 1.69%
E.ON SE	252,314	4,644
Iberdrola SA, non-registered shares	231,736	4,447
Constellation Energy Corp.	11,628	3,753
Pinnacle West Capital Corp.	36,700	3,284
Engie SA	134,866	3,165
NextEra Energy, Inc.	38,632	2,682
Dominion Energy, Inc.	39,815	2,250
Duke Energy Corp.	18,764	2,214
China Resources Gas Group, Ltd.	728,832	1,862
National Grid PLC	105,993	1,544
DTE Energy Co.	10,763	1,426
Public Service Enterprise Group, Inc.	11,944	1,005
FirstEnergy Corp.	24,064	969
Southern Co. (The)	5,700	523

		33,768

53American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Real estate 0.77%
Prologis, Inc. REIT	44,269	$4,653
China Resources Mixc Lifestyle Services, Ltd.	943,600	4,562
VICI Properties, Inc. REIT	134,656	4,390
Simon Property Group, Inc. REIT	6,679	1,074
Longfor Group Holdings, Ltd. (b)	668,238	788
		15,467

Total common stocks (cost: $1,143,827,000)		1,917,016
Preferred securities 0.26%

Financials 0.26%
Itau Unibanco Holding SA, preferred nominative shares	320,549	2,180
Itau Unibanco Holding SA (ADR), preferred nominative shares	219,472	1,490
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)(b)	58,679	880
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	700	10
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	37,228	531
		5,091

Total preferred securities (cost: $4,428,000)		5,091
Bonds, notes & other debt instruments 0.07%	Principal amount

	(000)

Corporate bonds, notes & loans 0.04%

Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity +
1.50% on 12/14/2041) (e)	USD709	505

Health care 0.02%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	432	424

Total corporate bonds, notes & loans		929
Bonds & notes of governments & government agencies outside the U.S. 0.03%

Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	577

Total bonds, notes & other debt instruments (cost: $1,581,000)		1,506
Short-term securities 4.22%	Shares

Money market investments 3.82%

Capital Group Central Cash Fund 4.35% (f)(g)	762,860	76,286

Money market investments purchased with collateral from securities on loan 0.40%

Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (f)(h)	8,089,301	8,089
Total short-term securities (cost: $84,370,000)		84,375

Total investment securities 100.51% (cost: $1,234,206,000)		2,007,988
Other assets less liabilities (0.51)%		(10,284)

Net assets 100.00%		$1,997,704

American Funds Insurance Series 54

Capital World Growth and Income Fund (continued)

Investments in affiliates (g)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.82%
Money market investments 3.82%
Capital Group Central Cash Fund 4.35% (f)	$46,673	$205,977	$176,354	$(8)	$(2)	$76,286	$1,606

(a)Security did not produce income during the last 12 months.

(b)All or a portion of this security was on loan. The total value of all such securities was $8,902,000, which represented 0.45% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)Value determined using significant unobservable inputs.

(d)Amount less than one thousand.

(e)Step bond; coupon rate may change at a later date.

(f)Rate represents the seven-day yield at 6/30/2025.

(g)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

(h)Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

BDR = Brazilian Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

55American Funds Insurance Series

Growth-Income Fund

Investment portfolio June 30, 2025		unaudited
Common stocks 97.21%		Value
	Shares	(000)

Information technology 27.82%
Microsoft Corp.	6,355,199	$ 3,161,140
NVIDIA Corp.	15,063,719	2,379,917
Broadcom, Inc.	7,692,044	2,120,312
Apple, Inc.	5,646,237	1,158,438
Accenture PLC, Class A	1,488,978	445,041
Oracle Corp.	1,909,313	417,433
Amphenol Corp., Class A	3,069,782	303,141
Arista Networks, Inc. (a)	2,911,504	297,876
Cognizant Technology Solutions Corp., Class A	3,381,043	263,823
Seagate Technology Holdings PLC	1,823,912	263,245
Texas Instruments, Inc.	993,770	206,327
Salesforce, Inc.	684,185	186,570
Applied Materials, Inc.	933,753	170,942
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	148,847
Microchip Technology, Inc.	1,828,376	128,663
Adobe, Inc. (a)	163,526	63,265
Palo Alto Networks, Inc. (a)	220,554	45,134
Micron Technology, Inc.	268,034	33,035
ASML Holding NV	28,845	23,023
QUALCOMM, Inc.	141,313	22,506

		11,838,678

Industrials 15.48%
RTX Corp.	7,207,131	1,052,385
Automatic Data Processing, Inc.	1,993,331	614,743
Boeing Co. (The) (a)	2,376,190	497,883
Carrier Global Corp.	6,092,070	445,878
General Dynamics Corp.	1,519,363	443,137
GFL Environmental, Inc., subordinate voting shares	8,442,865	426,027
Woodward, Inc.	1,642,573	402,578
Airbus SE, non-registered shares	1,921,964	401,313
General Electric Co.	1,504,665	387,286
United Rentals, Inc.	293,723	221,291
Paychex, Inc.	1,519,430	221,016
XPO, Inc. (a)	1,749,629	220,961
Honeywell International, Inc.	828,971	193,051
Ingersoll-Rand, Inc.	2,182,540	181,544
Caterpillar, Inc.	418,832	162,595
APi Group Corp. (a)	2,760,328	140,915
Uber Technologies, Inc. (a)	1,288,242	120,193
CSX Corp.	3,114,334	101,621
TransDigm Group, Inc.	65,897	100,206
L3Harris Technologies, Inc.	381,989	95,818
Union Pacific Corp.	360,831	83,020
StandardAero, Inc. (a)	1,589,110	50,295
Waste Management, Inc.	113,395	25,947

		6,589,703

Financials 12.23%
JPMorgan Chase & Co.	2,970,358	861,136
Mastercard, Inc., Class A	1,095,825	615,788
Fidelity National Information Services, Inc.	6,648,960	541,292
BlackRock, Inc.	504,695	529,551
Wells Fargo & Co.	3,777,575	302,659
Marsh & McLennan Cos., Inc.	1,141,737	249,629
Capital One Financial Corp.	1,018,858	216,772
Chubb, Ltd.	559,859	162,202
Visa, Inc., Class A	445,602	158,211
B3 SA - Brasil, Bolsa, Balcao	56,528,755	151,698

American Funds Insurance Series 56

Growth-Income Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Financials (continued)
Morgan Stanley	957,257	$ 134,839
Berkshire Hathaway, Inc., Class B (a)	269,334	130,834
Pinnacle Financial Partners, Inc.	1,131,294	124,906
Arthur J. Gallagher & Co.	386,229	123,640
Goldman Sachs Group, Inc.	174,257	123,330
Progressive Corp.	441,636	117,855
PNC Financial Services Group, Inc.	520,903	97,107
PayPal Holdings, Inc. (a)	1,170,785	87,013
S&P Global, Inc.	165,000	87,003
CME Group, Inc., Class A	292,470	80,611
State Street Corp.	681,940	72,518
American Express Co.	214,890	68,546
American International Group, Inc.	704,000	60,255
First Citizens BancShares, Inc., Class A	27,589	53,977
Apollo Asset Management, Inc.	373,721	53,020

		5,204,392

Consumer discretionary 10.82%
Amazon.com, Inc. (a)	7,885,129	1,729,918
Starbucks Corp.	5,895,185	540,176
Royal Caribbean Cruises, Ltd.	1,347,194	421,860
Wyndham Hotels & Resorts, Inc. (b)	4,703,154	381,943
Home Depot, Inc.	851,415	312,163
Tesla, Inc. (a)	809,068	257,009
Las Vegas Sands Corp.	5,713,687	248,603
Sony Group Corp.	5,225,500	135,350
Viking Holdings, Ltd. (a)	2,360,527	125,793
Chipotle Mexican Grill, Inc. (a)	2,131,290	119,672
Hasbro, Inc.	1,121,640	82,799
TJX Companies, Inc. (The)	495,864	61,234
DoorDash, Inc., Class A (a)	176,256	43,449
Carvana Co., Class A (a)	122,390	41,241
YUM! Brands, Inc.	272,921	40,441
Hilton Worldwide Holdings, Inc.	151,393	40,322
LVMH Moet Hennessy-Louis Vuitton SE	44,522	23,317

		4,605,290

Health care 9.29%
Eli Lilly and Co.	1,455,976	1,134,977
Vertex Pharmaceuticals, Inc. (a)	1,278,119	569,019
AbbVie, Inc.	1,919,793	356,352
Abbott Laboratories	2,330,871	317,022
Thermo Fisher Scientific, Inc.	529,687	214,767
Revvity, Inc.	1,740,393	168,331
IQVIA Holdings, Inc. (a)	861,315	135,735
Johnson & Johnson	807,444	123,337
Sanofi	1,245,837	120,646
Cencora, Inc.	401,982	120,534
Insulet Corp. (a)	303,962	95,499
Gilead Sciences, Inc.	715,085	79,281
UnitedHealth Group, Inc.	238,376	74,366
Intuitive Surgical, Inc. (a)	129,867	70,571
Cigna Group (The)	169,900	56,165
Stryker Corp.	138,782	54,906
Danaher Corp.	250,263	49,437
GE HealthCare Technologies, Inc.	626,693	46,419
Amgen, Inc.	151,000	42,161
CVS Health Corp.	535,085	36,910
DexCom, Inc. (a)	390,182	34,059

57American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Health care (continued)
Masimo Corp. (a)	119,168	$ 20,046
Medtronic PLC	210,000	18,306
Alnylam Pharmaceuticals, Inc. (a)	44,175	14,405
		3,953,251

Communication services 8.98%
Meta Platforms, Inc., Class A	2,978,719	2,198,563
Alphabet, Inc., Class A	4,123,004	726,597
Alphabet, Inc., Class C	2,168,410	384,654
Netflix, Inc. (a)	262,557	351,598
Universal Music Group NV	3,239,458	104,862
SoftBank Group Corp.	484,100	35,348
Comcast Corp., Class A	624,053	22,272

		3,823,894

Consumer staples 3.14%
British American Tobacco PLC	11,381,282	541,008
Procter & Gamble Co.	1,370,988	218,426
Philip Morris International, Inc.	1,042,193	189,815
Coca-Cola Co.	2,053,492	145,284
Imperial Brands PLC	3,663,668	144,682
Mondelez International, Inc., Class A	851,894	57,452
Keurig Dr Pepper, Inc.	1,164,623	38,502

		1,335,169

Energy 2.99%
Baker Hughes Co., Class A	8,415,638	322,656
Canadian Natural Resources, Ltd. (CAD denominated)	9,452,456	297,092
Exxon Mobil Corp.	2,651,600	285,843
Expand Energy Corp.	715,878	83,715
TC Energy Corp.	1,629,755	79,516
EOG Resources, Inc.	575,078	68,785
Chevron Corp.	444,985	63,717
ConocoPhillips	434,738	39,013
Halliburton Co.	1,672,003	34,075

		1,274,412

Materials 2.72%
Air Products and Chemicals, Inc.	1,428,502	402,923
International Paper Co.	5,806,574	271,922
Linde PLC	565,683	265,407
Eastman Chemical Co.	1,388,765	103,685
LyondellBasell Industries NV	769,974	44,551
Freeport-McMoRan, Inc.	1,005,668	43,596
Albemarle Corp.	431,100	27,017

		1,159,101

Utilities 1.97%
PG&E Corp.	18,016,861	251,155
Dominion Energy, Inc.	4,402,764	248,844
CenterPoint Energy, Inc.	3,037,684	111,605
Entergy Corp.	1,337,004	111,132
Sempra	800,000	60,616
NextEra Energy, Inc.	793,264	55,068

		838,420

American Funds Insurance Series 58

Growth-Income Fund (continued)

Common stocks (continued)							Value
					Shares		(000)

Real estate 1.77%
VICI Properties, Inc. REIT					10,163,137		$331,319
Equinix, Inc. REIT					235,188		187,085
American Tower Corp. REIT					428,106		94,620
Prologis, Inc. REIT					866,060		91,040
Welltower, Inc. REIT					306,310		47,089

							751,153

Total common stocks (cost: $22,661,815,000)							41,373,463
Bonds, notes & other debt instruments 0.00%					Principal amount

					(000)

Corporate bonds, notes & loans 0.00%

Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025					USD160		160
General Motors Financial Co., Inc. 5.25% 3/1/2026					827		828

Total corporate bonds, notes & loans							988

Total bonds, notes & other debt instruments (cost: $969,000)							988
Short-term securities 2.96%					Shares

Money market investments 2.96%

Capital Group Central Cash Fund 4.35% (b)(c)					12,613,746		1,261,375
Total short-term securities (cost: $1,261,311,000)							1,261,375

Total investment securities 100.17% (cost: $23,924,095,000)							42,635,826
Other assets less liabilities (0.17)%							(73,509)

Net assets 100.00%						$42,562,317
Investments in affiliates (b)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.90%
Consumer discretionary 0.90%
Wyndham Hotels & Resorts, Inc.	$509,003	$—	$ 32,068	$6,460	$(101,452)	$381,943	$ 3,857
Short-term securities 2.96%
Money market investments 2.96%
Capital Group Central Cash Fund 4.35% (c)	1,471,964	3,884,821	4,095,042	(247)	(121)	1,261,375	33,418

Total 3.86%				$6,213	$(101,573)	$1,643,318	$37,275

(a)Security did not produce income during the last 12 months.

(b)Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

(c)Rate represents the seven-day yield at 6/30/2025.

Key to abbreviation(s)

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

59American Funds Insurance Series

International Growth and Income Fund

Investment portfolio June 30, 2025		unaudited
Common stocks 95.81%		Value
	Shares	(000)

Financials 24.20%
UniCredit SpA	82,015	$5,498
AXA SA	98,049	4,813
Societe Generale	83,606	4,781
Skandinaviska Enskilda Banken AB, Class A	213,375	3,724
DBS Group Holdings, Ltd.	92,484	3,267
Banco Bilbao Vizcaya Argentaria SA	207,319	3,188
Zurich Insurance Group AG	4,329	3,026
CaixaBank SA, non-registered shares	346,304	3,000
HSBC Holdings PLC (GBP denominated)	187,318	2,267
HSBC Holdings PLC (HKD denominated)	57,200	692
KB Financial Group, Inc.	33,773	2,775
Hana Financial Group, Inc.	38,096	2,436
AIA Group, Ltd.	269,000	2,412
Banco Santander SA	278,262	2,303
Euronext NV	13,050	2,231
Prudential PLC	176,972	2,217
PICC Property and Casualty Co., Ltd., Class H	1,140,000	2,207
NatWest Group PLC	307,586	2,159
Deutsche Bank AG	72,520	2,150
Resona Holdings, Inc.	231,000	2,137
HDFC Bank, Ltd.	84,415	1,970
Bank Hapoalim BM	100,063	1,920
Aviva PLC	214,434	1,823
London Stock Exchange Group PLC	11,847	1,729
Kotak Mahindra Bank, Ltd.	67,163	1,694
Bank Leumi le-Israel BM	85,824	1,596
Munchener Ruckversicherungs-Gesellschaft AG	2,352	1,525
Allianz SE	3,670	1,488
Ping An Insurance (Group) Company of China, Ltd., Class H	198,500	1,261
Abu Dhabi Islamic Bank PJSC	213,614	1,251
3i Group PLC	22,022	1,245
Tokio Marine Holdings, Inc.	27,700	1,175
Edenred SA	36,354	1,126
Aon PLC, Class A	2,980	1,063
CVC Capital Partners PLC	50,136	1,026
XP, Inc., Class A	45,340	916
ICICI Bank, Ltd. (ADR)	26,538	893
Mediobanca SpA (a)	37,649	875
Adyen NV (b)	463	850
Etoro Group, Ltd., Class A (b)	12,624	841
Hiscox, Ltd.	48,322	832
Hong Kong Exchanges and Clearing, Ltd.	15,500	827
Tryg A/S	31,592	816
Macquarie Group, Ltd.	5,051	760
Pluxee NV	34,882	760
Canadian Imperial Bank of Commerce	9,407	668
Partners Group Holding AG	510	665
Mizuho Financial Group, Inc.	23,700	657
Plus500, Ltd.	13,607	634
Brookfield Corp., Class A (CAD denominated)	8,991	556
Grupo Financiero Banorte, SAB de CV, Series O	56,281	514
People’s Insurance Company (Group) of China, Ltd. (The), Class H	640,000	487
Banco BTG Pactual SA, units	61,713	480
Canara Bank	300,837	401
Sampo OYJ, Class A	36,843	396
Intesa Sanpaolo SpA	64,163	370
Grupo Financiero Inbursa, SAB de CV	139,929	361
MS&AD Insurance Group Holdings, Inc.	16,000	359
Saudi National Bank (The)	36,707	354
Bank Central Asia Tbk PT	641,400	343
Banca Generali SpA	6,155	342

American Funds Insurance Series 60

International Growth and Income Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Financials (continued)
Japan Post Bank Co., Ltd.	28,500	$ 308
ING Groep NV	10,568	232
Hang Seng Bank, Ltd.	12,900	193
Sberbank of Russia PJSC (c)	476,388	—(d)
		95,865

Industrials 16.00%
BAE Systems PLC	371,144	9,611
Airbus SE, non-registered shares	27,613	5,766
Ryanair Holdings PLC (ADR)	76,887	4,434
Siemens AG	11,090	2,843
Rheinmetall AG, non-registered shares	1,264	2,676
Hitachi, Ltd.	88,400	2,581
ABB, Ltd.	42,447	2,531
Safran SA	7,110	2,311
Deutsche Post AG	45,152	2,085
RELX PLC	38,138	2,061
ITOCHU Corp.	34,700	1,821
DSV A/S	7,290	1,752
Epiroc AB, Class B	42,138	806
Epiroc AB, Class A	33,488	727
Motiva Infraestrutura de Mobilidade SA	599,534	1,522
Canadian National Railway Co. (CAD denominated)	13,158	1,371
Diploma PLC	19,393	1,301
Alliance Global Group, Inc.	7,546,600	1,208
Copa Holdings SA, Class A	10,519	1,157
Compagnie de Saint-Gobain SA, non-registered shares	9,633	1,131
SMC Corp.	3,000	1,084
Volvo AB, Class B	38,529	1,081
Deutsche Lufthansa AG	123,520	1,045
Singapore Technologies Engineering, Ltd.	166,300	1,019
ASSA ABLOY AB, Class B	31,106	971
SPIE SA	15,845	890
SGH, Ltd.	22,731	809
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	34,778	798
Komatsu, Ltd.	20,200	664
Brambles, Ltd.	34,999	539
Kingspan Group PLC	6,112	520
Metso Corp.	39,888	516
Daikin Industries, Ltd.	4,000	473
Caterpillar, Inc.	1,195	464
Bombardier, Inc., Class B (b)	4,952	431
Jiangsu Hengli Hydraulic Co., Ltd., Class A	40,100	403
Mitsui & Co., Ltd.	15,800	323
Rolls-Royce Holdings PLC	23,754	316
International Consolidated Airlines Group SA (CDI)	66,727	313
Ashtead Group PLC	4,715	302
Salik Co. PJSC	174,803	288
International Container Terminal Services, Inc.	32,510	237
Wizz Air Holdings PLC (b)	12,727	190
		63,371

Information technology 11.17%
Taiwan Semiconductor Manufacturing Co., Ltd.	403,000	14,623
ASML Holding NV	7,732	6,171
MediaTek, Inc.	90,000	3,851
Samsung Electronics Co., Ltd.	71,381	3,163
Broadcom, Inc.	8,075	2,226
SAP SE	7,175	2,182

61American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Information technology (continued)
NEC Corp.	55,900	$ 1,638
Sage Group PLC (The)	68,516	1,176
Capgemini SE	6,781	1,159
ASMPT, Ltd.	137,500	1,008
SK hynix, Inc.	4,609	997
Halma PLC	20,776	913
ASM International NV	1,296	830
Fujitsu, Ltd.	31,500	769
Tokyo Electron, Ltd.	3,900	750
E Ink Holdings, Inc.	95,000	719
Bechtle AG, non-registered shares	12,590	590
Lumine Group, Inc., subordinate voting shares (b)	10,419	366
Tata Consultancy Services, Ltd.	8,945	361
Keyence Corp.	800	321
eMemory Technology, Inc.	3,000	242
Newgen Software Technologies, Ltd.	13,433	183

		44,238

Consumer staples 8.81%
British American Tobacco PLC	131,714	6,261
Philip Morris International, Inc.	27,581	5,023
Nestle SA	44,604	4,431
Imperial Brands PLC	91,475	3,613
Carlsberg A/S, Class B	14,001	1,984
KT&G Corp.	18,007	1,704
Pernod Ricard SA	16,278	1,622
Arca Continental, SAB de CV	127,111	1,344
L’Oreal SA, non-registered shares	3,110	1,330
Carrefour SA, non-registered shares	91,237	1,286
Danone SA	13,637	1,114
Anheuser-Busch InBev SA/NV	15,787	1,083
Yamazaki Baking Co., Ltd.	39,500	886
Tsingtao Brewery Co., Ltd., Class H	129,738	847
Kweichow Moutai Co., Ltd., Class A	3,290	647
Ocado Group PLC (b)	175,541	547
Unilever PLC	8,946	543
United Spirits, Ltd.	19,088	318
Seven & i Holdings Co., Ltd.	18,100	292

		34,875

Consumer discretionary 8.23%
Industria de Diseno Textil SA	85,241	4,436
Renault SA	67,213	3,098
Trip.com Group, Ltd. (ADR)	37,365	2,191
Trip.com Group, Ltd.	10,050	584
Prosus NV, Class N	48,589	2,717
MGM China Holdings, Ltd.	1,190,000	1,952
Amadeus IT Group SA, Class A, non-registered shares	17,324	1,459
LVMH Moet Hennessy-Louis Vuitton SE	2,363	1,238
Aristocrat Leisure, Ltd.	28,439	1,220
Evolution AB	13,052	1,037
Entain PLC	83,159	1,028
Midea Group Co., Ltd., Class A	95,500	962
ANTA Sports Products, Ltd.	72,700	875
Compagnie Financiere Richemont SA, Class A	4,098	772
InterContinental Hotels Group PLC	6,711	765
Hyundai Motor Co.	5,056	762
Suzuki Motor Corp.	51,100	618
Games Workshop Group PLC	2,664	593

American Funds Insurance Series 62

International Growth and Income Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Consumer discretionary (continued)
Restaurant Brands International, Inc. (CAD denominated)	8,197	$ 544
D’Ieteren Group	2,461	529
B&M European Value Retail SA	138,745	517
Meituan, Class B (b)	32,000	511
Dixon Technologies (India), Ltd.	2,917	510
Accor SA	9,691	506
Nitori Holdings Co., Ltd.	4,900	474
H World Group, Ltd. (ADR)	12,538	425
JD.com, Inc., Class A (ADR)	12,568	410
Paltac Corp.	14,300	401
Galaxy Entertainment Group, Ltd.	89,361	397
Amber Enterprises India, Ltd. (b)	4,368	345
BYD Co., Ltd., Class A	6,400	296
Maruti Suzuki India, Ltd.	1,989	288
Jumbo SA	3,722	128

		32,588

Communication services 7.32%
Koninklijke KPN NV	950,618	4,631
Singapore Telecommunications, Ltd.	972,800	2,923
Publicis Groupe SA	24,160	2,723
Tencent Holdings, Ltd.	32,500	2,082
Deutsche Telekom AG	49,481	1,805
Nintendo Co., Ltd.	17,500	1,687
Bharti Airtel, Ltd.	62,029	1,453
MTN Group, Ltd.	181,961	1,448
BT Group PLC	487,864	1,297
Orange	82,607	1,257
Kanzhun, Ltd., Class A (ADR) (b)	61,210	1,092
Swisscom AG (b)	1,375	975
NetEase, Inc.	34,200	919
Nippon Television Holdings, Inc.	38,500	895
HYBE Co., Ltd.	3,666	839
Indus Towers, Ltd. (b)	153,766	755
America Movil, SAB de CV, Class B (ADR)	37,216	668
Universal Music Group NV	20,503	664
KT Corp. (ADR)	22,308	464
Vend Marketplaces ASA, Class A	11,389	401

		28,978

Health care 6.52%
Sanofi	67,985	6,584
AstraZeneca PLC	38,492	5,347
EssilorLuxottica SA	11,732	3,219
Novo Nordisk AS, Class B	44,521	3,090
Chugai Pharmaceutical Co., Ltd.	24,300	1,270
bioMerieux SA	8,453	1,169
Haleon PLC	180,035	925
Grifols SA, Class B (ADR) (b)	96,958	876
Roche Holding AG, nonvoting non-registered shares	2,659	866
Bayer AG	25,374	763
Genus PLC	15,716	441
Max Healthcare Institute, Ltd.	27,843	414
Fresenius SE & Co. KGaA	7,058	355
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	40,000	274

63American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Health care (continued)
HOYA Corp.	1,100	$ 131
Akums Drugs and Pharmaceuticals, Ltd. (b)	16,884	115
Euroapi SA (a)(b)	1,412	5
		25,844

Materials 5.20%
Barrick Mining Corp.	145,374	3,027
Linde PLC	4,443	2,084
Glencore PLC	443,045	1,725
BASF SE	34,443	1,698
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	11,435	1,362
Shin-Etsu Chemical Co., Ltd.	35,500	1,176
Vale SA (ADR), ordinary nominative shares	84,314	819
Vale SA, ordinary nominative shares	32,911	319
Heidelberg Materials AG, non-registered shares	3,882	912
Anhui Conch Cement Co., Ltd., Class H	345,000	877
Norsk Hydro ASA	141,880	810
Nutrien, Ltd. (CAD denominated)	13,615	793
Air Liquide SA	3,426	707
Rio Tinto PLC	11,504	670
Grupo Mexico, SAB de CV, Series B	102,232	619
Sika AG	2,232	606
Valterra Platinum, Ltd. (ZAR denominated)	11,207	500
Valterra Platinum, Ltd. (GBP denominated) (b)	1,235	54
Fresnillo PLC	25,025	495
Franco-Nevada Corp. (CAD denominated)	2,647	435
Anglo American PLC	10,633	314
Fortescue, Ltd.	23,624	238
Givaudan SA	43	208
Freeport-McMoRan, Inc.	3,152	137
Alrosa PJSC (c)	53,607	—(d)
		20,585

Energy 4.55%
TotalEnergies SE	113,612	6,972
Cameco Corp. (CAD denominated)	32,219	2,393
Canadian Natural Resources, Ltd. (CAD denominated)	59,516	1,871
Shell PLC (GBP denominated)	50,148	1,758
Gaztransport & Technigaz SA	4,044	801
Cenovus Energy, Inc. (CAD denominated)	37,928	516
Cenovus Energy, Inc.	12,761	174
Repsol SA, non-registered shares	46,619	683
TC Energy Corp. (CAD denominated)	13,038	636
BP PLC	125,880	632
ADNOC Drilling Co. PJSC	316,861	492
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	30,053	376
Tourmaline Oil Corp.	7,613	367
Schlumberger NV	7,986	270
South Bow Corp. (a)	2,470	64
Sovcomflot PAO (c)	356,717	—(d)
		18,005

Utilities 2.76%
Engie SA	138,827	3,258
SSE PLC	64,755	1,628
Iberdrola SA, non-registered shares	80,462	1,544
Brookfield Infrastructure Partners, LP	37,345	1,251
RWE AG	29,722	1,240

American Funds Insurance Series 64

International Growth and Income Fund (continued)

Common stocks (continued)							Value
					Shares		(000)

Utilities (continued)
Veolia Environnement SA					18,018		$642
National Grid PLC					42,387		618
CPFL Energia SA					58,911		443
NTPC, Ltd.					81,979		320

							10,944

Real estate 1.05%
Mitsubishi Estate Co., Ltd.					42,900		805
Prologis Property Mexico, SA de CV, REIT					186,799		706
CK Asset Holdings, Ltd.					124,000		547
Link REIT					93,568		500
Sun Hung Kai Properties, Ltd.					34,000		390
CapitaLand Integrated Commercial Trust REIT					222,900		380
Henderson Land Development Co., Ltd.					92,000		322
Longfor Group Holdings, Ltd.					248,742		293
Goodman Logistics (HK), Ltd. REIT					10,467		236

							4,179

Total common stocks (cost: $274,155,000)							379,472
Preferred securities 0.04%

Materials 0.04%
Gerdau SA, preferred nominative shares					58,932		174

Total preferred securities (cost: $222,000)							174
Short-term securities 4.17%

Money market investments 3.96%

Capital Group Central Cash Fund 4.35% (e)(f)					156,755		15,675

Money market investments purchased with collateral from securities on loan 0.21%

Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (e)(g)					842,889		843
Total short-term securities (cost: $16,516,000)							16,518

Total investment securities 100.02% (cost: $290,893,000)							396,164
Other assets less liabilities (0.02)%							(99)

Net assets 100.00%							$396,065
Investments in affiliates (f)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.96%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (e)	$11,674	$48,655	$44,653	$—(d)	$(1)	$15,675	$272

65American Funds Insurance Series

International Growth and Income Fund (continued)

(a)All or a portion of this security was on loan. The total value of all such securities was $891,000, which represented 0.22% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(b)Security did not produce income during the last 12 months.

(c)Value determined using significant unobservable inputs.

(d)Amount less than one thousand.

(e)Rate represents the seven-day yield at 6/30/2025.

(f)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

(g)Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series 66

Capital Income Builder

Investment portfolio June 30, 2025		unaudited
Common stocks 74.97%		Value
	Shares	(000)

Financials 14.92%
JPMorgan Chase & Co.	85,808	$24,877
Morgan Stanley	105,303	14,833
Munchener Ruckversicherungs-Gesellschaft AG	20,000	12,972
Zurich Insurance Group AG	17,253	12,059
NatWest Group PLC	1,714,879	12,038
ING Groep NV	431,972	9,478
BlackRock, Inc.	8,807	9,241
Wells Fargo & Co.	100,287	8,035
Intact Financial Corp.	34,475	8,017
DBS Group Holdings, Ltd.	213,416	7,538
PNC Financial Services Group, Inc.	33,774	6,296
Truist Financial Corp.	133,958	5,759
KB Financial Group, Inc.	67,130	5,516
Tokio Marine Holdings, Inc.	104,800	4,447
Hana Financial Group, Inc.	69,407	4,438
Euronext NV	22,802	3,897
American International Group, Inc.	43,446	3,719
AIA Group, Ltd.	400,000	3,587
TPG, Inc., Class A	68,006	3,567
National Bank of Canada	33,144	3,420
BNP Paribas SA	36,399	3,272
Banco Santander SA	392,996	3,253
East West Bancorp, Inc.	31,456	3,176
Sampo OYJ, Class A	289,641	3,115
Progressive Corp.	11,438	3,052
360 ONE WAM, Ltd.	213,984	2,981
Toronto-Dominion Bank (The) (CAD denominated)	38,971	2,866
Power Corporation of Canada, subordinate voting shares (a)	71,810	2,805
Banco Bilbao Vizcaya Argentaria SA	178,297	2,742
UniCredit SpA	38,177	2,559
Apollo Asset Management, Inc.	17,756	2,519
CME Group, Inc., Class A	9,068	2,499
PICC Property and Casualty Co., Ltd., Class H	1,252,000	2,424
3i Group PLC	35,575	2,012
Blackstone, Inc.	13,386	2,002
EFG International AG	105,100	1,947
Kaspi.kz JSC	21,756	1,916
Webster Financial Corp.	33,891	1,851
Skandinaviska Enskilda Banken AB, Class A	105,131	1,835
Mizuho Financial Group, Inc.	64,500	1,789
Swiss Re AG	10,267	1,775
Samsung Fire & Marine Insurance Co., Ltd.	5,329	1,714
Deutsche Bank AG	53,468	1,585
State Street Corp.	14,738	1,567
Hong Kong Exchanges and Clearing, Ltd.	28,000	1,494
Standard Chartered PLC	87,032	1,442
SouthState Corp.	12,116	1,115
Patria Investments, Ltd., Class A	70,098	986
Bank Central Asia Tbk PT	1,673,400	894
Canadian Imperial Bank of Commerce	12,050	855
Western Union Co.	98,671	831
Marsh & McLennan Cos., Inc.	3,782	827
Citizens Financial Group, Inc.	17,188	769
Vontobel Holding AG	9,350	755
Houlihan Lokey, Inc., Class A	3,658	658
Great-West Lifeco, Inc.	17,173	653
Resona Holdings, Inc.	62,400	577

67American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Value
	Shares	(000)

Financials (continued)
First American Financial Corp.	6,638	$408
Bank Mandiri (Persero) Tbk PT	1,301,701	391
Sberbank of Russia PJSC (b)	204,176	—(c)
		233,645

Information technology 9.73%
Broadcom, Inc.	218,318	60,179
Taiwan Semiconductor Manufacturing Co., Ltd.	821,800	29,820
Microsoft Corp.	47,315	23,535
Accenture PLC, Class A	24,540	7,335
Seagate Technology Holdings PLC	33,236	4,797
Tokyo Electron, Ltd.	23,200	4,459
Texas Instruments, Inc.	21,302	4,423
SAP SE	12,964	3,942
KLA Corp.	3,797	3,401
HCL Technologies, Ltd.	134,835	2,718
MediaTek, Inc.	50,000	2,140
TE Connectivity Public, Ltd. Co.	10,940	1,845
Analog Devices, Inc.	7,300	1,738
TDK Corp.	140,100	1,649
Capgemini SE	2,349	401

		152,382

Industrials 8.67%
RTX Corp.	200,678	29,303
Volvo AB, Class B	331,726	9,306
Siemens AG	34,165	8,759
Deutsche Post AG	170,160	7,859
BAE Systems PLC	287,802	7,453
RELX PLC	110,698	5,982
Paychex, Inc.	35,883	5,220
Mitsubishi Corp.	228,781	4,588
Singapore Technologies Engineering, Ltd.	716,900	4,392
Marubeni Corp.	211,300	4,274
FedEx Corp.	17,546	3,988
Honeywell International, Inc.	16,873	3,929
Automatic Data Processing, Inc.	12,139	3,744
Carrier Global Corp.	43,991	3,220
Broadridge Financial Solutions, Inc.	13,014	3,163
Airbus SE, non-registered shares	12,725	2,657
Canadian National Railway Co. (CAD denominated)	23,624	2,462
Northrop Grumman Corp.	4,914	2,457
Union Pacific Corp.	10,554	2,428
ITOCHU Corp.	41,500	2,178
Localiza Rent a Car SA, ordinary nominative shares	272,638	2,033
Bureau Veritas SA	58,499	1,994
Robert Half, Inc.	41,739	1,713
Epiroc AB, Class A	60,943	1,323
Epiroc AB, Class B	4,933	95
Trinity Industries, Inc.	51,776	1,399
Schneider Electric SE	5,014	1,334
UL Solutions, Inc., Class A	16,361	1,192
SGS SA	11,681	1,185
PACCAR, Inc.	12,078	1,148
Transurban Group	121,112	1,114
Sulzer AG	5,386	972
Logista Integral SA, non-registered shares	23,729	777
ABB, Ltd.	11,891	709

American Funds Insurance Series 68

Capital Income Builder (continued)

Common stocks (continued)		Value
	Shares	(000)

Industrials (continued)
Brambles, Ltd.	40,818	$629
Computershare Ltd.	22,570	593
Watsco, Inc.	415	183

		135,755

Consumer staples 8.60%
Philip Morris International, Inc.	232,304	42,309
British American Tobacco PLC	501,602	23,843
British American Tobacco PLC (ADR)	40,836	1,933
Mondelez International, Inc., Class A	220,906	14,898
Imperial Brands PLC	229,612	9,068
Nestle SA	60,265	5,987
Sysco Corp.	57,604	4,363
Danone SA	45,261	3,698
ITC, Ltd.	710,417	3,450
Altria Group, Inc.	58,605	3,436
Carlsberg A/S, Class B	21,785	3,087
Coca-Cola Co.	42,247	2,989
Kimberly-Clark Corp.	19,552	2,521
General Mills, Inc.	42,990	2,227
WH Group, Ltd.	2,022,500	1,945
Suntory Beverage & Food, Ltd.	51,300	1,642
Procter & Gamble Co.	9,712	1,547
Dollar General Corp.	10,394	1,189
PepsiCo, Inc.	8,237	1,088
Unilever PLC	16,272	988
Anheuser-Busch InBev SA/NV	12,112	831
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	727
Pernod Ricard SA	5,475	545
Constellation Brands, Inc., Class A	1,891	308
Scandinavian Tobacco Group A/S	9,175	122

		134,741

Health care 8.10%
AbbVie, Inc.	109,793	20,380
Abbott Laboratories	124,644	16,953
Amgen, Inc.	49,129	13,717
Gilead Sciences, Inc.	117,805	13,061
AstraZeneca PLC	88,789	12,334
Sanofi	108,546	10,512
Novo Nordisk AS, Class B	110,487	7,668
Medtronic PLC	82,172	7,163
UnitedHealth Group, Inc.	14,130	4,408
Bristol-Myers Squibb Co.	85,101	3,939
Takeda Pharmaceutical Co., Ltd.	106,625	3,276
Merck & Co., Inc.	28,632	2,267
CVS Health Corp.	31,588	2,179
EBOS Group, Ltd.	81,078	1,899
EssilorLuxottica SA	6,880	1,887
Roche Holding AG, nonvoting non-registered shares	4,650	1,514
Novartis AG	9,389	1,138
Sandoz Group AG	18,029	987
GSK PLC	43,796	836
Royalty Pharma PLC, Class A	22,537	812

		126,930

Utilities 5.29%
Engie SA	348,234	8,173

69American Funds Insurance Series
Capital Income Builder (continued)

Common stocks (continued)		Value
	Shares	(000)

Utilities (continued)
Iberdrola SA, non-registered shares	391,173	$ 7,506
E.ON SE	386,133	7,107
Dominion Energy, Inc.	124,159	7,017
National Grid PLC	446,695	6,509
SSE PLC	209,134	5,256
Pinnacle West Capital Corp.	56,998	5,100
DTE Energy Co.	37,944	5,026
CenterPoint Energy, Inc.	124,795	4,585
Duke Energy Corp.	33,133	3,910
Southern Co. (The)	41,174	3,781
Entergy Corp.	37,644	3,129
Sempra	39,487	2,992
Atmos Energy Corp.	15,655	2,413
Enel SpA	230,994	2,192
Power Grid Corporation of India, Ltd.	616,919	2,157
SembCorp Industries, Ltd.	268,900	1,449
AES Corp.	132,318	1,392
NextEra Energy, Inc.	18,420	1,279
Edison International	21,128	1,090
Power Assets Holdings, Ltd.	127,000	816

		82,879

Consumer discretionary 4.85%
McDonald’s Corp.	32,086	9,375
Industria de Diseno Textil SA	154,521	8,042
Home Depot, Inc.	19,698	7,222
Starbucks Corp.	74,312	6,809
YUM! Brands, Inc.	33,673	4,990
Midea Group Co., Ltd., Class A	484,566	4,882
Royal Caribbean Cruises, Ltd.	11,474	3,593
Compagnie Generale des Etablissements Michelin	92,890	3,451
LVMH Moet Hennessy-Louis Vuitton SE	6,411	3,358
Evolution AB	39,788	3,161
Amadeus IT Group SA, Class A, non-registered shares	33,725	2,840
Tractor Supply Co.	42,150	2,224
NEXT PLC	12,951	2,211
Compagnie Financiere Richemont SA, Class A	11,374	2,142
Aristocrat Leisure, Ltd.	49,212	2,111
Darden Restaurants, Inc.	9,659	2,105
Vail Resorts, Inc.	12,620	1,983
Restaurant Brands International, Inc.	27,181	1,802
Galaxy Entertainment Group, Ltd.	283,000	1,256
Las Vegas Sands Corp.	26,266	1,143
OPAP SA	26,284	596
Jumbo SA	13,271	458
International Game Technology PLC	17,882	283

		76,037

Energy 4.64%
Exxon Mobil Corp.	134,162	14,463
Canadian Natural Resources, Ltd. (CAD denominated)	372,833	11,718
TC Energy Corp. (CAD denominated) (a)	195,019	9,521
Shell PLC (GBP denominated)	187,059	6,557
Shell PLC (ADR)	9,821	691
TotalEnergies SE	100,624	6,175
EOG Resources, Inc.	42,410	5,073
ConocoPhillips	52,067	4,672
South Bow Corp. (a)	156,968	4,075
EQT Corp.	62,823	3,664

American Funds Insurance Series 70

Capital Income Builder (continued)

Common stocks (continued)		Value
	Shares	(000)

Energy (continued)
Chevron Corp.	18,330	$ 2,625
Cenovus Energy, Inc.	93,424	1,271
DT Midstream, Inc.	10,047	1,104
Schlumberger NV	17,806	602
BP PLC	99,480	499
New Fortress Energy, Inc., Class A (d)	950	3
		72,713

Communication services 3.51%
Singapore Telecommunications, Ltd.	3,454,300	10,378
T-Mobile US, Inc.	30,317	7,223
Publicis Groupe SA	59,664	6,725
AT&T, Inc.	208,493	6,034
Deutsche Telekom AG	135,327	4,937
Koninklijke KPN NV	881,213	4,293
Comcast Corp., Class A	108,926	3,888
Verizon Communications, Inc.	65,877	2,850
NetEase, Inc.	86,600	2,328
Nintendo Co., Ltd.	18,200	1,754
America Movil, SAB de CV, Class B (ADR)	82,076	1,472
HKT Trust and HKT, Ltd., units	984,240	1,469
Omnicom Group, Inc.	12,215	879
Swisscom AG (d)	566	401
Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	384

		55,015

Real estate 3.43%
VICI Properties, Inc. REIT	627,033	20,441
Welltower, Inc. REIT	45,047	6,925
Prologis, Inc. REIT	37,913	3,985
Extra Space Storage, Inc. REIT	23,759	3,503
American Tower Corp. REIT	14,128	3,123
Rexford Industrial Realty, Inc. REIT	84,140	2,993
Mindspace Business Parks REIT	399,976	1,866
Link REIT	302,148	1,613
CTP NV	75,076	1,578
CK Asset Holdings, Ltd.	322,500	1,421
UDR, Inc. REIT	34,393	1,404
Equinix, Inc. REIT	1,676	1,333
SBA Communications Corp. REIT, Class A	4,761	1,118
Sun Communities, Inc. REIT	5,902	747
Embassy Office Parks REIT	140,661	639
Lineage, Inc. REIT (a)	9,785	426
Longfor Group Holdings, Ltd.	357,634	422
Kimco Realty Corp. REIT	5,095	107

		53,644

Materials 3.23%
Air Products and Chemicals, Inc.	28,543	8,051
Rio Tinto PLC	117,196	6,829
Smurfit Westrock PLC	148,945	6,427
Shin-Etsu Chemical Co., Ltd.	191,162	6,335
Nitto Denko Corp.	218,938	4,244
Linde PLC	8,566	4,019
Vale SA, ordinary nominative shares	211,978	2,054
Vale SA (ADR), ordinary nominative shares	91,722	891
International Paper Co.	55,076	2,579
Anglo American PLC	75,013	2,214

71American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Value
	Shares	(000)

Materials (continued)
Antofagasta PLC	47,581	$1,182
BASF SE	23,462	1,157
Dow, Inc.	31,474	833
Eastman Chemical Co.	11,125	830
Barrick Mining Corp.	34,519	719
Evonik Industries AG	27,512	567
Givaudan SA	110	532
Air Liquide SA	2,512	518
BHP Group, Ltd. (CDI)	19,509	468
Valterra Platinum, Ltd. (GBP denominated) (d)	3,257	143
		50,592

Total common stocks (cost: $810,358,000)		1,174,333
Convertible stocks 0.43%

Information technology 0.19%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	44,749	2,982

Utilities 0.13%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	1,390
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	18,300	688

		2,078

Materials 0.06%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	30,256	971

Financials 0.05%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,000	697

Total convertible stocks (cost: $6,289,000)		6,728
Bonds, notes & other debt instruments 13.99%	Principal amount

	(000)

Mortgage-backed obligations 5.57%

Federal agency mortgage-backed obligations 4.63%
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	USD—(c)	—(c)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	802	757
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)	273	255
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	4	5
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	2	2
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (e)	6	6
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	7	7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	2	2
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	26	25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	15	15

American Funds Insurance Series 72

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	USD22	$ 21
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	29	27
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (e)	162	149
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (e)	1,853	1,702
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (e)	2,584	2,279
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (e)	296	263
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)	115	100
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)	76	67
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (e)	42	37
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	12	10
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)	127	111
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)	82	71
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (e)	43	34
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (e)	125	110
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	185	147
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (e)	22	17
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)	157	137
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)	19	17
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)	14	13
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (e)	110	96
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (e)	171	136
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (e)	18	17
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (e)	71	64
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	806	710
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (e)	460	403
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (e)	269	244
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (e)	105	98
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	9	8
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)	53	53
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)	150	119
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	107	107
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	97	97
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	148	148
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	93	93
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (e)	90	89
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (e)	798	743
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (e)	71	70
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (e)	232	228
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	59	58
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	253	253
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	1,378	1,406
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	313	313
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	369	376
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	229	234
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	173	177
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (e)	268	249
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (e)	99	94
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	123	121
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (e)	93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	815	817
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	409	416
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (e)	911	848
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (e)	8	8
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	45	46
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	669	682
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	68	71

73American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	USD24	$ 25
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	27	28
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)	869	871
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	117	119
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	62	63
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	948	955
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (e)	115	117
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	71	71
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	395	405
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	125	127
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	26	27
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	19	19
Fannie Mae Pool #DB4399 6.50% 6/1/2054 (e)	21	22
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	153	153
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	843	857
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	185	188
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	165	169
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (e)	109	111
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	97	100
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	80	81
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	20	20
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (e)	465	490
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	2,755	2,820
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	358	364
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	9	10
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	9	10
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	10	10
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	9	9
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	7	7
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	18	19
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	240	240
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)	34	34
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	237	237
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (e)	575	551
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	200	196
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (e)	1,177	1,095
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (e)	44	45
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	628	639
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	318	305
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (e)	25	25
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	334	320
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	79	80
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	20	19
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (e)	204	208
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	14	14
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (e)	1	1
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (e)	207	214
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (e)	328	338
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (e)	218	220
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (e)	535	514
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	368	317
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)	401	375
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (e)	115	107
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (e)	63	54
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (e)	109	94
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)	181	171
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)	15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)	12	11
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)	7	7

American Funds Insurance Series 74

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	USD23	$ 22
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)	10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)	41	40
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)	19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)	14	13
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (e)	946	923
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	12	11
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)	136	119
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)	64	56
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)	129	113
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)	48	40
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (e)	102	89
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	243	193
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (e)	110	95
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	796	691
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)	455	394
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)	313	292
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	753	722
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)	146	127
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	44	35
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (e)	111	96
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (e)	165	160
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (e)	586	577
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (e)	287	288
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (e)	26	24
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (e)	2,430	2,191
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	103	103
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (e)	23	20
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (e)	437	419
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (e)	754	703
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	93	92
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	517	518
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (e)	391	392
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	31	31
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (e)	979	981
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (e)	79	80
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	15	16
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	12	13
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	12	13
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	13	13
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	8	9
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	6	6
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	32	32
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	18	19
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	17	17
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)	214	215
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	850	835
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)	45	45
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	9	10
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (e)	53	49
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (e)	243	256
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	8	8
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	17	17
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	1,190	1,211
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)	874	875
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	18	18
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	9	9
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	450	461

75American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	USD9	$ 10
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (e)	270	272
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	53	53
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	17	17
Freddie Mac Pool #QI5199 6.50% 5/1/2054 (e)	25	26
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (e)	116	116
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	24	24
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	76	77
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	64	64
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	358	365
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	291	300
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	252	256
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	76	77
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	18	19
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	16	16
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	176	179
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	18	18
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	9	10
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	5	5
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	38	39
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	19	20
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	18	19
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	19	19
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	9	9
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	82	79
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	53	52
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	63	63
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (e)	18	18
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (e)	568	543
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)	339	339
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	37	35
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)	171	175
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	84	85
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	8	8
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (e)	12	13
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (e)	3,033	3,134
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	12	12
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	350	356
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	20	19
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (e)	92	93
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	15	15
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (e)	1	1
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (e)	79	80
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (e)(f)	160	160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)(f)	89	84
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	187	174
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	180	169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	81	73
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	68	61
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)	13	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	837	749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	289	278
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (e)	457	437
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	12	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	688	669
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	995	946
Government National Mortgage Assn. 5.50% 7/1/2055 (e)(g)	609	610
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (e)	160	156

American Funds Insurance Series 76

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (e)	USD2,792	$ 2,611
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	59	55
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)	208	194
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)	380	375
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (e)	1,022	1,007
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	25	23
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (e)	—(c)	—(c)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (e)	—(c)	—(c)
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (e)(g)	1,951	1,618
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (e)(g)	1,431	1,289
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (e)(g)	88	82
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (e)(g)	164	157
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (e)(g)	162	159
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (e)(g)	191	191
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (e)(g)	1,703	1,731
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (e)(g)	3,754	3,953
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (e)(g)	51	40
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (e)(g)	872	754
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (e)(g)	187	174
Uniform Mortgage-Backed Security 6.00% 8/1/2055 (e)(g)	156	158
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (e)(g)	154	159
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (e)(g)	243	255
		72,469

Commercial mortgage-backed securities 0.47%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (e)(f)(h)	296	302
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)	41	43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)	122	128
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (e)(f)(h)	332	334
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (e)(f)(h)	105	106
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (e)(f)(h)	628	626
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.072% 10/15/2036 (e)(f)(h)	100	100
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (e)(f)(h)	97	97
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (e)(f)(h)	152	152
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.826% 6/15/2038 (e)(f)(h)	88	88
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.926% 11/15/2038 (e)(f)(h)	86	86
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (e)(f)(h)	176	177
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.763% 8/15/2039 (e)(f)(h)	39	39
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(h)	590	599
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203%
7/15/2041 (e)(f)(h)	100	100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (e)(f)(h)	120	120
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(h)	237	245
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (e)(f)(h)	574	582
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (e)(f)(h)	213	215
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (e)(f)(h)	191	192
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (e)(f)(h)	133	134
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (e)(f)(h)	120	121
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (e)(f)(h)	100	100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (e)(f)(h)	100	100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)	73	75
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(h)	592	596
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(h)	329	338
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (e)(f)(h)	100	101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039 (e)(f)(h)	243	245

77American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(h)	USD541	$ 558
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%)
7.055% 7/25/2054 (e)(f)(h)	110	111
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%)
6.953% 3/15/2042 (e)(f)(h)	597	592
		7,402

Collateralized mortgage-backed obligations (privately originated) 0.47%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(h)	86	78
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(h)(i)	514	498
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(h)	60	56
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(h)	175	173
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(h)	398	390
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(h)	139	133
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(h)	6	6
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%)
6.705% 12/25/2042 (e)(f)(h)	28	29
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%)
6.205% 6/25/2043 (e)(f)(h)	244	246
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%)
6.005% 7/25/2043 (e)(f)(h)	82	82
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%)
5.405% 5/25/2044 (e)(f)(h)	66	66
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%)
5.905% 9/25/2044 (e)(f)(h)	87	87
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average
USD-SOFR + 2.15%) 6.455% 9/25/2042 (e)(f)(h)	11	12
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average
USD-SOFR + 3.70%) 8.005% 9/25/2042 (e)(f)(h)	64	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average
USD-SOFR + 1.20%) 5.505% 5/25/2044 (e)(f)(h)	208	209
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average
USD-SOFR + 1.45%) 5.755% 10/25/2044 (e)(f)(h)	90	90
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2,
(30-day Average USD-SOFR + 1.814%) 6.12% 1/25/2050 (e)(f)(h)	7	7
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(h)(i)	97	98
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(h)	59	58
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(h)(i)	765	770
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(h)	57	57
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (e)(h)(i)	96	96
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(h)(i)	516	514
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386%
on 5/1/2028) (e)(h)(i)	119	120
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (e)(f)(h)	152	150
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(h)(i)	172	174
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(h)(i)	387	391
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(h)(i)	969	975
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (e)(h)	554	520
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(h)	96	93
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%)
6.062% 10/17/2041 (e)(f)(h)	140	141
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(h)	18	17
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(h)	16	16
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(h)	9	9
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(h)	329	299
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(h)	100	100
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (e)(h)	195	190

American Funds Insurance Series 78

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) (continued)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(h)	USD167	$ 167
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(h)(i)	77	78
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(h)	98	98
		7,360

Total mortgage-backed obligations		87,231
U.S. Treasury bonds & notes 4.93%

U.S. Treasury 4.93%
U.S. Treasury 4.00% 2/15/2026	2,369	2,367
U.S. Treasury 0.75% 3/31/2026	1	1
U.S. Treasury 0.75% 5/31/2026	3,850	3,737
U.S. Treasury 1.875% 6/30/2026	3,855	3,775
U.S. Treasury 1.125% 10/31/2026	995	960
U.S. Treasury 2.00% 11/15/2026 (j)	2,800	2,731
U.S. Treasury 4.625% 11/15/2026	1,200	1,212
U.S. Treasury 4.00% 1/15/2027 (j)	6,541	6,557
U.S. Treasury 0.50% 4/30/2027	2,375	2,240
U.S. Treasury 2.625% 5/31/2027	80	78
U.S. Treasury 3.875% 5/31/2027	3,009	3,016
U.S. Treasury 3.75% 6/30/2027	11,364	11,371
U.S. Treasury 4.00% 2/29/2028	745	751
U.S. Treasury 1.25% 3/31/2028	1,350	1,264
U.S. Treasury 3.625% 3/31/2028	4	4
U.S. Treasury 3.875% 6/15/2028	7,447	7,486
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	382
U.S. Treasury 4.00% 5/31/2030	917	955
U.S. Treasury 3.875% 6/30/2030	10,178	10,217
U.S. Treasury 4.00% 6/30/2032	7,532	7,536
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.25% 5/15/2035	3,046	3,050
U.S. Treasury 4.50% 8/15/2039	1,045	1,041
U.S. Treasury 4.75% 2/15/2041	1,730	1,753
U.S. Treasury 2.00% 11/15/2041 (j)	300	206
U.S. Treasury 5.00% 5/15/2045	585	601
U.S. Treasury 2.375% 5/15/2051 (j)	196	125
U.S. Treasury 4.00% 11/15/2052	152	133
U.S. Treasury 4.625% 2/15/2055 (j)	3,276	3,189
U.S. Treasury 4.75% 5/15/2055	310	308

Total U.S. Treasury bonds & notes		77,098
Corporate bonds, notes & loans 2.47%

Financials 0.47%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%)
7.61% 11/17/2029 (b)(f)(h)(k)	264	262
American Express Co. 4.90% 2/13/2026	28	28
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)	50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	28	29
American International Group, Inc. 4.85% 5/7/2030	99	101
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	21	22
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	127
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	51
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (i)	26	24
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (i)	238	244
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	118	120

79American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Financials (continued)
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (i)	USD75	$ 77
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	400	414
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)	200	209
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (i)	45	48
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)	95	99
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	36
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (i)	50	51
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (i)	36	36
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)	35	31
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	44	45
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	55	56
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (i)	120	124
Corebridge Financial, Inc. 3.85% 4/5/2029	180	176
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on
4/1/2027) (h)(i)	200	199
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	300	320
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	150	151
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)	45	45
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (i)	60	63
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (i)	40	41
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (i)	197	202
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	65	66
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	50	52
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	198	202
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (i)	52	53
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (i)	20	17
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	328	334
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	162	168
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	32
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	25	26
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (i)	10	10
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (i)	140	145
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	488	489
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)	35	36
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (i)	57	58
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (i)	38	39
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (i)	92	95
Navient Corp. 5.00% 3/15/2027	150	150
New York Life Global Funding 3.00% 1/10/2028 (h)	150	146
OneMain Finance Corp. 6.625% 5/15/2029	340	350
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	50	52
Ryan Specialty, LLC 5.875% 8/1/2032 (h)	100	101
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)	50	51
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	10	10
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (i)	40	42
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (i)	70	73
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	85	88
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	200	208
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	374	366
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	98	100
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	55	56

American Funds Insurance Series 80

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Financials (continued)
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	USD104	$ 114
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (i)	25	25
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)	56	58
		7,412

Health care 0.34%
AbbVie, Inc. 5.05% 3/15/2034	175	178
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	240	234
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 5.507% 3/2/2026	30	30
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	99
Amgen, Inc. 5.25% 3/2/2030	124	128
Amgen, Inc. 4.20% 3/1/2033	133	128
Amgen, Inc. 5.25% 3/2/2033	71	73
Amgen, Inc. 5.60% 3/2/2043	105	104
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	83
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	51
Baxter International, Inc. 3.132% 12/1/2051	25	16
Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	97
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	269
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	302
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	317
Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	97
Centene Corp. 4.625% 12/15/2029	530	516
Centene Corp. 2.625% 8/1/2031	40	34
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	23
CVS Health Corp. 5.70% 6/1/2034	97	100
CVS Health Corp. 6.00% 6/1/2044	50	50
CVS Health Corp. 5.625% 2/21/2053	55	51
CVS Health Corp. 6.05% 6/1/2054	50	49
Elevance Health, Inc. 4.95% 11/1/2031	30	30
Elevance Health, Inc. 5.20% 2/15/2035	13	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	36
Medline Borrower, LP 6.25% 4/1/2029 (h)	380	391
Merck & Co., Inc. 1.70% 6/10/2027	118	113
Merck & Co., Inc. 3.40% 3/7/2029	110	107
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	33
Molina Healthcare, Inc. 3.875% 5/15/2032 (h)	40	36
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	7	7
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	364
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	655
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	64

		5,251

81American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Energy 0.25%
APA Corp. 4.25% 1/15/2030 (h)	USD385	$ 369
Baytex Energy Corp. 7.375% 3/15/2032 (h)	600	573
Cenovus Energy, Inc. 5.40% 6/15/2047	44	39
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	9	9
ConocoPhillips Co. 5.50% 1/15/2055	50	47
Crescent Energy Finance, LLC 7.375% 1/15/2033 (h)	270	258
Energy Transfer, LP 6.10% 12/1/2028	41	43
Energy Transfer, LP 5.25% 7/1/2029	23	24
Energy Transfer, LP 6.40% 12/1/2030	34	37
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	335
Exxon Mobil Corp. 3.452% 4/15/2051	210	149
Hess Midstream Operations, LP 5.875% 3/1/2028 (h)	35	36
Hilcorp Energy I, LP 6.875% 5/15/2034 (h)	400	384
NFE Financing, LLC 12.00% 11/15/2029 (h)	148	67
Occidental Petroleum Corp. 5.55% 10/1/2034	124	122
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	183
Saudi Arabian Oil Co. 5.75% 7/17/2054 (h)	200	188
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (h)	595	551
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (h)	195	195
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (h)	75	81
		3,845

Utilities 0.23%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	31
DTE Energy Co. 3.00% 3/1/2032	42	38
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 4.125% 3/15/2028	132	127
Edison International 5.45% 6/15/2029	100	99
Edison International 5.25% 3/15/2032	389	369
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T
Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	200	226
FirstEnergy Corp. 2.65% 3/1/2030	393	361
FirstEnergy Corp. 2.25% 9/1/2030	107	95
Florida Power & Light Co. 5.10% 4/1/2033	35	36
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	96
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	102
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	283
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	326
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	52
Pacific Gas and Electric Co. 5.70% 3/1/2035	377	374
Pacific Gas and Electric Co. 4.95% 7/1/2050	162	131
Pacific Gas and Electric Co. 3.50% 8/1/2050	256	164
Pacific Gas and Electric Co. 5.90% 10/1/2054	25	23
PacifiCorp 5.50% 5/15/2054	95	87
PacifiCorp 5.80% 1/15/2055	25	24
Southern California Edison Co. 5.20% 6/1/2034	40	39
Southern California Edison Co. 3.60% 2/1/2045	206	142
Southern California Edison Co. 5.90% 3/1/2055	30	27
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
Xcel Energy, Inc. 4.75% 3/21/2028	264	267

		3,615

American Funds Insurance Series 82

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Communication services 0.23%
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	$ 61
AT&T, Inc. 3.50% 6/1/2041	USD75	59
CCO Holdings, LLC 4.75% 2/1/2032 (h)	25	24
CCO Holdings, LLC 4.25% 1/15/2034 (h)	655	584
Charter Communications Operating, LLC 6.10% 6/1/2029	41	43
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	53
Meta Platforms, Inc. 5.40% 8/15/2054	29	28
Meta Platforms, Inc. 5.55% 8/15/2064	40	39
Netflix, Inc. 4.90% 8/15/2034	16	16
Netflix, Inc. 5.40% 8/15/2054	6	6
SBA Tower Trust 1.631% 11/15/2026 (h)	253	243
Sirius XM Radio, LLC 4.00% 7/15/2028 (h)	780	750
TEGNA, Inc. 5.00% 9/15/2029	360	344
T-Mobile USA, Inc. 3.875% 4/15/2030	625	607
T-Mobile USA, Inc. 2.55% 2/15/2031	203	182
T-Mobile USA, Inc. 6.00% 6/15/2054	69	70
Univision Communications, Inc. 7.375% 6/30/2030 (h)	340	334
Verizon Communications, Inc. 1.75% 1/20/2031	142	123

		3,606

Consumer discretionary 0.20%
Advance Auto Parts, Inc. 3.90% 4/15/2030	18	17
Advance Auto Parts, Inc. 3.50% 3/15/2032	12	11
Bath & Body Works, Inc. 6.875% 11/1/2035	150	156
BMW US Capital, LLC 4.15% 4/9/2030 (h)	290	285
BMW US Capital, LLC 3.70% 4/1/2032 (h)	25	23
Carnival Corp. 6.125% 2/15/2033 (h)	175	179
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (h)	150	151
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (h)	150	152
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (h)	150	130
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	298
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	600
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	628
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
General Motors Financial Co., Inc. 5.45% 9/6/2034	27	27
Hyundai Capital America 5.275% 6/24/2027 (h)	55	56
McDonald’s Corp. 5.15% 9/9/2052	10	9
Toyota Motor Credit Corp. 5.40% 11/10/2025	228	229

		3,158

Industrials 0.19%
BAE Systems PLC 5.30% 3/26/2034 (h)	200	205
Boeing Co. (The) 2.75% 2/1/2026	91	90
Boeing Co. (The) 6.259% 5/1/2027	376	387
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	168
Boeing Co. (The) 6.388% 5/1/2031	92	99
Boeing Co. (The) 6.528% 5/1/2034	921	1,001
Boeing Co. (The) 5.805% 5/1/2050	136	131
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	18
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	53
CSX Corp. 4.75% 11/15/2048	50	44
CSX Corp. 4.50% 11/15/2052	35	29
Herc Holdings, Inc. 7.25% 6/15/2033 (h)	90	94
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13

83American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials (continued)
Moog, Inc. 4.25% 12/9/2027 (h)	USD55	$ 54
Norfolk Southern Corp. 5.35% 8/1/2054	51	49
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (h)	190	196
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	38
RTX Corp. 6.10% 3/15/2034	27	29
RTX Corp. 6.40% 3/15/2054	22	24
Union Pacific Corp. 2.80% 2/14/2032	17	15
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	61
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24

		2,912

Real estate 0.16%
American Tower Corp. 4.05% 3/15/2032	11	10
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	41
Boston Properties, LP 5.75% 1/15/2035	95	96
Crown Castle, Inc. 5.00% 1/11/2028	54	55
Equinix, Inc. 1.55% 3/15/2028	25	23
Equinix, Inc. 3.20% 11/18/2029	144	137
Iron Mountain, Inc. 4.50% 2/15/2031 (h)	530	505
Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	496
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	439
Prologis, LP 5.00% 3/15/2034	40	40
Service Properties Trust 8.375% 6/15/2029	680	708

		2,577

Consumer staples 0.16%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.625% 2/6/2035	48	49
BAT Capital Corp. 4.70% 4/2/2027	105	105
BAT Capital Corp. 6.343% 8/2/2030	9	10
BAT Capital Corp. 5.35% 8/15/2032	413	423
BAT Capital Corp. 6.421% 8/2/2033	38	41
BAT Capital Corp. 7.079% 8/2/2043	31	34
BAT Capital Corp. 4.54% 8/15/2047	55	44
BAT Capital Corp. 4.758% 9/6/2049	121	100
BAT Capital Corp. 7.081% 8/2/2053	69	77
BAT International Finance PLC 4.448% 3/16/2028	150	150
H.J. Heinz Co. 4.875% 10/1/2049	235	202
Mars, Inc. 4.80% 3/1/2030 (h)	25	25
Mars, Inc. 5.20% 3/1/2035 (h)	165	167
Mars, Inc. 5.65% 5/1/2045 (h)	71	71
Mars, Inc. 5.70% 5/1/2055 (h)	145	145
Mars, Inc. 5.80% 5/1/2065 (h)	24	24
Mondelez International, Inc. 4.75% 8/28/2034	127	126
Philip Morris International, Inc. 5.125% 11/17/2027	43	44
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	58
Philip Morris International, Inc. 5.50% 9/7/2030	70	73
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	57

American Funds Insurance Series 84

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples (continued)
Philip Morris International, Inc. 5.625% 9/7/2033	USD30	$31
Philip Morris International, Inc. 4.90% 11/1/2034	90	90
Post Holdings, Inc. 6.375% 3/1/2033 (h)	330	334
		2,534

Information technology 0.13%
Broadcom, Inc. 5.05% 7/12/2027	40	41
Broadcom, Inc. 4.00% 4/15/2029 (h)	3	3
Broadcom, Inc. 5.05% 7/12/2029	45	46
Broadcom, Inc. 5.15% 11/15/2031	104	107
Broadcom, Inc. 4.15% 4/15/2032 (h)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (h)	2	2
Cisco Systems, Inc. 4.95% 2/26/2031	11	11
Cisco Systems, Inc. 5.05% 2/26/2034	4	4
Cisco Systems, Inc. 5.10% 2/24/2035	14	14
Cisco Systems, Inc. 5.30% 2/26/2054	8	8
Cisco Systems, Inc. 5.35% 2/26/2064	11	11
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (h)	250	266
Fair Isaac Corp. 6.00% 5/15/2033 (h)	100	101
Oracle Corp. 5.50% 8/3/2035	18	18
ServiceNow, Inc. 1.40% 9/1/2030	54	47
Synopsys, Inc. 4.65% 4/1/2028	40	40
Synopsys, Inc. 4.85% 4/1/2030	40	41
Synopsys, Inc. 5.00% 4/1/2032	40	40
Synopsys, Inc. 5.15% 4/1/2035	780	786
Synopsys, Inc. 5.70% 4/1/2055	380	378

		1,987

Materials 0.11%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	36
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
Celanese US Holdings, LLC 6.85% 11/15/2028	36	38
Celanese US Holdings, LLC 7.05% 11/15/2030	27	28
Celanese US Holdings, LLC 6.629% 7/15/2032	10	10
Celanese US Holdings, LLC 7.20% 11/15/2033	23	24
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (h)	20	20
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (h)	125	121
Consolidated Energy Finance SA 5.625% 10/15/2028 (h)	750	647
Dow Chemical Co. (The) 5.15% 2/15/2034	19	19
Dow Chemical Co. (The) 5.35% 3/15/2035	11	11
Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
Dow Chemical Co. (The) 3.60% 11/15/2050	75	51
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	53	48
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (h)	249	250
LYB International Finance III, LLC 3.625% 4/1/2051	102	68
NOVA Chemicals Corp. 8.50% 11/15/2028 (h)	10	11
NOVA Chemicals Corp. 4.25% 5/15/2029 (h)	325	313
		1,773

Total corporate bonds, notes & loans		38,670
Asset-backed obligations 0.95%

Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (e)(h)	215	216

85American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (e)(h)	USD82	$ 82
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (e)(h)	100	100
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (e)(h)	277	278
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(h)	400	399
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (e)(h)	197	195
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (e)(h)	100	99
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(h)	339	353
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(h)	344	347
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(h)	78	78
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(h)	662	672
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(h)	351	347
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(h)	87	80
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(h)	90	89
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(h)	90	81
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(h)	316	304
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(h)	489	490
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(h)	301	301
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(h)	497	501
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (e)	139	140
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(h)	323	324
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(h)	206	206
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(h)	394	397
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(h)	149	151
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(h)	176	179
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(h)	181	187
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (e)(h)	188	189
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(h)	345	326
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(h)	64	59
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (e)(h)	83	81
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(h)	314	300
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (e)(h)	59	59
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(h)	88	88
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(h)	285	292
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(h)	184	191
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (e)	18	18
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (e)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(h)	268	258
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(h)	100	96
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(h)	100	96
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(h)	187	190
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(h)	364	365
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027 (e)	15	14
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (e)	28	28
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(h)	172	173
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (e)(h)	246	246
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (e)(h)	26	24
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (e)(h)	47	43
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(h)	111	104
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(h)	220	206
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172%
4/20/2062 (e)(f)(h)	114	114
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(h)	935	881
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(h)	445	447
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(h)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(h)	127	126
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(h)	36	35
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(h)	153	153
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(h)	214	216
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (e)(h)	100	100
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (e)(h)	175	176
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(h)	198	197

American Funds Insurance Series 86

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(h)	USD102	$103
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(h)	195	195
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (e)	94	94
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (e)(h)	72	72
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(h)	43	38
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(h)	78	75
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (e)(f)(h)	335	328
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(h)	257	257
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(h)	84	86
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (e)(h)	799	804
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(h)	215	216
		14,904
Bonds & notes of governments & government agencies outside the U.S. 0.05%

Peru (Republic of) 2.783% 1/23/2031	190	171
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	197
United Mexican States 3.25% 4/16/2030	200	184
United Mexican States 7.375% 5/13/2055	245	253

		805
Municipals 0.02%

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	196	197

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	139

Total municipals		336

Total bonds, notes & other debt instruments (cost: $220,241,000)		219,044
Investment funds 2.06%	Shares

Capital Group Central Corporate Bond Fund (l)	3,819,323	32,235
Total Investment funds (cost: $35,212,000)		32,235
Short-term securities 8.35%

Money market investments 7.34%

Capital Group Central Cash Fund 4.35% (l)(m)	1,150,689	115,069

Money market investments purchased with collateral from securities on loan 1.01%

Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (m)(n)	15,786,027	15,786
Total short-term securities (cost: $130,837,000)		130,855

Total investment securities 99.80% (cost: $1,202,937,000)		1,563,195
Other assets less liabilities 0.20%		3,128

Net assets 100.00%		$1,566,323

87American Funds Insurance Series

Capital Income Builder (continued)

Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2025
Contracts	Type	contracts	date	(000)	(000)

3 Month SOFR Futures	Long	269	9/17/2025	USD64,335	$44
2 Year U.S. Treasury Note Futures	Long	217	10/3/2025	45,141	178
5 Year U.S. Treasury Note Futures	Long	375	10/3/2025	40,875	429
10 Year U.S. Treasury Note Futures	Long	147	9/30/2025	16,482	313
10 Year Ultra U.S. Treasury Note Futures	Short	25	9/30/2025	(2,857)	(72)
20 Year U.S. Treasury Bond Futures	Long	44	9/30/2025	5,081	185
30 Year Ultra U.S. Treasury Bond Futures	Long	72	9/30/2025	8,577	332

					$1,409

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Upfront			Unrealized
Receive		Pay						premium		appreciation
						Notional	Value at	paid		(depreciation)

	Payment		Payment	Expiration		amount	6/30/2025	(received)		at 6/30/2025
Rate	frequency	Rate	frequency	date		(000)	(000)	(000)			(000)

3.16%	At maturity	U.S. Urban CPI	At maturity	6/23/2026		USD350	$ —(c)		$—		$ —(c)
U.S. Urban CPI	At maturity	3.17%	At maturity	6/23/2026		USD690	—(c)		—		—(c)
SOFR	Annual	3.055%	Annual	4/6/2031		USD6,700	144		—		144
SOFR	Annual	2.91%	Annual	9/18/2050		USD592	99		—		99

							$243		$—		$243
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
								Upfront			Unrealized
								premium		appreciation
				Notional			Value at	paid		(depreciation)
Reference	Financing	Payment	Expiration	amount (o)		6/30/2025 (p)		(received)		at 6/30/2025
index	rate received	frequency	date		(000)		(000)	(000)			(000)

CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD5,015			$111	$99			$12
Investments in affiliates (l)
							Net	Net
			Value at					unrealized			Dividend
							realized	appreciation		Value at	or interest
			1/1/2025	Additions		Reductions	gain (loss)	(depreciation)	6/30/2025		income
			(000)		(000)	(000)	(000)	(000)		(000)	(000)

Investment funds 2.06%
Capital Group Central Corporate Bond Fund			$30,920		$750	$—	$—	$565	$ 32,235		$750
Short-term securities 7.34%
Money market investments 7.34%
Capital Group Central Cash Fund 4.35% (m)			60,575	199,935		145,437	—(c)	(4)		115,069	1,854

Total 9.40%							$—(c)	$561	$147,304		$2,604

American Funds Insurance Series 88

Capital Income Builder (continued)

(a)All or a portion of this security was on loan. The total value of all such securities was $16,714,000, which represented 1.07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(b)Value determined using significant unobservable inputs.

(c)Amount less than one thousand.

(d)Security did not produce income during the last 12 months.

(e)Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(f)Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)Represents securities transacted on a TBA basis.

(h)Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,844,000, which represented 2.61% of the net assets of the fund.

(i)Step bond; coupon rate may change at a later date.

(j)All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,008,000, which represented 0.13% of the net assets of the fund.

(k)Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $262,000, which represented 0.02% of the net assets of the fund.

(l)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

(m)Rate represents the seven-day yield at 6/30/2025.

(n)Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

(o)The maximum potential amount the fund may pay as a protection seller should a credit event occur.

(p)The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts	GO = General Obligation
Assn. = Association	ICE = Intercontinental Exchange, Inc.
Auth. = Authority	MXN = Mexican pesos
CAD = Canadian dollars	REIT = Real Estate Investment Trust
CDI = CREST Depository Interest	Rev. = Revenue
CME = CME Group	SOFR = Secured Overnight Financing Rate
CPI = Consumer Price Index	TBA = To be announced
DAC = Designated Activity Company	USD = U.S. dollars
Fncg. = Financing	UST = U.S. Treasury
GBP = British pounds
Refer to the notes to financial statements.

89American Funds Insurance Series

Asset Allocation Fund

Investment portfolio June 30, 2025		unaudited
Common stocks 67.14%		Value
	Shares	(000)

Information technology 16.85%
Broadcom, Inc.	5,212,782	$1,436,903
Microsoft Corp.	2,083,449	1,036,328
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,973,803	673,537
Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	28,049
NVIDIA Corp.	2,594,429	409,894
Apple, Inc.	1,032,637	211,866
Intel Corp.	6,095,959	136,550
ASML Holding NV (ADR)	145,009	116,209
MicroStrategy, Inc., Class A (a)	246,870	99,792
Micron Technology, Inc.	726,977	89,600
KLA Corp.	94,152	84,336
International Business Machines Corp.	275,000	81,065
Adobe, Inc. (a)	202,715	78,426
Synopsys, Inc. (a)	90,490	46,392
Oracle Corp.	185,267	40,505
Diebold Nixdorf, Inc. (a)	532,940	29,525
Salesforce, Inc.	102,608	27,980
Applied Materials, Inc.	113,846	20,842
Motorola Solutions, Inc.	35,587	14,963

		4,662,762

Financials 12.18%
Apollo Asset Management, Inc.	2,534,818	359,615
Arthur J. Gallagher & Co.	1,010,070	323,344
Aon PLC, Class A	752,130	268,330
Mastercard, Inc., Class A	360,948	202,831
Synchrony Financial	3,000,000	200,220
Capital One Financial Corp.	889,662	189,284
Visa, Inc., Class A	525,963	186,743
Ares Management Corp., Class A	1,004,749	174,022
Blue Owl Capital, Inc., Class A	9,047,540	173,803
Bank of America Corp.	2,784,601	131,767
Blackstone, Inc.	837,355	125,252
Wells Fargo & Co.	1,413,342	113,237
American Express Co.	337,999	107,815
Brown & Brown, Inc.	964,468	106,931
Fiserv, Inc. (a)	584,262	100,733
BlackRock, Inc.	88,049	92,385
JPMorgan Chase & Co.	318,591	92,363
Chubb, Ltd.	273,887	79,351
Progressive Corp.	280,641	74,892
Citigroup, Inc.	875,000	74,480
AXA SA	1,445,264	70,941
KKR & Co., Inc.	273,886	36,435
Brookfield Corp., Class A	486,973	30,119
Goldman Sachs Group, Inc.	30,100	21,303
Intercontinental Exchange, Inc.	110,132	20,206
UniCredit SpA	214,008	14,346
Sberbank of Russia PJSC (b)	8,880,000	—(c)
		3,370,748

Industrials 9.09%
ATI, Inc. (a)	3,762,816	324,882
Boeing Co. (The) (a)	1,355,000	283,913
TransDigm Group, Inc.	160,869	244,624
L3Harris Technologies, Inc.	870,418	218,336
General Electric Co.	722,399	185,938
Honeywell International, Inc.	641,747	149,450
Deere & Co.	270,815	137,707

American Funds Insurance Series 90

Asset Allocation Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Industrials (continued)
Parker-Hannifin Corp.	183,050	$ 127,855
Caterpillar, Inc.	290,000	112,581
Ingersoll-Rand, Inc.	1,251,137	104,070
Safran SA	312,100	101,431
United Rentals, Inc.	129,402	97,491
Northrop Grumman Corp.	126,468	63,232
Trane Technologies PLC	137,366	60,085
Quanta Services, Inc.	152,260	57,566
Copart, Inc. (a)	835,833	41,014
Republic Services, Inc.	158,509	39,090
RTX Corp.	260,623	38,056
Union Pacific Corp.	158,202	36,399
Carrier Global Corp.	382,605	28,003
GE Vernova, Inc.	44,366	23,476
FTAI Aviation, Ltd.	181,908	20,927
Airbus SE, non-registered shares	94,296	19,689

		2,515,815

Consumer discretionary 7.00%
Booking Holdings, Inc.	68,188	394,757
Amazon.com, Inc. (a)	1,331,622	292,145
Royal Caribbean Cruises, Ltd.	808,815	253,272
Starbucks Corp.	1,827,909	167,491
Home Depot, Inc.	367,100	134,594
NIKE, Inc., Class B	1,485,288	105,515
Darden Restaurants, Inc.	448,084	97,669
D.R. Horton, Inc.	650,250	83,830
Carnival Corp. (a)	2,758,206	77,561
Compagnie Financiere Richemont SA, Class A	381,887	71,930
Moncler SpA	1,254,665	71,517
Texas Roadhouse, Inc.	325,829	61,064
Hilton Worldwide Holdings, Inc.	139,547	37,167
Restaurant Brands International, Inc.	498,700	33,059
Tesla, Inc. (a)	79,806	25,351
YUM! Brands, Inc.	91,381	13,541
lululemon athletica, Inc. (a)	44,474	10,566
AutoZone, Inc. (a)	1,687	6,262
Aimbridge Topco, LLC (a)(b)	10,722	807
Party City Holdco, Inc. (a)(b)	68,158	—(c)
Party City Holdco, Inc. (a)(b)(d)	681	—(c)
		1,938,098

Health care 6.79%
Vertex Pharmaceuticals, Inc. (a)	992,755	441,974
Gilead Sciences, Inc.	2,987,938	331,273
Eli Lilly and Co.	314,292	245,000
UnitedHealth Group, Inc.	480,370	149,861
Amgen, Inc.	473,094	132,093
CVS Health Corp.	1,451,353	100,114
Thermo Fisher Scientific, Inc.	179,059	72,601
Alnylam Pharmaceuticals, Inc. (a)	205,917	67,147
Abbott Laboratories	487,227	66,268
Illumina, Inc. (a)	599,260	57,175
Cooper Cos., Inc. (a)	731,383	52,045
Centene Corp. (a)	675,000	36,639
AbbVie, Inc.	176,323	32,729
Boston Scientific Corp. (a)	198,062	21,274
Exact Sciences Corp. (a)	388,980	20,670
Danaher Corp.	95,660	18,897

91American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Health care (continued)
Rotech Healthcare, Inc. (a)(b)(e)	184,138	$ 13,864
Molina Healthcare, Inc. (a)	36,950	11,007
Novo Nordisk AS, Class B	70,320	4,881
Endo, Inc. (a)	140,115	2,941
Endo, Inc., 1L 7.50% Escrow (a)(b)	9,648,000	—(c)
Carbon Health Technologies, Inc., Class A (a)(b)	4,955,500	50
		1,878,503

Materials 4.82%
Franco-Nevada Corp. (CAD denominated)	1,925,000	316,044
Wheaton Precious Metals Corp.	3,349,100	300,749
Royal Gold, Inc.	1,405,000	249,865
Lundin Mining Corp.	16,017,925	168,443
First Quantum Minerals, Ltd. (a)	5,805,000	103,119
Linde PLC	145,263	68,154
Freeport-McMoRan, Inc.	1,400,000	60,690
Corteva, Inc.	571,302	42,579
Air Products and Chemicals, Inc.	45,664	12,880
Avery Dennison Corp.	65,336	11,465
Venator Materials PLC (a)(b)	4,096	—(c)
		1,333,988

Consumer staples 4.33%
Philip Morris International, Inc.	4,082,884	743,615
Keurig Dr Pepper, Inc.	3,252,056	107,513
Constellation Brands, Inc., Class A	499,955	81,333
Costco Wholesale Corp.	69,889	69,186
Nestle SA	617,055	61,305
US Foods Holding Corp. (a)	514,932	39,655
Estee Lauder Cos., Inc. (The), Class A	440,395	35,584
Altria Group, Inc.	527,643	30,936
Bunge Global SA	197,085	15,822
Procter & Gamble Co.	75,358	12,006

		1,196,955

Communication services 3.78%
Meta Platforms, Inc., Class A	581,159	428,948
Alphabet, Inc., Class C	1,206,415	214,006
Alphabet, Inc., Class A	344,016	60,626
Comcast Corp., Class A	6,366,969	227,237
Charter Communications, Inc., Class A (a)	179,040	73,193
Nintendo Co., Ltd.	265,200	25,561
Take-Two Interactive Software, Inc. (a)	67,585	16,413
		1,045,984

Energy 1.29%
Canadian Natural Resources, Ltd. (CAD denominated)	4,009,172	126,009
ConocoPhillips	824,000	73,946
Shell PLC (GBP denominated)	1,914,457	67,103
EOG Resources, Inc.	254,319	30,419
Noble Corp. PLC, Class A	771,174	20,474
Halliburton Co.	960,000	19,565
Schlumberger NV	286,500	9,684
Exxon Mobil Corp.	66,470	7,165
Constellation Oil Services Holding SA (NDR) (a)	1,564,956	699
New Fortress Energy, Inc., Class A (a)	150,315	499

American Funds Insurance Series 92
Asset Allocation Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Energy (continued)
Altera Infrastructure, LP (b)	16,129	$498
Expand Energy Corp.	277	32
Bighorn Permian Resources, LLC (b)	4,392	—(c)
		356,093

Real estate 0.53%
VICI Properties, Inc. REIT	2,308,795	75,267
American Tower Corp. REIT	136,942	30,267
Simon Property Group, Inc. REIT	119,922	19,279
Crown Castle, Inc. REIT	134,329	13,799
Alexandria Real Estate Equities, Inc. REIT	121,544	8,828

		147,440

Utilities 0.48%
DTE Energy Co.	848,144	112,345
FirstEnergy Corp.	323,684	13,032
Southern Co. (The)	83,100	7,631

		133,008

Total common stocks (cost: $10,832,516,000)		18,579,394
Preferred securities 0.00%

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(b)(d)	450	647
Total preferred securities (cost: $466,000)		647
Rights & warrants 0.00%

Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (a)	524	54
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(b)	4	—(c)
Total rights & warrants (cost: $313,000)		54
Convertible stocks 0.14%

Information technology 0.07%
MicroStrategy, Inc., 8.00% perpetual convertible preferred shares (f)	168,200	20,354

Industrials 0.07%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	17,826

Total convertible stocks (cost: $29,379,000)		38,180
Bonds, notes & other debt instruments 26.96%	Principal amount

	(000)

Mortgage-backed obligations 10.51%

Federal agency mortgage-backed obligations 9.44%
Fannie Mae Pool #AE3069 4.00% 9/1/2025 (g)	USD—(c)	—(c)
Fannie Mae Pool #AH0829 4.00% 1/1/2026 (g)	—(c)	—(c)
Fannie Mae Pool #AH6431 4.00% 2/1/2026 (g)	24	24
Fannie Mae Pool #AH5618 4.00% 2/1/2026 (g)	—(c)	—(c)
Fannie Mae Pool #890329 4.00% 4/1/2026 (g)	2	2

93American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount		Value
	(000)		(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (g)	USD—(c)	$	—(c)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (g)	6		6
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (g)	7		7
Fannie Mae Pool #254767 5.50% 6/1/2033 (g)	133		136
Fannie Mae Pool #555956 5.50% 12/1/2033 (g)	85		87
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (g)	238		238
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (g)	243		229
Fannie Mae Pool #929185 5.50% 1/1/2036 (g)	254		262
Fannie Mae Pool #893641 6.00% 9/1/2036 (g)	496		520
Fannie Mae Pool #893688 6.00% 10/1/2036 (g)	125		131
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (g)	4,020		3,808
Fannie Mae Pool #907239 6.00% 12/1/2036 (g)	11		11
Fannie Mae Pool #928031 6.00% 1/1/2037 (g)	41		43
Fannie Mae Pool #888292 6.00% 3/1/2037 (g)	369		387
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (g)	69		71
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (g)	124		116
Fannie Mae Pool #190379 5.50% 5/1/2037 (g)	39		40
Fannie Mae Pool #924952 6.00% 8/1/2037 (g)	586		614
Fannie Mae Pool #888637 6.00% 9/1/2037 (g)	7		7
Fannie Mae Pool #995674 6.00% 5/1/2038 (g)	228		240
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (g)	724		762
Fannie Mae Pool #995224 6.00% 9/1/2038 (g)	6		6
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (g)	231		242
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (g)	141		147
Fannie Mae Pool #889983 6.00% 10/1/2038 (g)	13		14
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (g)	504		528
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (g)	69		72
Fannie Mae Pool #995391 6.00% 11/1/2038 (g)	10		11
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (g)	—(c)		—(c)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (g)	47		49
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (g)	137		144
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (g)	167		174
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (g)	336		351
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (g)	5,520		4,763
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (g)	16,669		13,782
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (g)	2,457		2,308
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (g)	1,527		1,471
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (g)	830		800
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (g)	815		786
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (g)	4,247		3,986
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (g)	6,952		6,458
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (g)	989		921
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (g)	2,175		2,019
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (g)	80		76
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (g)	290		261
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (g)	1,234		1,170
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (g)	1,226		1,128
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (g)	1,825		1,681
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (g)	375		337
Fannie Mae Pool #256975 7.00% 10/1/2047 (g)	2		2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (g)	1,259		1,153
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (g)	2,105		1,999
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (g)	8		8
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (g)	9		9
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (g)	13,393		12,303
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (g)	1,798		1,672
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (g)	1,390		1,234
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (g)	31		26
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (g)	4,580		3,862
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (g)	404		336

American Funds Insurance Series 94

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (g)	USD10,266	$ 8,665
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (g)	304	266
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (g)	2,329	1,848
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (g)	8,416	7,083
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (g)	1,305	1,103
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (g)	715	595
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (g)	11,550	10,313
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (g)	1,956	1,552
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (g)	1,609	1,275
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (g)	1,036	1,008
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (g)	5,151	4,110
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (g)	778	647
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (g)	79	66
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (g)	29	24
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (g)	6,030	4,780
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (g)	1,837	1,456
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (g)	3,200	2,701
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (g)	60	50
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (g)	4,141	3,287
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (g)	1,760	1,395
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (g)	96	80
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (g)	4,542	3,969
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (g)	559	489
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (g)	828	688
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (g)	778	646
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (g)	34,956	29,022
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (g)	9,291	7,714
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (g)	414	362
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (g)	154	123
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (g)	2,059	1,710
Fannie Mae Pool #FM8434 2.00% 8/1/2051 (g)	5,970	4,733
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (g)	3,904	3,456
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (g)	71	62
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (g)	1,338	1,111
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (g)	661	549
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (g)	840	698
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (g)	536	445
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (g)	134	111
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (g)	92	77
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (g)	7,704	6,123
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (g)	5,300	4,201
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (g)	7,975	6,967
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (g)	2,437	1,937
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (g)	14,266	11,989
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (g)	6,680	5,611
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (g)	162	136
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (g)	78	66
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (g)	77	65
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (g)	77	65
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (g)	2,944	2,338
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (g)	124	103
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (g)	65	54
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (g)	10,085	8,812
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (g)	6,678	5,298
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (g)	5,115	4,063
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (g)	1,824	1,447
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (g)	991	786
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (g)	2,133	1,774
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (g)	1,947	1,617
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (g)	728	607

95American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (g)	USD636	$ 528
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (g)	53,834	47,420
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (g)	2,963	2,348
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (g)	2,462	1,956
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (g)	1,826	1,449
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (g)	1,312	1,040
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (g)	1,300	1,030
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (g)	115	91
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (g)	813	678
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (g)	739	616
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (g)	642	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (g)	163	136
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (g)	24	20
Fannie Mae Pool #FS0931 3.00% 3/1/2052 (g)	352	305
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (g)	5,929	4,714
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (g)	3,022	2,400
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (g)	909	757
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (g)	880	733
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (g)	877	731
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (g)	162	135
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (g)	138	115
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (g)	657	613
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (g)	9,713	7,721
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (g)	940	783
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (g)	869	723
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (g)	153	127
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (g)	153	127
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (g)	118	98
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (g)	2,416	1,917
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (g)	786	654
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (g)	5,830	5,436
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (g)	1,363	1,272
Fannie Mae Pool #BW2918 4.50% 6/1/2052 (g)	5,085	4,876
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (g)	5,004	3,968
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (g)	23	21
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (g)	156	130
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (g)	94	78
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (g)	629	602
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (g)	1,007	995
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (g)	16,546	13,126
Fannie Mae Pool #BX2841 4.00% 10/1/2052 (g)	15	14
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (g)	10,696	10,257
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (g)	839	806
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (g)	450	444
Fannie Mae Pool #BX0463 4.00% 11/1/2052 (g)	982	915
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (g)	936	873
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (g)	9,896	9,490
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (g)	2,995	2,873
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (g)	887	738
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (g)	2,361	2,369
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (g)	22	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (g)	2,695	2,582
Fannie Mae Pool #BX3263 4.00% 2/1/2053 (g)	569	530
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (g)	982	985
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (g)	902	841
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (g)	2,515	2,533
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (g)	327	304
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (g)	2,143	2,108
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (g)	6,967	6,492
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (g)	10,714	10,537

American Funds Insurance Series 96

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (g)	USD765	$ 756
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (g)	963	964
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (g)	170	171
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (g)	239	248
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (g)	285	247
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (g)	25,639	25,196
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (g)	613	614
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (g)	1,250	1,302
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (g)	444	461
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (g)	325	339
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (g)	11,488	9,125
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (g)	840	697
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (g)	786	653
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (g)	9,490	8,840
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (g)	13,850	13,277
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (g)	2,308	2,313
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (g)	101	101
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (g)	5,473	5,487
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (g)	20,042	20,408
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (g)	1,775	1,778
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (g)	4,871	4,960
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (g)	15,359	14,300
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (g)	14,504	13,506
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (g)	4,114	4,121
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (g)	7,362	7,497
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (g)	11,356	10,574
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (g)	273	273
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (g)	7,518	7,774
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (g)	2,197	2,283
Fannie Mae Pool #BY1343 4.00% 2/1/2054 (g)	12,395	11,537
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (g)	1,962	1,826
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (g)	636	637
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (g)	542	542
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (g)	3,263	3,330
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (g)	2,266	2,344
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (g)	11,351	11,359
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (g)	4,859	4,873
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (g)	896	912
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (g)	888	909
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (g)	9	9
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (g)	7,444	7,469
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (g)	1,120	1,121
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (g)	2,259	2,299
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (g)	1,021	1,045
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (g)	993	1,016
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (g)	860	877
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (g)	805	825
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (g)	1,009	1,048
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (g)	60	62
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (g)	6,048	6,053
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (g)	2,419	2,423
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (g)	1,495	1,497
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (g)	12,501	12,716
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (g)	1,411	1,436
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (g)	698	713
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (g)	504	514
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (g)	6,917	7,149
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (g)	4,621	4,812
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (g)	3,438	3,580
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (g)	1,573	1,638

97American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (g)	USD469	$ 488
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (g)	270	281
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (g)	454	445
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (g)	1,403	1,408
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (g)	9,453	9,617
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (g)	2,887	2,956
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (g)	1,614	1,645
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (g)	1,361	1,387
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (g)	1,183	1,210
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (g)	1,167	1,188
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (g)	954	970
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (g)	356	364
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (g)	279	285
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (g)	275	281
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (g)	1,830	1,906
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (g)	1,337	1,392
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (g)	3,829	3,841
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (g)	2,421	2,435
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (g)	2,298	2,310
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (g)	1,169	1,170
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (g)	2,955	3,023
Fannie Mae Pool #MA5494 4.00% 10/1/2054 (g)	6,658	6,197
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (g)	1,872	1,743
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (g)	20,081	19,697
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (g)	1,900	1,903
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (g)	502	502
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (g)	310	310
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (g)	24,032	23,574
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (g)	1,095	1,076
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (g)	1,450	1,452
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (g)	27,343	27,808
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (g)	3,069	3,120
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (g)	341	347
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (g)	841	783
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (g)	13,705	13,118
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (g)	1,956	1,921
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (g)	4,789	4,871
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (g)	2,808	2,855
Fannie Mae Pool #DC9721 6.50% 1/1/2055 (g)	17,221	17,806
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (g)	1,825	1,827
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (g)	22,612	22,994
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (g)	5,681	5,870
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (g)	14,938	14,298
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (g)	7,363	7,486
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (g)	25,308	23,550
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (g)	15,703	15,030
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (g)	6,045	6,148
Fannie Mae Pool #MA5675 6.50% 4/1/2055 (g)	259	268
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (g)	3,888	3,813
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (g)	10,004	10,172
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (g)	1,988	1,949
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (g)	168	168
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (g)	5,401	5,043
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (g)	9,400	9,090
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (g)	3,321	2,864
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (g)	9,297	7,394
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (g)	763	645
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (g)	3,230	2,861
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (g)	3,613	3,341
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (g)	19	20

American Funds Insurance Series 98

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (g)	USD54	$55
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (g)	26	23
Freddie Mac Pool #C91912 3.00% 2/1/2037 (g)	7,241	6,866
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (g)	183	171
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (g)	52	49
Freddie Mac Pool #G03978 5.00% 3/1/2038 (g)	327	332
Freddie Mac Pool #G04553 6.50% 9/1/2038 (g)	37	39
Freddie Mac Pool #G08347 4.50% 6/1/2039 (g)	49	49
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (g)	18,245	15,828
Freddie Mac Pool #C03518 5.00% 9/1/2040 (g)	479	486
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (g)	1,243	1,202
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (g)	901	869
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (g)	586	566
Freddie Mac Pool #760014 3.889% 8/1/2045 (g)(h)	140	139
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (g)	3,958	3,768
Freddie Mac Pool #G60344 4.00% 12/1/2045 (g)	3,780	3,607
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (g)	3,337	3,032
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (g)	191	187
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (g)	192	188
Freddie Mac Pool #760015 3.45% 1/1/2047 (g)(h)	344	335
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (g)	1,055	974
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (g)	1,837	1,740
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (g)	1,581	1,540
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (g)	755	628
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (g)	309	271
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (g)	25,275	20,177
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (g)	14,701	11,844
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (g)	1,783	1,413
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (g)	34	28
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (g)	24	20
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (g)	58	48
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (g)	26,126	21,009
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (g)	668	555
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (g)	336	296
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (g)	793	631
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (g)	8,375	7,055
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (g)	5,715	4,823
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (g)	808	671
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (g)	48	40
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (g)	5,553	4,888
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (g)	640	554
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (g)	2,955	2,453
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (g)	149	132
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (g)	3,771	2,991
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (g)	1,621	1,288
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (g)	5,655	4,750
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (g)	2,642	2,195
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (g)	1,987	1,674
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (g)	918	763
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (g)	284	250
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (g)	1,663	1,320
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (g)	1,598	1,268
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (g)	853	676
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (g)	828	658
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (g)	538	449
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (g)	822	746
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (g)	3,841	3,050
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (g)	2,909	2,311
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (g)	1,742	1,381
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (g)	1,077	854

99American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (g)	USD854	$ 677
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (g)	255	202
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (g)	56	45
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (g)	838	698
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (g)	29	24
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (g)	2,950	2,343
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (g)	1,836	1,456
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (g)	1,559	1,237
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (g)	1,064	843
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (g)	772	643
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (g)	591	492
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (g)	359	298
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (g)	111	92
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (g)	76	64
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (g)	812	676
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (g)	156	130
Freddie Mac Pool #QE2111 2.50% 5/1/2052 (g)	118	98
Freddie Mac Pool #QE3448 2.50% 5/1/2052 (g)	24	20
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (g)	29,984	26,009
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (g)	3,568	2,841
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (g)	15,027	13,020
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (g)	2,152	2,006
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (g)	29,751	25,803
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (g)	1,164	1,020
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (g)(i)	36,298	34,932
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (g)	176	169
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (g)	863	717
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (g)	100	83
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (g)	808	775
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (g)	203	195
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (g)	119	114
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (g)	1,051	1,035
Freddie Mac Pool #QF2023 4.00% 10/1/2052 (g)	29	27
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (g)	1,160	1,112
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (g)	79	76
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (g)	2,998	2,875
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (g)	5,187	5,111
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (g)	223	186
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (g)	16,126	15,466
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (g)	927	771
Freddie Mac Pool #QF7871 2.50% 2/1/2053 (g)	744	618
Freddie Mac Pool #SD8297 4.00% 2/1/2053 (g)	1,846	1,720
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (g)	16,971	15,796
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (g)	1,188	1,174
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (g)	11,519	10,734
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (g)	81	77
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (g)	10,350	10,171
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (g)	3,365	3,132
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (g)	3,633	3,570
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (g)	2,741	2,747
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (g)	589	613
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (g)	511	532
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (g)	494	516
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (g)	480	502
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (g)	338	354
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (g)	258	269
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (g)	163	169
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (g)	142	151
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (g)	863	719
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (g)	9,181	8,549

American Funds Insurance Series 100

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (g)	USD28	$28
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (g)	8,411	8,433
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (g)	693	712
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (g)	388	362
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (g)	26,525	26,569
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (g)	849	705
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (g)	102	85
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (g)	4,872	4,961
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (g)	1,962	1,826
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (g)	127,362	125,162
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (g)	23,225	23,285
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (g)	728	756
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (g)	587	608
Freddie Mac Pool #SD8397 6.50% 1/1/2054 (g)	455	470
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (g)	295	306
Freddie Mac Pool #QI0231 5.00% 2/1/2054 (g)	40	39
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (g)	438	438
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (g)	13,204	13,438
Freddie Mac Pool #RJ1871 4.00% 3/1/2054 (g)	302	281
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (g)	11,702	11,711
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (g)	120	125
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (g)	673	627
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (g)	1,590	1,602
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (g)	1,160	1,163
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (g)	402	410
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (g)	15,641	15,754
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (g)	7,744	7,755
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (g)	2,939	2,943
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (g)	511	524
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (g)	440	442
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (g)	1,650	1,689
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (g)	1,166	1,195
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (g)	1,774	1,837
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (g)	508	531
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (g)	1,956	1,920
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (g)	1,021	1,022
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (g)	751	752
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (g)	632	632
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (g)	6,950	7,070
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (g)	3,099	3,177
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (g)	712	725
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (g)	209	213
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (g)	5,999	6,201
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (g)	5,428	5,620
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (g)	2,113	2,200
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (g)	377	371
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (g)	268	263
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (g)	240	235
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (g)	6,211	6,230
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (g)	3,978	3,992
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (g)	3,559	3,566
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (g)	1,171	1,179
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (g)	652	656
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (g)	5,281	5,371
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (g)	2,900	2,976
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (g)	2,862	2,916
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (g)	1,821	1,863
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (g)	967	985
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (g)	1,766	1,839
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (g)	1,464	1,524

101American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (g)	USD875	$ 907
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (g)	3,633	3,645
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (g)	3,093	3,120
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (g)	2,393	2,401
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (g)	2,384	2,385
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (g)	1,536	1,546
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (g)	1,383	1,386
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (g)	1,180	1,181
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (g)	6,273	6,392
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (g)	3,411	3,490
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (g)	3,220	3,305
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (g)	2,991	3,070
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (g)	1,833	1,867
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (g)	829	843
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (g)	7,787	8,048
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (g)	1,177	1,221
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (g)	597	622
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (g)	383	397
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (g)	265	276
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (g)	141	146
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (g)	1,589	1,590
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (g)	419	433
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (g)	2,355	2,256
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (g)	134	128
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (g)	5,821	5,710
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (g)	6,584	6,589
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (g)	5,900	5,915
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (g)	41,540	39,760
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (g)	6,398	6,282
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (g)	3,747	3,677
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (g)	936	920
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (g)	309	304
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (g)	3,278	3,280
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (g)	1,307	1,309
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (g)	293	293
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (g)	4,392	4,394
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (g)	1,917	1,949
Freddie Mac Pool #SD8486 6.50% 1/1/2055 (g)	100	103
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (g)	3,172	2,951
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (g)	3,997	3,827
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (g)	2,987	2,929
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (g)	182	182
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (g)	2,934	2,983
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (g)	1,074	1,074
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (g)	390	396
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (g)	1,785	1,845
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (g)	1,687	1,655
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (g)	5,518	5,611
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (g)	5,359	5,449
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (g)	4,855	5,017
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (g)	1,640	1,694
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (g)	3,572	3,504
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (g)	61	61
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (g)	1,422	1,445
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (g)	765	778
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (g)	704	716
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (g)	42	39
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (g)	2,098	2,057
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (g)	386	386
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (g)	26,271	26,711

American Funds Insurance Series 102

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series T041, Class 3A, 4.45% 7/25/2032 (g)(h)	USD148	$136
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (g)	10,192	10,655
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (g)(h)	2,047	1,923
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (g)(h)	884	840
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (g)	4,060	3,793
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (g)(h)	3,930	3,686
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (g)(h)	765	690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (g)	639	574
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (g)	1,240	1,196
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (g)	1,628	1,460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (g)	6,893	6,591
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (g)	4,032	3,739
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (g)	1,606	1,562
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (g)	3,146	3,050
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (g)	2,455	2,374
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (g)	1,955	1,857
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (g)	411	384
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (g)	256	250
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (g)	152	148
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (g)	6,651	5,424
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (g)	66,491	54,207
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (g)	1,322	1,289
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (g)	364	355
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (g)	138	118
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (g)	19,601	16,674
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (g)	4,775	4,062
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (g)	17,975	15,920
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (g)	772	656
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (g)	13,647	12,084
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (g)	128	117
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (g)	824	703
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (g)	628	573
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (g)	9,635	9,027
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (g)	30,121	27,525
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (g)	2,178	1,852
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (g)	1,859	1,594
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (g)	2,934	2,822
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (g)	24,822	23,853
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (g)	5,140	4,787
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (g)	2,023	1,479
Uniform Mortgage-Backed Security 2.00% 7/1/2055 (g)(j)	27,010	21,388
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (g)(j)	184,341	152,871
Uniform Mortgage-Backed Security 3.00% 7/1/2055 (g)(j)	329	285
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (g)(j)	16,339	14,712
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (g)(j)	5,029	4,677
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (g)(j)	33	32
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (g)(j)	2,036	2,036
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (g)(j)	81,295	82,618
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (g)(j)	1,024	811
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (g)(j)	7,719	6,679
Uniform Mortgage-Backed Security 3.50% 8/1/2055 (g)(j)	133,584	120,248
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (g)(j)	10,641	9,894
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (g)(j)	107,699	111,049
		2,613,173

Commercial mortgage-backed securities 0.84%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (g)	1,400	1,356
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (g)	645	655

103American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (g)	USD5,368	$ 5,662
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (g)(h)	857	918
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (g)	4,615	4,782
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (g)	1,380	1,441
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (g)(h)	4,062	4,265
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (g)(h)	1,914	2,001
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058 (g)(h)	2,753	2,882
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (g)	2,909	2,621
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (g)(h)	490	484
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (g)	3,006	3,108
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (g)(h)	1,792	1,912
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (g)	1,828	1,892
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (g)	1,000	981
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (g)	2,960	2,624
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (g)(h)	750	745
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (g)	2,112	2,186
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (g)(h)	590	614
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (g)	618	633
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (g)(h)	1,750	1,760
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (g)	1,117	1,167
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (g)(h)	6,990	7,260
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (g)(h)	1,450	1,506
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (g)	3,334	3,484
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 4/15/2029 (d)(g)(h)	4,665	4,681
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.015% 9/15/2034 (d)(g)(h)	5,608	5,592
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(g)(h)	4,365	4,352
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.325% 10/15/2036 (d)(g)(h)	7,968	7,963
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (d)(g)(h)	5,348	5,344
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (d)(g)(h)	3,970	3,970
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038 (d)(g)(h)	1,070	1,070
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038 (d)(g)(h)	965	965
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (d)(g)(h)	4,504	4,504
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (d)(g)(h)	6,334	6,333
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (d)(g)(h)	7,668	7,708
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (d)(g)(h)	11,410	11,575
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203%
7/15/2041 (d)(g)(h)	1,153	1,156
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.652%
7/15/2041 (d)(g)(h)	1,414	1,419
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (d)(g)(h)	5,162	5,151
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(g)(h)	3,606	3,727
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (d)(g)	3,677	3,839
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506%
7/15/2038 (d)(g)(h)	1,350	1,351
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806%
7/15/2038 (d)(g)(h)	1,105	1,106
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126%
7/15/2038 (d)(g)(h)	1,154	1,155
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%)
5.762% 12/15/2029 (d)(g)(h)	2,748	2,752
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (d)(g)	3,795	3,338
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003%
5/15/2041 (d)(g)(h)	8,302	8,335
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038 (d)(g)(h)	1,214	1,211
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (g)	2,489	2,246
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705%
3/15/2042 (d)(g)(h)	2,059	2,063
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(g)(h)	5,246	5,393
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(g)(h)	10,151	10,475
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (d)(g)	1,522	1,388

American Funds Insurance Series 104

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (d)(g)	USD578	$516
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565%
1/5/2039 (d)(g)(h)	100	85
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR +
1.593%) 5.905% 11/15/2039 (d)(g)(h)	1,960	1,964
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (d)(g)	13,772	13,031
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR +
0.915%) 5.227% 4/15/2038 (d)(g)(h)	487	488
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.792% 4/15/2055 (g)(h)	370	345
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%)
6.705% 5/25/2055 (d)(g)(h)	577	579
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%)
5.703% 5/15/2039 (d)(g)(h)	3,964	3,964
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (d)(g)	2,194	1,927
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.157% 11/15/2038 (d)(g)(h)	4,033	4,032
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR +
1.00%) 5.312% 1/15/2039 (d)(g)(h)	10,709	10,674
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%)
5.755% 3/15/2042 (d)(g)(h)	9,322	9,268
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (g)(h)	1,620	1,532
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (g)	430	451
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR +
2.789%) 7.101% 11/15/2027 (d)(g)(h)	5,716	5,728
		231,685

Collateralized mortgage-backed obligations (privately originated) 0.23%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (d)(g)(k)	6,136	6,161
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (d)(g)(h)	672	607
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on
5/1/2027) (d)(g)(k)	546	550
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (d)(g)(h)	5,671	5,552
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(g)(k)	1,575	1,558
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (d)(g)(k)	2,751	2,757
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (g)	112	114
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(g)(k)	6,582	6,340
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average
USD-SOFR + 2.15%) 6.455% 9/25/2042 (d)(g)(h)	306	308
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average
USD-SOFR + 1.25%) 5.555% 5/25/2044 (d)(g)(h)	3,642	3,659
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (d)(g)	3,645	3,510
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (d)(g)(h)	6,890	6,980
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (g)	212	213
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386%
on 5/1/2028) (d)(g)(k)	2,448	2,475
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on
5/1/2029) (d)(g)(k)	680	683
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (d)(g)(k)	4,511	4,519
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (d)(g)	2,635	2,483
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (d)(g)	2,446	2,385
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%)
6.062% 10/17/2041 (d)(g)(h)	4,925	4,957
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%)
5.762% 2/17/2042 (d)(g)(h)	675	676
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (d)(g)	2,490	2,409

105American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) (continued)
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (d)(g)(k)	USD1,910	$1,923
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (d)(g)(k)	1,943	1,943
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (d)(g)(k)	1,217	1,230
		63,992

Total mortgage-backed obligations		2,908,850
Corporate bonds, notes & loans 7.30%

Financials 1.75%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,766
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%)
7.61% 11/17/2029 (b)(d)(h)(l)	5,453	5,412
AG Issuer, LLC 6.25% 3/1/2028 (d)	4,470	4,474
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (d)	1,072	1,111
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(k)	4,250	4,286
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (d)	1,940	1,906
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (d)	2,295	2,264
Ally Financial, Inc. 8.00% 11/1/2031	2,688	3,040
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (k)	4,810	4,839
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (k)	2,407	2,623
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)	5,885	6,010
American International Group, Inc. 5.125% 3/27/2033	2,937	2,988
American International Group, Inc. 5.45% 5/7/2035	530	544
AmWINS Group, Inc. 4.875% 6/30/2029 (d)	1,348	1,311
Aon North America, Inc. 5.45% 3/1/2034	600	617
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (d)	2,415	2,543
Aretec Group, Inc. 7.50% 4/1/2029 (d)	1,250	1,266
Arthur J. Gallagher & Co. 5.00% 2/15/2032	750	761
Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,444	5,450
Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,586	2,482
Athene Holding, Ltd. 6.625% 5/19/2055	770	794
Banco Santander, SA 5.147% 8/18/2025	1,400	1,401
Banco Santander, SA 5.565% 1/17/2030	6,400	6,647
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity +
1.90% on 9/25/2029) (k)	2,176	2,026
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (k)	485	455
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (k)	5,533	5,765
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (k)	1,000	872
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (k)	4,064	4,147
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (k)	1,182	1,212
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (k)	3,477	3,561
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (k)	326	332
Bank of New York Mellon Corp. 5.316% 6/6/2036 (USD-SOFR + 1.35% on 6/6/2035) (k)	3,359	3,430
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on
2/11/2030) (d)(k)	2,220	2,285
Berkshire Hathaway, Inc. 3.125% 3/15/2026	448	445
Blackstone Private Credit Fund 6.00% 11/22/2034	2,020	1,976
Block, Inc. 3.50% 6/1/2031	2,325	2,134
Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,223
Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	823
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (d)(k)	2,535	2,350
Boost Newco Borrower, LLC 7.50% 1/15/2031 (d)	1,150	1,222
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (d)(k)	8,155	8,462
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (d)(k)	3,015	3,071
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(k)	9,000	9,456
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(k)	4,295	4,426
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,256
Brown & Brown, Inc. 5.25% 6/23/2032	358	365
Brown & Brown, Inc. 5.55% 6/23/2035	7,665	7,819

American Funds Insurance Series 106

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Financials (continued)
Brown & Brown, Inc. 6.25% 6/23/2055	USD5,952	$ 6,141
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(k)	938	975
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(k)	4,764	4,928
CaixaBank, SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (d)(k)	5,200	5,223
CaixaBank, SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (d)(k)	4,887	4,939
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (k)	2,859	2,981
Chubb INA Holdings, LLC 3.35% 5/3/2026	880	873
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,623	4,712
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	346
Citibank, NA 4.914% 5/29/2030	4,825	4,919
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025) (k)	8,000	8,018
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (k)	7,250	7,303
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (k)	2,242	2,288
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (k)	4,750	4,729
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (k)	2,506	2,192
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (k)	1,299	1,335
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)	1,650	1,664
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (k)	4,213	4,360
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (k)	3,808	4,107
CME Group, Inc. 3.75% 6/15/2028	3,069	3,050
Coinbase Global, Inc. 3.375% 10/1/2028 (d)	6,514	6,112
Coinbase Global, Inc. 3.625% 10/1/2031 (d)	5,766	5,139
Cooperatieve Rabobank UA 4.375% 8/4/2025	4,032	4,030
Corebridge Financial, Inc. 3.65% 4/5/2027	914	902
Corebridge Financial, Inc. 3.85% 4/5/2029	556	545
Corebridge Financial, Inc. 3.90% 4/5/2032	315	296
Corebridge Financial, Inc. 4.35% 4/5/2042	182	153
Corebridge Financial, Inc. 4.40% 4/5/2052	438	351
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (k)	6,650	6,461
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (k)	1,109	1,128
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (k)	2,250	2,364
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)	750	800
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (k)	300	281
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025) (d)(k)	6,945	6,971
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (k)	4,540	4,565
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (k)	2,198	2,129
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (k)	4,000	3,886
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (k)	1,980	1,996
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (k)	8,513	8,540
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (k)	1,443	1,480
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (k)	2,000	1,497
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (k)	937	833
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)	873	773
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)	15,084	15,173
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (k)	809	832
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (k)	537	577
HUB International, Ltd. 7.375% 1/31/2032 (d)	690	722
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,095
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40%
on 11/21/2032) (d)(k)	4,122	4,787
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on
6/20/2053) (d)(k)	3,245	3,644
Jane Street Group, LLC 6.75% 5/1/2033 (d)	3,015	3,102
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (d)	3,010	3,121
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (k)	2,666	2,611
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)	1,066	1,076
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (k)	1,550	1,549
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (k)	3,351	3,387
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)	3,630	3,642
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (k)	4,250	4,468

107American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Financials (continued)
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (k)	USD1,262	$ 1,311
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (k)	4,718	4,735
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (k)	1,081	1,100
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (k)	2,952	3,042
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant
Maturity + 1.70% on 10/2/2026) (k)	1,222	1,190
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,712
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,112
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,251
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	650
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	579
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,929
Mastercard, Inc. 4.35% 1/15/2032	4,801	4,782
Mastercard, Inc. 4.85% 3/9/2033	2,258	2,302
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)	1,600	1,625
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025) (k)	2,450	2,450
Morgan Stanley 3.125% 7/27/2026	325	321
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (k)	463	470
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (k)	3,995	4,074
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (k)	3,097	3,186
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (k)	3,584	3,646
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (k)	1,506	1,542
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (k)	1,031	951
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (k)	3,500	3,423
MPT Finance Corp. 7.00% 2/15/2032	EUR2,075	2,508
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (d)	USD1,230	1,278
Navient Corp. 6.75% 6/15/2026	150	152
Navient Corp. 5.50% 3/15/2029	11,105	10,884
Navient Corp. 11.50% 3/15/2031	4,860	5,510
Navient Corp. 7.875% 6/15/2032	1,095	1,140
New York Life Global Funding 2.35% 7/14/2026 (d)	529	518
New York Life Global Funding 4.55% 1/28/2033 (d)	1,132	1,108
Northwestern Mutual Global Funding 1.75% 1/11/2027 (d)	2,240	2,162
Osaic Holdings, Inc. 10.75% 8/1/2027 (d)	2,420	2,427
PayPal Holdings, Inc. 2.65% 10/1/2026	593	582
PayPal Holdings, Inc. 2.30% 6/1/2030	552	502
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (d)	1,375	1,411
Planet Financial Group, LLC 10.50% 12/15/2029 (d)	540	541
PNC Bank, National Association, 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (k)	1,720	1,721
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (k)	4,180	4,310
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	388
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	364
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	546
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,163
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,642
Prudential Financial, Inc. 3.70% 3/13/2051	677	498
Rocket Mortgage, LLC 2.875% 10/15/2026 (d)	2,110	2,059
Rocket Mortgage, LLC 3.625% 3/1/2029 (d)	1,505	1,431
SLM Corp. 6.50% 1/31/2030	1,460	1,534
Starwood Property Trust, Inc. 4.375% 1/15/2027 (d)	3,580	3,549
Starwood Property Trust, Inc. 7.25% 4/1/2029 (d)	970	1,021
Starwood Property Trust, Inc. 6.50% 7/1/2030 (d)	525	543
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049
(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (d)(k)	1,000	999
Travelers Cos., Inc. 4.00% 5/30/2047	771	618
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (k)	2,000	2,003
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (k)	1,677	1,814
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (k)	506	514
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (h)(l)	2,190	2,221
U.S. Bancorp 2.375% 7/22/2026	3,584	3,520

American Funds Insurance Series 108

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Financials (continued)
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	USD3,808	$ 3,882
UBS Group AG 4.125% 9/24/2025 (d)	2,750	2,746
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028) (d)(k)(m)	800	788
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on
2/8/2029) (d)(k)	3,575	3,672
UniCredit SpA 4.625% 4/12/2027 (d)	625	625
Voyager Parent, LLC 9.25% 7/1/2032 (d)	5,950	6,194
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (k)	7,025	7,180
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (k)	400	385
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (k)	2,070	2,099
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (k)	7,225	7,637
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (k)	3,360	3,674
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (k)	390	403
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity +
1.75% on 11/15/2030) (k)	2,980	2,630
Westpac Banking Corp. 2.963% 11/16/2040	1,344	996
WEX, Inc. 6.50% 3/15/2033 (d)	1,025	1,035
		485,259

Communication services 0.86%
Alphabet, Inc. 5.25% 5/15/2055	821	809
Alphabet, Inc. 5.30% 5/15/2065	1,876	1,838
AT&T, Inc. 2.25% 2/1/2032	800	689
AT&T, Inc. 3.50% 9/15/2053	5,140	3,482
CCO Holdings, LLC 4.75% 3/1/2030 (d)	1,350	1,309
CCO Holdings, LLC 4.50% 8/15/2030 (d)	5,750	5,486
CCO Holdings, LLC 4.25% 2/1/2031 (d)	9,361	8,751
CCO Holdings, LLC 4.75% 2/1/2032 (d)	3,115	2,957
CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,699
CCO Holdings, LLC 4.50% 6/1/2033 (d)	2,085	1,907
CCO Holdings, LLC 4.25% 1/15/2034 (d)	1,135	1,011
Charter Communications Operating, LLC 4.908% 7/23/2025	116	116
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	942
Charter Communications Operating, LLC 4.80% 3/1/2050	4,823	3,862
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,662
Charter Communications Operating, LLC 3.90% 6/1/2052	8,760	6,017
Charter Communications Operating, LLC 5.25% 4/1/2053	4,965	4,221
Comcast Corp. 2.35% 1/15/2027	3,584	3,488
Comcast Corp. 4.80% 5/15/2033	2,165	2,161
Comcast Corp. 5.65% 6/1/2054	2,281	2,218
Connect Finco SARL 9.00% 9/15/2029 (d)	6,425	6,466
CSC Holdings, LLC 5.50% 4/15/2027 (d)	1,400	1,338
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (h)(l)	972	949
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (h)(l)	2,666	2,632
DIRECTV Financing, LLC 5.875% 8/15/2027 (d)	4,713	4,701
DISH Network Corp. 11.75% 11/15/2027 (d)	10,154	10,475
EchoStar Corp. 10.75% 11/30/2029	4,409	4,545
EchoStar Corp. 6.75% PIK 11/30/2030 (n)	1,964	1,793
Embarq, LLC 7.995% 6/1/2036	8,084	3,712
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (d)	6,550	6,640
Frontier Communications Holdings, LLC 5.875% 11/1/2029	5,591	5,651
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (d)	3,196	3,240
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (d)	1,100	1,151
Gray Media, Inc. 10.50% 7/15/2029 (d)	7,305	7,853
Gray Media, Inc. 4.75% 10/15/2030 (d)	1,656	1,254
Gray Media, Inc. 5.375% 11/15/2031 (d)	4,790	3,596
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (h)(l)	1,086	1,086
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (d)	8,871	9,068

109American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Communication services (continued)
Ligado Networks, LLC 17.50% PIK 11/1/2023 (d)(n)(o)	USD7,331	$ 2,529
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(l)(n)	1,540	1,540
Meta Platforms, Inc. 4.75% 8/15/2034	3,584	3,602
Meta Platforms, Inc. 5.40% 8/15/2054	3,584	3,498
Nexstar Media, Inc. 5.625% 7/15/2027 (d)	1,875	1,872
Nexstar Media, Inc. 4.75% 11/1/2028 (d)	2,950	2,875
SBA Tower Trust 1.631% 11/15/2026 (d)	7,802	7,488
Sinclair Television Group, Inc. 8.125% 2/15/2033 (d)	1,375	1,390
Sirius XM Radio, LLC 4.00% 7/15/2028 (d)	6,650	6,392
Sirius XM Radio, LLC 4.125% 7/1/2030 (d)	7,282	6,719
Sirius XM Radio, LLC 3.875% 9/1/2031 (d)	7,547	6,713
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,071
T-Mobile USA, Inc. 1.50% 2/15/2026	500	490
T-Mobile USA, Inc. 2.05% 2/15/2028	325	307
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,951
T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	4,054
T-Mobile USA, Inc. 5.125% 5/15/2032	3,623	3,696
T-Mobile USA, Inc. 5.30% 5/15/2035	4,665	4,725
Univision Communications, Inc. 6.625% 6/1/2027 (d)	6,300	6,289
Univision Communications, Inc. 8.00% 8/15/2028 (d)	300	305
Univision Communications, Inc. 4.50% 5/1/2029 (d)	6,234	5,674
Univision Communications, Inc. 7.375% 6/30/2030 (d)	1,216	1,196
Verizon Communications, Inc. 2.55% 3/21/2031	410	368
Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,539
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,974
Verizon Communications, Inc. 5.25% 4/2/2035	6,205	6,259
Verizon Communications, Inc. 2.875% 11/20/2050	601	375
Verizon Communications, Inc. 2.987% 10/30/2056	1,537	926
Vodafone Group PLC 4.25% 9/17/2050	3,898	3,041
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	950
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	4,748	3,335
X Corp., Term Loan B3, 9.50% 10/26/2029 (l)	2,675	2,604
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (h)(l)	2,776	2,716
		238,238

Health care 0.78%
1261229 B.C., Ltd. 10.00% 4/15/2032 (d)	1,840	1,857
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,123
AbbVie, Inc. 5.40% 3/15/2054	7,250	7,055
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,264
AdaptHealth, LLC 6.125% 8/1/2028 (d)	645	647
AdaptHealth, LLC 4.625% 8/1/2029 (d)	1,990	1,877
AdaptHealth, LLC 5.125% 3/1/2030 (d)	1,010	961
Amgen, Inc. 5.25% 3/2/2030	1,244	1,282
Amgen, Inc. 5.25% 3/2/2033	2,990	3,063
Amgen, Inc. 5.60% 3/2/2043	1,500	1,489
Amgen, Inc. 5.65% 3/2/2053	2,750	2,687
Amgen, Inc. 4.40% 2/22/2062	1,697	1,326
Amgen, Inc. 5.75% 3/2/2063	858	835
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,573
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,704
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	595
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,244
AstraZeneca PLC 3.375% 11/16/2025	1,022	1,018
Bausch Health Cos., Inc. 4.875% 6/1/2028 (d)	1,025	865
Bausch Health Cos., Inc. 11.00% 9/30/2028 (d)	1,525	1,511
Baxter International, Inc. 1.915% 2/1/2027	4,739	4,564
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,961

American Funds Insurance Series 110

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Health care (continued)
Bayer US Finance, LLC 6.125% 11/21/2026 (d)	USD5,419	$ 5,509
Bayer US Finance, LLC 6.25% 1/21/2029 (d)	3,092	3,248
Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,865
Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	845
Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,478
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (d)	1,750	1,685
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (d)	285	302
CVS Health Corp. 5.00% 1/30/2029	3,831	3,890
CVS Health Corp. 5.40% 6/1/2029	4,144	4,266
CVS Health Corp. 5.55% 6/1/2031	3,039	3,158
CVS Health Corp. 5.70% 6/1/2034	4,053	4,175
DaVita, Inc. 3.75% 2/15/2031 (d)	2,865	2,608
DaVita, Inc. 6.875% 9/1/2032 (d)	810	840
DaVita, Inc. 6.75% 7/15/2033 (d)	1,600	1,653
Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,417
Elevance Health, Inc. 5.20% 2/15/2035	610	617
Elevance Health, Inc. 5.125% 2/15/2053	308	275
Eli Lilly and Co. 5.10% 2/12/2035	8,075	8,280
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (d)	2,200	2,332
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (h)(l)	2,556	2,557
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,545
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,734
Gilead Sciences, Inc. 5.10% 6/15/2035	500	507
Grifols SA 3.875% 10/15/2028	EUR800	904
Grifols SA 7.50% 5/1/2030	400	494
HCA, Inc. 3.375% 3/15/2029	USD720	692
HCA, Inc. 3.625% 3/15/2032	896	827
HCA, Inc. 4.375% 3/15/2042	1,344	1,125
HCA, Inc. 4.625% 3/15/2052	1,299	1,045
Humana, Inc. 5.375% 4/15/2031	3,194	3,268
Humana, Inc. 5.55% 5/1/2035	6,289	6,327
Humana, Inc. 5.75% 4/15/2054	1,359	1,267
Humana, Inc. 6.00% 5/1/2055	230	222
Insulet Corp. 6.50% 4/1/2033 (d)	885	923
Medline Borrower, LP 6.25% 4/1/2029 (d)	2,050	2,109
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,994
Molina Healthcare, Inc. 4.375% 6/15/2028 (d)	545	533
Molina Healthcare, Inc. 3.875% 11/15/2030 (d)	2,899	2,698
Molina Healthcare, Inc. 3.875% 5/15/2032 (d)	5,110	4,655
Molina Healthcare, Inc. 6.25% 1/15/2033 (d)	1,900	1,935
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,212
Novartis Capital Corp. 2.00% 2/14/2027	570	554
Owens & Minor, Inc. 4.50% 3/31/2029 (d)	5,360	4,809
Owens & Minor, Inc. 6.625% 4/1/2030 (d)	2,300	2,163
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	945
Radiology Partners, Inc. 8.50% 7/15/2032 (d)	2,445	2,454
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591%
Cash 1/31/2029 (h)(l)(n)	3,369	3,362
Roche Holdings, Inc. 4.203% 9/9/2029 (d)	3,450	3,458
Roche Holdings, Inc. 4.592% 9/9/2034 (d)	2,244	2,222
Summa Health 3.511% 11/15/2051	1,483	1,223
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	8,992
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,983	1,994
Tenet Healthcare Corp. 4.625% 6/15/2028	645	637
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,917
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,259
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	12,073
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,267
UnitedHealth Group, Inc. 4.95% 1/15/2032	5,863	5,940
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,689

111American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Health care (continued)
UnitedHealth Group, Inc. 5.30% 6/15/2035	USD4,818	$ 4,912
UnitedHealth Group, Inc. 5.625% 7/15/2054	2,900	2,815
UnitedHealth Group, Inc. 5.95% 6/15/2055	3,754	3,815
Viatris, Inc. 4.00% 6/22/2050	3,161	2,107

		214,124

Energy 0.70%
Antero Midstream Partners, LP 5.375% 6/15/2029 (d)	2,390	2,374
Antero Midstream Partners, LP 6.625% 2/1/2032 (d)	175	181
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (d)	1,270	1,273
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (d)	510	519
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (d)	430	437
Borr IHC, Ltd. 10.00% 11/15/2028 (d)	3,087	2,822
Borr IHC, Ltd. 10.375% 11/15/2030 (d)	1,298	1,149
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	861	860
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,397	1,196
Chevron USA, Inc. 4.687% 4/15/2030	8,472	8,644
Chord Energy Corp. 6.75% 3/15/2033 (d)	1,325	1,354
CITGO Petroleum Corp. 8.375% 1/15/2029 (d)	2,075	2,164
Civitas Resources, Inc. 5.00% 10/15/2026 (d)	480	474
Civitas Resources, Inc. 8.375% 7/1/2028 (d)	2,780	2,850
Civitas Resources, Inc. 8.625% 11/1/2030 (d)	525	533
Civitas Resources, Inc. 8.75% 7/1/2031 (d)	735	744
CNX Midstream Partners, LP 4.75% 4/15/2030 (d)	1,055	999
CNX Resources Corp. 6.00% 1/15/2029 (d)	2,675	2,687
CNX Resources Corp. 7.375% 1/15/2031 (d)	553	577
CNX Resources Corp. 7.25% 3/1/2032 (d)	1,180	1,223
ConocoPhillips Co. 5.50% 1/15/2055	3,823	3,631
Constellation Oil Services Holding SA 9.375% 11/7/2029 (d)	2,320	2,363
Crescent Energy Finance, LLC 7.625% 4/1/2032 (d)	1,510	1,476
Crescent Energy Finance, LLC 7.375% 1/15/2033 (d)	1,210	1,158
Devon Energy Corp. 5.20% 9/15/2034	2,157	2,096
Devon Energy Corp. 5.75% 9/15/2054	7,806	7,034
Diamondback Energy, Inc. 5.55% 4/1/2035	3,000	3,034
Diamondback Energy, Inc. 5.75% 4/18/2054	5,000	4,646
Enbridge, Inc. 3.70% 7/15/2027	56	55
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (d)	395	437
Energy Transfer, LP 4.75% 1/15/2026	2,235	2,235
Eni SpA 5.75% 5/19/2035 (d)	360	368
Eni SpA 5.95% 5/15/2054 (d)	831	805
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,153	3,160
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	403
EOG Resources, Inc. 4.40% 7/15/2028	410	412
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,009
EQT Corp. 7.50% 6/1/2030 (d)	642	706
EQT Corp. 4.75% 1/15/2031 (d)	1,635	1,610
Equinor ASA 4.25% 11/23/2041	1,792	1,589
Expand Energy Corp. 5.875% 2/1/2029 (d)	790	794
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,651
Expand Energy Corp. 4.75% 2/1/2032	810	788
Expand Energy Corp. 4.875% 4/15/2032 (o)	7,225	29
Exxon Mobil Corp. 2.44% 8/16/2029	213	201
Exxon Mobil Corp. 3.452% 4/15/2051	555	394
Genesis Energy, LP 7.75% 2/1/2028	350	355
Genesis Energy, LP 8.25% 1/15/2029	670	701
Genesis Energy, LP 8.875% 4/15/2030	884	939
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,165
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	1,135	1,149

American Funds Insurance Series 112

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Energy (continued)
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	USD3,477	$3,588
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	2,003	2,077
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042 (d)	4,257	4,263
Halliburton Co. 3.80% 11/15/2025	6	6
Harvest Midstream I, LP 7.50% 9/1/2028 (d)	420	427
Harvest Midstream I, LP 7.50% 5/15/2032 (d)	190	201
Hess Midstream Operations, LP 5.875% 3/1/2028 (d)	750	762
Hess Midstream Operations, LP 5.125% 6/15/2028 (d)	1,655	1,645
Hess Midstream Operations, LP 4.25% 2/15/2030 (d)	960	924
Hess Midstream Operations, LP 5.50% 10/15/2030 (d)	400	402
Hilcorp Energy I, LP 6.00% 4/15/2030 (d)	465	452
Hilcorp Energy I, LP 6.00% 2/1/2031 (d)	540	523
Hilcorp Energy I, LP 8.375% 11/1/2033 (d)	475	493
Matador Resources Co. 6.50% 4/15/2032 (d)	1,325	1,327
MPLX, LP 4.125% 3/1/2027	448	446
Nabors Industries, Inc. 9.125% 1/31/2030 (d)	1,745	1,672
New Fortress Energy, Inc. 6.50% 9/30/2026 (d)	1,375	764
NFE Financing, LLC 12.00% 11/15/2029 (d)	20,423	9,289
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (d)	300	310
Occidental Petroleum Corp. 6.60% 3/15/2046	2,268	2,237
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	5,946
Parkland Corp. 5.875% 7/15/2027 (d)	1,550	1,552
Parkland Corp. 4.625% 5/1/2030 (d)	510	489
Permian Resources Operating, LLC 9.875% 7/15/2031 (d)	586	642
Permian Resources Operating, LLC 7.00% 1/15/2032 (d)	1,020	1,058
Permian Resources Operating, LLC 6.25% 2/1/2033 (d)	800	808
Petroleos Mexicanos 6.875% 10/16/2025	2,517	2,516
Petroleos Mexicanos 4.50% 1/23/2026	400	395
Petroleos Mexicanos 6.875% 8/4/2026	850	851
Petroleos Mexicanos 6.50% 3/13/2027	2,500	2,484
Petroleos Mexicanos 6.84% 1/23/2030	4,260	4,118
Petroleos Mexicanos 5.95% 1/28/2031	3,280	2,968
Petroleos Mexicanos 6.70% 2/16/2032	5,793	5,387
Petroleos Mexicanos 6.50% 6/2/2041	41	31
Petroleos Mexicanos 6.375% 1/23/2045	16	11
Petroleos Mexicanos 6.75% 9/21/2047	139	101
Petroleos Mexicanos 6.35% 2/12/2048	23	16
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,006
Petroleos Mexicanos 6.95% 1/28/2060	163	117
Plains All American Pipeline, LP 3.80% 9/15/2030	101	97
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (d)	2,689	2,642
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	4,040	3,797
Seadrill Finance, Ltd. 8.375% 8/1/2030 (d)	625	637
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029 (d)	1,668	1,674
Sunoco, LP 7.00% 9/15/2028 (d)	1,475	1,523
Sunoco, LP 4.50% 5/15/2029	925	899
Sunoco, LP 4.50% 4/30/2030	1,105	1,063
Sunoco, LP 6.25% 7/1/2033 (d)	530	539
Talos Production, Inc. 9.00% 2/1/2029 (d)	500	512
Talos Production, Inc. 9.375% 2/1/2031 (d)	85	87
TGS ASA 8.50% 1/15/2030 (d)	1,235	1,280
Tidewater, Inc. 9.125% 7/15/2030 (d)	445	458
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,514
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	974
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	525
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (d)	400	407
Transocean, Inc. 8.00% 2/1/2027 (d)	105	104
Transocean, Inc. 8.50% 5/15/2031 (d)	2,000	1,787
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,516
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (d)	1,030	972

113American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (d)	USD840	$778
Venture Global LNG, Inc. 8.375% 6/1/2031 (d)	3,680	3,825
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve
Rate T Note Constant Maturity + 5.44% on 9/30/2029) (d)(k)	2,000	1,946
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (d)	2,215	2,373
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (d)	2,730	2,730
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (d)	2,035	2,035
Weatherford International, Ltd. 8.625% 4/30/2030 (d)	8,996	9,278
		194,729

Consumer discretionary 0.70%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935%
3/11/2030 (b)(h)(l)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and
5.947% Cash 3/11/2030 (b)(h)(l)(n)	116	116
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	444
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	739
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	176
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (d)	2,115	2,044
Bath & Body Works, Inc. 6.875% 11/1/2035	350	363
Caesars Entertainment, Inc. 7.00% 2/15/2030 (d)	2,075	2,150
Carnival Corp. 4.00% 8/1/2028 (d)	2,375	2,326
Carnival Corp. 6.125% 2/15/2033 (d)	1,270	1,300
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (d)	6,570	6,657
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (d)	604	613
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (d)	1,350	1,260
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (d)	3,281	3,345
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (d)	8,140	8,333
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034 (d)	1,070	1,073
Fertitta Entertainment, LLC 4.625% 1/15/2029 (d)	3,580	3,431
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,188
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,393
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	6,853
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,480
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,370	4,366
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,705	10,840
General Motors Financial Co., Inc. 5.45% 9/6/2034	1,894	1,858
General Motors Financial Co., Inc. 5.90% 1/7/2035	9,342	9,397
Global Auto Holdings PLC 11.50% 8/15/2029 (d)	1,300	1,273
Great Canadian Gaming Corp. 8.75% 11/15/2029 (d)	3,525	3,453
Group 1 Automotive, Inc. 6.375% 1/15/2030 (d)	1,385	1,425
Hanesbrands, Inc. 9.00% 2/15/2031 (d)	1,625	1,722
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (d)	1,885	1,774
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (d)	3,580	3,446
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,773
Home Depot, Inc. 3.90% 12/6/2028	825	823
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,124
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,584
Home Depot, Inc. 4.50% 12/6/2048	428	367
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,883
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,767
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,615
Hyundai Capital America 1.50% 6/15/2026 (d)	762	740
Hyundai Capital America 5.45% 6/24/2026 (d)	3,905	3,937
Hyundai Capital America 4.875% 6/23/2027 (d)	1,334	1,342
Hyundai Capital America 5.275% 6/24/2027 (d)	6,273	6,355
Hyundai Capital America 2.375% 10/15/2027 (d)	2,311	2,198
Hyundai Capital America 4.90% 6/23/2028 (d)	4,992	5,029

American Funds Insurance Series 114

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)
Hyundai Capital America 2.10% 9/15/2028 (d)	USD2,756	$ 2,544
Hyundai Capital America 5.30% 1/8/2030 (d)	10,081	10,301
Hyundai Capital America 5.10% 6/24/2030 (d)	4,980	5,036
Hyundai Capital America 5.40% 1/8/2031 (d)	991	1,013
International Game Technology PLC 5.25% 1/15/2029 (d)	2,445	2,425
KB Home 7.25% 7/15/2030	1,295	1,341
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (d)	440	428
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (d)	1,025	1,091
Lithia Motors, Inc. 3.875% 6/1/2029 (d)	2,900	2,768
Lithia Motors, Inc. 4.375% 1/15/2031 (d)	1,025	975
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,229
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,129
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (d)	528	507
McDonald’s Corp. 4.60% 9/9/2032	642	643
McDonald’s Corp. 4.95% 3/3/2035	4,392	4,391
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (d)	1,710	1,675
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025 (d)	1,344	1,348
Newell Brands, Inc. 8.50% 6/1/2028 (d)	715	753
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,835
Newell Brands, Inc. 6.375% 5/15/2030	535	522
Newell Brands, Inc. 6.625% 5/15/2032	385	368
Newell Brands, Inc. 6.875% 4/1/2036	1,025	984
Newell Brands, Inc. 7.00% 4/1/2046	475	407
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (d)	320	305
Nissan Motor Co., Ltd. 3.522% 9/17/2025 (d)	200	199
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (b)(d)(n)(o)	1,355	135
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807%
3/3/2028 (h)(l)	875	809
RHP Hotel Properties, LP 6.50% 6/15/2033 (d)	575	592
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (d)	910	916
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (d)	1,030	1,051
Sally Holdings, LLC 6.75% 3/1/2032	920	945
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,786
Sonic Automotive, Inc. 4.625% 11/15/2029 (d)	3,645	3,539
Sonic Automotive, Inc. 4.875% 11/15/2031 (d)	2,215	2,107
Toyota Motor Credit Corp. 0.80% 1/9/2026	384	377
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,165
Travel + Leisure Co. 4.50% 12/1/2029 (d)	2,100	2,031
Universal Entertainment Corp. 9.875% 8/1/2029 (d)	600	587
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025 (d)	3,446	3,444
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (h)(l)	2,115	2,096
		193,299

Information technology 0.56%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,691
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,335
Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,314
Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,700
Broadcom, Inc. 3.137% 11/15/2035 (d)	600	506
Cisco Systems, Inc. 4.95% 2/26/2031	313	322
Cisco Systems, Inc. 5.05% 2/26/2034	12	12
Cisco Systems, Inc. 5.10% 2/24/2035	9,674	9,906
Cloud Software Group, Inc. 6.50% 3/31/2029 (d)	4,125	4,166
Cloud Software Group, Inc. 9.00% 9/30/2029 (d)	3,750	3,891
Cloud Software Group, Inc. 8.25% 6/30/2032 (d)	2,975	3,169
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796%
3/29/2029 (h)(l)	3,816	3,823
CommScope Technologies, LLC 5.00% 3/15/2027 (d)	5,703	5,560

115American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Information technology (continued)
CommScope, LLC 8.25% 3/1/2027 (d)	USD1,527	$ 1,522
CommScope, LLC 7.125% 7/1/2028 (d)	1,973	1,941
CommScope, LLC 9.50% 12/15/2031 (d)	400	419
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (h)(l)	485	492
CoreWeave, Inc. 9.25% 6/1/2030 (d)	1,525	1,560
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (d)	7,575	8,055
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (h)(l)	225	230
Fair Isaac Corp. 4.00% 6/15/2028 (d)	1,050	1,023
Fair Isaac Corp. 6.00% 5/15/2033 (d)	3,925	3,971
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)	2,614	2,633
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)	54	55
Gen Digital, Inc. 6.25% 4/1/2033 (d)	1,375	1,415
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	11,556
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	6,579
ION Trading Technologies SARL 9.50% 5/30/2029 (d)	560	578
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (h)(l)	1,746	1,755
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (h)(l)	900	903
Microchip Technology, Inc. 5.05% 3/15/2029	3,000	3,049
Microchip Technology, Inc. 5.05% 2/15/2030	6,361	6,455
NCR Atleos Corp. 9.50% 4/1/2029 (d)	4,144	4,542
Open Text Holdings, Inc. 4.125% 12/1/2031 (d)	400	369
Oracle Corp. 5.25% 2/3/2032	4,750	4,874
Oracle Corp. 5.50% 8/3/2035	6,232	6,373
Shift4 Payments, LLC, 6.75% 8/15/2032 (d)	2,400	2,494
Synopsys, Inc. 5.15% 4/1/2035	6,898	6,956
Synopsys, Inc. 5.70% 4/1/2055	5,521	5,493
Texas Instruments, Inc. 4.60% 2/8/2029	2,222	2,261
Texas Instruments, Inc. 4.85% 2/8/2034	1,203	1,223
UKG, Inc. 6.875% 2/1/2031 (d)	950	986
Unisys Corp. 10.625% 1/15/2031 (d)	1,228	1,266
Viasat, Inc. 5.625% 4/15/2027 (d)	6,733	6,711
Viasat, Inc. 6.50% 7/15/2028 (d)	1,900	1,797
Viasat, Inc. 7.50% 5/30/2031 (d)	6,626	5,746
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (e)(k)(n)	1,014	1,026
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (e)(k)(n)	336	340
X.Ai Corp. 12.50% 6/30/2030	2,485	2,485
Xerox Holdings Corp. 5.50% 8/15/2028 (d)	600	459
Xerox Holdings Corp. 8.875% 11/30/2029 (d)	779	589
		153,576

Industrials 0.51%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (d)	335	334
Albion Financing 1 SARL 7.00% 5/21/2030 (d)	6,000	6,138
Ambipar Lux SARL 10.875% 2/5/2033 (d)	601	569
Axon Enterprise, Inc. 6.125% 3/15/2030 (d)	5,175	5,335
Axon Enterprise, Inc. 6.25% 3/15/2033 (d)	5,835	6,023
BAE Systems PLC 5.125% 3/26/2029 (d)	3,403	3,489
BAE Systems PLC 5.25% 3/26/2031 (d)	2,663	2,754
BAE Systems PLC 5.30% 3/26/2034 (d)	2,772	2,835
BAE Systems PLC 5.50% 3/26/2054 (d)	599	592
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (d)(n)	2,125	2,208
Boeing Co. (The) 3.10% 5/1/2026	251	248
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,940
Boeing Co. (The) 5.15% 5/1/2030	945	963
Boeing Co. (The) 3.625% 2/1/2031	178	168
Boeing Co. (The) 6.388% 5/1/2031	227	244
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,205
Boeing Co. (The) 6.528% 5/1/2034	5,453	5,928

American Funds Insurance Series 116
Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials (continued)
Boeing Co. (The) 5.805% 5/1/2050	USD3,605	$ 3,461
Boeing Co. (The) 6.858% 5/1/2054	2,361	2,587
Boeing Co. (The) 7.008% 5/1/2064	1,301	1,430
Brink’s Co. (The) 4.625% 10/15/2027 (d)	2,385	2,372
Brink’s Co. (The) 6.50% 6/15/2029 (d)	485	500
Brink’s Co. (The) 6.75% 6/15/2032 (d)	850	886
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,337
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,744
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	152
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	430
Chart Industries, Inc. 7.50% 1/1/2030 (d)	1,347	1,412
CSX Corp. 4.25% 3/15/2029	1,062	1,063
CSX Corp. 5.05% 6/15/2035	6,111	6,149
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (d)	1,540	1,533
Herc Holdings, Inc. 7.00% 6/15/2030 (d)	1,510	1,578
Herc Holdings, Inc. 7.25% 6/15/2033 (d)	505	529
Icahn Enterprises, LP 5.25% 5/15/2027	2,535	2,458
Icahn Enterprises, LP 4.375% 2/1/2029	2,500	2,104
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,171
LATAM Airlines Group SA 7.625% 1/7/2031 (d)	4,250	4,277
Lockheed Martin Corp. 5.10% 11/15/2027	852	874
Lockheed Martin Corp. 4.45% 5/15/2028	2,604	2,635
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,673
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,483
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,857
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,808
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,954
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,061
OneSky Flight, LLC 8.875% 12/15/2029 (d)	1,125	1,172
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,852
Paychex, Inc. 5.60% 4/15/2035	427	442
QXO Building Products, Inc. 6.75% 4/30/2032 (d)	1,455	1,503
Reworld Holding Corp. 4.875% 12/1/2029 (d)	1,035	985
RTX Corp. 5.15% 2/27/2033	2,669	2,729
RTX Corp. 5.375% 2/27/2053	3,950	3,784
Sabre GLBL, Inc. 11.125% 7/15/2030 (d)	2,225	2,330
Siemens Funding BV 5.80% 5/28/2055 (d)	6,288	6,496
Siemens Funding BV 5.90% 5/28/2065 (d)	5,581	5,782
Texas Combined Tirz I, LLC 0% 12/7/2062 (b)(d)	400	400
TransDigm, Inc. 6.625% 3/1/2032 (d)	1,485	1,539
Triumph Group, Inc. 9.00% 3/15/2028 (d)	1,310	1,370
Union Pacific Corp. 2.40% 2/5/2030	2,163	1,996
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,915
Union Pacific Corp. 2.95% 3/10/2052	1,000	639
Union Pacific Corp. 5.60% 12/1/2054	2,487	2,476
Union Pacific Corp. 3.839% 3/20/2060	546	393
Union Pacific Corp. 3.799% 4/6/2071	545	374

		140,668

Real estate 0.39%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	282	280
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,081
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,606
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,094
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	2,936
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	308
American Tower Corp. 1.45% 9/15/2026	2,369	2,289
American Tower Corp. 3.55% 7/15/2027	1,277	1,259

117American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate (continued)
American Tower Corp. 3.60% 1/15/2028	USD896	$880
American Tower Corp. 1.50% 1/31/2028	2,240	2,087
American Tower Corp. 2.30% 9/15/2031	1,344	1,167
American Tower Corp. 2.95% 1/15/2051	1,792	1,136
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (d)	3,040	2,670
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (d)	1,975	1,847
Boston Properties, LP 6.50% 1/15/2034	2,223	2,381
Boston Properties, LP 5.75% 1/15/2035	3,143	3,165
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (h)(l)	945	945
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,054
Fideicomiso Fibra Uno 7.70% 1/23/2032 (d)	1,185	1,236
Host Hotels & Resorts, LP 4.50% 2/1/2026	318	317
Howard Hughes Corp. (The) 5.375% 8/1/2028 (d)	1,705	1,693
Howard Hughes Corp. (The) 4.125% 2/1/2029 (d)	2,855	2,721
Howard Hughes Corp. (The) 4.375% 2/1/2031 (d)	3,900	3,602
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,833
Iron Mountain, Inc. 5.25% 7/15/2030 (d)	3,785	3,736
Iron Mountain, Inc. 4.50% 2/15/2031 (d)	2,650	2,527
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,884	1,897
MPT Operating Partnership, LP 5.00% 10/15/2027	12,137	11,221
MPT Operating Partnership, LP 4.625% 8/1/2029	630	497
MPT Operating Partnership, LP 8.50% 2/15/2032 (d)	3,968	4,156
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (d)	2,280	2,210
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (d)	1,000	1,029
Prologis, LP 4.875% 6/15/2028	1,357	1,385
Prologis, LP 4.75% 6/15/2033	2,359	2,354
Prologis, LP 5.00% 3/15/2034	1,850	1,856
Prologis, LP 5.00% 1/31/2035	1,033	1,033
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,096
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,692
Public Storage Operating Co. 2.30% 5/1/2031	644	573
Scentre Group Trust 1 3.25% 10/28/2025 (d)	896	892
Scentre Group Trust 1 3.75% 3/23/2027 (d)	2,178	2,153
Service Properties Trust 5.25% 2/15/2026	510	508
Service Properties Trust 4.75% 10/1/2026	1,635	1,613
Service Properties Trust 4.95% 2/15/2027	1,540	1,521
Service Properties Trust 5.50% 12/15/2027	655	649
Service Properties Trust 3.95% 1/15/2028	1,815	1,678
Service Properties Trust 8.375% 6/15/2029	4,228	4,401
Service Properties Trust 4.95% 10/1/2029	2,715	2,372
Service Properties Trust 4.375% 2/15/2030	705	593
Service Properties Trust 8.625% 11/15/2031 (d)	6,775	7,278
Service Properties Trust 8.875% 6/15/2032	3,803	3,914
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,548
Sun Communities Operating, LP 2.70% 7/15/2031	785	696
UDR, Inc. 2.95% 9/1/2026	681	670

		108,335

Consumer staples 0.38%
7-Eleven, Inc. 0.95% 2/10/2026 (d)	739	723
Albertsons Cos., Inc. 4.875% 2/15/2030 (d)	1,000	984
B&G Foods, Inc. 5.25% 9/15/2027	1,000	912
B&G Foods, Inc. 8.00% 9/15/2028 (d)	1,750	1,687
BAT Capital Corp. 6.343% 8/2/2030	1,191	1,284
BAT Capital Corp. 6.421% 8/2/2033	1,290	1,402
BAT Capital Corp. 5.625% 8/15/2035	6,074	6,183
BAT Capital Corp. 4.54% 8/15/2047	627	507
Campbell’s Co. (The) 4.75% 3/23/2035	952	915

American Funds Insurance Series 118

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples (continued)
Coca-Cola Co. 1.00% 3/15/2028	USD842	$782
Coca-Cola Co. 4.65% 8/14/2034	1,618	1,627
Constellation Brands, Inc. 3.60% 2/15/2028	625	614
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,289
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (d)	400	423
Imperial Brands Finance PLC 5.625% 7/1/2035 (d)	3,643	3,657
Imperial Brands Finance PLC 6.375% 7/1/2055 (d)	2,101	2,132
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,507
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,669
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	243
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	862
Kroger Co. 5.00% 9/15/2034	4,462	4,433
Kroger Co. 5.50% 9/15/2054	1,983	1,884
Mars, Inc. 4.80% 3/1/2030 (d)	3,408	3,454
Mars, Inc. 5.00% 3/1/2032 (d)	1,855	1,881
Mars, Inc. 5.20% 3/1/2035 (d)	385	390
Mars, Inc. 5.70% 5/1/2055 (d)	6,678	6,666
Mondelez International, Inc. 4.75% 8/28/2034	837	828
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,188
Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,135
Philip Morris International, Inc. 4.875% 2/15/2028	6,000	6,103
Philip Morris International, Inc. 4.625% 11/1/2029	6,764	6,830
Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,557
Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,288
Philip Morris International, Inc. 4.375% 4/30/2030	2,554	2,548
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,344
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,243
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,728
Philip Morris International, Inc. 4.875% 4/30/2035	1,907	1,882
Post Holdings, Inc. 4.625% 4/15/2030 (d)	2,886	2,777
Post Holdings, Inc. 6.25% 2/15/2032 (d)	3,279	3,374
Prestige Brands, Inc. 3.75% 4/1/2031 (d)	1,115	1,028
Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,960
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,595	1,562

		104,485

Utilities 0.36%
AEP Transmission Co., LLC 5.375% 6/15/2035	50	51
Calpine Corp. 3.75% 3/1/2031 (d)	1,975	1,875
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant
Maturity + 1.961% on 6/1/2035) (k)	1,375	1,382
Commonwealth Edison Co. 4.35% 11/15/2045	972	823
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,762
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,838
Consumers Energy Co. 5.05% 5/15/2035	525	529
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	577
Duke Energy Progress, LLC 3.70% 10/15/2046	457	345
Duke Energy Progress, LLC 2.50% 8/15/2050	202	117
Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
Edison International 4.125% 3/15/2028	1,225	1,183
Edison International 5.25% 11/15/2028	1,537	1,522
Edison International 5.45% 6/15/2029	917	907
Edison International 6.95% 11/15/2029	2,461	2,559
Edison International 6.25% 3/15/2030	3,740	3,800
Edison International 5.25% 3/15/2032	7,445	7,067
Electricite de France SA 6.25% 5/23/2033 (d)	1,075	1,152
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T
Note Constant Maturity + 5.411% on 6/15/2033) (d)(k)	1,475	1,667

119American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities (continued)
Emera US Finance, LP 3.55% 6/15/2026	USD287	$ 284
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity
+ 1.975% on 3/15/2035) (k)	1,000	1,018
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (d)	605	577
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (d)	1,000	1,032
Long Ridge Energy, LLC, 8.75% 2/15/2032 (d)	2,605	2,708
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (h)(l)	1,920	1,901
MidAmerican Energy Co. 5.85% 9/15/2054	875	902
Northern States Power Co. 2.60% 6/1/2051	735	444
Northern States Power Co. 5.65% 5/15/2055	175	175
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	118
Pacific Gas and Electric Co. 5.00% 6/4/2028	450	451
Pacific Gas and Electric Co. 4.65% 8/1/2028	800	796
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	201
Pacific Gas and Electric Co. 6.95% 3/15/2034	5,560	5,988
Pacific Gas and Electric Co. 5.70% 3/1/2035	13,859	13,742
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,962	5,020
Pacific Gas and Electric Co. 3.30% 8/1/2040	90	64
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,950	2,381
PacifiCorp 5.30% 2/15/2031	1,404	1,447
PacifiCorp 5.45% 2/15/2034	796	808
PacifiCorp 5.35% 12/1/2053	3,298	2,968
PacifiCorp 5.80% 1/15/2055	575	551
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	407
Saavi Energia SARL 8.875% 2/10/2035 (d)	1,495	1,562
Southern California Edison Co. 2.85% 8/1/2029	4,450	4,120
Southern California Edison Co. 5.45% 6/1/2031	2,500	2,546
Southern California Edison Co. 5.20% 6/1/2034	2,522	2,448
Southern California Edison Co. 5.75% 4/1/2035	675	689
Southern California Edison Co. 5.35% 7/15/2035	3,000	2,925
Southern California Edison Co. 3.65% 2/1/2050	234	155
Southern California Edison Co. 6.20% 9/15/2055	4,770	4,572
Talen Energy Supply, LLC 8.625% 6/1/2030 (d)	400	429
Trinidad Generation Unlimited 7.75% 6/16/2033 (d)	2,295	2,379
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,002
Xcel Energy, Inc. 2.60% 12/1/2029	1,131	1,047
Xcel Energy, Inc. 5.50% 3/15/2034	285	290
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (d)	1,150	1,229
		99,589

Materials 0.31%
Avient Corp. 7.125% 8/1/2030 (d)	855	882
Avient Corp. 6.25% 11/1/2031 (d)	170	172
Celanese US Holdings, LLC 6.415% 7/15/2027	1,996	2,068
Celanese US Holdings, LLC 7.05% 11/15/2030	2,501	2,634
Celanese US Holdings, LLC 7.20% 11/15/2033	1,618	1,719
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,424
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (d)	3,625	3,332
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (d)	1,650	1,626
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (d)	2,275	2,203
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (d)	775	664
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (d)	2,000	1,931
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (d)	2,695	2,544
Consolidated Energy Finance SA 12.00% 2/15/2031 (d)	1,480	1,453
Dow Chemical Co. (The) 5.35% 3/15/2035	2,674	2,661
Dow Chemical Co. (The) 4.80% 5/15/2049	435	358
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	716
Dow Chemical Co. (The) 5.95% 3/15/2055	4,720	4,503

American Funds Insurance Series 120

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Materials (continued)
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	USD5,370	$5,706
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (d)	950	976
FXI Holdings, Inc. 12.25% 11/15/2026 (d)	4,517	3,980
FXI Holdings, Inc. 12.25% 11/15/2026 (d)	2,181	1,931
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (d)	1,406	1,325
JH North America Holdings, Inc. 5.875% 1/31/2031 (d)	1,700	1,716
JH North America Holdings, Inc. 6.125% 7/31/2032 (d)	1,335	1,358
Linde, Inc. 1.10% 8/10/2030	2,633	2,266
LYB International Finance III, LLC 6.15% 5/15/2035	757	786
Methanex Corp. 5.125% 10/15/2027	6,305	6,288
Methanex US Operations, Inc. 6.25% 3/15/2032 (d)	330	329
Minera Mexico SA de CV, 5.625% 2/12/2032 (d)	6,734	6,856
Mineral Resources, Ltd. 9.25% 10/1/2028 (d)	945	968
Mineral Resources, Ltd. 8.50% 5/1/2030 (d)	1,525	1,519
Mosaic Co. 4.05% 11/15/2027	941	934
NOVA Chemicals Corp. 4.25% 5/15/2029 (d)	1,785	1,718
NOVA Chemicals Corp. 9.00% 2/15/2030 (d)	775	838
NOVA Chemicals Corp. 7.00% 12/1/2031 (d)	1,130	1,185
Quikrete Holdings, Inc. 6.375% 3/1/2032 (d)	555	571
Quikrete Holdings, Inc. 6.75% 3/1/2033 (d)	1,050	1,084
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,363
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	3,244	3,251
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash
1/16/2026 (b)(h)(l)(n)	766	421
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash
7/16/2026 (b)(h)(l)(n)	770	423
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(h)(l)(n)	1,267	697
Veritiv Operating Co. 10.50% 11/30/2030 (d)	640	694
Warrior Met Coal, Inc. 7.875% 12/1/2028 (d)	2,212	2,259
Westlake Corp. 4.375% 11/15/2047	448	350

		86,682

Total corporate bonds, notes & loans		2,018,984
U.S. Treasury bonds & notes 6.89%

U.S. Treasury 6.71%
U.S. Treasury 4.75% 7/31/2025	50,547	50,563
U.S. Treasury 5.00% 10/31/2025	2,167	2,172
U.S. Treasury 4.875% 11/30/2025	12,250	12,278
U.S. Treasury 0.50% 2/28/2026	42,515	41,501
U.S. Treasury 4.625% 2/28/2026	1,878	1,883
U.S. Treasury 3.625% 5/15/2026	1,071	1,067
U.S. Treasury 4.625% 6/30/2026	17,210	17,312
U.S. Treasury 4.125% 2/15/2027	1,258	1,264
U.S. Treasury 2.625% 5/31/2027	96,250	94,271
U.S. Treasury 3.875% 5/31/2027	87,803	88,007
U.S. Treasury 0.50% 6/30/2027	28,098	26,368
U.S. Treasury 3.75% 6/30/2027	130,554	130,641
U.S. Treasury 4.125% 9/30/2027	90,000	90,817
U.S. Treasury 4.00% 2/29/2028	46,200	46,549
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.50% 4/30/2028	5,600	5,569
U.S. Treasury 3.875% 6/15/2028	17,264	17,355
U.S. Treasury 4.00% 1/31/2029	8,844	8,924
U.S. Treasury 2.875% 4/30/2029	50,000	48,478
U.S. Treasury 4.25% 6/30/2029	28,885	29,425
U.S. Treasury 4.00% 3/31/2030	83,865	84,645
U.S. Treasury 0.625% 5/15/2030	9,358	8,051
U.S. Treasury 4.00% 5/31/2030	25,757	26,005

121American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)
U.S. Treasury 3.875% 6/30/2030	USD230,050	$ 230,940
U.S. Treasury 4.00% 7/31/2030	8,160	8,231
U.S. Treasury 4.875% 10/31/2030	45,491	47,751
U.S. Treasury 4.25% 6/30/2031	17,165	17,479
U.S. Treasury 2.875% 5/15/2032	50,000	46,649
U.S. Treasury 4.00% 6/30/2032	59,074	59,106
U.S. Treasury 4.125% 11/15/2032	648	652
U.S. Treasury 3.50% 2/15/2033	27,034	26,060
U.S. Treasury 3.875% 8/15/2033	114,911	113,196
U.S. Treasury 4.375% 5/15/2034	14,285	14,514
U.S. Treasury 4.25% 11/15/2034	2,075	2,082
U.S. Treasury 4.25% 5/15/2035	18,803	18,828
U.S. Treasury 1.375% 11/15/2040	51,338	32,696
U.S. Treasury 1.75% 8/15/2041	24,960	16,570
U.S. Treasury 2.00% 11/15/2041	1,058	728
U.S. Treasury 4.625% 5/15/2044	14,928	14,638
U.S. Treasury 5.00% 5/15/2045	99,575	102,275
U.S. Treasury 2.50% 2/15/2046	3,365	2,332
U.S. Treasury 3.00% 5/15/2047	8,383	6,277
U.S. Treasury 3.00% 2/15/2048	301	224
U.S. Treasury 2.25% 2/15/2052	72,025	43,985
U.S. Treasury 4.00% 11/15/2052	5,700	4,987
U.S. Treasury 3.625% 2/15/2053 (i)	121,025	98,766
U.S. Treasury 3.625% 5/15/2053	18,989	15,484
U.S. Treasury 4.25% 2/15/2054	17,191	15,688
U.S. Treasury 4.25% 8/15/2054	37,315	34,073
U.S. Treasury 4.625% 2/15/2055	49,676	48,353

		1,855,718

U.S. Treasury inflation-protected securities 0.18%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (p)	4,485	4,483
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (p)	3,767	3,755
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (p)	21,632	21,989
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (p)	22,946	21,009
		51,236

Total U.S. Treasury bonds & notes		1,906,954
Asset-backed obligations 2.05%

Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (d)(g)	5	5
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (d)(g)	10,457	10,463
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (d)(g)	2,962	2,976
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(g)	184	184
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (d)(g)	920	921
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (d)(g)	809	811
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (d)(g)	371	371
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (d)(g)	1,328	1,335
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (d)(g)	232	233
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (d)(g)	3,332	3,372
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (d)(g)	1,005	1,008
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(g)	3,914	3,961
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (d)(g)	255	255
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (d)(g)	8,500	8,479
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (d)(g)	4,100	4,083
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (d)(g)	2,715	2,706
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (d)(g)	20,244	20,015
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (d)(g)	138	137
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (d)(g)	10,410	10,114

American Funds Insurance Series 122

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (d)(g)	USD29,013	$29,616
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(g)	4,960	5,160
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722%
2/20/2036 (d)(g)(h)	7,810	7,830
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (d)(g)	116	114
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (d)(g)	2,470	2,495
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027 (g)	332	332
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (g)	688	688
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (g)	531	531
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (g)	2,186	2,192
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (g)	955	956
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (g)	1,679	1,681
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (d)(g)	892	842
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (g)	1,710	1,715
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (g)	8,604	8,698
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (g)	652	654
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (d)(g)	4,138	3,816
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (d)(g)	162	157
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(g)	4,714	4,787
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(g)	5,140	5,086
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(g)	1,707	1,580
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(g)	6,034	5,808
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027 (d)(g)	1,230	1,232
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (d)(g)	2,349	2,354
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (d)(g)	2,213	2,219
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (d)(g)	5,309	5,359
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (d)(g)	4,257	4,308
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (d)(g)	968	901
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (d)(g)	3,648	3,394
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (d)(g)	759	707
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (d)(g)	1,050	964
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (g)	1,569	1,574
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (d)(g)	904	907
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (d)(g)	1,958	1,976
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (g)	773	774
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (g)	3,457	3,494
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (d)(g)	215	198
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (d)(g)	679	682
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (d)(g)	3,048	3,061
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (d)(g)	616	615
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (d)(g)	1,484	1,490
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(g)	2,609	2,651
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(g)	926	933
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (g)	1,744	1,744
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (g)	930	932
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (g)	4,558	4,641
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (g)	3,970	4,052
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (d)(g)	4,756	4,696
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (d)(g)	5,998	6,184
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (d)(g)(h)	13,442	13,716
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (d)(g)	3,235	3,243
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (d)(g)	417	393
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (d)(g)	188	177
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (d)(g)	1,527	1,483
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(g)	6,501	6,200
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(g)	8,223	7,854
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (d)(g)	2,758	2,554
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (d)(g)	4,088	3,813
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (d)(g)	323	300
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (d)(g)	500	500
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (d)(g)	902	902

123American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (d)(g)	USD807	$ 809
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (g)	1,004	1,006
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (d)(g)	8,654	9,064
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(g)	6,768	6,817
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (g)	2,126	2,137
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026 (d)(g)	3,759	3,754
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (d)(g)	4,391	4,220
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (d)(g)	4,445	4,386
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (d)(g)	4,585	4,789
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(g)	10,307	9,917
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(g)	685	655
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(g)	429	412
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(g)	4,771	4,850
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(g)	1,616	1,624
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (d)(g)	1,250	1,257
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (g)	569	570
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (d)(g)	2,519	2,525
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (g)	3,187	3,217
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (g)	2,894	2,922
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (d)(g)	1,581	1,581
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (d)(g)	1,422	1,429
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(g)	954	957
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (d)(g)	504	508
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219%
1/20/2033 (d)(g)(h)	3,648	3,632
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)(g)	2,778	2,796
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(g)	2,788	2,511
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (d)(g)	3,576	3,233
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (d)(g)	4,877	4,565
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (d)(g)	4,921	4,604
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(g)	3,087	2,905
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (d)(g)	5,216	4,881
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(g)	23,051	21,721
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513%
7/25/2030 (d)(g)(h)	780	780
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%)
5.318% 10/15/2029 (d)(g)(h)	627	626
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%)
5.918% 10/15/2029 (d)(g)(h)	5,378	5,383
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%)
5.256% 1/15/2033 (d)(g)(h)	4,264	4,257
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(g)	1,069	1,073
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (d)(g)	5,298	5,334
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036 (g)	2,442	2,306
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (d)(g)	814	826
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.012%
9/15/2039 (d)(g)(h)	598	599
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.458%
10/15/2030 (d)(g)(h)	701	701
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027 (g)	733	733
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (g)	615	616
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (g)	5,474	5,504
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (g)	5,062	5,130
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (g)	5,394	5,411
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (d)(g)	3,077	3,085
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (d)(g)	249	250
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (d)(g)	1,265	1,276
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (d)(g)	1,598	1,599
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (d)(g)	2,864	2,883
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (d)(g)	504	505
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (d)(g)	2,966	2,980

American Funds Insurance Series 124

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%)
5.156% 1/15/2053 (d)(g)(h)	USD3,851	$ 3,823
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (d)(g)	2,741	2,557
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (d)(g)	2,485	2,404
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (d)(g)	1,918	1,881
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (d)(g)	922	884
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (d)(g)	751	719
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (d)(g)	5,253	5,234
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (d)(g)	6,201	6,195
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(g)	1,421	1,374
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (g)	2,840	2,873
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (g)	4,155	4,223
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(g)	1,194	1,126
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (d)(g)	552	516
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (d)(g)	708	651
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (d)(g)	2,047	1,911
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (d)(g)	2,096	2,096
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.306%
4/15/2034 (d)(g)(h)	3,229	3,225
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (d)(g)	5,582	5,628
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (d)(g)(h)	6,503	6,362
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (g)	4,585	4,610
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (g)	1,822	1,848
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(g)	7,627	7,095
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (d)(g)	1,368	1,250
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (d)(g)	416	416
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (d)(g)	649	651
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (d)(g)	1,151	1,170
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (g)	3,846	3,854
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (g)(k)	6,704	6,705
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (g)	9,409	9,615
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (d)(g)	8,048	8,177
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032 (d)(g)	934	959
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (d)(g)	1,928	1,930
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (d)(g)	6,044	6,044
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (d)(g)	376	377
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (d)(g)	2,142	2,150
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (d)(g)	2,504	2,518
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (d)(g)	6,520	6,537
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (d)(g)	1,973	2,001
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(g)	572	573
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (g)	7,030	7,067
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (g)	2,254	2,259
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (g)	4,623	4,649
		567,592
Bonds & notes of governments & government agencies outside the U.S. 0.13%

CPPIB Capital, Inc. 2.75% 11/2/2027 (d)	5,914	5,770
OMERS Finance Trust 3.50% 4/19/2032 (d)	3,867	3,668
OMERS Finance Trust 4.00% 4/19/2052 (d)	3,867	3,002
Panama (Republic of) 7.50% 3/1/2031	1,765	1,882
Panama (Republic of) 2.252% 9/29/2032	4,306	3,297
Peru (Republic of) 1.862% 12/1/2032	2,525	2,018
Peru (Republic of) 5.875% 8/8/2054	2,310	2,234
Peru (Republic of) 2.78% 12/1/2060	3,383	1,826
Qatar (State of) 4.00% 3/14/2029 (d)	745	740
Qatar (State of) 4.817% 3/14/2049 (d)	750	674
United Mexican States 4.75% 4/27/2032	2,305	2,195
United Mexican States 3.50% 2/12/2034	1,790	1,507
United Mexican States 6.875% 5/13/2037	2,720	2,844

125American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

United Mexican States 6.625% 1/29/2038	USD200	$203
United Mexican States 7.375% 5/13/2055	4,235	4,382
United Mexican States 3.771% 5/24/2061	1,528	906

		37,148
Municipals 0.08%

Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	4,781	4,556
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,306

		8,862

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,140	3,158

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project),
Series 2021, 4.425% 5/1/2031	4,960	4,424

Puerto Rico 0.00%
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	451	285

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,765	5,638

Total municipals		22,367

Total bonds, notes & other debt instruments (cost: $7,551,950,000)		7,461,895
Investment funds 2.79%	Shares

Capital Group Central Corporate Bond Fund (q)	91,567,012	772,826
Total Investment funds (cost: $797,018,000)		772,826
Short-term securities 4.79%

Money market investments 4.78%

Capital Group Central Cash Fund 4.35% (q)(r)	13,235,020	1,323,502

Money market investments purchased with collateral from securities on loan 0.01%

Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (r)(s)	2,117,436	2,118
Total short-term securities (cost: $1,325,460,000)		1,325,620

Total investment securities 101.82% (cost: $20,537,102,000)		28,178,616
Other assets less liabilities (1.82)%		(503,035)

Net assets 100.00%		$27,675,581

American Funds Insurance Series 126

Asset Allocation Fund (continued)

Futures contracts

										Value and
										unrealized
									appreciation
								Notional	(depreciation)
			Number of			Expiration		amount	at 6/30/2025
Contracts		Type	contracts			date		(000)		(000)

2 Year U.S. Treasury Note Futures		Long		6,165		10/3/2025		USD1,282,465		$ 5,037
5 Year U.S. Treasury Note Futures		Long		7,067		10/3/2025		770,303		8,745
10 Year U.S. Treasury Note Futures		Long		3,299		9/30/2025		369,900		7,122
10 Year Ultra U.S. Treasury Note Futures		Short		995		9/30/2025		(113,694)		(2,796)
20 Year U.S. Treasury Bond Futures		Long		841		9/30/2025		97,109		3,355
30 Year Ultra U.S. Treasury Bond Futures		Short		624		9/30/2025		(74,334)		(2,725)

										$18,738
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Centrally cleared credit default swaps on credit indices — buy protection
								Upfront		Unrealized
								premium	appreciation
						Notional	Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration			amount	6/30/2025	(received)	at 6/30/2025
index	rate paid	frequency	date			(000)	(000)	(000)		(000)

CDX.NA.IG.44	1.00%	Quarterly	6/20/2030			USD9,557	$ (211)	$ (189)		$ (22)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030			68,375	(5,132)	(4,294)		(838)

							$(5,343)	$(4,483)		$(860)
Investments in affiliates (q)

							Net	Net
			Value at					unrealized		Dividend
							realized	appreciation	Value at	or interest
			1/1/2025	Additions		Reductions	gain (loss)	(depreciation)	6/30/2025	income
			(000)		(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 2.79%
Capital Group Central Corporate Bond Fund			$1,368,034		$28,182	$634,717	$(136,730)	$148,057	$772,826	$28,182
Short-term securities 4.78%
Money market investments 4.78%
Capital Group Central Cash Fund 4.35% (r)			855,747	3,621,866		3,154,023	(32)	(56)	1,323,502	29,602

Total 7.57%							$(136,762)	$148,001	$2,096,328	$57,784

127American Funds Insurance Series

Asset Allocation Fund (continued)

Restricted securities (e)

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

Rotech Healthcare, Inc. (a)(b)	8/22/2014	$6,949	$13,864	0.05%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR
+ 7.25%) 11.428% 9/13/2029 (h)(l)	9/13/2023	2,573	2,633	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR +
7.25%) 11.428% 9/13/2029 (h)(l)	9/13/2023-6/13/2025	55	55	0.00(t)
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030
(13.875% on 6/22/2026) (k)(n)	6/23/2023-3/24/2025	992	1,026	0.00(t)
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030
(13.875% on 6/23/2026) (k)(n)	10/22/2024-3/24/2025	326	340	0.00(t)

Total		$10,895	$17,918	0.06%

(a)Security did not produce income during the last 12 months.

(b)Value determined using significant unobservable inputs.

(c)Amount less than one thousand.

(d)Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,496,397,000, which represented 5.41% of the net assets of the fund.

(e)Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $17,918,000, which represented 0.06% of the net assets of the fund.

(f)All or a portion of this security was on loan. The total value of all such securities was $2,306,000, which represented 0.01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(g)Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(h)Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)All or a portion of this security was pledged as collateral. The total value of pledged collateral was $25,924,000, which represented 0.09% of the net assets of the fund.

(j)Represents securities transacted on a TBA basis.

(k)Step bond; coupon rate may change at a later date.

(l)Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,505,000, which represented 0.15% of the net assets of the fund.

(m)Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(n)Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

(o)Scheduled interest and/or principal payment was not received.

(p)Index-linked bond whose principal amount moves with a government price index.

(q)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

(r)Rate represents the seven-day yield at 6/30/2025.

(s)Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

(t)Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts	Fncg. = Financing
Assn. = Association	GBP = British pounds
Auth. = Authority	GO = General Obligation
CAB = Capital Appreciation Bonds	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	NDR = Norwegian Depositary Receipts
CLO = Collateralized Loan Obligations	PIK = Payment In Kind
CME = CME Group	REIT = Real Estate Investment Trust
CMO = Collateralized Mortgage Obligations	Rev. = Revenue
CMS = Constant Maturity Swap	SOFR = Secured Overnight Financing Rate
DAC = Designated Activity Company	TBA = To be announced
EUR = Euros	USD = U.S. dollars
Fin. = Finance	UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series 128

American Funds Global Balanced Fund

Investment portfolio June 30, 2025		unaudited
Common stocks 61.95%		Value
	Shares	(000)

Information technology 10.64%
Broadcom, Inc.	40,394	$11,135
Microsoft Corp.	21,644	10,766
NVIDIA Corp.	47,330	7,478
Taiwan Semiconductor Manufacturing Co., Ltd.	201,000	7,294
Accenture PLC, Class A	7,800	2,331
Apple, Inc.	9,047	1,856
Microchip Technology, Inc.	22,545	1,586
ASML Holding NV	1,857	1,482
Arista Networks, Inc. (a)	5,876	601
		44,529

Financials 10.09%
B3 SA - Brasil, Bolsa, Balcao	1,852,727	4,972
Banco Bilbao Vizcaya Argentaria SA	263,394	4,051
ING Groep NV	155,027	3,401
Chubb, Ltd.	10,959	3,175
Marsh & McLennan Cos., Inc.	14,131	3,090
Standard Chartered PLC	156,968	2,601
Munchener Ruckversicherungs-Gesellschaft AG	3,868	2,509
HDFC Bank, Ltd. (ADR)	25,481	1,954
HDFC Bank, Ltd.	23,358	545
BlackRock, Inc.	1,894	1,987
JPMorgan Chase & Co.	6,668	1,933
Zurich Insurance Group AG	2,524	1,764
Morgan Stanley	10,945	1,542
BNP Paribas SA	11,060	994
Swiss Re AG	5,574	964
Mizuho Financial Group, Inc.	34,600	959
Capital One Financial Corp.	4,389	934
NatWest Group PLC	131,775	925
AIA Group, Ltd.	74,200	665
Progressive Corp.	2,416	645
Great-West Lifeco, Inc.	16,064	611
Goldman Sachs Group, Inc.	782	553
UniCredit SpA	7,995	536
3i Group PLC	9,121	516
Hannover Rück SE	1,272	400

		42,226

Industrials 8.60%
RTX Corp.	55,837	8,153
Volvo AB, Class B	92,975	2,608
General Dynamics Corp.	8,071	2,354
Airbus SE, non-registered shares	11,225	2,344
BAE Systems PLC	86,701	2,245
Uber Technologies, Inc. (a)	20,402	1,903
Daikin Industries, Ltd.	14,400	1,702
Deutsche Post AG	36,092	1,667
IHI Corp.	14,483	1,573
Carrier Global Corp.	20,453	1,497
Safran SA	4,408	1,433
nVent Electric PLC	18,043	1,322
CSX Corp.	32,703	1,067
Melrose Industries PLC	108,484	790
Rolls-Royce Holdings PLC	59,127	785
TransDigm Group, Inc.	480	730
PACCAR, Inc.	5,817	553
United Rentals, Inc.	708	533
General Electric Co.	1,980	510

129American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Industrials (continued)
Caterpillar, Inc.	1,262	$ 490
Waste Management, Inc.	2,046	468
L3Harris Technologies, Inc.	1,800	452
AtkinsRealis Group, Inc.	6,127	430
Boeing Co. (The) (a)	1,845	387
		35,996

Health care 8.15%
Eli Lilly and Co.	6,479	5,051
Sanofi	48,529	4,699
Abbott Laboratories	29,693	4,038
Vertex Pharmaceuticals, Inc. (a)	8,449	3,761
Gilead Sciences, Inc.	33,630	3,729
Novo Nordisk AS, Class B	50,903	3,533
Medtronic PLC	19,325	1,685
Stryker Corp.	3,483	1,378
Alnylam Pharmaceuticals, Inc. (a)	4,063	1,325
Molina Healthcare, Inc. (a)	3,573	1,064
AbbVie, Inc.	5,172	960
UnitedHealth Group, Inc.	2,675	834
Novartis AG	3,976	482
Takeda Pharmaceutical Co., Ltd.	14,500	446
GE HealthCare Technologies, Inc.	5,321	394
AstraZeneca PLC	2,821	392
BioMarin Pharmaceutical, Inc. (a)	5,924	326
		34,097

Communication services 5.15%
Meta Platforms, Inc., Class A	12,920	9,536
Alphabet, Inc., Class A	16,320	2,876
Alphabet, Inc., Class C	6,975	1,237
AT&T, Inc.	117,836	3,410
Netflix, Inc. (a)	917	1,228
Deutsche Telekom AG	25,673	937
Comcast Corp., Class A	23,470	838
Omnicom Group, Inc.	8,961	645
Universal Music Group NV	13,386	433
SoftBank Group Corp.	5,500	402

		21,542

Consumer discretionary 4.68%
Amazon.com, Inc. (a)	24,589	5,395
Ferrari NV	3,418	1,677
Ferrari NV (EUR denominated)	739	362
Las Vegas Sands Corp.	43,437	1,890
adidas AG	7,746	1,806
Starbucks Corp.	18,930	1,734
LVMH Moet Hennessy-Louis Vuitton SE	3,082	1,614
Compagnie Financiere Richemont SA, Class A	6,583	1,240
Midea Group Co., Ltd., Class A	119,450	1,204
Royal Caribbean Cruises, Ltd.	3,643	1,141
Sony Group Corp.	27,900	723
Viking Holdings, Ltd. (a)	8,985	479
Hasbro, Inc.	4,685	346

		19,611

American Funds Insurance Series 130

American Funds Global Balanced Fund (continued)

Common stocks (continued)		Value
	Shares	(000)

Consumer staples 4.34%
Philip Morris International, Inc.	27,539	$ 5,016
Imperial Brands PLC	109,428	4,321
British American Tobacco PLC	74,366	3,535
ITC, Ltd.	568,184	2,759
Nestle SA	9,977	991
Sysco Corp.	10,532	798
Suntory Beverage & Food, Ltd.	24,000	768

		18,188

Materials 4.18%
Freeport-McMoRan, Inc.	93,947	4,073
Vale SA, ordinary nominative shares	272,884	2,644
Vale SA (ADR), ordinary nominative shares	56,123	545
Nitto Denko Corp.	145,300	2,817
Lundin Gold, Inc.	37,546	1,982
Air Products and Chemicals, Inc.	4,709	1,328
Smurfit Westrock PLC	26,077	1,125
International Paper Co.	23,245	1,089
Rio Tinto PLC	9,962	581
Franco-Nevada Corp. (CAD denominated)	3,358	551
Air Liquide SA	2,444	504
Celanese Corp.	4,784	265

		17,504

Utilities 3.13%
E.ON SE	135,349	2,491
DTE Energy Co.	15,885	2,104
Duke Energy Corp.	14,304	1,688
Constellation Energy Corp.	5,203	1,679
SembCorp Industries, Ltd.	284,900	1,535
Dominion Energy, Inc.	23,269	1,315
Pinnacle West Capital Corp.	12,840	1,149
PG&E Corp.	80,544	1,123

		13,084

Energy 2.30%
Canadian Natural Resources, Ltd. (CAD denominated)	159,193	5,003
Shell PLC (GBP denominated)	46,723	1,638
TC Energy Corp. (CAD denominated) (b)	30,769	1,502
Chevron Corp.	7,037	1,008
Cameco Corp. (CAD denominated)	6,626	492

		9,643

Real estate 0.69%
CTP NV	96,586	2,030
Embassy Office Parks REIT	187,528	851

		2,881

Total common stocks (cost: $181,462,000)		259,301
Convertible stocks 0.62%

Financials 0.33%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	18,365	1,375

131American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Convertible stocks (continued)		Value
	Shares	(000)

Utilities 0.29%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	$1,221

Total convertible stocks (cost: $2,727,000)		2,596
Bonds, notes & other debt instruments 31.20%	Principal amount

	(000)

Bonds & notes of governments & government agencies outside the U.S. 13.98%

Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	82
Asian Development Bank 6.72% 2/8/2028	INR18,000	212
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	67
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	443
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	700	450
Austria (Republic of) 0% 2/20/2031	EUR500	512
Austria (Republic of) 2.90% 2/20/2034	120	142
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	321
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	377
Brazil (Federative Republic of) 10.00% 1/1/2031	12,103	1,956
Brazil (Federative Republic of) 10.00% 1/1/2035	5,535	841
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	226	38
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	1,633	267
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	226	36
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	154
Canada (Government) 0.25% 3/1/2026	CAD246	178
Canada (Government) 3.50% 3/1/2028	1,119	839
Canada (Government) 1.50% 12/1/2031	1,040	697
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	57
China (People’s Republic of), Series INBK, 1.65% 5/15/2035	CNY3,980	553
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	4,100	590
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	556
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	290
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	2,870	437
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	353
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	62
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	213
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	152
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,240
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
Colombia (Republic of) 3.125% 4/15/2031	USD200	165
Estonia (Republic of) 3.25% 1/17/2034	EUR160	190
European Bank for Reconstruction and Development 5.25% 1/12/2027	INR10,100	116
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	50
European Bank for Reconstruction and Development 6.75% 1/13/2032	55,400	653
European Investment Bank 0.375% 9/15/2027	EUR110	125
European Investment Bank 6.95% 3/1/2029	INR5,700	67
European Investment Bank 0.25% 1/20/2032	EUR860	870
European Investment Bank 7.40% 10/23/2033	INR19,300	237
European Investment Bank 2.875% 1/15/2035	EUR45	53
European Union 3.375% 10/4/2039	40	47
Export-Import Bank of Thailand 5.354% 5/16/2029	USD200	206
French Republic O.A.T. 0.75% 2/25/2028	EUR410	466
French Republic O.A.T. 0% 11/25/2030	1,320	1,353
French Republic O.A.T. 2.00% 11/25/2032	610	675
French Republic O.A.T. 3.25% 5/25/2045	160	175
French Republic O.A.T. 3.75% 5/25/2056	295	329
Germany (Federal Republic of) 0% 8/15/2030	3,775	3,988
Germany (Federal Republic of) 0% 2/15/2032	540	546
Germany (Federal Republic of) 1.70% 8/15/2032	674	760
Germany (Federal Republic of) 2.30% 2/15/2033	300	351
Germany (Federal Republic of) 2.50% 2/15/2035	730	853
Germany (Federal Republic of) 1.00% 5/15/2038	180	171

American Funds Insurance Series 132

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Germany (Federal Republic of) 0% 8/15/2050	EUR300	$ 167
Germany (Federal Republic of) 0% 8/15/2052	80	42
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	80
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	101
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	579
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	IDR2,030,000	136
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	2,263,000	149
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	77
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	2,543,000	160
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	63
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	260
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	186
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	191
Ireland (Republic of) 2.60% 10/18/2034	EUR100	115
Ireland (Republic of) 3.00% 10/18/2043	150	168
Italy (Republic of) 1.35% 4/1/2030	250	279
Italy (Republic of) 4.40% 5/1/2033	10	13
Italy (Republic of) 4.35% 11/1/2033	740	945
Italy (Republic of) 4.20% 3/1/2034	900	1,137
Italy (Republic of) 3.65% 8/1/2035	795	954
Italy (Republic of) 4.50% 10/1/2053	210	257
Italy (Republic of) 4.30% 10/1/2054	200	236
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	584
Japan, Series 346, 0.10% 3/20/2027	134,150	922
Japan, Series 352, 0.10% 9/20/2028	30,650	208
Japan, Series 358, 0.10% 3/20/2030	37,400	249
Japan, Series 363, 0.10% 6/20/2031	10,500	69
Japan, Series 373, 0.60% 12/20/2033	55,750	366
Japan, Series 152, 1.20% 3/20/2035	434,000	2,952
Japan, Series 173, 0.40% 6/20/2040	50,350	277
Japan, Series 176, 0.50% 3/20/2041	109,950	602
Japan, Series 179, 0.50% 12/20/2041	50,500	271
Japan, Series 42, 1.70% 3/20/2044	59,400	375
Japan, Series 192, 2.40% 3/20/2045	487,500	3,410
Japan, Series 37, 0.60% 6/20/2050	26,950	118
Japan, Series 74, 1.00% 3/20/2052	84,000	393
Japan, Series 76, 1.40% 9/20/2052	41,100	212
Japan, Series 77, 1.60% 12/20/2052	99,700	539
Japan, Series 84, 2.10% 9/20/2054	82,450	492
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	127
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,466	843
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	601	148
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	180	46
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	653	165
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	1,307	327
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	93	25
Netherlands (Kingdom of the) 5.50% 1/15/2028	EUR100	128
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	263
New South Wales Treasury Corp. 4.25% 2/20/2036	670	416
Norway (Kingdom of) 1.75% 9/6/2029	NOK735	68
Norway (Kingdom of) 3.75% 6/12/2035	2,460	243
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	98
Panama (Republic of) 7.50% 3/1/2031	USD200	213
Panama (Republic of) 6.40% 2/14/2035	200	195
Philippines (Republic of) 0.875% 5/17/2027	EUR110	126
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	105
Portugal (Republic of) 0.475% 10/18/2030	EUR50	53
Portugal (Republic of) 3.375% 6/15/2040	195	227
Province of Ontario 3.25% 7/3/2035	100	118
Quebec (Province of) 3.35% 7/23/2039	190	219
Romania 2.125% 3/7/2028	130	148

133American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	$ 162
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	258
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,830,410	1,493
Spain (Kingdom of) 0% 1/31/2027	EUR335	383
Spain (Kingdom of) 0.80% 7/30/2027	490	563
Spain (Kingdom of) 0.50% 10/31/2031	165	170
Spain (Kingdom of) 3.15% 4/30/2033	317	380
Spain (Kingdom of) 3.55% 10/31/2033	370	454
Spain (Kingdom of) 3.25% 4/30/2034	120	143
Spain (Kingdom of) 3.45% 10/31/2034	240	290
Turkey (Republic of) 7.125% 7/17/2032	USD200	200
United Kingdom 1.25% 7/22/2027	GBP410	536
United Kingdom 0.375% 10/22/2030	210	241
United Kingdom 1.00% 1/31/2032	750	848
United Kingdom 4.25% 6/7/2032	785	1,087
United Kingdom 3.25% 1/31/2033	140	180
United Kingdom 3.25% 1/22/2044	644	686
United Kingdom 1.25% 7/31/2051	413	248
United Kingdom 4.375% 7/31/2054	205	244
United Kingdom 2.50% 7/22/2065	340	259
United Mexican States 6.875% 5/13/2037	USD200	209
United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	561
United Mexican States, Series M, 8.00% 11/7/2047	5,120	227
United Mexican States, Series M, 8.00% 7/31/2053	26,580	1,166
United Mexican States, Series S, 4.00% 10/29/2054 (c)	533	25
		58,518
Corporate bonds, notes & loans 6.14%

Financials 1.59%
200 Park Funding Trust 5.74% 2/15/2055 (d)	USD100	99
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (e)	EUR330	360
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(e)	USD200	202
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (e)	EUR200	254
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (e)	100	125
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028) (e)	USD161	165
Barclays PLC 7.09% 11/6/2029 (1-year EUR (vs. 6-month GBP-LIBOR) + 2.553% on 11/6/2028) (e)(f)	GBP100	146
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on
6/29/2033) (e)	USD200	212
BPCE SA 4.50% 1/13/2033	EUR100	124
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(e)	USD250	258
Brown & Brown, Inc. 5.55% 6/23/2035	7	7
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(e)	200	208
CaixaBank, SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (e)	EUR200	242
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (e)	70	70
Corebridge Financial, Inc. 3.90% 4/5/2032	59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (e)	160	155
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (e)	EUR200	221
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (e)	GBP100	136
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (e)	USD290	302
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (e)	200	200
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (e)	360	382
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (e)	290	324
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (e)	EUR100	131
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (e)	USD160	161
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (e)	280	243
KfW 1.125% 7/4/2025	GBP95	130
Mastercard, Inc. 2.00% 11/18/2031	USD102	89

American Funds Insurance Series 134

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Financials (continued)
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity +
1.65% on 7/6/2028) (e)	USD294	$ 305
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (e)	150	156
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (e)	119	121
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (e)	EUR175	191
New York Life Insurance Co. 3.75% 5/15/2050 (d)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (e)	65	73
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (e)	25	26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	285
Royal Bank of Canada 1.20% 4/27/2026	175	171
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (e)(g)	EUR250	303
		6,676

Utilities 0.87%
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (d)	USD200	206
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (d)	35	34
CMS Energy Corp. 3.00% 5/15/2026	180	178
Duke Energy Corp. 3.75% 4/1/2031	EUR100	120
Edison International 5.45% 6/15/2029	USD55	54
Edison International 6.25% 3/15/2030	50	51
Electricite de France SA 4.25% 1/25/2032	EUR100	123
Electricite de France SA 4.00% 5/7/2037	100	117
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on
12/6/2028) (e)	200	260
Enel Finance International NV 2.125% 7/12/2028 (d)	USD200	187
Enfragen Energia Sur SA 5.375% 12/30/2030	200	179
Engie SA 7.00% 10/30/2028	GBP50	74
Exelon Corp. 3.40% 4/15/2026	USD150	149
Interstate Power and Light Co. 2.30% 6/1/2030	50	45
Pacific Gas and Electric Co. 2.10% 8/1/2027	100	95
Pacific Gas and Electric Co. 3.30% 12/1/2027	252	244
Pacific Gas and Electric Co. 4.65% 8/1/2028	114	113
Pacific Gas and Electric Co. 4.55% 7/1/2030	31	30
Pacific Gas and Electric Co. 6.15% 1/15/2033	78	80
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	97
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	88
Public Service Company of Colorado 2.70% 1/15/2051	125	75
Southern California Edison Co. 6.20% 9/15/2055	60	57
SP Transmission PLC 2.00% 11/13/2031	GBP100	117
Xcel Energy, Inc. 3.35% 12/1/2026	USD316	312
XPLR Infrastructure Operating Partners, LP 7.25% 1/15/2029 (d)	550	564
		3,649

Energy 0.79%
Ecopetrol SA 8.625% 1/19/2029	125	132
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	200	203
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	225	228
Halliburton Co. 3.80% 11/15/2025	2	2
ONEOK, Inc. 5.80% 11/1/2030	7	7
ONEOK, Inc. 6.05% 9/1/2033	53	56
Petroleos Mexicanos 6.875% 10/16/2025	63	63
Petroleos Mexicanos 6.875% 8/4/2026	211	211
Petroleos Mexicanos 6.49% 1/23/2027	1,238	1,232
Petroleos Mexicanos 6.84% 1/23/2030	460	445
Qatar Energy 3.125% 7/12/2041 (d)	320	237
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	200	200

135American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Energy (continued)
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	USD200	$ 188
Targa Resources Corp. 5.50% 2/15/2035	2	2
TotalEnergies Capital SA 5.488% 4/5/2054	85	82

		3,313

Communication services 0.54%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	500
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	107
AT&T, Inc. 2.75% 6/1/2031	USD165	150
AT&T, Inc. 5.20% 11/18/2033	GBP100	137
AT&T, Inc. 2.55% 12/1/2033	USD64	54
Comcast Corp. 0% 9/14/2026	EUR100	115
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
Orange 9.00% 3/1/2031 (e)	65	79
Orange 3.625% 11/16/2031	EUR100	122
Orange 5.625% 1/23/2034	GBP90	128
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	189
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	117
T-Mobile USA, Inc. 3.70% 5/8/2032	100	120
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	116
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	151
Verizon Communications, Inc. 0.75% 3/22/2032	100	101

		2,242

Consumer staples 0.50%
Altria Group, Inc. 2.20% 6/15/2027	270	318
BAT Capital Corp. 3.215% 9/6/2026	USD62	61
BAT Capital Corp. 4.70% 4/2/2027	67	67
BAT Capital Corp. 3.557% 8/15/2027	105	104
BAT Capital Corp. 3.462% 9/6/2029	75	72
BAT Capital Corp. 5.625% 8/15/2035	243	248
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap +
3.372% on 12/27/2026) (e)	EUR640	751
Campbell’s Co. (The) 4.75% 3/23/2035	USD47	45
Coca-Cola Co. 4.65% 8/14/2034	61	61
Coca-Cola Co. 3.75% 8/15/2053	EUR125	138
Mars, Inc. 5.20% 3/1/2035 (d)	USD105	106
Philip Morris International, Inc. 5.75% 11/17/2032	110	116

		2,087

Health care 0.47%
AbbVie, Inc. 5.05% 3/15/2034	25	25
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	30	29
Amgen, Inc. 4.20% 3/1/2033	280	269
Amgen, Inc. 5.65% 3/2/2053	422	412
Becton, Dickinson and Co. 3.70% 6/6/2027	43	42
Becton, Dickinson and Co. 4.298% 8/22/2032	150	146
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
Bristol-Myers Squibb Co. 5.65% 2/22/2064	85	83
CVS Health Corp. 5.40% 6/1/2029	242	249
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	107
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20

American Funds Insurance Series 136

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Health care (continued)
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	$ 118
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD258	255
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	63

		1,983

Industrials 0.43%
Boeing Co. (The) 6.528% 5/1/2034	604	657
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	31
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	85
Carrier Global Corp. 2.493% 2/15/2027	7	7
CSX Corp. 3.80% 4/15/2050	6	4
CSX Corp. 2.50% 5/15/2051	75	43
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	200	192
Honeywell International, Inc. 3.75% 3/1/2036	EUR100	117
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (d)	USD79	81
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	200	197
RTX Corp. 4.125% 11/16/2028	100	100
RTX Corp. 6.10% 3/15/2034	55	59
RTX Corp. 4.50% 6/1/2042	70	62
Veralto Corp. 4.15% 9/19/2031	EUR100	123
Veralto Corp. 5.45% 9/18/2033	USD60	62

		1,820

Consumer discretionary 0.37%
BMW International Investment BV 4.75% 9/4/2030	GBP100	139
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (d)	USD150	148
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (d)	150	150
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	236
General Motors Financial Co., Inc. 4.90% 10/6/2029	USD135	135
Hyundai Capital America 1.50% 6/15/2026 (d)	250	243
Hyundai Capital America 2.375% 10/15/2027 (d)	109	104
Hyundai Capital America 5.10% 6/24/2030 (d)	72	73
McDonald’s Corp. 1.60% 3/15/2031 (g)	EUR100	109
Sands China, Ltd. 4.375% 6/18/2030	USD200	191

		1,528

Materials 0.26%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	150	153
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	350
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	250	266
Vale Overseas, Ltd. 3.75% 7/8/2030	94	89
Verallia SAS 3.875% 11/4/2032	EUR200	235

		1,093

Information technology 0.18%
Amphenol Corp. 3.125% 6/16/2032	100	117
Broadcom, Inc. 4.00% 4/15/2029 (d)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	70	69
Broadcom, Inc. 3.469% 4/15/2034 (d)	123	110
Broadcom, Inc. 3.137% 11/15/2035 (d)	15	12
Oracle Corp. 2.65% 7/15/2026	216	212
SK hynix, Inc. 1.50% 1/19/2026	200	197

		738

137American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate 0.14%
American Tower Corp. 0.875% 5/21/2029	EUR130	$ 142
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	110	128
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD100	102
Equinix, Inc. 2.15% 7/15/2030	176	157
Essex Portfolio, LP 3.375% 4/15/2026	40	40

		569

Total corporate bonds, notes & loans		25,698
Mortgage-backed obligations 5.66%

Federal agency mortgage-backed obligations 4.35%
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (h)	159	126
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (h)	33	32
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	262	264
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (h)	70	71
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (h)	1,301	1,280
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	339	340
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	441	450
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	29	31
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	21	21
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	15	15
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	2,813	2,862
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (h)	92	93
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	74	76
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (h)	496	497
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	186	187
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	139	139
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	106	108
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	72	73
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (h)	52	53
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (h)	7	7
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	87	87
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	87	89
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	72	74
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (h)	66	68
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	35	36
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (h)	29	30
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (h)	349	350
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	3	3
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (h)	1,169	1,189
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	92	94
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (h)	524	514
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	11	11
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (h)	283	271
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	13	13
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (h)	334	334
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	118	120
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (h)	63	61
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (h)	40	40
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	38	39
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (h)	67	64
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	43	43
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (h)	101	99
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	14	14
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)	52	51
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (h)	28	28
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (h)	3	3
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	333	264
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (h)	99	95

American Funds Insurance Series 138
American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (h)	USD55	$53
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (h)	128	126
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	10	10
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	763	764
Freddie Mac Pool #QI0213 6.50% 2/1/2054 (h)	8	8
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	420	420
Freddie Mac Pool #SD8433 6.50% 5/1/2054 (h)	10	10
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (h)	27	26
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	43	43
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	83	85
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	36	36
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	109	112
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	73	75
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	56	57
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (h)	51	52
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (h)	44	44
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (h)	23	23
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (h)	47	48
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (h)	12	12
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (h)	126	126
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	6	6
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	162	165
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	85	87
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	83	85
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	76	78
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	45	46
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	35	35
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (h)	74	71
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	69	69
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (h)	511	501
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	64	64
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	1	1
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	22	22
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	1,045	1,045
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	44	43
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	43	43
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (h)	92	91
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)	12	12
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	1,412	1,384
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (h)	65	65
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (h)(i)	403	386
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (h)(i)	891	874
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (h)(i)	88	91
		18,203

Collateralized mortgage-backed obligations (privately originated) 0.56%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(h)(j)	82	81
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%)
6.605% 5/25/2043 (d)(h)(j)	143	146
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%)
6.205% 6/25/2043 (d)(h)(j)	72	72
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%)
6.005% 7/25/2043 (d)(h)(j)	49	49
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%)
6.105% 1/25/2044 (d)(h)(j)	55	56
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%)
5.405% 5/25/2044 (d)(h)(j)	63	63

139American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%)
5.955% 5/25/2044 (d)(h)(j)	USD121	$ 122
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%)
5.305% 2/25/2045 (d)(h)(j)	21	21
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%)
5.455% 2/25/2045 (d)(h)(j)	54	54
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average
USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(h)(j)	32	32
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(e)(h)	228	230
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(e)(h)	110	111
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(h)(j)	87	81
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (d)(e)(h)	85	85
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(e)(h)	166	168
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(e)(h)	208	210
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(e)(h)	215	216
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%)
5.762% 2/17/2042 (d)(h)(j)	100	100
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(e)(h)	236	239
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(e)(h)	118	120
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(h)(j)	93	93
		2,349

Commercial mortgage-backed securities 0.51%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(j)	55	57
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(h)(j)	146	145
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(h)	140	144
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(h)(j)	100	105
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(h)(j)	135	140
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%)
5.762% 12/15/2029 (d)(h)(j)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705%
3/15/2042 (d)(h)(j)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(h)(j)	157	161
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (d)(h)(j)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(h)(j)	131	135
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662%
3/15/2042 (d)(h)(j)	295	294
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%)
5.854% 12/15/2039 (d)(h)(j)	143	143
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%)
7.055% 7/25/2054 (d)(h)(j)	51	52
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%)
5.755% 3/15/2042 (d)(h)(j)	555	552
		2,153

Other mortgage-backed securities 0.24%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (h)	DKK415	60
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (h)	1,093	156
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (h)	5,082	659
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (h)	447	52
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (h)	540	67
Realkredit Danmark AS 1.00% 10/1/2053 (h)	179	22
		1,016

Total mortgage-backed obligations		23,721

American Funds Insurance Series 140

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. Treasury bonds & notes 4.78%

U.S. Treasury 4.47%
U.S. Treasury 3.00% 7/15/2025	USD985	$ 984
U.S. Treasury 4.50% 4/15/2027	1,223	1,238
U.S. Treasury 4.00% 6/30/2028	4,484	4,522
U.S. Treasury 4.625% 9/30/2028	1,875	1,927
U.S. Treasury 4.125% 3/31/2029	865	877
U.S. Treasury 3.50% 9/30/2029	755	747
U.S. Treasury 4.00% 2/28/2030	1,130	1,141
U.S. Treasury 0.625% 5/15/2030	1,150	989
U.S. Treasury 4.00% 5/31/2030	1,090	1,101
U.S. Treasury 1.375% 11/15/2031 (k)	771	660
U.S. Treasury 2.875% 5/15/2032	306	286
U.S. Treasury 4.625% 2/15/2035 (k)	1,340	1,383
U.S. Treasury 4.25% 5/15/2035	6	6
U.S. Treasury 1.875% 2/15/2041 (k)	285	196
U.S. Treasury 2.25% 5/15/2041 (k)	986	717
U.S. Treasury 2.875% 11/15/2046	330	243
U.S. Treasury 1.25% 5/15/2050	440	211
U.S. Treasury 1.375% 8/15/2050	400	197
U.S. Treasury 2.375% 5/15/2051 (k)	510	324
U.S. Treasury 2.00% 8/15/2051 (k)	560	323
U.S. Treasury 4.00% 11/15/2052	270	236
U.S. Treasury 3.625% 2/15/2053	149	122
U.S. Treasury 4.25% 8/15/2054	320	292

		18,722

U.S. Treasury inflation-protected securities 0.31%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (c)	372	367
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)	687	713
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (c)	268	194
		1,274

Total U.S. Treasury bonds & notes		19,996
Asset-backed obligations 0.58%

Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(h)	7	7
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(h)	125	126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(h)	148	154
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(h)	97	99
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(h)	91	92
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(h)	100	101
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(h)	43	43
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219%
1/20/2033 (d)(h)(j)	233	231
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(h)	113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(h)	100	101
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (d)(h)	100	100
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(h)	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(h)	208	211
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(h)	100	102
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(h)	86	86
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(h)	231	236
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(h)	13	13
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%)
5.854% 11/15/2052 (d)(h)(j)	70	71
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256%
7/15/2032 (d)(h)(j)	230	230
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(h)	219	219
		2,436

141American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Municipals 0.03%

Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A,
3.216% 2/15/2048		USD100	$72

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B,
3.236% 10/1/2052		80	55

Total municipals			127
Federal agency bonds & notes 0.03%

Korea Development Bank 6.75% 7/1/2030		INR10,000	116

Total bonds, notes & other debt instruments (cost: $131,387,000)			130,612
Investment funds 0.99%		Shares

Capital Group Central Corporate Bond Fund (l)		488,295	4,121
Total Investment funds (cost: $3,868,000)			4,121
Short-term securities 5.53%

Money market investments 5.16%

Capital Group Central Cash Fund 4.35% (l)(m)		215,820	21,582

Money market investments purchased with collateral from securities on loan 0.33%

Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (m)(n)		1,390,770	1,391
	Weighted
	average yield	Principal amount
	at acquisition	(000)

Bills & notes of governments & government agencies outside the U.S. 0.04%

Egypt (Arab Republic of) 9/9/2025	21.356%	EGP10,000	191

Total short-term securities (cost: $23,161,000)			23,164

Total investment securities 100.29% (cost: $342,605,000)			419,794
Other assets less liabilities (0.29)%			(1,205)

Net assets 100.00%			$418,589

American Funds Insurance Series 142

American Funds Global Balanced Fund (continued)

Options purchased (futures style)

Options on futures

					Value and
					unrealized
					appreciation
				Notional	(depreciation) at
	Number of	Expiration	Exercise	amount	6/30/2025
Description	contracts	date	price	(000)	(000)

Put
10 Year Euro-Bund Futures Options	95	7/25/2025	EUR129.00	EUR9,500	$7
Options written (futures style)

Options on futures
					Value and
					unrealized
					appreciation
				Notional	(depreciation) at
	Number of	Expiration	Exercise	amount	6/30/2025
Description	contracts	date	price	(000)	(000)

Put
10 Year Euro-Bund Futures Options	(95)	7/25/2025	EUR128.00	EUR(9,500)	$(5)
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2025
Contracts	Type	contracts	date	(000)	(000)

2 Year Italy Government Bond Futures	Long	6	9/10/2025	USD763	$ —(o)
2 Year Euro-Schatz Futures	Long	5	9/10/2025	632	—(o)
2 Year Canadian Government Bond Futures	Long	16	9/29/2025	1,242	—(o)
2 Year U.S. Treasury Note Futures	Short	7	10/3/2025	(1,456)	—(o)
5 Year Euro-Bobl Futures	Long	60	9/10/2025	8,317	(20)
5 Year Canadian Government Bond Futures	Long	19	9/29/2025	1,592	5
5 Year U.S. Treasury Note Futures	Long	86	10/3/2025	9,374	96
10 Year French Government Bond Futures	Long	5	9/10/2025	729	(3)
10 Year Italy Government Bond Futures	Short	8	9/10/2025	(1,140)	(3)
10 Year Euro-Bund Futures	Short	47	9/10/2025	(7,206)	42
10 Year Australian Treasury Bond Futures	Short	7	9/15/2025	(528)	(6)
10 Year Japanese Government Bond Futures	Short	8	9/22/2025	(7,723)	(25)
10 Year Canadian Government Bond Futures	Long	15	9/29/2025	1,344	6
10 Year U.S. Treasury Note Futures	Long	23	9/30/2025	2,579	52
10 Year UK Gilt Futures	Long	12	9/30/2025	1,532	14
10 Year Ultra U.S. Treasury Note Futures	Long	10	9/30/2025	1,143	24
20 Year U.S. Treasury Bond Futures	Long	15	9/30/2025	1,732	64
30 Year Euro-Buxl Futures	Short	11	9/10/2025	(1,539)	16
30 Year Ultra U.S. Treasury Bond Futures	Long	6	9/30/2025	715	19

					$281

143American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Forward currency contracts

						Unrealized
	Contract amount					appreciation
						(depreciation)

Currency purchased		Currency sold			Settlement	at 6/30/2025
	(000)		(000)	Counterparty	date	(000)

GBP	275	USD	371	Morgan Stanley	7/1/2025	$ 7
GBP	110	USD	148	UBS AG	7/1/2025	3
USD	240	GBP	175	Morgan Stanley	7/1/2025	—(o)
USD	284	GBP	210	Morgan Stanley	7/1/2025	(5)
JPY	86,895	USD	599	Goldman Sachs	7/7/2025	5
JPY	16,970	USD	118	Barclays Bank PLC	7/7/2025	—(o)
EUR	2,380	USD	2,713	Goldman Sachs	7/8/2025	92
USD	91	EUR	80	BNP Paribas	7/8/2025	(3)
USD	138	EUR	120	UBS AG	7/8/2025	(3)
USD	232	EUR	200	UBS AG	7/8/2025	(4)
USD	907	EUR	820	BNP Paribas	7/8/2025	(60)
USD	187	MYR	790	BNP Paribas	7/9/2025	(1)
EUR	980	USD	1,127	HSBC Bank	7/10/2025	28
USD	122	EUR	107	HSBC Bank	7/10/2025	(4)
USD	912	EUR	790	JPMorgan Chase	7/10/2025	(20)
EUR	430	USD	493	Standard Chartered Bank	7/14/2025	14
CNH	22,979	USD	3,206	Citibank	7/14/2025	8
CHF	130	USD	159	UBS AG	7/14/2025	5
USD	49	AUD	75	Standard Chartered Bank	7/14/2025	—(o)
USD	21	CLP	19,505	Morgan Stanley	7/14/2025	—(o)
USD	18	BRL	105	Citibank	7/14/2025	(1)
USD	202	CNH	1,450	Goldman Sachs	7/14/2025	(1)
USD	785	INR	67,415	Standard Chartered Bank	7/14/2025	(1)
USD	70	RON	310	Citibank	7/14/2025	(2)
USD	86	ILS	300	HSBC Bank	7/14/2025	(3)
USD	591	IDR	9,648,911	HSBC Bank	7/14/2025	(4)
USD	1,438	AUD	2,195	Citibank	7/14/2025	(7)
EUR	1,615	USD	1,847	BNP Paribas	7/15/2025	58
USD	278	MXN	5,330	Citibank	7/15/2025	(5)
EUR	780	USD	905	Bank of America	7/16/2025	15
EUR	423	GBP	360	BNP Paribas	7/16/2025	5
CNH	4,590	USD	641	Citibank	7/16/2025	1
EUR	12	USD	14	Bank of America	7/16/2025	—(o)
NZD	47	USD	29	UBS AG	7/16/2025	—(o)
USD	227	JPY	32,750	Citibank	7/16/2025	(1)
USD	9,685	CNH	69,313	HSBC Bank	7/16/2025	(11)
USD	10,308	JPY	1,480,084	JPMorgan Chase	7/17/2025	9
USD	1,950	CAD	2,660	Bank of New York Mellon	7/17/2025	(5)
USD	71	COP	300,000	Morgan Stanley	7/18/2025	(2)
USD	1,728	KRW 2,363,730		Citibank	7/18/2025	(21)
USD	1,570	BRL	8,781	Citibank	7/18/2025	(39)
USD	5,670	GBP	4,190	UBS AG	7/18/2025	(82)
MYR	2,435	USD	573	Standard Chartered Bank	7/21/2025	5
MYR	915	USD	216	JPMorgan Chase	7/21/2025	2
USD	92	SEK	870	Morgan Stanley	7/21/2025	—(o)
USD	64	MYR	281	HSBC Bank	7/21/2025	(2)
USD	107	PLN	390	Citibank	7/21/2025	(2)
USD	95	MYR	418	BNP Paribas	7/21/2025	(4)
USD	165	MYR	727	Standard Chartered Bank	7/21/2025	(7)
USD	234	MYR	1,031	Standard Chartered Bank	7/21/2025	(10)
USD	249	MYR	1,091	Standard Chartered Bank	7/21/2025	(10)
USD	281	MYR	1,234	Standard Chartered Bank	7/21/2025	(12)
USD	388	MYR	1,698	HSBC Bank	7/21/2025	(15)
USD	326	JPY	47,140	Bank of America	7/22/2025	(2)
JPY	68,730	USD	486	Standard Chartered Bank	7/22/2025	(8)
EUR	110	USD	126	Goldman Sachs	7/24/2025	3

American Funds Insurance Series 144

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)

						Unrealized
	Contract amount					appreciation
						(depreciation)

Currency purchased		Currency sold			Settlement	at 6/30/2025
	(000)		(000)	Counterparty	date	(000)

USD	345	EUR	300	HSBC Bank	7/24/2025	$(9)
GBP	457	EUR	530	BNP Paribas	7/25/2025	1
EUR	115	USD	136	UBS AG	7/25/2025	—(o)
USD	583	EUR	510	UBS AG	7/25/2025	(19)
EUR	396	DKK	2,950	Bank of America	7/28/2025	—(o)
USD	367	NOK	3,711	Bank of America	7/28/2025	(1)
USD	411	INR	35,415	BNP Paribas	7/28/2025	(2)
USD	569	MXN	10,835	Morgan Stanley	7/28/2025	(7)
USD	549	CHF	440	Barclays Bank PLC	7/28/2025	(8)
USD	59	CZK	1,240	Citibank	8/6/2025	—(o)
USD	126	SGD	160	Bank of America	8/6/2025	—(o)
USD	378	EUR	325	UBS AG	8/6/2025	(5)
EUR	188	CAD	300	Citibank	8/7/2025	1
USD	29,349	EUR	25,010	Morgan Stanley	8/8/2025	(193)
GBP	175	USD	240	Morgan Stanley	8/11/2025	—(o)
EUR	505	USD	580	HSBC Bank	9/12/2025	18

						$(321)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay					premium	appreciation
					Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2025	(received)	at 6/30/2025
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$ (2)	$—	$ (2)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	1	—	1
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD2,970	2	—	2
3.5175%	Annual	SOFR	Annual	8/15/2027	USD2,500	3	—	3
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	14	—	14
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	24	—	24
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	15	—	15
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK3,700	3	—	3
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	—(o)	—	—(o)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR310	—(o)	—	—(o)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR310	—(o)	—	—(o)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	1	—	1
3.947%	Annual	SONIA	Annual	3/20/2030	GBP410	7	—	7
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK1,500	3	—	3
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK960	2	—	2
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK970	1	—	1
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK3,540	6	—	6
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(3)	—	(3)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP375	44	—	44

						$121	$—	$121

145American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Bilateral interest rate swaps

								Upfront	Unrealized
Receive		Pay						premium	appreciation
						Notional	Value at	paid	(depreciation)

	Payment		Payment		Expiration	amount	6/30/2025	(received)	at 6/30/2025
Rate	frequency	Rate	frequency	Counterparty	date	(000)	(000)	(000)	(000)

11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$ (20)	$—	$ (20)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL6,010	36	—	36
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,660	11	—	11
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL1,210	8	—	8
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL740	5	—	5
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL3,810	(42)	—	(42)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	(222)	—	(222)

							$(224)	$—	$(224)
Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection
								Upfront	Unrealized
								premium	appreciation
					Notional	Value at		paid	(depreciation)
Reference		Financing	Payment	Expiration	amount	6/30/2025		(received)	at 6/30/2025
index		rate paid	frequency	date	(000)		(000)	(000)	(000)

ITRAXX.EUR.43		1.00%	Quarterly	6/20/2030	EUR2,260		$(57)	$(25)	$(32)
Centrally cleared credit default swaps on credit indices — sell protection
								Upfront	Unrealized
								premium	appreciation
					Notional	Value at		paid	(depreciation)
Reference		Financing	Payment	Expiration	amount (p)	6/30/2025 (q)		(received)	at 6/30/2025
index		rate received	frequency	date	(000)		(000)	(000)	(000)

ITRAXX.EUR.XO.43		5.00%	Quarterly	6/20/2030	EUR1,130		$124	$119	$5
CDX.NA.IG.44		1.00%	Quarterly	6/20/2030	USD3,073		68	65	3

							$192	$184	$8

American Funds Insurance Series 146

American Funds Global Balanced Fund (continued)

Investments in affiliates (l)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 0.98%
Capital Group Central Corporate Bond Fund	$ 3,953	$96	$—	$ —	$72	$ 4,121	$ 96
Short-term securities 5.16%
Money market investments 5.16%
Capital Group Central Cash Fund 4.35% (m)	22,187	58,601	59,201	(3)	(2)	21,582	541

Total 6.14%				$(3)	$70	$25,703	$637

Restricted securities (g)

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on
7/22/2031) (e)	12/4/2024	$273	$303	0.07%
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024	103	109	0.03

Total		$376	$412	0.10%

(a)Security did not produce income during the last 12 months.

(b)All or a portion of this security was on loan. The total value of all such securities was $1,472,000, which represented 0.35% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)Index-linked bond whose principal amount moves with a government price index.

(d)Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,223,000, which represented 2.68% of the net assets of the fund.

(e)Step bond; coupon rate may change at a later date.

(f)Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(g)Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $412,000, which represented 0.10% of the net assets of the fund.

(h)Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(i)Represents securities transacted on a TBA basis.

(j)Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,261,000, which represented 0.54% of the net assets of the fund.

(l)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

(m)Rate represents the seven-day yield at 6/30/2025.

(n)Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

(o)Amount less than one thousand.

(p)The maximum potential amount the fund may pay as a protection seller should a credit event occur.

(q)The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

147American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)

ADR = American Depositary Receipts AUD = Australian dollars

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate CAD = Canadian dollars

CHF = Swiss francs

CLO = Collateralized Loan Obligations CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi CNY = Chinese yuan renminbi COP = Colombian pesos CZK = Czech korunas

DKK = Danish kroner EGP = Egyptian pounds EUR = Euros

EURIBOR = Euro Interbank Offered Rate GBP = British pounds

ICE = Intercontinental Exchange, Inc. IDR = Indonesian rupiah

ILS = Israeli shekels INR = Indian rupees

Refer to the notes to financial statements.

JPY = Japanese yen KRW = South Korean won

LIBOR = London Interbank Offered Rate MXN = Mexican pesos

MYR = Malaysian ringgits

NIBOR = Norwegian Interbank Offered Rate NOK = Norwegian kroner

NZD = New Zealand dollars PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust Rev. = Revenue

RON = Romanian leu SEK = Swedish kronor SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate TBA = To be announced

USD = U.S. dollars UST = U.S. Treasury ZAR = South African rand

American Funds Insurance Series 148

The Bond Fund of America®

Investment portfolio June 30, 2025		unaudited
Bonds, notes & other debt instruments 95.24%	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations 34.58%

Federal agency mortgage-backed obligations 27.75%
Fannie Mae Pool #256133 4.50% 1/1/2026 (a)	USD1	$1
Fannie Mae Pool #AR3058 3.00% 1/1/2028 (a)	25	25
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (a)	26	25
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (a)	12	11
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	2,084	1,968
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)	99	92
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)	30	31
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	1,768	1,652
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	739	690
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)	326	342
Fannie Mae Pool #924866 6.14% 10/1/2037 (a)(b)	128	129
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)	161	165
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)	642	660
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)	140	142
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)	703	707
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)	681	690
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	107,480	92,775
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	659	667
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	346	350
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	310	315
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	175	177
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (a)	39	36
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,616	1,501
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)	694	644
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)	738	699
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (a)	119	113
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)	4,331	4,117
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (a)	294	274
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (a)	718	682
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (a)	33	31
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	3,882	3,556
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (a)	1,806	1,712
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (a)	68	65
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)	2,106	2,050
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)	1,098	1,005
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (a)	14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)	5,389	4,782
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)	4,077	3,720
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)	17,796	16,865
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (a)	16,585	15,335
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (a)	10	9
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	419	390
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)	1,136	1,011
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)	757	675
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (a)	2,186	2,014
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (a)	17,711	16,743
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (a)	12,601	11,515
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (a)	3,335	3,040
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (a)	5,246	4,780
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)	25,007	22,957
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (a)	11	9
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	4,987	4,205
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	532	443
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (a)	15,444	13,669
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)	5,242	4,672
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	1,684	1,466
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (a)	4,698	3,912
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)	965	802
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (a)	610	507
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	956	832

149American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (a)	USD1,627	$ 1,298
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (a)	17,165	14,257
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)	2,635	2,226
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)	896	757
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	423	351
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	306	268
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)	902	749
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	255	215
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (a)	191	159
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	179	149
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	1,485	1,292
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	1,809	1,434
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	6,060	5,121
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)	1,123	933
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	659	548
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (a)	25	21
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (a)	15,025	13,416
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	1,045	834
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	1,022	889
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	6,554	5,230
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (a)	5,062	4,049
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	41	33
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	21,322	17,821
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)	1,550	1,289
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)	934	776
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	64	56
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)	3,278	2,599
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	717	568
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	377	303
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	5,016	4,234
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)	3,501	2,911
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	348	276
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	7,432	6,170
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	1,720	1,428
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	966	802
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	8,557	6,789
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (a)	1,832	1,452
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (a)	572	453
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	28	23
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	4,948	4,108
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)	4,637	3,850
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	2,463	2,058
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)	172	143
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	116	97
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	3,041	2,658
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	375	328
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (a)	10,603	8,405
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	1,779	1,410
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	17	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)	1,906	1,590
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	1,800	1,494
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	590	490
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)	475	394
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	162	135
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	33	27
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	27	23
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (a)	1,879	1,489
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	503	405
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)	47	39

American Funds Insurance Series 150

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	USD277	$ 242
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (a)	197	172
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	77	61
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)	8,722	7,332
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)	4,773	3,965
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	4,453	3,697
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)	996	829
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	928	770
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	573	475
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	427	360
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)	216	181
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	1,347	1,186
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (a)	10,828	8,583
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	3,121	2,591
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (a)	1,964	1,631
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	1,043	874
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (a)	487	406
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)	437	363
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (a)	316	264
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)	302	251
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	56	46
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (a)	1,653	1,311
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	319	265
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	3,092	2,702
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	4,430	3,521
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	128	102
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	94	78
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (a)	904	788
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	812	646
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	1,934	1,606
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (a)	21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	1,846	1,466
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (a)	933	740
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	4,462	3,710
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	2,098	1,741
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	1,126	935
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	337	280
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (a)	969	848
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	15,112	11,989
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	2,497	1,984
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	809	642
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (a)	1,648	1,374
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)	885	737
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)	731	607
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	488	406
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	441	366
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (a)	256	213
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	32,666	28,775
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,573	1,247
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,256	997
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,073	853
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	867	687
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)	2,759	2,291
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	1,766	1,472
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (a)	642	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (a)	359	300
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)	35	29
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,663	1,321
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	750	596
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	31,581	26,219

151American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	USD1,597	$ 1,329
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	1,455	1,358
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (a)	264	246
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	3,727	2,963
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (a)	20,741	17,232
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	2,186	1,821
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)	968	805
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)	150	125
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	3,018	2,816
Fannie Mae Pool #BW1931 5.00% 6/1/2052 (a)	3,072	3,024
Fannie Mae Pool #BT8262 5.00% 6/1/2052 (a)	1,375	1,356
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	738	614
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	432	358
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)	136	113
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (a)	2,813	2,773
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	568	563
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	453	377
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	255	244
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)	59	56
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	8,469	8,374
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	9,096	7,216
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	9,772	9,371
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	2,518	2,418
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	2,466	2,430
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	2,770	2,780
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,519	2,530
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	205	214
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (a)	847	812
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	133	130
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	37	37
Fannie Mae Pool #BX5927 4.00% 1/1/2053 (a)	272	253
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)	30,348	29,904
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	687	570
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	4,621	4,302
Fannie Mae Pool #MA4918 5.00% 2/1/2053 (a)	593	584
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)	407	379
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	151	149
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	4,058	4,079
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	423	426
Fannie Mae Pool #BX7949 6.00% 3/1/2053 (a)	1,000	1,018
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	835	855
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	4,281	3,986
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	656	629
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	15,642	15,388
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	88	87
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)	960	965
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (a)	17,738	18,159
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	4,697	4,377
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	432	403
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)	30	28
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (a)	10,478	10,313
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	2,900	2,865
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	2,760	2,714
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	5,894	5,907
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	7,060	7,203
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)	615	533
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	2,902	2,782
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	6,679	6,694
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	6,347	6,360
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (a)	311	312

American Funds Insurance Series 152

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	USD3,837	$ 3,904
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	2,380	2,432
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,799	1,841
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	6,068	4,820
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	3,642	3,024
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)	152	126
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	75	70
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	19,842	19,022
Fannie Mae Pool #BY4459 5.00% 7/1/2053 (a)	591	583
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	3,400	3,407
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)	7,908	8,229
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	23,480	23,524
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (a)	12,744	12,787
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (a)	6,200	6,224
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	531	532
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	5,000	5,091
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	15,338	15,862
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	7,575	7,055
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (a)	11,829	11,871
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (a)	6,558	6,583
Fannie Mae Pool #CB7725 6.00% 10/1/2053 (a)	8,769	8,929
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)	152	154
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	63,161	62,069
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	2,116	2,196
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	1,917	1,920
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	774	806
Fannie Mae Pool #MA5218 7.00% 12/1/2053 (a)	965	1,018
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	5,281	5,488
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	1,292	1,336
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	2,980	2,855
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	2,613	2,616
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	1,777	1,779
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	7,083	7,251
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)	5,296	5,387
Fannie Mae Pool #CB8422 6.00% 2/1/2054 (a)	1,902	1,936
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (a)	1,771	1,802
Fannie Mae Pool #BY8083 4.00% 3/1/2054 (a)	25	23
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	14,405	13,808
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	19,135	19,189
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	1,607	1,608
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (a)	5,058	5,178
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	3,391	3,455
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	1,742	1,773
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	4,359	4,537
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	4,987	5,023
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	5,405	5,542
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)	594	596
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)	384	391
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	228	232
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	2,702	2,704
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,869	1,879
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	18,915	19,367
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	1,261	1,291
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (a)	1,195	1,216
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	10,755	11,178
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	6,987	6,999
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	1,490	1,499
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	33,148	33,719
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	5,109	5,243

153American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	USD2,600	$ 2,655
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	2,391	2,433
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	2,197	2,255
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (a)	1,316	1,340
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,237	1,258
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	596	606
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	16,780	17,475
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	4,952	5,148
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	2,806	2,922
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	136	136
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	44,877	45,653
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	1,348	1,373
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	1,289	1,312
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	1,041	1,059
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	227	232
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	111	113
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	96	98
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	2,318	2,414
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	2,007	2,091
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	3,624	3,627
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	1,709	1,724
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	1,269	1,276
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (a)	82	84
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	887	902
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	5,359	5,256
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	4,532	4,536
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)	3,500	3,559
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	264	254
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	90	86
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	33	31
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	143	140
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	4,029	4,128
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (a)	1,426	1,453
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	949	965
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	377	384
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	294	300
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	1,900	1,901
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,607	1,638
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	869	883
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)	1,995	2,062
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)	1,346	1,399
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	2,934	2,936
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	13,962	14,198
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	496	496
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	5,405	5,496
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	17,406	16,196
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	1,036	1,054
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	281	276
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	2,211	2,249
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	6,906	6,909
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	511	511
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	2,070	2,139
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)	9,669	8,665
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (a)	7,168	6,450
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (a)	15,248	13,151
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	18,049	15,563
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	1,008	965
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,704	4,168
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	14	14

American Funds Insurance Series 154

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2002-W1, Class 2A, 4.453% 2/25/2042 (a)(b)	USD15	$15
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (a)	48	47
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)	877	862
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)	38	38
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)	31	29
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	2,494	2,333
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)	37	38
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)	28	29
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)	53	54
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)	183	188
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)	1,812	1,572
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)	131	131
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)	5,393	4,657
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)	135	135
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)	9,385	8,101
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)	303	311
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)	15,573	14,152
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (a)	56	47
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (a)	90	79
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	807	762
Freddie Mac Pool #G08789 4.00% 11/1/2047 (a)	488	465
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)	4,015	3,595
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)	10,467	9,664
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	766	725
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)	245	226
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (a)	956	907
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (a)	497	455
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)	1,585	1,447
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)	8,469	7,809
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)	23,124	20,549
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)	4,617	3,900
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)	27	23
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	312	273
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (a)	1,823	1,522
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	1,764	1,543
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	5,495	4,662
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	1,196	995
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)	60	50
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	25	21
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	1,943	1,615
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)	1,779	1,411
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	424	341
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	98	78
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	62,873	50,074
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	1,789	1,418
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)	2,309	1,917
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	2,195	1,740
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	226	188
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	159	132
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)	1,840	1,459
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)	1,803	1,429
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	1,614	1,279
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	1,261	1,014
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	1,092	954
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (a)	1,985	1,573
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)	2,349	1,975
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	764	634
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (a)	1,950	1,621
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)	551	461
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	5,773	5,097

155American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	USD781	$ 621
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)	10,005	8,411
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)	7,635	6,339
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	1,857	1,552
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	888	737
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	461	382
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)	50	41
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	1,022	893
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (a)	530	420
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	1,913	1,589
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	6,354	5,551
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	1,794	1,579
Freddie Mac Pool #QD0877 2.00% 11/1/2051 (a)	7,969	6,317
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	2,359	1,871
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	1,383	1,165
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	1,159	1,013
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	810	644
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)	1,102	915
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	18	16
Freddie Mac Pool #QD4465 2.00% 1/1/2052 (a)	1,886	1,495
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	4,134	3,433
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)	2,642	2,205
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (a)	487	405
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (a)	482	402
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	3,961	3,484
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,634	1,296
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	828	658
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (a)	977	811
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)	403	335
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (a)	230	192
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (a)	171	142
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (a)	62	52
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	596	541
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	2,322	1,843
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	1,812	1,439
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	918	727
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	854	677
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	493	391
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	170	135
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (a)	808	672
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (a)	728	607
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (a)	70	58
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,264	1,004
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	1,714	1,423
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (a)	563	469
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)	223	185
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)	124	103
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (a)	120	100
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)	1,683	1,401
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	380	315
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	42,415	36,791
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	3,623	3,139
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (a)	180	189
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)	881	731
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	475	395
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)	190	158
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	4,318	3,745
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (a)	2,045	2,015
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	89	71
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (a)	193	161

American Funds Insurance Series 156

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	USD560	$ 490
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	72	69
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	4,020	3,487
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	326	313
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (a)	285	274
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	83	79
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	48	46
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	32	31
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	5,779	5,821
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)	16,148	15,285
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)	5,631	5,328
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	16,259	15,592
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (a)	3,483	3,433
Freddie Mac Pool #QF2926 5.00% 11/1/2052 (a)	3,450	3,399
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	2,042	2,049
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	61	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	40	42
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	1,040	901
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (a)	997	929
Freddie Mac Pool #RA8200 4.00% 12/1/2052 (a)	513	478
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)	1,157	1,187
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	15,265	14,640
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	193	190
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)	3,080	3,153
Freddie Mac Pool #SD8298 4.50% 2/1/2053 (a)	14,914	14,303
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	2,208	2,172
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (a)	42,881	43,071
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	23,172	23,261
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (a)	13,602	13,891
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)	2,602	2,422
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)	1,695	1,577
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	76	71
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)	2,684	2,502
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (a)	194	186
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	4,506	4,453
Freddie Mac Pool #QG1268 5.00% 4/1/2053 (a)	642	633
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	542	534
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (a)	193	180
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	33	31
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	8,264	8,121
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	8,090	8,108
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	3,465	3,488
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	2,382	2,388
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	13,542	13,806
Freddie Mac Pool #QG5002 4.00% 6/1/2053 (a)	578	538
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	5,524	5,429
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	19,409	19,448
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)	6,319	6,457
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	2,909	2,962
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	670	697
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	580	604
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	561	586
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	546	570
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	385	402
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	294	307
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	185	192
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	162	171
Freddie Mac Pool #QG7153 4.00% 7/1/2053 (a)	5,155	4,804
Freddie Mac Pool #QG6067 4.00% 7/1/2053 (a)	542	504
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (a)	66	61

157American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	USD255	$ 251
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	7,500	7,511
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (a)	584	586
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)	8,188	8,374
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)	2,936	2,992
Freddie Mac Pool #QG8958 4.00% 8/1/2053 (a)	476	443
Freddie Mac Pool #QG9629 4.00% 8/1/2053 (a)	396	369
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (a)	2,310	2,318
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (a)	2,156	2,164
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (a)	2,033	2,039
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (a)	1,343	1,348
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)	4,434	4,526
Freddie Mac Pool #QH0851 6.00% 9/1/2053 (a)	13,728	13,973
Freddie Mac Pool #QH1296 6.00% 9/1/2053 (a)	13,376	13,621
Freddie Mac Pool #QH1059 6.00% 9/1/2053 (a)	10,892	11,101
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)	1,428	1,461
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	1,074	1,101
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	54,078	55,892
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)	802	790
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	14,446	14,706
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	3,680	3,806
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	601	591
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (a)	18,116	18,178
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	2,186	2,226
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	12,641	13,150
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	1,751	1,818
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)	5,293	5,402
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)	2,812	2,886
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	644	668
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (a)	187	174
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	770	771
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	11,117	11,305
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,713	4,796
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	3,599	3,672
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	194	197
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	4,842	5,028
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	410	410
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	2,559	2,578
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,857	1,862
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)	8,058	8,235
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	5,285	5,411
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	4,208	4,313
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)	1,997	2,050
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (a)	166	169
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (a)	23	23
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	6,363	6,624
Freddie Mac Pool #QI3488 6.50% 4/1/2054 (a)	4,289	4,433
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)	1,977	1,940
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (a)	37,758	38,030
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)	4,705	4,738
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	3,074	3,129
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	6,179	6,436
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	2,752	2,757
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	984	990
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	25,088	25,561
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	120	122
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	5,849	6,091
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	2,462	2,463
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	1,826	1,828
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	23,030	23,429

American Funds Insurance Series 158

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	USD13,207	$13,581
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	3,096	3,154
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	2,714	2,765
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	237	243
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	35,128	36,307
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	2,575	2,682
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	2,048	2,015
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	1,454	1,429
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	1,313	1,290
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	3	3
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	9,466	9,627
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	5,050	5,147
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	2,455	2,502
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	141	144
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)	62	64
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	12,853	13,386
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	12,151	12,655
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	4,793	4,993
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	3,279	3,415
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	1,923	2,001
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	1,144	1,185
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	3,617	3,620
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	4,490	4,592
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	485	494
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	263	269
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	248	254
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	229	235
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	152	155
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (a)	44	45
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (a)	30	31
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	4,174	4,347
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	2,607	2,703
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	2,254	2,342
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	1,034	1,077
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,000	1,034
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	4,203	4,206
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (a)	147	150
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)	46	47
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	5,516	5,715
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (a)	149	154
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	4,311	4,012
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,829	4,624
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	7,307	7,167
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	13,366	13,376
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	11,082	11,107
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	3,287	3,343
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	6,877	6,751
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	274	274
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	14	14
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	283	288
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (a)	780	808
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	1,412	1,413
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	5,759	5,866
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	2,350	2,412
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,643	1,683
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	593	603
Freddie Mac Pool #RJ3241 6.50% 1/1/2055 (a)	1,498	1,562
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	4,596	4,401
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	7,333	7,336

159American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	USD2,421	$ 2,461
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	1,756	1,796
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (a)	—(c)	—(c)
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	159	161
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	2,703	2,793
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	8,923	9,073
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	1,707	1,736
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (a)	483	500
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	197	193
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	1,595	1,621
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	883	865
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	12,865	12,872
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	224	231
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	1,861	1,892
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (a)	37	38
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)	94	99
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(b)	3,461	3,461
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)	84	74
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	77	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	5,688	5,486
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)	1,400	1,339
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	7,792	7,495
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(d)	135	133
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(d)	27,314	27,358
Government National Mortgage Assn. 2.00% 8/1/2055 (a)(d)	6,176	5,014
Government National Mortgage Assn. 4.00% 8/1/2055 (a)(d)	108	100
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)	9,290	8,762
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	25	25
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (a)	3,865	3,756
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)	8,606	7,891
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	1,930	1,574
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	3,347	2,728
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	7,742	6,471
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	2,839	2,377
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	2,751	2,300
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (a)	4,337	3,638
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	4,033	3,431
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	3,458	2,897
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	226	200
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	174	154
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	4,664	4,257
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)	4,832	4,280
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	3,986	3,643
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	21,289	19,425
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)	7,615	7,121
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	5,348	5,011
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)	3,409	3,283
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	12,036	11,578
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	3,131	3,085
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	7,748	7,446
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	12,720	12,217
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,742	1,623
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	21,027	20,143
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	9,065	8,435
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	797	741
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	1,165	1,084
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (a)	99	92
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	1,472	1,076
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(d)	5,845	5,342
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(d)	151,036	125,252

American Funds Insurance Series 160

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(d)	USD58,704	$ 52,860
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(d)	688	640
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(d)	580	568
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (a)(d)	5,902	5,902
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(d)	1,301	1,322
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(d)	35,090	36,948
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(d)	18,486	14,644
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(d)	9,047	7,828
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(d)	1,456	1,354
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(d)	10,953	11,294
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (a)(d)	30,276	31,760
		3,042,615

Commercial mortgage-backed securities 3.48%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.7426%) 6.043%
6/15/2040 (a)(b)(e)	11,443	11,524
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(e)	11,892	11,381
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.003%
7/15/2041 (a)(b)(e)	1,251	1,255
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)	770	754
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)	100	97
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(b)	684	732
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(b)	500	536
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	3,537	3,697
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)	123	120
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	1,018	953
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	295	266
Bank5, Series 2025-5YR14, Class A3, 5.646% 4/15/2058 (a)	15,601	16,254
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)	2,541	2,490
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(b)	781	776
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)	3,361	3,506
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)	2,174	2,276
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058 (a)	8,867	9,248
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(b)	2,774	2,907
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)	7,780	8,129
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(b)(e)	8,476	8,540
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (a)(b)(e)	2,183	2,186
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (a)(b)(e)	14,268	14,228
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.376% 9/15/2036 (a)(b)(e)	552	550
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (a)(b)(e)	995	994
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.072% 10/15/2036 (a)(b)(e)	996	995
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.174% 11/15/2036 (a)(b)(e)	10,670	10,666
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (a)(b)(e)	3,395	3,400
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (a)(b)(e)	1,981	1,981
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038 (a)(b)(e)	382	382
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038 (a)(b)(e)	259	259
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.826% 6/15/2038 (a)(b)(e)	654	654
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (a)(b)(e)	8,555	8,555
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.676% 11/15/2038 (a)(b)(e)	291	290
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.926% 11/15/2038 (a)(b)(e)	86	86
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.276% 11/15/2038 (a)(b)(e)	129	129
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (a)(b)(e)	8,600	8,598
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (a)(b)(e)	8,000	8,042
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(b)(e)	26,909	27,299
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203%
7/15/2041 (a)(b)(e)	1,514	1,518
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (a)(b)(e)	5,461	5,449
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(b)(e)	19,044	19,682

161American Funds Insurance Series
The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	USD610	$602
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (a)(b)(e)	8,924	9,048
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (a)(e)	966	1,009
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040 (a)(e)	1,121	1,177
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040 (a)(b)(e)	862	904
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	200	196
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806%
7/15/2038 (a)(b)(e)	564	564
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126%
7/15/2038 (a)(b)(e)	769	770
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.676%
7/15/2038 (a)(b)(e)	588	590
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)	2,432	2,493
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%)
5.762% 12/15/2029 (a)(b)(e)	1,508	1,510
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(b)(e)	10,443	10,507
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	400	389
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)	100	97
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	1,536	1,386
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705%
3/15/2042 (a)(b)(e)	8,260	8,276
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(b)(e)	15,120	15,543
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (a)(b)(e)	1,478	1,494
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(b)(e)	24,720	25,509
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662%
3/15/2042 (a)(b)(e)	28,416	28,334
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)	640	623
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	240	233
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)	6,854	6,250
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%
12/15/2049 (a)(b)	2,040	2,008
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%)
5.854% 12/15/2039 (a)(b)(e)	13,405	13,400
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR +
0.915%) 5.227% 4/15/2038 (a)(b)(e)	19	19
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)	97	96
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)	245	242
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (a)	730	718
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%)
5.703% 5/15/2039 (a)(b)(e)	3,848	3,848
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(e)	4,065	3,571
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.352% 7/15/2036 (a)(b)(e)	800	799
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.506% 11/15/2038 (a)(b)(e)	221	221
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.755% 11/15/2038 (a)(b)(e)	118	118
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%)
5.755% 3/15/2042 (a)(b)(e)	26,882	26,728
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048 (a)	1,132	1,129
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)	2,550	2,515
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)	1,019	963
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)	5,667	5,941
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)	205	202
		381,406

Collateralized mortgage-backed obligations (privately originated) 3.35%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(b)(e)	1,747	1,578
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(e)	64	62
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)	4,257	4,094
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(e)(f)	11,821	11,432

American Funds Insurance Series 162

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) (continued)
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(b)(e)	USD593	$ 556
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(b)(e)	243	237
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)	675	619
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(b)(e)	197	195
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(b)(e)	2,305	2,285
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(b)(e)	13,815	13,523
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(b)(e)	5,199	4,955
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(b)(e)	122	114
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(b)(e)	1,054	952
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%)
7.055% 5/25/2042 (a)(b)(e)	180	184
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%)
6.705% 12/25/2042 (a)(b)(e)	465	478
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%)
6.605% 5/25/2043 (a)(b)(e)	2,374	2,425
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%)
6.205% 6/25/2043 (a)(b)(e)	1,415	1,429
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%)
6.005% 7/25/2043 (a)(b)(e)	731	735
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%)
5.355% 1/25/2044 (a)(b)(e)	3,393	3,393
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%)
6.105% 1/25/2044 (a)(b)(e)	507	513
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%)
5.405% 2/25/2044 (a)(b)(e)	354	354
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%)
6.105% 2/25/2044 (a)(b)(e)	1,053	1,064
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%)
5.405% 5/25/2044 (a)(b)(e)	2,713	2,713
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%)
5.355% 9/25/2044 (a)(b)(e)	966	966
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%)
5.905% 9/25/2044 (a)(b)(e)	1,584	1,591
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%)
5.305% 2/25/2045 (a)(b)(e)	2,005	2,007
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%)
5.455% 2/25/2045 (a)(b)(e)	5,202	5,209
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%)
5.505% 5/25/2045 (a)(b)(e)	6,774	6,791
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(b)(e)	1,700	1,385
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(b)(e)	1,872	1,528
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average
USD-SOFR + 2.95%) 7.255% 6/25/2042 (a)(b)(e)	132	135
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average
USD-SOFR + 2.15%) 6.455% 9/25/2042 (a)(b)(e)	209	211
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average
USD-SOFR + 3.70%) 8.005% 9/25/2042 (a)(b)(e)	1,519	1,601
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average
USD-SOFR + 1.35%) 5.655% 2/25/2044 (a)(b)(e)	3,318	3,326
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average
USD-SOFR + 1.20%) 5.505% 5/25/2044 (a)(b)(e)	13,353	13,381
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average
USD-SOFR + 1.00%) 5.305% 10/25/2044 (a)(b)(e)	3,944	3,944
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average
USD-SOFR + 1.45%) 5.755% 10/25/2044 (a)(b)(e)	1,648	1,652
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average
USD-SOFR + 1.10%) 5.405% 5/25/2045 (a)(b)(e)	2,978	2,981
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average
USD-SOFR + 1.20%) 5.505% 5/25/2045 (a)(b)(e)	9,130	9,156
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	4,454	4,493

163American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) (continued)
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(b)(e)	USD1,772	$1,607
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)
(a)(e)(f)	694	677
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(e)
	4,556	4,388
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(e)(f)	15,394	15,497
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(b)(e)	638	643
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(e)	621	622
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(e)(f)	1,921	1,919
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(b)(e)	2,027	1,847
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(e)(f)	23,624	23,561
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (a)(b)(e)	2,453	2,418
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(e)(f)	6,519	6,567
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.677% 4/25/2053 (a)(b)(e)	1,880	1,878
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(e)(f)	3,385	3,411
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	7,224	7,304
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(e)(f)	7,021	7,087
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(e)(f)	17,725	17,931
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(e)(f)	5,192	5,176
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(e)(f)	19,510	19,630
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(b)(e)	1,303	1,156
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (a)(e)	4,038	3,805
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(e)	1,084	1,058
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(b)(e)	1,044	991
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(e)	14,345	13,519
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	6,176	5,913
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%)
6.062% 10/17/2041 (a)(b)(e)	6,368	6,410
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(e)	7,476	6,786
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.107% 7/25/2065 (a)(b)(e)	3,356	3,424
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)	1,423	1,423
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(e)	5,021	4,881
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(e)	8,569	8,597
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(e)	7,475	7,435
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(e)	3,360	3,315
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(e)(f)	15,504	15,685
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	6,574	6,650
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(e)(f)	14,079	14,172
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(b)(e)	4,413	4,414
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(e)(f)	21,776	22,012
		368,056

Total mortgage-backed obligations		3,792,077
Corporate bonds, notes & loans 33.01%

Financials 11.08%
AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,799
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,792
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	10,027
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,126
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%)
7.61% 11/17/2029 (b)(e)(g)(h)	7,652	7,595
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (e)(f)	1,597	1,690
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (e)(f)	1,995	2,058
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR437	539
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	2,840	3,708
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	4,065	5,102
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (f)	USD604	608
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	359	391
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	1,618	1,634

American Funds Insurance Series 164

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Financials (continued)
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	USD4,927	$ 5,031
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	2,464	2,552
American International Group, Inc. 4.85% 5/7/2030	3,534	3,592
American International Group, Inc. 5.125% 3/27/2033	2,749	2,796
Aon Corp. 5.35% 2/28/2033	1,083	1,116
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,089
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,040
Aon North America, Inc. 5.45% 3/1/2034	2,550	2,621
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,147
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,188
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,847
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,771
Banco Santander, SA 5.147% 8/18/2025	4,000	4,003
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on
9/14/2026) (f)	1,400	1,353
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)	4,295	4,176
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)	2,635	2,635
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)	3,202	3,002
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (f)	339	353
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (f)	1,150	1,132
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (f)	3,691	3,456
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	5,024	5,151
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	20,927	18,255
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	36,155	31,516
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity +
2.65% on 9/16/2025) (e)(f)	4,850	4,866
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (f)	1,858	1,903
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (f)	5,690	5,826
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034) (f)	2,378	2,409
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,412
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	2,074
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	USD2,585	2,605
Block, Inc. 2.75% 6/1/2026	1,975	1,935
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (e)(f)	13,134	12,752
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (e)(f)	3,594	3,332
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034) (e)(f)	4,117	4,266
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025) (e)(f)	4,729	4,691
BPCE SA 0.895% 12/14/2026	JPY100,000	691
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (e)(f)	USD2,150	2,165
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(f)	5,000	5,297
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on
1/18/2029) (e)(f)	1,285	1,323
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (e)(f)	1,845	1,914
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(f)	3,814	3,885
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (e)(f)	4,503	4,617
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (e)(f)	10,005	10,512
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)	10,948	11,326
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (e)(f)	1,900	2,088
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (e)(f)	3,953	4,138
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,699
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (f)	31,095	31,435
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025) (f)	2,430	2,430
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	515	527
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)	1,204	1,282
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	2,920	3,045
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)	2,445	2,535
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	470
Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	2,005
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,485
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,745

165American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Financials (continued)
Citibank, NA 5.803% 9/29/2028	USD4,100	$ 4,288
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,800
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	7,800	7,960
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	5,103	5,081
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	21,543	21,794
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)	990	885
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)	3,090	2,889
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	123	126
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	1,874	1,889
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (f)	15,346	15,898
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (f)	4,518	4,872
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,863
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,464
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,723
Corebridge Financial, Inc. 4.35% 4/5/2042	361	304
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (e)(f)	2,450	2,404
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on
9/10/2026) (e)(f)	2,990	2,889
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on
4/1/2027) (e)(f)	2,975	2,965
Deutsche Bank AG 4.10% 1/13/2026	7,305	7,281
Deutsche Bank AG 4.10% 1/13/2026	857	854
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (f)	27,047	26,776
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	17,595	17,095
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (f)	7,343	7,715
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)	6,271	6,693
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (f)	6,685	6,737
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)	6,750	6,316
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031) (f)	3,235	2,965
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	3,200	3,184
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on
5/25/2026) (e)(f)	1,200	1,170
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)	EUR1,845	2,158
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)	4,230	4,943
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)	3,855	4,999
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)	12,035	15,435
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	390	489
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	USD205	216
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	1,968	1,990
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (f)	11,396	11,863
Five Corners Funding Trust III 5.791% 2/15/2033 (e)	942	980
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (f)	3,030	2,965
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)	13,275	12,820
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	12,997	12,588
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)	3,703	3,598
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)	5,534	5,459
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (f)	4,895	4,935
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	28,930	30,121
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (f)	13,759	13,991
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (f)	2,441	2,449
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	7,315	7,501
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (f)	2,929	2,895
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (f)	24,589	25,225
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	3,160	2,264
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	14,232	13,261
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	9,437	8,351
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	2,000	2,012
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)	1,680	1,711
Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,132
Intesa Sanpaolo SpA 5.71% 1/15/2026 (e)	15,400	15,436

American Funds Insurance Series 166

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Financials (continued)
Intesa Sanpaolo SpA 3.875% 7/14/2027 (e)	USD6,250	$ 6,170
Intesa Sanpaolo SpA 3.875% 1/12/2028 (e)	1,986	1,949
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on
6/20/2053) (e)(f)	5,100	5,727
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	705	677
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	323	316
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)	1,400	1,431
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	20,000	20,196
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	2,678	2,734
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)	8,670	8,783
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)	11,980	11,932
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	6,480	6,730
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	10,724	10,922
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	6,549	6,573
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (f)	4,720	4,838
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	641	556
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	5,313	4,679
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)	17,099	17,407
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034) (f)	2,790	2,762
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	10,233	10,609
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant
Maturity + 1.70% on 10/2/2026) (f)	2,415	2,352
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on
1/19/2028) (e)(f)	1,375	1,420
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity +
1.48% on 8/7/2026) (f)	1,625	1,650
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity +
1.375% on 1/5/2027) (f)	200	203
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity +
1.75% on 1/5/2034) (f)	1,979	2,032
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (f)	6,528	7,081
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (f)	6,357	6,715
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,286
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	246
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,987
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067
(3-month USD CME Term SOFR + 4.222% on 12/15/2037) (e)(f)	1,405	1,544
MetLife, Inc. 3.60% 11/13/2025	3,490	3,481
MetLife, Inc. 5.375% 7/15/2033	1,279	1,332
Metropolitan Life Global Funding I 5.40% 9/12/2028 (e)	840	871
Metropolitan Life Global Funding I 4.85% 1/8/2029 (e)	2,050	2,089
Metropolitan Life Global Funding I 5.15% 3/28/2033 (e)	619	629
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant
Maturity + 0.75% on 7/20/2026) (f)	6,200	6,017
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant
Maturity + 0.67% on 10/13/2026) (f)	2,225	2,149
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029
(1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)	1,430	1,468
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033
(1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)	763	773
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity +
0.75% on 7/9/2026) (f)	1,367	1,327
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity +
1.65% on 7/6/2028) (f)	1,701	1,767
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity +
1.12% on 5/26/2029) (f)	2,020	2,078
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)	13,336	12,940
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)	350	355
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	21,869	22,301
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	21,784	22,631

167American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Financials (continued)
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	USD1,704	$ 1,708
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	4,664	4,782
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	3,031	2,594
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (f)	11,313	11,593
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	3,069	3,108
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (f)	14,060	14,438
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	9,846	10,207
Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,834
MSCI, Inc. 3.25% 8/15/2033 (e)	695	610
NatWest Group PLC 5.847% 3/2/2027
(1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)	3,555	3,587
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on
3/1/2027) (f)	2,170	2,210
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (e)	2,090	2,132
OneMain Finance Corp. 7.125% 3/15/2026	87	88
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)	EUR565	725
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)	165	203
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	1,345	1,760
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	USD4,594	4,759
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	12,265	13,716
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	635	660
Royal Bank of Canada 4.90% 1/12/2028	360	367
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,392
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (f)	5,100	5,319
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (f)	3,706	3,773
Standard Chartered PLC 5.905% 5/14/2035
(1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (e)(f)	546	568
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032) (f)	1,640	1,577
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (f)	2,579	2,635
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,451
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,067
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,089
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	393
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (e)	1,400	1,453
Swedbank AB 6.136% 9/12/2026 (e)	2,100	2,146
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (f)	1,370	1,389
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (f)	2,605	2,636
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)	2,396	2,592
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)	1,741	1,794
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	4,707	4,800
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	1,586	1,657
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)	2,440	2,530
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	2,115	2,129
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)	7,300	7,518
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (f)	2,839	2,804
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)	1,712	1,799
UBS AG 7.50% 2/15/2028	2,445	2,638
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (e)(f)	11,200	10,990
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on
8/10/2026) (e)(f)	6,623	6,407
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on
2/8/2029) (e)(f)	17,490	17,966
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (e)(f)	14,459	15,017
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (e)(f)	9,636	9,438
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on
2/11/2031) (e)(f)	1,392	1,204
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (e)(f)	20,425	18,546
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on
2/11/2032) (e)(f)	4,038	3,524
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032) (e)(f)	5,000	6,184

American Funds Insurance Series 168

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Financials (continued)
UniCredit SpA 4.625% 4/12/2027 (e)	USD1,395	$1,395
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	455
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (f)	6,615	6,524
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	11,151	11,397
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)	1,003	967
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	8,357	8,429
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (f)	4,895	4,964
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	2,545	2,628
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	4,260	4,364
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)	6,025	6,167
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	4,062	4,442
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (f)	198	199
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	13,513	13,954
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	5,719	4,877
		1,215,226

Utilities 4.25%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	930
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,099
Alabama Power Co. 3.00% 3/15/2052	3,219	2,085
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (e)	411	303
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	441
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,074
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	851
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (e)	2,400	2,336
Comision Federal de Electricidad 4.688% 5/15/2029 (e)	3,655	3,573
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,550
DTE Energy Co. 5.10% 3/1/2029	7,900	8,059
DTE Energy Co. 3.00% 3/1/2032	259	236
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	319
Duke Energy Florida, LLC 5.875% 11/15/2033	370	395
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,080
Duke Energy Florida, LLC 3.00% 12/15/2051	293	185
Duke Energy Florida, LLC 5.95% 11/15/2052	575	591
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,709
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,542
Duke Energy Progress, LLC 2.50% 8/15/2050	644	373
Edison International 4.125% 3/15/2028	6,768	6,535
Edison International 6.95% 11/15/2029	1,575	1,638
Electricite de France SA 5.65% 4/22/2029 (e)	1,420	1,474
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on
6/1/2028) (f)	EUR2,800	3,214
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T
Note Constant Maturity + 5.411% on 6/15/2033) (e)(f)	USD1,575	1,780
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,866
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (e)	1,310	1,292
Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,496
Eversource Energy 5.00% 1/1/2027	3,415	3,447
FirstEnergy Corp. 1.60% 1/15/2026	20,066	19,701
FirstEnergy Corp. 2.65% 3/1/2030	16,560	15,212
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,197
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,668
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,600
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,938
Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,201
Georgia Power Co. 4.95% 5/17/2033	1,845	1,860
Georgia Power Co. 5.25% 3/15/2034	3,200	3,265
Georgia Power Co. 3.70% 1/30/2050	190	142

169American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities (continued)
Jersey Central Power & Light Co. 2.75% 3/1/2032 (e)	USD525	$461
Monongahela Power Co. 3.55% 5/15/2027 (e)	1,700	1,676
NiSource, Inc. 5.40% 6/30/2033	650	665
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,283
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,709
Pacific Gas and Electric Co. 2.10% 8/1/2027	2,026	1,919
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	6,876
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,415
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,356
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,858
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	34,617
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	18,759
Pacific Gas and Electric Co. 6.40% 6/15/2033	12,824	13,412
Pacific Gas and Electric Co. 6.95% 3/15/2034	1,294	1,394
Pacific Gas and Electric Co. 5.80% 5/15/2034	5,376	5,378
Pacific Gas and Electric Co. 5.70% 3/1/2035	14,434	14,312
Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,405
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,524	4,458
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,807	10,149
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,410	2,188
PacifiCorp 5.30% 2/15/2031	603	621
PacifiCorp 5.45% 2/15/2034	8,920	9,051
PacifiCorp 3.30% 3/15/2051	325	212
PacifiCorp 2.90% 6/15/2052	586	347
PacifiCorp 5.35% 12/1/2053	3,678	3,310
PacifiCorp 5.50% 5/15/2054	8,738	8,046
PacifiCorp 5.80% 1/15/2055	7,735	7,411
PECO Energy Co. 5.25% 9/15/2054	1,775	1,685
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,798
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,237
Public Service Electric and Gas Co. 5.50% 3/1/2055	1,503	1,484
Southern California Edison Co. 4.90% 6/1/2026	1,177	1,178
Southern California Edison Co. 5.30% 3/1/2028	3,826	3,876
Southern California Edison Co. 4.20% 3/1/2029	8,211	8,042
Southern California Edison Co. 2.85% 8/1/2029	7,858	7,275
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,586
Southern California Edison Co. 2.50% 6/1/2031	5,044	4,383
Southern California Edison Co. 5.45% 6/1/2031	9,875	10,055
Southern California Edison Co. 5.20% 6/1/2034	5,196	5,043
Southern California Edison Co. 5.45% 3/1/2035	1,845	1,812
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,644
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,288
Southern California Edison Co. 5.625% 2/1/2036	7,051	6,866
Southern California Edison Co. 3.60% 2/1/2045	2,417	1,666
Southern California Edison Co. 2.95% 2/1/2051	706	414
Southern California Edison Co. 3.65% 6/1/2051	29	19
Southern California Edison Co. 5.90% 3/1/2055	1,661	1,521
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,481
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,343
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,234
Wisconsin Power and Light Co. 1.95% 9/16/2031	525	451
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	772
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	230
Xcel Energy, Inc. 4.75% 3/21/2028	7,808	7,886
Xcel Energy, Inc. 2.60% 12/1/2029	4,049	3,747
Xcel Energy, Inc. 5.45% 8/15/2033	4,355	4,445
Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,300

		466,306

American Funds Insurance Series 170

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Health care 4.14%
AbbVie, Inc. 5.05% 3/15/2034	USD18,501	$18,844
AbbVie, Inc. 5.35% 3/15/2044	800	785
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,345
AbbVie, Inc. 5.50% 3/15/2064	550	534
Amgen, Inc. 5.507% 3/2/2026	725	725
Amgen, Inc. 5.15% 3/2/2028	5,326	5,444
Amgen, Inc. 4.05% 8/18/2029	7,429	7,345
Amgen, Inc. 2.45% 2/21/2030	5,131	4,700
Amgen, Inc. 5.25% 3/2/2030	2,854	2,942
Amgen, Inc. 4.20% 3/1/2033	8,502	8,164
Amgen, Inc. 5.25% 3/2/2033	20,793	21,300
Amgen, Inc. 4.875% 3/1/2053	3,360	2,937
Amgen, Inc. 4.40% 2/22/2062	196	153
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	7,062
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,406
Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,688
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,134
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,242
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	422
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,234
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,602
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,866
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,535
Centene Corp. 4.25% 12/15/2027	14,860	14,644
Centene Corp. 2.45% 7/15/2028	12,410	11,533
Centene Corp. 4.625% 12/15/2029	14,945	14,546
Centene Corp. 3.375% 2/15/2030	15,718	14,488
Cigna Group (The) 5.125% 5/15/2031	2,095	2,156
Cigna Group (The) 5.25% 2/15/2034	3,745	3,806
CVS Health Corp. 5.125% 2/21/2030	1,720	1,752
CVS Health Corp. 5.25% 1/30/2031	960	982
CVS Health Corp. 5.55% 6/1/2031	3,707	3,852
CVS Health Corp. 5.25% 2/21/2033	2,122	2,137
CVS Health Corp. 5.70% 6/1/2034	7,706	7,938
CVS Health Corp. 5.625% 2/21/2053	40	37
CVS Health Corp. 5.875% 6/1/2053	4,897	4,682
CVS Health Corp. 6.05% 6/1/2054	1,995	1,957
CVS Health Corp. 6.00% 6/1/2063	1,344	1,286
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,356
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,660
Elevance Health, Inc. 4.55% 5/15/2052	271	222
Elevance Health, Inc. 5.125% 2/15/2053	784	701
Elevance Health, Inc. 5.70% 2/15/2055	995	965
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,641
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,962
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,457
HCA, Inc. 5.20% 6/1/2028	4,165	4,256
HCA, Inc. 2.375% 7/15/2031	2,233	1,944
HCA, Inc. 3.625% 3/15/2032	2,400	2,215
HCA, Inc. 4.625% 3/15/2052	226	182
Humana, Inc. 5.375% 4/15/2031	5,530	5,659
Humana, Inc. 5.55% 5/1/2035	1,735	1,745
Humana, Inc. 5.75% 4/15/2054	954	889
Johnson & Johnson 4.80% 6/1/2029	3,970	4,080
Johnson & Johnson 4.90% 6/1/2031	4,175	4,319
Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,966
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,386
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,921
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,311
Roche Holdings, Inc. 1.93% 12/13/2028 (e)	7,545	7,031

171American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Health care (continued)
Roche Holdings, Inc. 4.592% 9/9/2034 (e)	USD765	$757
Roche Holdings, Inc. 2.607% 12/13/2051 (e)	645	395
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	302
Stryker Corp. 4.85% 2/10/2030	1,235	1,260
Stryker Corp. 5.20% 2/10/2035	1,110	1,132
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,080
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,874
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,460
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	4,063
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,935	3,327
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	725	741
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	37,896	27,295
UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,408
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	401
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	417
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,935
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,602
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,125
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	956
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	772
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	380
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,165
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	59
Viatris, Inc. 4.00% 6/22/2050	3,750	2,500

		454,479

Consumer discretionary 3.71%
Allied Universal Holdco, LLC 4.625% 6/1/2028 (e)	335	325
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,626
Amazon.com, Inc. 3.45% 4/13/2029	600	589
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,670
Amazon.com, Inc. 4.10% 4/13/2062	470	369
Atlas LuxCo 4 SARL 4.625% 6/1/2028 (e)	255	247
Bath & Body Works, Inc. 6.875% 11/1/2035	14,740	15,308
BMW US Capital, LLC 3.45% 4/1/2027 (e)	1,075	1,059
BMW US Capital, LLC 3.70% 4/1/2032 (e)	1,350	1,259
Carnival Corp. 6.125% 2/15/2033 (e)	4,115	4,213
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (e)	794	802
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (e)	3,567	3,523
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (e)	1,320	1,339
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (e)	832	855
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (e)	3,230	3,015
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (e)	565	578
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (e)	8,174	7,096
Daimler Trucks Finance North America, LLC 5.375% 1/13/2032 (e)	430	437
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033 (e)	691	701
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (e)	246	247
Daimler Trucks Finance North America, LLC 5.625% 1/13/2035 (e)	3,395	3,457
Ford Motor Co. 3.25% 2/12/2032	620	523
Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	863
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	765
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	195
Ford Motor Credit Co., LLC 5.125% 11/5/2026	9,695	9,675
Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,479
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,171
Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,542
Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	482
Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	38,603

American Funds Insurance Series 172

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)
Ford Motor Credit Co., LLC 3.815% 11/2/2027	USD3,990	$ 3,853
Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,842
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,284
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,099
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	790
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	969
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,756
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,639
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,312
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,266
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,069
Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,953
Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,070
Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	714
General Motors Co. 6.125% 10/1/2025	13,888	13,913
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,517
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,420
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,000	10,126
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,129
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,216
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	2,905
Hanesbrands, Inc. 9.00% 2/15/2031 (e)	528	560
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,882
Home Depot, Inc. 4.75% 6/25/2029	1,849	1,888
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,626
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,809
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,644
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,147
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,662
Hyundai Capital America 1.80% 10/15/2025 (e)	13,274	13,164
Hyundai Capital America 6.25% 11/3/2025 (e)	825	828
Hyundai Capital America 1.30% 1/8/2026 (e)	6,000	5,897
Hyundai Capital America 5.50% 3/30/2026 (e)	705	709
Hyundai Capital America 1.50% 6/15/2026 (e)	7,475	7,259
Hyundai Capital America 1.65% 9/17/2026 (e)	7,275	7,024
Hyundai Capital America 3.00% 2/10/2027 (e)	9,000	8,784
Hyundai Capital America 5.275% 6/24/2027 (e)	1,650	1,672
Hyundai Capital America 2.375% 10/15/2027 (e)	7,543	7,176
Hyundai Capital America 5.60% 3/30/2028 (e)	1,385	1,419
Hyundai Capital America 5.30% 6/24/2029 (e)	1,523	1,551
Hyundai Capital America 5.15% 3/27/2030 (e)	25,720	26,038
Hyundai Capital America 5.40% 6/24/2031 (e)	3,365	3,444
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (e)	3,695	3,622
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,545
Marriott International, Inc. 4.90% 4/15/2029	653	665
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,377
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,342
McDonald’s Corp. 4.95% 3/3/2035	786	786
McDonald’s Corp. 4.45% 3/1/2047	3,535	2,991
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,133
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (e)	267	245
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,275
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,737
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,636
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	727
Travel + Leisure Co. 6.625% 7/31/2026 (e)	675	683

173American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (e)	USD1,635	$ 1,642
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (e)	5,190	5,525
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (e)	410	407
		407,376

Energy 2.63%
Antero Resources Corp. 5.375% 3/1/2030 (e)	280	282
APA Corp. 4.25% 1/15/2030 (e)	2,465	2,361
Apache Corp. 4.625% 11/15/2025	645	644
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	395	401
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,101
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	753
Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,763
Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,586
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,567
Cenovus Energy, Inc. 5.25% 6/15/2037	289	273
Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
Chevron Corp. 2.954% 5/16/2026	3,365	3,327
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	22,400	22,677
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (e)	268	283
Devon Energy Corp. 5.75% 9/15/2054	2,068	1,863
Diamondback Energy, Inc. 5.55% 4/1/2035	9,020	9,122
Ecopetrol SA 8.875% 1/13/2033	15,325	15,820
Energy Transfer, LP 5.25% 7/1/2029	979	1,003
Energy Transfer, LP 6.40% 12/1/2030	479	516
Eni SpA 5.50% 5/15/2034 (e)	359	362
Eni SpA 5.95% 5/15/2054 (e)	222	215
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,461
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,177
Equinor ASA 3.625% 9/10/2028	4,928	4,862
Equinor ASA 3.125% 4/6/2030	20,000	19,094
Equinor ASA 3.25% 11/18/2049	5,687	3,979
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,590
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,620
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	11,320	11,460
Hess Midstream Operations, LP 5.875% 3/1/2028 (e)	1,470	1,493
Occidental Petroleum Corp. 6.625% 9/1/2030	5,120	5,417
Occidental Petroleum Corp. 5.55% 10/1/2034	5,200	5,106
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (e)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (e)	1,715	1,673
Oleoducto Central SA 4.00% 7/14/2027	350	341
Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,998
Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,143
Petroleos Mexicanos 6.875% 8/4/2026	2,965	2,968
Petroleos Mexicanos 6.49% 1/23/2027	20,653	20,562
Petroleos Mexicanos 6.50% 3/13/2027	35,154	34,932
Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,354
Petroleos Mexicanos 8.75% 6/2/2029	14,185	14,705
Petroleos Mexicanos 6.84% 1/23/2030	11,164	10,793
Petroleos Mexicanos 5.95% 1/28/2031	4,681	4,236
Petroleos Mexicanos 6.70% 2/16/2032	15,755	14,652
Petroleos Mexicanos 6.50% 6/2/2041	645	480
Petroleos Mexicanos 6.375% 1/23/2045	259	184
Petroleos Mexicanos 6.75% 9/21/2047	4,589	3,327
Petroleos Mexicanos 6.35% 2/12/2048	352	245
Petroleos Mexicanos 7.69% 1/23/2050	5,874	4,624
Petroleos Mexicanos 6.95% 1/28/2060	6,406	4,607
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)	6,770	6,362

American Funds Insurance Series 174

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Energy (continued)
Shell Finance US, Inc. 2.75% 4/6/2030	USD377	$354
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027 (e)	809	814
TotalEnergies Capital International SA 3.455% 2/19/2029	885	866
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,377

		288,794

Industrials 1.88%
ADT Security Corp. 4.125% 8/1/2029 (e)	510	493
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041 (e)	730	550
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (e)	565	398
Air Lease Corp. 2.875% 1/15/2026	10,172	10,070
Air Lease Corp. 2.20% 1/15/2027	4,341	4,204
Air Lease Corp. 5.20% 7/15/2031	3,650	3,732
BAE Systems PLC 5.00% 3/26/2027 (e)	1,200	1,214
BAE Systems PLC 5.125% 3/26/2029 (e)	3,482	3,570
BAE Systems PLC 5.25% 3/26/2031 (e)	2,156	2,230
BAE Systems PLC 5.30% 3/26/2034 (e)	570	583
Boeing Co. (The) 2.75% 2/1/2026	11,211	11,085
Boeing Co. (The) 2.196% 2/4/2026	9,781	9,630
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,294
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,646
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,337
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,457
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,861
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,594
Boeing Co. (The) 5.15% 5/1/2030	25,342	25,812
Boeing Co. (The) 3.625% 2/1/2031	751	708
Boeing Co. (The) 6.388% 5/1/2031	5,632	6,055
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,501
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	1,029
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	421
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,185
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (e)	1,260	1,270
CSX Corp. 4.10% 11/15/2032	1,886	1,830
CSX Corp. 5.20% 11/15/2033	1,333	1,379
CSX Corp. 4.50% 11/15/2052	4,470	3,773
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (e)	978	1,003
General Dynamics Corp. 3.75% 5/15/2028	479	477
General Dynamics Corp. 3.625% 4/1/2030	387	377
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,157
LG Energy Solution, Ltd. 5.25% 4/2/2028 (e)	13,205	13,260
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (e)	2,690	2,655
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,793
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,394
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,901
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,011
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,398
Republic Services, Inc. 5.00% 4/1/2034	15	15
RTX Corp. 5.75% 11/8/2026	550	560
RTX Corp. 3.125% 5/4/2027	4,551	4,464
RTX Corp. 4.125% 11/16/2028	4,974	4,956
RTX Corp. 5.75% 1/15/2029	410	430
RTX Corp. 6.00% 3/15/2031	550	591
RTX Corp. 2.375% 3/15/2032	451	393
RTX Corp. 6.10% 3/15/2034	401	434
RTX Corp. 2.82% 9/1/2051	665	411
RTX Corp. 3.03% 3/15/2052	1,190	764
RTX Corp. 6.40% 3/15/2054	1,006	1,104

175American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials (continued)
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (e)	USD2,550	$ 2,254
Triton Container International, Ltd. 3.15% 6/15/2031 (e)	2,482	2,156
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,150
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,109
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,067
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,733
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,141
Union Pacific Corp. 2.95% 3/10/2052	1,405	897
Union Pacific Corp. 5.60% 12/1/2054	470	468
United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,502
Veralto Corp. 5.50% 9/18/2026	350	354
Veralto Corp. 5.35% 9/18/2028	2,450	2,526
Veralto Corp. 5.45% 9/18/2033	1,680	1,734
Waste Management, Inc. 1.50% 3/15/2031	419	358
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,200

		206,108

Communication services 1.64%
AT&T, Inc. 1.70% 3/25/2026	17,807	17,453
AT&T, Inc. 1.65% 2/1/2028	4,700	4,410
AT&T, Inc. 4.30% 2/15/2030	15,940	15,893
AT&T, Inc. 2.55% 12/1/2033	12,748	10,673
AT&T, Inc. 5.40% 2/15/2034	442	455
AT&T, Inc. 4.50% 5/15/2035	174	166
CCO Holdings, LLC 5.125% 5/1/2027 (e)	4,800	4,788
CCO Holdings, LLC 4.75% 2/1/2032 (e)	1,265	1,201
CCO Holdings, LLC 4.25% 1/15/2034 (e)	3,875	3,452
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,424
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,403
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,029
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,550
Charter Communications Operating, LLC 4.80% 3/1/2050	5,134	4,111
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,679
Charter Communications Operating, LLC 3.90% 6/1/2052	6,148	4,223
Charter Communications Operating, LLC 5.25% 4/1/2053	1,065	905
Comcast Corp. 3.15% 2/15/2028	7,200	7,015
Comcast Corp. 4.55% 1/15/2029	1,610	1,628
Comcast Corp. 4.80% 5/15/2033	1,841	1,838
Comcast Corp. 2.887% 11/1/2051	18	11
Comcast Corp. 5.65% 6/1/2054	3,313	3,222
Comcast Corp. 5.50% 5/15/2064	250	233
Netflix, Inc. 4.90% 8/15/2034	645	658
Netflix, Inc. 5.40% 8/15/2054	127	125
News Corp. 5.125% 2/15/2032 (e)	1,300	1,273
SBA Tower Trust 1.631% 11/15/2026 (e)	6,741	6,470
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	675	649
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	12,000	10,674
T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,350
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,950
T-Mobile USA, Inc. 4.95% 3/15/2028	705	717
T-Mobile USA, Inc. 4.80% 7/15/2028	175	177
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,764
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,372
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,378
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,070
T-Mobile USA, Inc. 5.05% 7/15/2033	832	838
T-Mobile USA, Inc. 5.75% 1/15/2034	730	765
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,538

American Funds Insurance Series 176

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Communication services (continued)
T-Mobile USA, Inc. 6.00% 6/15/2054	USD920	$937
T-Mobile USA, Inc. 5.50% 1/15/2055	406	385
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,882
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,528
Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,393
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,513
Verizon Communications, Inc. 3.55% 3/22/2051	625	447
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,983
Vodafone Group PLC 4.25% 9/17/2050	3,050	2,379
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,051
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	84
ZipRecruiter, Inc. 5.00% 1/15/2030 (e)	490	419
		179,531

Consumer staples 1.54%
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,582
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,349
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,683
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,125
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,227
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,383
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,661
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,102
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,069
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,389
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,458
BAT Capital Corp. 5.65% 3/16/2052	120	112
BAT International Finance PLC 1.668% 3/25/2026	4,070	3,986
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,930
Campbell’s Co. (The) 5.20% 3/21/2029	726	744
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,384
Constellation Brands, Inc. 4.35% 5/9/2027	890	891
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,632
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,289
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,966
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,783
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,342
Imperial Brands Finance PLC 4.50% 6/30/2028 (e)	12,545	12,546
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,853
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	554
Mars, Inc. 4.80% 3/1/2030 (e)	4,670	4,733
Mars, Inc. 5.00% 3/1/2032 (e)	3,640	3,690
Mars, Inc. 5.20% 3/1/2035 (e)	15,670	15,866
Mars, Inc. 5.65% 5/1/2045 (e)	2,371	2,378
Mars, Inc. 5.70% 5/1/2055 (e)	13,235	13,212
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,459
Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,514
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,881
Philip Morris International, Inc. 5.125% 2/15/2030	982	1,011
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,774
Philip Morris International, Inc. 4.75% 11/1/2031	830	837
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,699
Walmart, Inc. 4.10% 4/15/2033	1,206	1,178
Walmart, Inc. 4.50% 4/15/2053	1,416	1,241

		168,513

177American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate 0.82%
American Tower Corp. 3.65% 3/15/2027	USD1,375	$ 1,359
Boston Properties, LP 2.90% 3/15/2030	4,630	4,256
Boston Properties, LP 3.25% 1/30/2031	463	425
Boston Properties, LP 2.55% 4/1/2032	1,674	1,413
Boston Properties, LP 2.45% 10/1/2033	1,335	1,067
Boston Properties, LP 6.50% 1/15/2034	10,849	11,621
Boston Properties, LP 5.75% 1/15/2035	11,874	11,957
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,038
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,369
COPT Defense Properties, LP 2.90% 12/1/2033	564	464
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (e)	395	350
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,924
Equinix, Inc. 2.90% 11/18/2026	2,762	2,708
Equinix, Inc. 3.20% 11/18/2029	887	842
Equinix, Inc. 3.90% 4/15/2032	1,155	1,094
FibraSOMA 4.375% 7/22/2031 (e)	1,475	1,152
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	1,755	1,743
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	2,755	2,626
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	3,135	2,895
Iron Mountain, Inc. 5.25% 3/15/2028 (e)	3,020	3,009
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	675	666
Iron Mountain, Inc. 6.25% 1/15/2033 (e)	4,395	4,522
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,112
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (e)	4,683	4,900
Prologis, LP 4.875% 6/15/2028	1,040	1,061
Prologis, LP 4.75% 6/15/2033	1,409	1,406
Prologis, LP 5.125% 1/15/2034	6,175	6,254
Prologis, LP 5.00% 3/15/2034	360	361
Prologis, LP 5.25% 6/15/2053	117	110
Service Properties Trust 3.95% 1/15/2028	1,710	1,581
Service Properties Trust 8.625% 11/15/2031 (e)	3,040	3,266
VICI Properties, LP 4.75% 2/15/2028	6,844	6,884

		89,435

Information technology 0.77%
Analog Devices, Inc. 2.10% 10/1/2031	270	236
Analog Devices, Inc. 5.05% 4/1/2034	717	735
Analog Devices, Inc. 2.80% 10/1/2041	521	379
Broadcom Corp. 3.875% 1/15/2027	5,966	5,927
Broadcom, Inc. 5.05% 7/12/2027	2,545	2,582
Broadcom, Inc. 4.00% 4/15/2029 (e)	609	601
Broadcom, Inc. 5.05% 7/12/2029	2,177	2,230
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,337
Broadcom, Inc. 4.15% 4/15/2032 (e)	630	607
Broadcom, Inc. 3.469% 4/15/2034 (e)	11,652	10,413
Broadcom, Inc. 4.80% 10/15/2034	1,063	1,051
Broadcom, Inc. 3.137% 11/15/2035 (e)	847	715
Broadcom, Inc. 4.926% 5/15/2037 (e)	2,879	2,796
Cisco Systems, Inc. 4.95% 2/26/2031	991	1,020
Cisco Systems, Inc. 5.05% 2/26/2034	843	863
Cisco Systems, Inc. 5.10% 2/24/2035	2,675	2,739
Cisco Systems, Inc. 5.30% 2/26/2054	784	761
Fair Isaac Corp. 6.00% 5/15/2033 (e)	1,300	1,315
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,421
Oracle Corp. 1.65% 3/25/2026	4,867	4,768
Oracle Corp. 4.80% 8/3/2028	615	625
Oracle Corp. 5.25% 2/3/2032	1,340	1,375
Oracle Corp. 5.50% 8/3/2035	2,374	2,428

American Funds Insurance Series 178

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Information technology (continued)
ServiceNow, Inc. 1.40% 9/1/2030	USD726	$630
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,649
Synopsys, Inc. 5.70% 4/1/2055	8,055	8,015

		84,218

Materials 0.55%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,120
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	141
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)	700	555
Celanese US Holdings, LLC 6.415% 7/15/2027	6,297	6,525
Celanese US Holdings, LLC 6.85% 11/15/2028	3,575	3,759
Celanese US Holdings, LLC 6.58% 7/15/2029	8,862	9,242
Celanese US Holdings, LLC 7.05% 11/15/2030	4,530	4,771
Celanese US Holdings, LLC 6.629% 7/15/2032	800	839
Celanese US Holdings, LLC 7.20% 11/15/2033	1,031	1,095
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (e)	834	846
Dow Chemical Co. (The) 5.15% 2/15/2034	452	452
Dow Chemical Co. (The) 5.35% 3/15/2035	199	198
Dow Chemical Co. (The) 5.55% 11/30/2048	142	130
Dow Chemical Co. (The) 6.90% 5/15/2053	62	67
Dow Chemical Co. (The) 5.60% 2/15/2054	504	459
Methanex Corp. 5.125% 10/15/2027	510	509
NOVA Chemicals Corp. 8.50% 11/15/2028 (e)	205	217
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)	425	409
OCI NV 6.70% 3/16/2033 (e)	950	1,052
POSCO 5.75% 1/17/2028 (e)	745	766
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,281

		60,433

Total corporate bonds, notes & loans		3,620,419
U.S. Treasury bonds & notes 19.60%

U.S. Treasury 18.98%
U.S. Treasury 3.00% 7/15/2025	97,643	97,593
U.S. Treasury 5.00% 9/30/2025	1,090	1,092
U.S. Treasury 5.00% 10/31/2025	27,980	28,042
U.S. Treasury 2.25% 11/15/2025	6,785	6,734
U.S. Treasury 4.25% 12/31/2025	4,994	4,995
U.S. Treasury 3.625% 5/15/2026	1,926	1,919
U.S. Treasury 4.625% 6/30/2026	198	199
U.S. Treasury 4.375% 7/31/2026	271	272
U.S. Treasury 0.75% 8/31/2026	8,871	8,551
U.S. Treasury 4.625% 11/15/2026	3,589	3,625
U.S. Treasury 4.00% 1/15/2027	3,741	3,750
U.S. Treasury 1.875% 2/28/2027	4,000	3,877
U.S. Treasury 2.625% 5/31/2027	43,530	42,635
U.S. Treasury 3.875% 5/31/2027	29,928	30,048
U.S. Treasury 3.75% 6/30/2027	233,196	233,351
U.S. Treasury 2.25% 11/15/2027	105,830	102,343
U.S. Treasury 6.125% 11/15/2027	24,000	25,319
U.S. Treasury 1.125% 2/29/2028	9,895	9,253
U.S. Treasury 4.00% 2/29/2028	4,750	4,786
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 3.875% 6/15/2028	90,271	90,747
U.S. Treasury 1.00% 7/31/2028	5,630	5,190
U.S. Treasury 1.125% 8/31/2028	13,555	12,516
U.S. Treasury 5.25% 11/15/2028	5,700	5,973
U.S. Treasury 2.375% 5/15/2029	4,070	3,872

179American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)
U.S. Treasury 4.00% 7/31/2029	USD334	$337
U.S. Treasury 3.875% 12/31/2029	44,049	44,235
U.S. Treasury 3.75% 5/31/2030	13,300	13,270
U.S. Treasury 4.00% 5/31/2030	23,286	24,077
U.S. Treasury 3.875% 6/30/2030	207,879	208,683
U.S. Treasury 4.125% 8/31/2030	11,215	11,377
U.S. Treasury 4.875% 10/31/2030	92,133	96,710
U.S. Treasury 4.125% 10/31/2031	1,408	1,423
U.S. Treasury 4.125% 11/30/2031	985	995
U.S. Treasury 4.00% 6/30/2032	39,211	39,233
U.S. Treasury 4.125% 11/15/2032	114	115
U.S. Treasury 4.375% 5/15/2034	100	102
U.S. Treasury 3.875% 8/15/2034	6,145	6,000
U.S. Treasury 4.25% 5/15/2035 (i)	217,126	217,415
U.S. Treasury 4.25% 5/15/2039 (i)	125,497	122,211
U.S. Treasury 1.375% 11/15/2040	24,540	15,629
U.S. Treasury 1.875% 2/15/2041	24,272	16,696
U.S. Treasury 4.75% 2/15/2041	75,066	76,057
U.S. Treasury 2.00% 11/15/2041	57	39
U.S. Treasury 2.375% 2/15/2042	2,701	1,964
U.S. Treasury 3.25% 5/15/2042	10,848	8,972
U.S. Treasury 5.00% 5/15/2045	108,592	111,536
U.S. Treasury 3.00% 2/15/2049	124,633	91,812
U.S. Treasury 2.875% 5/15/2049	19,228	13,799
U.S. Treasury 2.875% 5/15/2052	990	697
U.S. Treasury 4.00% 11/15/2052	7,328	6,412
U.S. Treasury 4.125% 8/15/2053	213	190
U.S. Treasury 4.625% 2/15/2055 (i)	228,046	221,971
U.S. Treasury 4.75% 5/15/2055	2,905	2,888

		2,081,540

U.S. Treasury inflation-protected securities 0.62%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (j)	5,495	5,493
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (j)	6,045	5,977
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (j)	11,474	11,488
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (j)	5,974	6,073
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (j)	—(c)	—(c)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (j)	2,337	1,852
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (j)	13,940	12,763
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (j)	24,528	23,721
		67,367

Total U.S. Treasury bonds & notes		2,148,907
Asset-backed obligations 5.42%

Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (a)(e)	4	4
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)	9,848	9,853
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)	11,785	11,841
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)	3,485	3,502
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (a)(e)	200	200
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(e)	2,787	2,789
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (a)	431	434
American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028 (a)(e)	1,843	1,846
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (a)(e)	2,622	2,611
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (a)(e)	396	394
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (a)	581	575
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)	2,613	2,562
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(e)	4,926	4,986

American Funds Insurance Series 180

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)	USD13,550	$13,516
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026 (a)(e)	2,563	2,557
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(e)	2,427	2,400
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(e)	623	617
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(e)	1,279	1,271
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(e)	3,445	3,347
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(e)	531	515
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(e)	193	187
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(e)	6,724	6,864
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)	1,348	1,365
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(e)	5,059	5,263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(e)	4,665	4,795
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(e)	5,541	5,594
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(e)	208	203
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A,
2.443% 7/15/2046 (a)(e)	3,080	2,892
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B,
3.446% 7/15/2046 (a)(e)	354	333
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(e)	1,183	1,185
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (a)	160	161
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (a)	266	267
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (a)	2,571	2,575
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)	1,400	1,413
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)	6,424	6,450
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(e)	13,328	13,517
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027 (a)(e)	27	27
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(e)	388	391
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)	65	63
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (a)(e)	172	177
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)	13,731	12,661
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(e)	5,358	4,964
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(e)	597	561
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)	196	189
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)	18,497	18,303
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)	1,907	1,765
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(e)	3,362	3,327
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(e)	364	328
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)	5,994	5,770
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(e)	1,898	1,785
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)	14,984	15,034
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)	6,572	6,618
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(e)	622	630
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(e)	1,556	1,568
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(e)	799	817
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(e)	6,872	6,882
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(e)	1,538	1,432
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(e)	3,114	2,902
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(e)	285	261
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)	1,237	1,241
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(e)	1,076	1,077
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028 (a)(e)	921	920
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	1,107	1,108
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027 (a)(e)	166	165
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(e)	819	832
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(e)	846	881
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)	262	241
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(e)	2,594	2,605
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(e)	9,326	9,341
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(e)	897	896
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(e)	260	260
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(e)	10,564	10,643

181American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(e)	USD7,961	$ 8,088
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(e)	4,046	4,075
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)	1,218	1,199
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027 (a)	34	34
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (a)	3,989	4,012
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	418	421
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	271	270
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	758	774
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	462	470
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(e)	1,014	1,105
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (a)(e)	561	562
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (a)(e)	312	315
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (a)(e)	454	463
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (a)(e)	307	309
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (a)	703	707
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (a)	597	605
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(e)	4,218	4,283
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(e)	5,833	5,860
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(e)	1,411	1,330
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)	1,071	986
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(e)	119	109
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(e)	1,838	1,756
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(e)	6,720	6,222
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(e)	1,869	1,743
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(e)	1,574	1,458
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027 (a)(e)	1,197	1,198
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(e)	1,079	1,080
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)	1,053	1,056
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)	561	567
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)	507	519
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(e)	2,399	2,398
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(e)	1,521	1,536
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (a)	457	457
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)	101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (a)	434	436
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (a)	320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(e)	4,815	4,929
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(e)	2,703	2,806
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(e)	3,984	4,173
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(e)	1,600	1,616
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030 (a)(e)	948	977
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(e)	330	334
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(e)	1,174	1,122
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)	17,770	17,097
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)	1,264	1,209
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(e)	859	824
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)	3,007	3,057
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	190	191
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (a)	188	189
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)	9,124	9,145
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (a)	139	140
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (a)	160	163
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (a)(e)	84	84
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (a)(e)	296	297
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(e)	438	440
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(e)	993	997
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(e)	775	776
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)	615	618
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(e)	848	861
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)	1,361	1,375
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(e)	3,223	3,300

American Funds Insurance Series 182

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(e)	USD714	$ 732
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(e)	623	632
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(e)	483	502
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)	123	126
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (a)	1,050	1,064
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(e)	698	704
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)	7,005	7,052
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (a)(e)	8,461	8,466
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(e)	7,140	7,186
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(e)	1,609	1,449
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(e)	940	842
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(e)	598	541
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)	3,380	3,163
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 5.404%
3/15/2057 (a)(b)(e)	16,395	16,301
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(e)	165	154
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(e)	2,818	2,652
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(e)	6,417	6,005
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172%
4/20/2062 (a)(b)(e)	2,117	2,107
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)	50,765	47,836
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513%
7/25/2030 (a)(b)(e)	121	122
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)	598	603
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(e)	5,287	5,313
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)	2,314	2,303
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(e)	482	480
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(e)	2,782	2,783
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(e)	3,502	3,530
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (a)(e)	1,721	1,720
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.454%
8/16/2027 (a)(b)(e)	1,393	1,394
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(e)	1,710	1,725
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(e)	4,558	4,589
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028 (a)(e)	909	923
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)	4,870	4,861
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(e)	1,652	1,661
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027 (a)(e)	5,088	5,119
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD CME Term SOFR +
1.364%) 5.684% 7/25/2051 (a)(b)(e)	179	179
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027 (a)	215	214
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	1,700	1,702
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027 (a)	512	510
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	585	586
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	630	630
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)	700	709
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(e)	4,791	4,803
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(e)	2,182	2,198
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(e)	558	562
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(e)	361	368
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(e)	2,186	2,050
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(e)	403	375
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(e)	646	663
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%)
5.854% 11/15/2052 (a)(b)(e)	713	721
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)	6,704	6,788
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)	1,899	1,772
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)	1,667	1,612
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)	181	178
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)	462	443
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(e)	529	506

183American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)	USD995	$961
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(e)	1,950	1,838
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(e)	792	760
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)	1,532	1,433
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(e)	4,739	4,364
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(e)	265	244
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(e)	4,000	3,736
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(e)	3,293	3,096
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(e)	99	89
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)	7,680	7,145
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(e)	2,674	2,445
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(e)	260	236
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (a)	7,985	8,003
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(e)	5,380	5,466
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026 (a)(e)	206	206
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (a)(e)	2,559	2,565
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (a)(e)	3,052	3,070
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(e)	1,175	1,182
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)	2,219	2,251
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)	1,236	1,267
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(e)	12,088	12,160
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(e)	9,695	9,747
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)	273	274
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (a)	232	235
		594,080
Municipals 1.46%

California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,439

Illinois 1.30%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319%
11/1/2029	65	64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138%
12/1/2039	31,050	28,815
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519%
12/1/2040	8,945	8,386
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds),
Series 2009-G, 1.75% 12/15/2025	2,500	2,457
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	102,799	103,195

		142,917

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,714

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B,
3.236% 10/1/2052	4,075	2,784

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,510	4,411

Total municipals		160,265
Bonds & notes of governments & government agencies outside the U.S. 1.06%

Chile (Republic of) 4.00% 1/31/2052	580	448

American Funds Insurance Series 184
The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Colombia (Republic of) 7.50% 2/2/2034	USD2,530	$2,522
Dominican Republic 5.95% 1/25/2027 (e)	8,100	8,190
Dominican Republic 7.05% 2/3/2031 (e)	680	714
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	12,114
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	10,071
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	30,443
Japan 3.10% 3/20/2065	JPY1,968,100	13,705
Japan, Series 86, 2.40% 3/20/2055	1,908,300	12,173
Paraguay (Republic of) 5.00% 4/15/2026	USD285	285
Poland (Republic of) 5.75% 11/16/2032	555	587
Poland (Republic of) 4.875% 10/4/2033	830	826
United Mexican States 6.00% 5/13/2030	2,960	3,067
United Mexican States 6.00% 5/7/2036	14,755	14,599
United Mexican States 6.875% 5/13/2037	3,200	3,345
United Mexican States 7.375% 5/13/2055	3,090	3,197

		116,286
Federal agency bonds & notes 0.11%

Fannie Mae 2.125% 4/24/2026	11,910	11,725

Total bonds, notes & other debt instruments (cost: $10,550,957,000)		10,443,759

Common stocks 0.00%				Shares

Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (e)				555	13
FORESEA Holding SA, Class B (e)				61	1
Total common stocks (cost: $9,000)					14
Short-term securities 6.80%

Money market investments 6.80%

Capital Group Central Cash Fund 4.35% (k)(l)				7,457,964	745,797
Total short-term securities (cost: $745,710,000)					745,797

Total investment securities 102.04% (cost: $11,296,676,000)					11,189,570
Other assets less liabilities (2.04)%					(224,007)

Net assets 100.00%					$10,965,563
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2025
Contracts	Type	contracts	date	(000)	(000)

30 Day Federal Funds Futures	Long	33	8/1/2025	USD13,156	$ (29)
30 Day Federal Funds Futures	Long	380	9/2/2025	151,569	(11)
3 Month SOFR Futures	Long	3,768	9/17/2025	901,164	(132)
3 Month SOFR Futures	Short	7,493	3/18/2026	(1,804,502)	(2,876)
2 Year U.S. Treasury Note Futures	Long	7,288	10/3/2025	1,516,075	3,980
5 Year U.S. Treasury Note Futures	Long	14,759	10/3/2025	1,608,731	16,573
10 Year Euro-Bund Futures	Short	399	9/10/2025	(61,171)	317
10 Year Japanese Government Bond Futures	Short	76	9/22/2025	(73,369)	(249)

185American Funds Insurance Series

The Bond Fund of America® (continued)

Futures contracts (continued)

								Value and
								unrealized
								appreciation
							Notional	(depreciation)
					Number of	Expiration	amount	at 6/30/2025
Contracts				Type	contracts	date	(000)	(000)

10 Year U.S. Treasury Note Futures				Long	5,413	9/30/2025	USD606,933	$11,168
10 Year Ultra U.S. Treasury Note Futures				Long	472	9/30/2025	53,933	986
20 Year U.S. Treasury Bond Futures				Long	17	9/30/2025	1,963	55
30 Year Ultra U.S. Treasury Bond Futures				Long	2,688	9/30/2025	320,208	11,557

								$41,339
Forward currency contracts

								Unrealized
	Contract amount							appreciation
								(depreciation)

Currency purchased		Currency sold					Settlement	at 6/30/2025
	(000)		(000)		Counterparty		date	(000)

EUR	15,927	USD	18,685		HSBC Bank		7/1/2025	$ 78
USD	18,048	EUR	15,927		BNP Paribas		7/1/2025	(715)
BRL	24,015	USD	4,192		Citibank		7/14/2025	212
USD	39,177	EUR	34,264		BNP Paribas		7/15/2025	(1,228)
JPY	7,850,983	USD	54,424		Citibank		7/16/2025	200
JPY	1,271,230	USD	8,809		Goldman Sachs		7/16/2025	36
USD	7,336	EUR	6,377		Bank of America		7/16/2025	(185)
JPY	3,901,364	EUR	23,501		JPMorgan Chase		7/16/2025	(571)
USD	84,956	JPY	12,198,797		JPMorgan Chase		7/17/2025	71
JPY	1,414,255	USD	9,801		Goldman Sachs		7/17/2025	40
USD	8,718	JPY	1,259,985		JPMorgan Chase		7/17/2025	(49)
USD	11,977	JPY	1,738,295		UBS AG		7/28/2025	(135)
USD	18,735	EUR	15,927		HSBC Bank		8/11/2025	(81)

								$(2,327)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
	Receive		Pay				premium	appreciation
					Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2025	(received)	at 6/30/2025
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

4.4555%	Annual	SOFR	Annual	12/6/2025	USD35,525	$ 25	$—	$ 25
SOFR	Annual	4.186%	Annual	2/18/2027	USD30,500	(287)	—	(287)
SOFR	Annual	3.39981%	Annual	3/31/2027	USD88,200	211	—	211
SOFR	Annual	3.62%	Annual	6/30/2027	USD40,816	(163)	—	(163)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	770	—	770
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(401)	—	(401)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	44	—	44
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	(12)	—	(12)
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	(18)	—	(18)
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	(23)	—	(23)
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	(23)	—	(23)
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	(33)	—	(33)
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	(69)	—	(69)

American Funds Insurance Series 186

The Bond Fund of America® (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

									Upfront	Unrealized
Receive			Pay						premium	appreciation
					Notional		Value at		paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2025		(received)		at 6/30/2025
Rate	frequency	Rate	frequency	date		(000)	(000)		(000)	(000)

SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465		$ (684)		$—	$ (684)
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240		(170)		—	(170)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790		(170)		—	(170)
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774		(46)		—	(46)
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301		(86)		—	(86)
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301		(87)		—	(87)
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484		(165)		—	(165)
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910		(81)		—	(81)
SOFR	Annual	3.762%	Annual	4/30/2032	USD26,088		(412)		—	(412)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295		18		—	18
SOFR	Annual	3.871%	Annual	3/4/2034	USD25,128		(459)		—	(459)
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965		396		—	396

							$(1,925)		$—	$(1,925)
Bilateral interest rate swaps

									Upfront	Unrealized
Receive		Pay							premium	appreciation
						Notional	Value at		paid	(depreciation)

	Payment		Payment		Expiration	amount	6/30/2025		(received)	at 6/30/2025
Rate	frequency	Rate	frequency	Counterparty	date	(000)		(000)	(000)	(000)

14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$1,615		$—	$1,615
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380		773	—	773
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180		191	—	191
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL76,120		126	—	126
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000		67	—	67
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000		24	—	24
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300		10	—	10
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820		(5)	—	(5)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300		(6)	—	(6)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300		(123)	—	(123)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509		(174)	—	(174)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753		(176)	—	(176)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500		(191)	—	(191)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020		(351)	—	(351)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900		(357)	—	(357)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919		(378)	—	(378)

							$1,045		$—	$1,045
Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection
									Upfront	Unrealized
								premium		appreciation
					Notional	Value at			paid	(depreciation)
Reference	Financing		Payment	Expiration	amount	6/30/2025		(received)		at 6/30/2025
index	rate paid		frequency	date	(000)	(000)			(000)	(000)

CDX.NA.HY.44	5.00%		Quarterly	6/20/2030	USD94,715	$(7,109)			$(4,510)	$(2,599)

187American Funds Insurance Series

The Bond Fund of America® (continued)

Swap contracts (continued)

Credit default swaps (continued)

Centrally cleared credit default swaps on credit indices — sell protection

						Upfront	Unrealized
						premium	appreciation
				Notional	Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration	amount (m)	6/30/2025 (n)	(received)	at 6/30/2025
index	rate received	frequency	date	(000)	(000)	(000)	(000)

CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD48,163	$1,065	$604	$461

Investments in affiliates (l)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 6.80%
Money market investments 6.80%
Capital Group Central Cash Fund 4.35% (k)	$730,121	$2,295,601	$2,279,811	$94	$(208)	$745,797	$16,350

(a)Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(b)Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)Amount less than one thousand.

(d)Represents securities transacted on a TBA basis.

(e)Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,833,396,000, which represented 16.72% of the net assets of the fund.

(f)Step bond; coupon rate may change at a later date.

(g)Value determined using significant unobservable inputs.

(h)Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,595,000, which represented 0.07% of the net assets of the fund.

(i)All or a portion of this security was pledged as collateral. The total value of pledged collateral was $79,661,000, which represented 0.73% of the net assets of the fund.

(j)Index-linked bond whose principal amount moves with a government price index.

(k)Rate represents the seven-day yield at 6/30/2025.

(l)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

(m)The maximum potential amount the fund may pay as a protection seller should a credit event occur.

(n)The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Assn. = Association	Fncg. = Financing
Auth. = Authority	GO = General Obligation
BRL = Brazilian reais	ICE = Intercontinental Exchange, Inc.
BZDIOVER = Overnight Brazilian Interbank Deposit Rate	JPY = Japanese yen
CLO = Collateralized Loan Obligations	Ref. = Refunding
CME = CME Group	Rev. = Revenue
CMO = Collateralized Mortgage Obligations	SOFR = Secured Overnight Financing Rate
DAC = Designated Activity Company	TBA = To be announced
EUR = Euros	USD = U.S. dollars
EURIBOR = Euro Interbank Offered Rate	UST = U.S. Treasury
Fin. = Finance
Refer to the notes to financial statements.

American Funds Insurance Series 188

Capital World Bond Fund®

Investment portfolio June 30, 2025		unaudited
Bonds, notes & other debt instruments 96.14%	Principal amount	Value
	(000)	(000)

Euros 22.44%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,053
Albania (Republic of) 4.75% 2/14/2035	2,290	2,700
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	653
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	126
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (a)	680	813
Altria Group, Inc. 3.125% 6/15/2031	800	929
American Tower Corp. 0.45% 1/15/2027	2,525	2,887
American Tower Corp. 0.875% 5/21/2029	1,470	1,605
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,301
AT&T, Inc. 1.60% 5/19/2028	2,350	2,699
Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on
9/3/2029) (a)	1,000	1,218
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,126
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	700	892
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	329
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	5,000	6,058
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	2,800	3,353
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	1,019
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	2,730	2,104
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	923
BPCE SA 4.50% 1/13/2033	1,400	1,742
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,115
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap +
3.372% on 12/27/2026) (a)	4,980	5,840
Coca-Cola Co. 3.375% 8/15/2037	155	179
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,365
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,160
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,422
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,316
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	302
Egypt (Arab Republic of) 5.625% 4/16/2030	300	327
Electricite de France SA 4.25% 1/25/2032	1,300	1,605
Electricite de France SA 4.00% 5/7/2037	500	587
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on
6/1/2028) (a)	1,400	1,607
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on
12/6/2028) (a)	1,200	1,558
Enel Finance International NV 4.00% 2/20/2031	465	572
Engie SA 3.875% 1/6/2031	1,000	1,226
Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	1,375	1,605
Equinor ASA 1.375% 5/22/2032	3,650	3,850
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap +
7.588% on 12/6/2027) (a)	1,540	2,084
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on
4/25/2029) (a)	475	602
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	308
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	2,030	2,543
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,592
European Investment Bank 0.25% 1/20/2032	2,075	2,100
European Investment Bank 1.50% 6/15/2032	1,000	1,093
European Investment Bank 2.875% 1/12/2033	4,500	5,359
European Investment Bank 2.875% 1/15/2035	395	465
European Union 0.25% 10/22/2026	610	703
European Union 2.875% 12/6/2027	1,060	1,272
European Union 2.875% 10/5/2029	170	204
European Union 3.125% 12/4/2030	190	231
European Union 0% 7/4/2031	705	712
European Union 3.25% 7/4/2034	380	458
European Union 0% 7/4/2035	220	192
European Union 3.75% 10/12/2045	425	502
European Union 0.70% 7/6/2051	3,000	1,785

189American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Euros (continued)
European Union 3.375% 10/5/2054	EUR540	$ 580
Finland (Republic of) 3.00% 9/15/2033	2,370	2,827
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,132
French Republic O.A.T. 0.75% 2/25/2028	980	1,114
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,139
French Republic O.A.T. 0% 11/25/2030	19,550	20,032
French Republic O.A.T. 0% 5/25/2032	2,120	2,055
French Republic O.A.T. 2.00% 11/25/2032	3,170	3,506
French Republic O.A.T. 3.00% 5/25/2033	1,920	2,260
French Republic O.A.T. 3.00% 11/25/2034	4,430	5,134
French Republic O.A.T. 0.50% 5/25/2040	600	454
French Republic O.A.T. 0.75% 5/25/2052	360	202
French Republic O.A.T. 3.75% 5/25/2056	810	902
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,654
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,579
Germany (Federal Republic of) 0% 2/15/2030	16,885	18,062
Germany (Federal Republic of) 2.50% 2/15/2035	13,725	16,037
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,232
Germany (Federal Republic of) 0% 8/15/2050	1,200	669
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	758
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	772
Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	2,094
Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,995
Greece (Hellenic Republic of) 3.375% 6/15/2034	5,870	7,030
Greece (Hellenic Republic of) 3.625% 6/15/2035	4,385	5,309
Greece (Hellenic Republic of) 4.125% 6/15/2054	640	752
Grifols SA 7.50% 5/1/2030	100	124
Hungary (Republic of), Series Y, 4.50% 6/16/2034	380	452
Hungary (Republic of), Series Y, 4.875% 3/22/2040	305	352
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,578
Ireland (Republic of) 2.60% 10/18/2034	1,820	2,091
Ireland (Republic of) 3.00% 10/18/2043	1,130	1,268
Ireland (Republic of) 3.15% 10/18/2055	755	828
Italy (Republic of) 1.85% 7/1/2025	17,700	20,850
Italy (Republic of) 3.10% 8/28/2026	3,425	4,085
Italy (Republic of) 1.10% 4/1/2027	2,565	2,976
Italy (Republic of) 1.35% 4/1/2030	7	8
Italy (Republic of) 2.70% 10/1/2030	1,365	1,606
Italy (Republic of) 4.20% 3/1/2034	1,430	1,806
Italy (Republic of) 3.65% 8/1/2035	4,595	5,512
Italy (Republic of) 3.85% 10/1/2040	2,530	2,969
Italy (Republic of) 4.30% 10/1/2054	4,245	5,016
Johnson & Johnson 3.35% 2/26/2037	360	421
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,425
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,941
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	121
Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,820
Metropolitan Life Global Funding I 0.55% 6/16/2027 (b)	2,000	2,280
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	590	705
MPT Finance Corp. 7.00% 2/15/2032	100	121
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029) (a)	660	877
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	2,725	2,977
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	185	210
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,939
Philip Morris International, Inc. 2.75% 6/6/2029	770	901
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	419
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	912
Portugal (Republic of) 0.475% 10/18/2030	350	374
Portugal (Republic of) 2.875% 10/20/2034	1,960	2,295
Portugal (Republic of) 3.00% 6/15/2035	2,870	3,370
Portugal (Republic of) 3.50% 6/18/2038	3,140	3,771

American Funds Insurance Series 190

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Euros (continued)
Portugal (Republic of) 3.375% 6/15/2040	EUR715	$832
Province of Ontario 3.25% 7/3/2035	1,120	1,318
Prysmian SpA 3.875% 11/28/2031	435	523
Quebec (Province of) 0.25% 5/5/2031	920	940
Quebec (Province of) 0.50% 1/25/2032	1,155	1,170
Quebec (Province of) 3.35% 7/23/2039	2,525	2,911
Queensland Treasury Corp. 3.25% 5/21/2035	360	424
Romania 2.125% 3/7/2028	1,440	1,642
Romania 3.75% 2/7/2034	530	534
Romania 6.00% 9/24/2044	745	808
Senegal (Republic of) 5.375% 6/8/2037	2,250	1,641
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	572
Shell International Finance BV 1.50% 4/7/2028	2,000	2,308
Slovak Republic, Series 250, 3.75% 3/6/2034	640	780
Spain (Kingdom of) 0% 1/31/2028	900	1,006
Spain (Kingdom of) 1.40% 7/30/2028	7,510	8,648
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,158
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,427
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,283
Spain (Kingdom of) 3.15% 4/30/2033	3,647	4,367
Spain (Kingdom of) 3.55% 10/31/2033	5,005	6,138
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,367
Spain (Kingdom of) 3.45% 10/31/2034	500	605
Spain (Kingdom of) 3.20% 10/31/2035	1,795	2,109
Spain (Kingdom of) 1.90% 10/31/2052	1,010	788
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	230
Stryker Corp. 1.00% 12/3/2031	450	465
T-Mobile USA, Inc. 3.15% 2/11/2032	1,705	1,991
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	2,073
Verallia SAS 3.875% 11/4/2032	4,500	5,287
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,941

		330,337

Japanese yen 8.79%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	691
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,759
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	2,060
Japan, Series 352, 0.10% 9/20/2028	314,350	2,134
Japan, Series 356, 0.10% 9/20/2029	1,029,800	6,907
Japan, Series 116, 2.20% 3/20/2030	576,100	4,226
Japan, Series 362, 0.10% 3/20/2031	514,000	3,386
Japan, Series 374, 0.80% 3/20/2034	68,200	454
Japan, Series 152, 1.20% 3/20/2035	1,239,550	8,430
Japan, Series 21, 2.30% 12/20/2035	720,000	5,379
Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,972
Japan, Series 173, 0.40% 6/20/2040	270,900	1,491
Japan, Series 179, 0.50% 12/20/2041	196,950	1,056
Japan, Series 182, 1.10% 9/20/2042	619,850	3,629
Japan, Series 186, 1.50% 9/20/2043	1,341,900	8,257
Japan, Series 188, 1.60% 3/20/2044	69,000	429
Japan, Series 192, 2.40% 3/20/2045	6,359,250	44,483
Japan, Series 53, 0.60% 12/20/2046	781,600	3,774
Japan, Series 37, 0.60% 6/20/2050	694,500	3,043
Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,765
Japan, Series 74, 1.00% 3/20/2052	246,100	1,150
Japan, Series 76, 1.40% 9/20/2052	5,800	30
Japan, Series 77, 1.60% 12/20/2052	53,250	288

191American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Japanese yen (continued)
Japan, Series 79, 1.20% 6/20/2053	JPY612,200	$ 2,959
Japan, Series 81, 1.60% 12/20/2053	168,700	898
Japan, Series 84, 2.10% 9/20/2054	455,100	2,714

		129,364

British pounds 4.59%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,115
Electricite de France SA 5.50% 3/27/2037	900	1,176
KfW 1.125% 7/4/2025	1,165	1,599
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,075
Quebec (Province of) 2.25% 9/15/2026	1,870	2,511
United Kingdom 0.125% 1/30/2026	425	573
United Kingdom 4.25% 12/7/2027	3,785	5,269
United Kingdom 1.625% 10/22/2028	3,690	4,746
United Kingdom 4.125% 7/22/2029	2,015	2,792
United Kingdom 4.75% 12/7/2030	4,770	6,821
United Kingdom 0.25% 7/31/2031	12,845	14,143
United Kingdom 1.00% 1/31/2032	7,120	8,046
United Kingdom 4.25% 6/7/2032	1,310	1,814
United Kingdom 3.25% 1/31/2033	1,090	1,400
United Kingdom 0.625% 7/31/2035	210	199
United Kingdom 0.875% 1/31/2046	4,917	3,113
United Kingdom 3.75% 10/22/2053	1,870	1,993
United Kingdom 4.375% 7/31/2054	5,570	6,625
United Kingdom 2.50% 7/22/2065	3,313	2,523

		67,533

Brazilian reais 2.64%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL33,688	5,692
Brazil (Federative Republic of) 10.00% 1/1/2031	113,384	18,323
Brazil (Federative Republic of) 10.00% 1/1/2035	58,289	8,856
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,126	355
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	26,763	4,382
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	7,920	1,278
		38,886

Canadian dollars 2.06%
Canada (Government) 3.50% 3/1/2028	CAD25,228	18,927
Canada (Government) 1.50% 12/1/2031	5,690	3,811
Canada (Government) 3.25% 12/1/2033	7,330	5,412
Canada (Government) 2.75% 12/1/2048	3,500	2,246

		30,396

Australian dollars 2.06%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,123
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,226
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,841
New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	8,219
New South Wales Treasury Corp. 4.75% 9/20/2035	3,115	2,037
New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	9,231
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,621

		30,298

South Korean won 1.71%
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW4,513,500	3,394

American Funds Insurance Series 192

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

South Korean won (continued)
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW5,158,930	$ 3,816
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	3,021
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	14,987

		25,218

Chinese yuan renminbi 1.63%
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	CNY6,340	912
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	173
China (People’s Republic of), Series INBK, 1.57% 5/15/2032	33,900	4,715
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,230	3,381
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	54,910	8,033
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	148
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	826
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	835
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	894
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	28,690	4,011

		23,928

Malaysian ringgits 1.55%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR26,902	6,544
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	6,143	1,517
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,588	2,523
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	636
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	9,030	2,283
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	35,614	8,920
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	1,277	344

		22,767

Mexican pesos 1.12%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	765
America Movil, SAB de CV, 9.50% 1/27/2031	29,290	1,566
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,034
United Mexican States, Series M, 7.75% 11/13/2042	83,507	3,691
United Mexican States, Series M, 8.00% 11/7/2047	7,830	347
United Mexican States, Series M, 8.00% 7/31/2053	198,770	8,719
United Mexican States, Series S, 4.00% 10/29/2054 (c)	7,738	357
		16,479

Indian rupees 1.07%
Asian Development Bank 6.72% 2/8/2028	INR144,700	1,705
European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	932
European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	396
European Bank for Reconstruction and Development 6.75% 1/13/2032	650,500	7,668
European Investment Bank 6.95% 3/1/2029	46,200	546
European Investment Bank 7.40% 10/23/2033	155,800	1,915
Inter-American Development Bank 7.00% 1/25/2029	18,000	213
International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,484
Korea Development Bank 6.75% 7/1/2030	73,000	844

		15,703

Indonesian rupiah 0.66%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,410
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	1,556,000	96
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	63,512,000	3,932
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,748

193American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Indonesian rupiah (continued)
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	IDR2,930,000	$ 186
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,810
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	6,937,000	475

		9,657

Norwegian kroner 0.45%
Norway (Kingdom of) 1.75% 9/6/2029	NOK2,080	192
Norway (Kingdom of) 2.125% 5/18/2032	6,615	593
Norway (Kingdom of) 3.75% 6/12/2035	59,865	5,913

		6,698

South African rand 0.45%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	467
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	114,250	6,170

		6,637

Danish kroner 0.44%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK48,108	6,238
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,503	308
		6,546

Polish zloty 0.27%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,255
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,685

		3,940

Chilean pesos 0.19%
Chile (Republic of) 1.50% 3/1/2026 (c)	CLP903,263	971
Chile (Republic of) 5.00% 10/1/2028	955,000	1,025
Chile (Republic of) 6.00% 4/1/2033	675,000	743

		2,739

Turkish lira 0.13%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY73,785	1,738
Turkey (Republic of) 17.80% 7/13/2033	12,175	204

		1,942

Colombian pesos 0.07%
Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	1,052

Czech korunas 0.06%
Czech Republic 6.00% 2/26/2026	CZK17,550	851

U.S. dollars 43.76%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	202
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (e)	27	28
AbbVie, Inc. 5.05% 3/15/2034	2,790	2,842
AbbVie, Inc. 5.35% 3/15/2044	75	74
AbbVie, Inc. 5.40% 3/15/2054	1,265	1,231
AbbVie, Inc. 5.50% 3/15/2064	150	146
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	694

American Funds Insurance Series 194

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	USD102	$ 102
Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034 (e)	1,345	1,315
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,049
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%)
7.61% 11/17/2029 (e)(f)(g)(h)	528	524
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (e)	660	465
AG Issuer, LLC 6.25% 3/1/2028 (e)	165	165
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (e)	68	70
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(e)	1,147	1,214
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	2,985	3,080
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	133
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	200	205
Alcoa Nederland Holding BV 4.125% 3/31/2029 (e)	75	72
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824%
5/15/2033 (g)(h)	65	66
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.399%
4/20/2032 (d)(e)(h)	553	553
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	53
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)	290	290
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	118
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	186
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (e)	65	66
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	72
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	292
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	209
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,805
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	101
Amer Sports Co. 6.75% 2/16/2031 (e)	35	36
American Electric Power Co., Inc. 1.00% 11/1/2025	250	247
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,071
Amgen, Inc. 2.20% 2/21/2027	445	431
Amgen, Inc. 5.25% 3/2/2030	981	1,011
Amgen, Inc. 5.25% 3/2/2033	2,687	2,752
Amgen, Inc. 5.65% 3/2/2053	1,284	1,255
AmWINS Group, Inc. 4.875% 6/30/2029 (e)	135	131
Angola (Republic of) 9.50% 11/12/2025	4,225	4,245
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	97
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	94
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.941% 9/1/2027 (g)(h)	95	86
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	994	1,006
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (d)(e)	559	570
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.827% 9/23/2031 (g)(h)	145	145
Aramark Services, Inc. 5.00% 2/1/2028 (e)	110	110
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	248
Aretec Group, Inc. 10.00% 8/15/2030 (e)	50	55
Artera Services, LLC 8.50% 2/15/2031 (e)	45	38
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (e)	55	52
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	25
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	15
AssuredPartners, Inc. 5.625% 1/15/2029 (e)	190	190
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (g)(h)	30	30
AT&T, Inc. 3.50% 9/15/2053	2,070	1,402
ATI, Inc. 7.25% 8/15/2030	60	63
Atkore, Inc. 4.25% 6/1/2031 (e)	25	23
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	122	116
Avient Corp. 6.25% 11/1/2031 (e)	25	25
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(e)	1,817	1,831
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(e)	996	1,036
B&G Foods, Inc. 5.25% 9/15/2027	210	191

195American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
B&G Foods, Inc. 8.00% 9/15/2028 (e)	USD25	$ 24
BAE Systems PLC 5.30% 3/26/2034 (e)	865	885
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031 (e)	20	21
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(h)	219	235
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	979
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	423
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	4,040	3,522
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (a)	1,535	1,579
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T
Note Constant Maturity + 5.527% on 10/21/2025) (a)	640	639
BAT Capital Corp. 3.215% 9/6/2026	955	942
BAT Capital Corp. 5.625% 8/15/2035	5,501	5,600
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	124
Bath & Body Works, Inc. 6.875% 11/1/2035	75	78
Bausch Health Americas, Inc. 9.25% 4/1/2026 (e)	80	80
Baytex Energy Corp. 7.375% 3/15/2032 (e)	85	81
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on
6/29/2033) (a)	1,360	1,439
Becton, Dickinson and Co. 4.298% 8/22/2032	320	311
Biocon Biologics Global PLC 6.67% 10/9/2029 (e)	2,595	2,467
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	400	395
Block, Inc. 6.50% 5/15/2032	240	248
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(h)	1,070	1,112
BMW US Capital, LLC 4.15% 4/9/2030 (e)	900	885
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(e)	700	649
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(e)	1,275	1,143
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,496
Boeing Co. (The) 3.625% 2/1/2031	718	677
Boeing Co. (The) 6.388% 5/1/2031	723	777
Boeing Co. (The) 6.528% 5/1/2034	457	497
Boeing Co. (The) 5.805% 5/1/2050	50	48
Boeing Co. (The) 6.858% 5/1/2054	526	576
Bombardier, Inc. 7.125% 6/15/2026 (e)	16	16
Boost Newco Borrower, LLC 7.50% 1/15/2031 (e)	25	27
Borr IHC, Ltd. 10.00% 11/15/2028 (e)	289	264
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	104
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(e)	3,520	3,698
Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,362
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,129	1,863
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	459
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on
5/1/2027) (a)(d)(e)	1,599	1,609
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,972
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,148
British Columbia (Province of) 4.20% 7/6/2033	70	68
Broadcom, Inc. 4.00% 4/15/2029 (e)	250	247
Broadcom, Inc. 3.469% 4/15/2034 (e)	746	667
Broadcom, Inc. 3.137% 11/15/2035 (e)	185	156
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (e)	63	63
Brown & Brown, Inc. 5.25% 6/23/2032	28	29
Brown & Brown, Inc. 6.25% 6/23/2055	48	50
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (e)	1,341	1,383
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	230
BWX Technologies, Inc. 4.125% 4/15/2029 (e)	175	169
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(e)(h)	1,269	1,266
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,772
Caesars Entertainment, Inc. 4.625% 10/15/2029 (e)	15	14
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	66
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	46

American Funds Insurance Series 196

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	USD1,633	$1,689
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(e)	200	220
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(e)	200	209
California Resources Corp. 7.125% 2/1/2026 (e)	50	50
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	254
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	714
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (e)	90	84
Carnival Corp. 6.00% 5/1/2029 (e)	100	101
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029
(9.405% on 11/25/2027) (a)(d)(e)	163	164
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(h)	614	596
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)	111	110
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	834	847
CCO Holdings, LLC 5.125% 5/1/2027 (e)	125	125
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	131
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	229
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	145
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	134
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	49
Centene Corp. 2.45% 7/15/2028	40	37
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	56
Central Garden & Pet Co. 4.125% 10/15/2030	74	70
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	102
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,601
Charter Communications Operating, LLC 4.80% 3/1/2050	384	307
Charter Communications Operating, LLC 3.70% 4/1/2051	188	125
Charter Communications Operating, LLC 3.90% 6/1/2052	458	315
Charter Communications Operating, LLC 5.25% 4/1/2053	17	14
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	23
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	1,130	1,110
Chubb INA Holdings, LLC 3.35% 5/3/2026	195	194
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	368
Cisco Systems, Inc. 5.10% 2/24/2035	990	1,014
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)	805	843
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)	1,240	1,282
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	436
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	90	91
Civitas Resources, Inc. 9.625% 6/15/2033 (e)	15	15
Clarios Global, LP 8.50% 5/15/2027 (e)	90	91
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	5
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	99
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	64
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	235	237
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	175	182
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796%
3/29/2029 (g)(h)	252	252
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,185
CNX Resources Corp. 7.25% 3/1/2032 (e)	110	114
Coca-Cola Co. 4.65% 8/14/2034	336	338
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	76
Colombia (Republic of) 3.875% 4/25/2027	350	343
Colombia (Republic of) 3.125% 4/15/2031	3,000	2,471
Colombia (Republic of) 8.00% 11/14/2035	445	448
Comcast Corp. 4.80% 5/15/2033	4,100	4,093
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	192	173
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	65	55
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	63
Connect Finco SARL 9.00% 9/15/2029 (e)	200	201

197American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%)
6.605% 5/25/2043 (d)(e)(h)	USD1,208	$1,234
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%)
7.855% 5/25/2043 (d)(e)(h)	804	850
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%)
6.205% 6/25/2043 (d)(e)(h)	658	665
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%)
7.405% 6/25/2043 (d)(e)(h)	305	319
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%)
6.005% 7/25/2043 (d)(e)(h)	461	464
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%)
6.105% 1/25/2044 (d)(e)(h)	206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%)
5.955% 5/25/2044 (d)(e)(h)	1,148	1,156
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%)
5.305% 2/25/2045 (d)(e)(h)	259	259
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%)
5.455% 2/25/2045 (d)(e)(h)	671	671
ConocoPhillips Co. 5.50% 1/15/2055	3,050	2,897
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	204
Constellium SE 3.75% 4/15/2029 (e)	125	118
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,073
Corebridge Financial, Inc. 3.90% 4/5/2032	748	703
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	367
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (g)(h)	65	63
CoreWeave, Inc. 9.25% 6/1/2030 (e)	50	51
Coronado Finance Pty, Ltd. 9.25% 10/1/2029 (e)	125	93
Coty, Inc. 5.00% 4/15/2026 (e)	36	36
Coty, Inc. 4.75% 1/15/2029 (e)	65	64
Coty, Inc. 6.625% 7/15/2030 (e)	95	97
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	69
Crescent Energy Finance, LLC 9.25% 2/15/2028 (e)	178	186
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	161
Crown Castle, Inc. 2.50% 7/15/2031	767	670
CSX Corp. 3.80% 4/15/2050	75	57
CVR Partners, LP 6.125% 6/15/2028 (e)	65	65
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	40	41
Deluxe Corp. 8.00% 6/1/2029 (e)	20	19
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (a)	850	841
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,126
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,161
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (g)(i)	8	7
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	133
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	50	50
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (g)(h)	13	13
DISH Network Corp. 11.75% 11/15/2027 (e)	296	305
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (e)	23	24
EchoStar Corp. 10.75% 11/30/2029	30	31
Edison International 5.25% 11/15/2028	1,862	1,844
Edison International 5.45% 6/15/2029	75	74
Edison International 6.95% 11/15/2029	350	364
Edison International 6.25% 3/15/2030	1,510	1,534
Edison International 5.25% 3/15/2032	705	669
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T
Note Constant Maturity + 3.901% on 3/15/2027) (a)	100	87
Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,553
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	466
Electricite de France SA 5.65% 4/22/2029 (e)	800	830
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T
Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	339

American Funds Insurance Series 198

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
Element Solutions, Inc. 3.875% 9/1/2028 (e)	USD105	$ 102
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	26
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (g)(h)	25	26
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (e)	30	33
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (e)	190	201
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (g)(h)	84	84
Enel Finance International NV 1.625% 7/12/2026 (e)	1,248	1,212
Enel Finance International NV 2.125% 7/12/2028 (e)	1,227	1,146
Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,983
Entergy Corp. 0.90% 9/15/2025	750	744
Enterprise Products Operating, LLC 4.95% 2/15/2035	168	167
Enviri Corp. 5.75% 7/31/2027 (e)	145	143
EQT Corp. 6.375% 4/1/2029 (e)	20	21
EQT Corp. 7.50% 6/1/2030 (e)	45	49
Equinix, Inc. 1.80% 7/15/2027	1,145	1,092
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(e)	871	885
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(e)	1,348	1,358
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	95
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
ESAB Corp. 6.25% 4/15/2029 (e)	75	77
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	149
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (d)	62	62
Expand Energy Corp. 5.875% 2/1/2029 (e)	46	46
Expand Energy Corp. 6.75% 4/15/2029 (e)	30	30
Expand Energy Corp. 5.375% 3/15/2030	55	55
Expand Energy Corp. 4.75% 2/1/2032	15	15
Expand Energy Corp. 4.875% 4/15/2032 (j)	915	4
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,461
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	126
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	75	80
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	127	124
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (d)	1,635	1,417
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	248	206
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	1,414	1,124
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	1,380	1,097
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	3,437	2,727
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (d)	3,987	3,824
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)	51	50
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	1,692	1,623
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	93	93
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	203	205
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	882	903
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	20	19
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (d)	4,375	4,302
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	532	532
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	16	16
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	58	58
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)	28	26
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (d)	420	413
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	218	219
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,535	1,539
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	839	840
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	1,839	1,872
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	435	435
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	2,183	2,223
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	636	637
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	220	220
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	457	457

199American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	USD277	$ 282
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	320	321
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	578	588
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	1,639	1,647
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	1,581	1,618
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	944	961
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	646	661
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	219	223
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	196	202
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	4,031	4,038
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	3,341	3,344
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	1,039	1,040
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	1,514	1,540
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	1,306	1,329
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	838	853
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	586	596
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	570	582
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	420	431
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	318	326
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	177	181
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	17	17
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (d)	43	46
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	393	395
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	823	838
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	496	508
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	340	346
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	246	251
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	202	207
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	195	199
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)	189	192
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	163	166
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	94	96
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	74	76
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	68	69
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	66	68
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	38	39
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	2,116	2,118
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	462	472
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,812	1,777
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	124	124
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	48	47
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	3,825	3,828
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (d)	707	731
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	612	585
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (d)	4,644	4,647
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	104	105
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	644	616
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)	461	469
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	350	343
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	202	206
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,624	1,593
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	324	325
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (d)	1	2
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	371	364
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (d)(e)(h)	330	294
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)	25	23
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	159
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	32
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (g)(h)	15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(g)(h)	95	96
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(g)(h)	2	2

American Funds Insurance Series 200

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	USD45	$42
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,744
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%)
5.762% 12/15/2029 (d)(e)(h)	483	484
Ford Motor Co. 6.10% 8/19/2032	30	30
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,175	2,192
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	298
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	193
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	208
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	188
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,000	3,007
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	114
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	256
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (d)	1,680	1,617
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	2,088	1,797
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	195	190
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	605	480
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	911	898
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	372	357
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	3,297	3,249
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	2,788	2,674
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (d)	5,529	5,434
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	259	260
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	22	22
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	695	697
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	173	177
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	58	59
Freddie Mac Pool #RA9795 4.00% 9/1/2053 (d)	34	32
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	2,668	2,672
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	1,592	1,620
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	29,450	28,942
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (d)	11,000	11,029
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	126	131
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	194	194
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	1,786	1,818
Freddie Mac Pool #QI1357 4.00% 3/1/2054 (d)	927	863
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	1,449	1,450
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	103	105
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	126	129
Freddie Mac Pool #SD8433 6.50% 5/1/2054 (d)	25	26
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	271	266
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	14,756	14,781
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	822	826
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	977	995
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	1,054	1,055
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	522	523
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	1,540	1,567
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	1,259	1,294
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	869	886
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	538	551
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	346	352
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	228	232
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	185	189
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	6,026	6,045
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	3,860	3,874
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	3,455	3,462
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	633	637
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	310	317
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	29	29
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	543	565
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	2,317	2,319

201American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	USD666	$ 668
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	1,084	1,104
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	592	606
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	560	574
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	514	528
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	331	337
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	443	444
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	426	408
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	1,156	1,157
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	523	513
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	340	340
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	13	13
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	58	59
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	152	149
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	627	637
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	322	315
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	166	169
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	449	441
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (d)	746	746
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average
USD-SOFR + 2.90%) 7.205% 4/25/2042 (d)(e)(h)	441	455
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average
USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(e)(h)	282	282
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (e)	25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (e)	2	2
Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	66
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (e)	103	104
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (e)	27	29
FXI Holdings, Inc. 12.25% 11/15/2026 (e)	497	438
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	67
Gartner, Inc. 3.75% 10/1/2030 (e)	70	66
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	1,150	1,160
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	62
Georgia (Republic of) 2.75% 4/22/2026 (e)	400	389
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,389
Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,141
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (g)(h)	55	54
Global Auto Holdings PLC 11.50% 8/15/2029 (e)	200	196
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,043
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (a)	732	751
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (d)	3,561	2,987
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (d)	1,756	1,634
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (d)	185	172
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (d)	225	209
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (d)	10	9
Government National Mortgage Assn. 6.50% 7/1/2055 (d)(k)	1,708	1,754
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	754	551
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B,
3.236% 10/1/2052	965	659
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	14
Greenko Dutch BV 3.85% 3/29/2026	1,514	1,488
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,665
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	111
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	650
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (e)	15	15
HAH Group Holding Co., LLC 9.75% 10/1/2031 (e)	115	114
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (g)(h)	56	57
Harvest Midstream I, LP 7.50% 9/1/2028 (e)	25	25
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26

American Funds Insurance Series 202

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705%
3/15/2042 (d)(e)(h)	USD1,066	$1,068
HCA, Inc. 5.625% 9/1/2028	120	124
HealthEquity, Inc. 4.50% 10/1/2029 (e)	80	78
Helios Software Holdings, Inc. 8.75% 5/1/2029 (e)	200	206
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	68
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	253
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)	1,188	1,194
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	234
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	102
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	25
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	108
Honduras (Republic of) 6.25% 1/19/2027	653	654
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(h)	1,949	2,004
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	175	174
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	186
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	111
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	209
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (a)	4,172	4,168
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,700	1,707
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,238
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,289
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (d)(e)(h)	396	400
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	136
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (g)(h)	3	3
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(h)	2,712	2,799
Hungary (Republic of) 6.00% 9/26/2035 (e)	325	327
Hungary (Republic of) 5.50% 3/26/2036 (e)	290	280
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.50%)
8.796% 2/15/2029 (g)(h)	54	55
Hyatt Hotels Corp. 5.75% 3/30/2032	16	16
Hyundai Capital America 1.50% 6/15/2026 (e)	2,375	2,306
Hyundai Capital America 1.65% 9/17/2026 (e)	269	260
Hyundai Capital America 2.00% 6/15/2028 (e)	600	555
Hyundai Capital America 6.50% 1/16/2029 (e)	132	139
Icahn Enterprises, LP 9.75% 1/15/2029	65	63
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	509
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	121
Insulet Corp. 6.50% 4/1/2033 (e)	7	7
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (e)	130	133
Intesa Sanpaolo SpA 7.00% 11/21/2025 (e)	225	227
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662%
3/15/2042 (d)(e)(h)	3,679	3,668
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	232
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (e)	200	206
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	82
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (e)	80	83
JH North America Holdings, Inc. 5.875% 1/31/2031 (e)	5	5
JH North America Holdings, Inc. 6.125% 7/31/2032 (e)	5	5
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (a)	1,243	1,218
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	536	556
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	732
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (g)(h)	75	75
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (g)(h)	50	50
KB Home 6.875% 6/15/2027	50	52
Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	19
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	225

203American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (e)	USD15	$ 16
Kodiak Gas Services, LLC 7.25% 2/15/2029 (e)	10	10
Korea Electric Power Corp. 5.375% 7/31/2026 (e)	1,290	1,304
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,277
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	231
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%)
5.854% 12/15/2039 (d)(e)(h)	1,243	1,243
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (d)(e)	273	274
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	199
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	219	220
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	111
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	43
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(e)	530	532
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	105
LGI Homes, Inc. 8.75% 12/15/2028 (e)	155	161
Light and Wonder International, Inc. 7.00% 5/15/2028 (e)	20	20
Lindblad Expeditions, LLC 6.75% 2/15/2027 (e)	5	5
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	129
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity +
0.85% on 5/11/2026) (a)	7,000	6,827
Lockheed Martin Corp. 5.20% 2/15/2064	309	286
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	135	129
LSB Industries, Inc. 6.25% 10/15/2028 (e)	90	89
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.506%
7/15/2036 (d)(e)(h)	563	564
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219%
1/20/2033 (d)(e)(h)	2,788	2,776
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,965
Mars, Inc. 5.00% 3/1/2032 (e)	1,450	1,470
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,493
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	284
Mastercard, Inc. 2.00% 11/18/2031	600	523
Matador Resources Co. 6.50% 4/15/2032 (e)	50	50
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
McDonald’s Corp. 4.95% 3/3/2035	476	476
Medline Borrower, LP 5.25% 10/1/2029 (e)	40	40
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (g)(h)	49	49
MEG Energy Corp. 5.875% 2/1/2029 (e)	30	30
Meituan 2.125% 10/28/2025	1,730	1,716
Melco Resorts Finance, Ltd. 5.25% 4/26/2026 (e)	1,528	1,527
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	873	872
Methanex Corp. 5.125% 10/15/2027	55	55
Methanex Corp. 5.25% 12/15/2029	5	5
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,352	1,361
MGM Resorts International 5.50% 4/15/2027	90	91
Microchip Technology, Inc. 5.05% 2/15/2030	709	720
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (e)	30	30
Mineral Resources, Ltd. 8.00% 11/1/2027 (e)	155	156
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	85	87
Minerva Luxembourg SA 8.875% 9/13/2033	1,086	1,174
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(e)	1,094	1,104
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(e)	539	543
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (d)(e)	1,136	1,137
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	78
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	70

American Funds Insurance Series 204

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	USD115	$ 117
Moog, Inc. 4.25% 12/9/2027 (e)	120	117
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	3,700	3,708
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,226
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	37
MSCI, Inc. 3.625% 11/1/2031 (e)	210	194
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056 (d)(h)	336	360
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%)
7.055% 7/25/2054 (d)(e)(h)	493	498
Murphy Oil Corp. 6.00% 10/1/2032	25	24
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	47
MV24 Capital BV 6.748% 6/1/2034	1,025	995
Nabors Industries, Inc. 7.375% 5/15/2027 (e)	55	54
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	153
National Australia Bank, Ltd. 5.181% 6/11/2034 (e)	1,250	1,294
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030 (e)	135	137
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	143
Navient Corp. 7.875% 6/15/2032	55	57
NCR Atleos Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.030% 4/16/2029 (g)(h)	21	21
NCR Voyix Corp. 5.125% 4/15/2029 (e)	38	37
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,332
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,511
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)	547	506
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	32
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	161
NFE Financing, LLC 12.00% 11/15/2029 (e)	709	323
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)	55	56
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)	70	70
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	662	663
Norfolk Southern Corp. 5.35% 8/1/2054	496	474
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (e)	150	151
NOVA Chemicals Corp. 5.25% 6/1/2027 (e)	20	20
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)	90	97
Novelis Corp. 4.75% 1/30/2030 (e)	80	77
Novelis Corp. 3.875% 8/15/2031 (e)	20	18
NuStar Logistics, LP 5.625% 4/28/2027	80	81
Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
OCP SA 3.75% 6/23/2031	500	449
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	272
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	122
OneMain Finance Corp. 7.125% 9/15/2032	25	26
ONEOK, Inc. 5.80% 11/1/2030	69	72
ONEOK, Inc. 6.05% 9/1/2033	514	540
ONEOK, Inc. 6.625% 9/1/2053	290	302
OneSky Flight, LLC 8.875% 12/15/2029 (e)	35	36
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(d)(e)	770	776
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	1,494	1,510
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(e)	2,573	2,589
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	2,624	2,635
Open Text Corp. 3.875% 2/15/2028 (e)	25	24
Option Care Health, Inc. 4.375% 10/31/2029 (e)	25	24
Oracle Corp. 2.65% 7/15/2026	2,327	2,286
Oracle Corp. 3.25% 11/15/2027	1,880	1,838
Oracle Corp. 3.95% 3/25/2051	22	16
Orange 9.00% 3/1/2031 (a)	2,434	2,958
Osaic Holdings, Inc. 10.75% 8/1/2027 (e)	256	257
Owens & Minor, Inc. 6.625% 4/1/2030 (e)	40	38
Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,972
Pacific Gas and Electric Co. 4.65% 8/1/2028	542	539
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,569

205American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
Pacific Gas and Electric Co. 3.30% 8/1/2040	USD4,525	$3,241
PacifiCorp 3.30% 3/15/2051	150	98
PacifiCorp 2.90% 6/15/2052	280	166
PacifiCorp 5.35% 12/1/2053	525	472
PacifiCorp 5.50% 5/15/2054	980	902
PacifiCorp 5.80% 1/15/2055	500	479
Panama (Republic of) 3.75% 4/17/2026	465	459
Panama (Republic of) 7.50% 3/1/2031	415	443
Panama (Republic of) 6.40% 2/14/2035	850	830
Panama (Republic of) 8.00% 3/1/2038	755	811
Panama (Republic of) 7.875% 3/1/2057	2,015	2,055
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	63
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	57
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (e)(f)(i)(j)	2	—(l)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)	1,059	1,063
Performance Food Group, Inc. 5.50% 10/15/2027 (e)	11	11
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	107
Petroleos Mexicanos 6.875% 10/16/2025	946	946
Petroleos Mexicanos 6.875% 8/4/2026	638	639
Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,972
Petroleos Mexicanos 6.50% 3/13/2027	6,200	6,161
Petroleos Mexicanos 6.84% 1/23/2030	8,494	8,211
Petroleos Mexicanos 5.95% 1/28/2031	65	59
Petroleos Mexicanos 6.70% 2/16/2032	779	724
Petroleos Mexicanos 6.95% 1/28/2060	55	40
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	912
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,122
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	178
PG&E Corp. 5.00% 7/1/2028	235	229
PG&E Corp. 5.25% 7/1/2030	175	167
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity
+ 3.883% on 3/15/2030) (a)	145	138
Philip Morris International, Inc. 5.125% 11/17/2027	315	321
Philip Morris International, Inc. 2.10% 5/1/2030	634	571
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,644
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,428
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	390
POSCO Holdings, Inc. 4.875% 1/23/2027 (e)	510	512
Post Holdings, Inc. 5.50% 12/15/2029 (e)	80	80
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	427
Post Holdings, Inc. 6.25% 2/15/2032 (e)	33	34
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	111
Procter & Gamble Co. 3.00% 3/25/2030	338	323
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (d)(e)	902	850
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	833	798
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield
Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	2,755	2,633
PT Freeport Indonesia 5.315% 4/14/2032	449	450
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	10	10
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (g)(h)	15	15
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(i)	282	277
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591%
Cash 1/31/2029 (g)(h)(i)	9	9
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)	910	911
Range Resources Corp. 4.75% 2/15/2030 (e)	145	141
Reworld Holding Corp. 4.875% 12/1/2029 (e)	25	24
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	83

American Funds Insurance Series 206

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	USD90	$ 88
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,420	1,446
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	23
Roller Bearing Company of America, Inc. 4.375% 10/15/2029 (e)	20	19
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	1,700	1,736
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	92
Ryan Specialty, LLC 4.375% 2/1/2030 (e)	45	44
Ryan Specialty, LLC 5.875% 8/1/2032 (e)	20	20
Sabre GLBL, Inc. 11.125% 7/15/2030 (e)	25	26
Sally Holdings, LLC 6.75% 3/1/2032	107	110
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,732
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,693
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	1,330	1,318
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	356
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	66	66
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)	1,040	977
Scentre Group Trust 1 3.75% 3/23/2027 (e)	110	109
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)	2,846	2,907
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	44
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	112
Sealed Air Corp. 6.125% 2/1/2028 (e)	180	183
Sealed Air Corp. 6.50% 7/15/2032 (e)	123	128
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)	158	160
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.98% 12/29/2032 (d)(e)	826	829
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	766
Service Corp. International 5.75% 10/15/2032	35	35
Service Properties Trust 8.625% 11/15/2031 (e)	60	64
ServiceNow, Inc. 1.40% 9/1/2030	756	655
Simmons Foods, Inc. 4.625% 3/1/2029 (e)	80	76
Sirius XM Radio, LLC 3.125% 9/1/2026 (e)	50	49
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	187
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	39	36
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	99
SK hynix, Inc. 1.50% 1/19/2026	563	554
SLM Corp. 6.50% 1/31/2030	85	89
SM Energy Co. 6.50% 7/15/2028	45	45
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%)
5.854% 11/15/2052 (d)(e)(h)	547	553
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (e)	595	605
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	185
Southern California Edison Co. 3.65% 2/1/2050	1,700	1,125
Southern California Edison Co. 5.90% 3/1/2055	1,100	1,007
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.78% 1/15/2027 (g)(h)	5	5
Sprint, LLC 7.625% 3/1/2026	130	131
Stagwell Global, LLC 5.625% 8/15/2029 (e)	115	110
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%)
5.762% 2/17/2042 (d)(e)(h)	216	216
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,467
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256%
7/15/2032 (d)(e)(h)	1,832	1,832
Stillwater Mining Co. 4.00% 11/16/2026 (b)	2,090	2,043
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	290	282
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46

207American Funds Insurance Series
Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%)
5.755% 3/15/2042 (d)(e)(h)	USD6,917	$ 6,877
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,422
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)	69	74
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (g)(h)	44	44
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	15
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	56
Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	458
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	204
TGS ASA 8.50% 1/15/2030 (e)	200	207
Tidewater, Inc. 9.125% 7/15/2030 (e)	10	10
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	863	816
T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	1,005
T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,355
Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	429
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,445
TransDigm, Inc. 4.875% 5/1/2029	80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	88
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	47
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	75
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (e)	39	39
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (e)	92	94
Transocean, Inc. 8.75% 2/15/2030 (e)	32	33
Transocean, Inc. 6.80% 3/15/2038	35	25
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(f)	100	100
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	252
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	100
Triumph Group, Inc. 9.00% 3/15/2028 (e)	57	60
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (g)(h)	124	125
Turkey (Republic of) 7.125% 7/17/2032	1,360	1,363
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	752	753
U.S. Treasury 3.875% 5/31/2027	662	664
U.S. Treasury 3.50% 9/30/2029	399	395
U.S. Treasury 4.125% 10/31/2029	328	333
U.S. Treasury 4.00% 5/31/2030	2,995	3,024
U.S. Treasury 4.125% 11/30/2031	704	711
U.S. Treasury 3.875% 8/15/2034	540	527
U.S. Treasury 4.625% 2/15/2035 (m)	1,681	1,734
U.S. Treasury 1.75% 8/15/2041 (m)	4,650	3,087
U.S. Treasury 4.75% 11/15/2043	2,650	2,648
U.S. Treasury 4.625% 5/15/2044	1,210	1,187
U.S. Treasury 3.00% 8/15/2048 (m)	5,045	3,730
U.S. Treasury 1.25% 5/15/2050	1,625	781
U.S. Treasury 4.75% 11/15/2053 (m)	4,809	4,763
U.S. Treasury 4.25% 2/15/2054	681	621
U.S. Treasury 4.625% 5/15/2054 (m)	5,926	5,755
U.S. Treasury 4.50% 11/15/2054	143	136
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	837	830
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)(m)	10,569	10,964
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,487	1,900
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	183	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(m)	5,916	5,416
UKG, Inc. 6.875% 2/1/2031 (e)	77	80
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (d)(k)	3,098	2,789
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (d)(k)	4,068	3,892
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (d)(k)	171	168
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (d)(k)	5,160	5,244
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (d)(k)	183	193
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (d)(k)	6	6
United Mexican States 6.00% 5/7/2036	970	960

American Funds Insurance Series 208

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)
United Mexican States 6.338% 5/4/2053	USD425	$391
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	85	84
United Rentals (North America), Inc. 3.875% 2/15/2031	130	122
Univision Communications, Inc. 8.00% 8/15/2028 (e)	110	112
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	228
US Foods, Inc. 4.625% 6/1/2030 (e)	35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	21
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	77
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash
1/16/2026 (f)(g)(h)(i)	32	18
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash
7/16/2026 (f)(g)(h)(i)	33	18
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (f)(g)(h)(i)	54	30
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	102
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)	80	83
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	89
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	59
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	115
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	27
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	85
Veralto Corp. 5.35% 9/18/2028	2,900	2,990
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	631	638
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)	838	840
Voyager Parent, LLC 9.25% 7/1/2032 (e)	150	156
VZ Secured Financing BV 5.00% 1/15/2032 (e)	200	178
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	73
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (e)	200	199
Waste Management, Inc. 3.875% 1/15/2029	50	49
Waste Pro USA, Inc. 7.00% 2/1/2033 (e)	20	21
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	93	96
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (a)	4,698	4,633
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	1,600	1,365
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)	200	203
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	156
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (d)(e)	50	50
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	146	146
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	103
WMG Acquisition Corp. 3.875% 7/15/2030 (e)	135	126
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	73
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (a)(b)(i)	106	107
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	46
Ziggo BV 4.875% 1/15/2030 (e)	300	281
		644,142

Total bonds, notes & other debt instruments (cost: $1,425,802,000)		1,415,113
Preferred securities 0.01%	Shares

U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(f)(n)	48	68
Total preferred securities (cost: $49,000)		68
Common stocks 0.12%

Norwegian kroner 0.12%
Constellation Oil Services Holding SA (NDR) (n)	3,958,470	1,767

209American Funds Insurance Series

Capital World Bond Fund® (continued)

Common stocks (continued)			Value
		Shares	(000)

U.S. dollars 0.00%
Altera Infrastructure, LP (f)		1,441	$45
New Fortress Energy, Inc., Class A (n)		4,095	14
DSG TopCo, Inc. (n)		420	6
Bighorn Permian Resources, LLC (f)		531	—(l)
Party City Holdco, Inc. (f)(n)		80	—(l)
Party City Holdco, Inc. (e)(f)(n)		1	—(l)
Venator Materials PLC (f)(n)		232	—(l)
Endo, Inc., 1L 6.125% Escrow (f)(n)		205,000	—(l)
			65

Total common stocks (cost: $2,070,000)			1,832
Investment funds 1.50%

Capital Group Central Corporate Bond Fund (o)		2,612,163	22,047
Total investment funds (cost: $20,457,000)			22,047
Short-term securities 2.54%

Money market investments 2.34%

Capital Group Central Cash Fund 4.35% (o)(p)		345,182	34,518
	Weighted
	average yield	Principal amount
	at acquisition	(000)

Bills & notes of governments & government agencies outside the U.S. 0.20%

Egypt (Arab Republic of) 9/9/2025	21.356%	EGP150,475	2,878

Total short-term securities (cost: $37,370,000)			37,396

Options purchased (equity style) 0.00%

Options purchased (equity style) *

Total options purchased (equity style) (cost: $21,000)

Total investment securities 100.31% (cost: $1,485,769,000)

Total options written (equity style) † 0.00% (premium received: $121,000) Other assets less liabilities (0.31)%

Net assets 100.00%

35

1,476,491

(12)

(4,525)

$1,471,954

*Options purchased (equity style)

Options on foreign currencies

				Notional	Value at
		Expiration	Exercise	amount	6/30/2025
Description	Counterparty	date	price	(000)	(000)

Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.43	GBP3,625	$35

American Funds Insurance Series 210

Capital World Bond Fund® (continued)

†Options written (equity style)

Options on foreign currencies

				Notional	Value at
		Expiration	Exercise	amount	6/30/2025
Description	Counterparty	date	price	(000)	(000)

Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.49	GBP(3,625)	$(12)
Options purchased (futures style)

Options on futures
					Value and
					unrealized
					appreciation
				Notional	(depreciation) at
	Number of	Expiration	Exercise	amount	6/30/2025
Description	contracts	date	price	(000)	(000)

Put
10 Year Euro-Bund Futures Options	817	7/25/2025	EUR129.00	EUR81,700	$64
Options written (futures style)

Options on futures
					Value and
					unrealized
					appreciation
				Notional	(depreciation) at
	Number of	Expiration	Exercise	amount	6/30/2025
Description	contracts	date	price	(000)	(000)

Put
10 Year Euro-Bund Futures Options	(817)	7/25/2025	EUR128.00	EUR(81,700)	$(39)
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2025
Contracts	Type	contracts	date	(000)	(000)

3 Month SONIA Futures	Long	141	3/18/2026	USD46,637	$ 158
2 Year Italy Government Bond Futures	Long	239	9/10/2025	30,390	(13)
2 Year Euro-Schatz Futures	Short	300	9/10/2025	(37,900)	47
2 Year Canadian Government Bond Futures	Long	394	9/29/2025	30,572	23
2 Year U.S. Treasury Note Futures	Long	260	10/3/2025	54,086	92
3 Year Australian Treasury Bond Futures	Short	1	9/16/2025	(71)	—(l)
5 Year Euro-Bobl Futures	Long	403	9/10/2025	55,864	(127)
5 Year Canadian Government Bond Futures	Long	268	9/29/2025	22,458	101
5 Year U.S. Treasury Note Futures	Long	760	10/3/2025	82,840	884
10 Year French Government Bond Futures	Long	46	9/10/2025	6,710	(24)
10 Year Italy Government Bond Futures	Short	12	9/10/2025	(1,710)	(5)
10 Year Euro-Bund Futures	Short	683	9/10/2025	(104,711)	587

211American Funds Insurance Series

Capital World Bond Fund® (continued)

Futures contracts (continued)

								Value and
								unrealized
								appreciation
							Notional	(depreciation)
					Number of	Expiration	amount	at 6/30/2025
Contracts				Type	contracts	date	(000)	(000)

10 Year Australian Treasury Bond Futures				Short	118	9/15/2025	USD(8,901)	$(99)
10 Year Japanese Government Bond Futures				Short	106	9/22/2025	(102,331)	(348)
10 Year Canadian Government Bond Futures				Long	21	9/29/2025	1,881	1
10 Year Ultra U.S. Treasury Note Futures				Long	275	9/30/2025	31,423	678
10 Year UK Gilt Futures				Long	220	9/30/2025	28,094	375
10 Year U.S. Treasury Note Futures				Long	217	9/30/2025	24,331	469
20 Year U.S. Treasury Bond Futures				Long	115	9/30/2025	13,279	467
30 Year Euro-Buxl Futures				Short	46	9/10/2025	(6,434)	68
30 Year Ultra U.S. Treasury Bond Futures				Long	2	9/30/2025	238	5

								$3,339
Forward currency contracts

								Unrealized
	Contract amount							appreciation
								(depreciation)

Currency purchased		Currency sold					Settlement	at 6/30/2025
	(000)		(000)		Counterparty		date	(000)

GBP	3,740	USD	5,131		Morgan Stanley		7/1/2025	$3
USD	5,044	GBP	3,740		Morgan Stanley		7/1/2025	(90)
JPY	772,730	USD	5,329		Goldman Sachs		7/7/2025	41
USD	1,689	JPY	245,540		BNP Paribas		7/7/2025	(17)
EUR	14,600	USD	16,776		Citibank		7/8/2025	431
USD	1,028	EUR	890		UBS AG		7/8/2025	(20)
USD	1,739	EUR	1,510		Morgan Stanley		7/8/2025	(40)
USD	9,018	EUR	8,155		BNP Paribas		7/8/2025	(594)
EUR	18,217	USD	20,946		HSBC Bank		7/10/2025	527
USD	583	EUR	505		JPMorgan Chase		7/10/2025	(13)
USD	487	EUR	427		HSBC Bank		7/10/2025	(16)
USD	2,802	ZAR	50,000		UBS AG		7/10/2025	(20)
CNH	269,622	USD	37,612		Citibank		7/14/2025	98
EUR	2,692	USD	3,085		Standard Chartered Bank		7/14/2025	89
GBP	800	USD	1,082		Morgan Stanley		7/14/2025	17
AUD	2,600	USD	1,696		Standard Chartered Bank		7/14/2025	15
TRY	7,670	USD	189		Citibank		7/14/2025	1
INR	25,000	USD	291		Standard Chartered Bank		7/14/2025	—(l)
USD	858	NOK	8,645		Citibank		7/14/2025	—(l)
SEK	11,225	USD	1,191		BNP Paribas		7/14/2025	(4)
USD	1,731	CLP	1,623,750		Morgan Stanley		7/14/2025	(12)
USD	1,483	BRL	8,200		UBS AG		7/14/2025	(21)
USD	3,273	IDR	53,437,025		HSBC Bank		7/14/2025	(22)
USD	14,248	AUD	21,747		Citibank		7/14/2025	(69)
USD	2,353	BRL	13,480		Citibank		7/14/2025	(119)
EUR	5,075	USD	5,803		BNP Paribas		7/15/2025	182
CAD	5,525	USD	4,039		Bank of New York Mellon		7/15/2025	21
USD	863	EUR	745		Barclays Bank PLC		7/15/2025	(16)
EUR	34,176	USD	39,311		Bank of America		7/16/2025	992
USD	3,474	NOK	34,365		BNP Paribas		7/16/2025	64
EUR	4,922	GBP	4,185		BNP Paribas		7/16/2025	60
CNH	368,432	USD	51,481		HSBC Bank		7/16/2025	56
JPY	1,690,218	USD	11,717		Citibank		7/16/2025	43
CNH	68,468	USD	9,559		Citibank		7/16/2025	19
NZD	2,799	USD	1,704		UBS AG		7/16/2025	3
NOK	34,365	USD	3,412		UBS AG		7/16/2025	(2)

American Funds Insurance Series 212

Capital World Bond Fund® (continued)

Forward currency contracts (continued)

						Unrealized
	Contract amount					appreciation
						(depreciation)

Currency purchased		Currency sold			Settlement	at 6/30/2025
	(000)		(000)	Counterparty	date	(000)

USD	2,711	EUR	2,330	Citibank	7/16/2025	$(37)
USD	16,932	EUR	14,600	UBS AG	7/16/2025	(285)
CAD	16,013	USD	11,740	Bank of New York Mellon	7/17/2025	31
JPY	2,279,574	USD	15,876	JPMorgan Chase	7/17/2025	(13)
USD	15,723	JPY	2,244,750	HSBC Bank	7/18/2025	101
JPY	1,135,410	USD	7,835	Bank of New York Mellon	7/18/2025	67
COP	2,800,000	USD	663	Morgan Stanley	7/18/2025	20
GBP	1,535	USD	2,090	Standard Chartered Bank	7/18/2025	17
IDR	14,450,980	USD	887	Citibank	7/18/2025	4
USD	10,414	KRW 14,246,054		Citibank	7/18/2025	(127)
USD	10,075	GBP	7,445	UBS AG	7/18/2025	(145)
USD	13,205	BRL	73,862	Citibank	7/18/2025	(327)
MYR	20,815	USD	4,902	Standard Chartered Bank	7/21/2025	41
THB	190,470	USD	5,839	Citibank	7/21/2025	40
SEK	32,900	USD	3,466	Morgan Stanley	7/21/2025	17
MYR	3,215	USD	758	JPMorgan Chase	7/21/2025	5
PLN	6,680	EUR	1,567	HSBC Bank	7/21/2025	4
USD	273	PLN	1,000	Citibank	7/21/2025	(4)
USD	2,280	CAD	3,109	HSBC Bank	7/21/2025	(6)
USD	899	MYR	3,934	HSBC Bank	7/21/2025	(36)
USD	1,343	MYR	5,889	BNP Paribas	7/21/2025	(55)
USD	1,304	MYR	5,740	Standard Chartered Bank	7/21/2025	(58)
USD	1,618	MYR	7,113	Standard Chartered Bank	7/21/2025	(71)
USD	2,922	MYR	12,851	Standard Chartered Bank	7/21/2025	(130)
USD	3,562	MYR	15,578	HSBC Bank	7/21/2025	(137)
USD	3,587	MYR	15,720	Standard Chartered Bank	7/21/2025	(145)
JPY	388,645	USD	2,751	Standard Chartered Bank	7/22/2025	(45)
USD	5,272	EUR	4,580	HSBC Bank	7/24/2025	(132)
GBP	3,981	EUR	4,620	BNP Paribas	7/25/2025	13
USD	5,494	EUR	4,805	UBS AG	7/25/2025	(177)
CHF	3,497	USD	4,361	Barclays Bank PLC	7/28/2025	63
MXN	35,424	USD	1,859	Morgan Stanley	7/28/2025	23
DKK	46,980	EUR	6,299	Bank of America	7/28/2025	—(l)
USD	5,237	NOK	52,916	Bank of America	7/28/2025	(14)
USD	11,415	DKK	73,090	Bank of America	7/28/2025	(151)
CZK	18,000	USD	852	Citibank	8/6/2025	6
SGD	1,400	USD	1,102	Bank of America	8/6/2025	3
CZK	47,290	EUR	1,908	Citibank	8/6/2025	2
HUF	1,284,310	EUR	3,202	Goldman Sachs	8/6/2025	(4)
USD	1,812	HUF	619,035	HSBC Bank	8/6/2025	(9)
USD	3,156	EUR	2,710	UBS AG	8/6/2025	(45)
EUR	5,100	CAD	8,144	Citibank	8/7/2025	31
USD	5,132	GBP	3,740	Morgan Stanley	8/11/2025	(3)
EUR	4,535	USD	5,211	HSBC Bank	9/12/2025	157
EUR	1,760	USD	2,053	UBS AG	9/17/2025	31
USD	1,567	EUR	1,362	UBS AG	9/17/2025	(46)

						$61

213American Funds Insurance Series

Capital World Bond Fund® (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Upfront	Unrealized
Receive	Pay	premium	appreciation
Notional	Value at	paid	(depreciation)

Payment	Payment	Expiration	amount	6/30/2025	(received)	at 6/30/2025
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	$3	$—	$3
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	(8)	—	(8)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	(33)	—	(33)
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR9,720	(33)	—	(33)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	62	—	62
2.5225%	Semi-annual	Bank of Canada Overnight Repo Semi-annual	5/22/2027	CAD25,620	21	—	21
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	25	—	25
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	226	—	226
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(172)	—	(172)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(35)	—	(35)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	(39)	—	(39)
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK32,270	26	—	26
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR2,690	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR2,690	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	7	—	7
4.165%	Annual	6-month NOK-NIBOR	Semi-annual 3/24/2030 NOK26,280	47	—	47
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual 3/24/2030 NOK16,900	31	—	31
4.162%	Annual	6-month NOK-NIBOR	Semi-annual 3/24/2030 NOK16,890	30	—	30
4.165%	Annual	6-month NOK-NIBOR	Semi-annual 3/25/2030 NOK62,070	112	—	112
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,330	(17)	—	(17)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,350	(18)	—	(18)
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	(67)	—	(67)
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK67,510	(68)	—	(68)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	412	—	412

$ 508	$—	$ 508
Bilateral interest rate swaps

Upfront	Unrealized
Receive	Pay	premium	appreciation
Notional	Value at	paid	(depreciation)

Payment	Payment	Expiration	amount 6/30/2025	(received)	at 6/30/2025
Rate	frequency	Rate	frequency	Counterparty	date	(000)	(000)	(000)	(000)

12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	$ (255)	$—	$(255)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	(321)	—	(321)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	(542)	—	(542)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(870)	—	(870)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL52,510	316	—	316
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL14,440	98	—	98
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL10,600	67	—	67
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL6,440	41	—	41
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	(389)	—	(389)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(1,313)	—	(1,313)

$(3,168)	$—	$(3,168)

American Funds Insurance Series 214

Capital World Bond Fund® (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

							Upfront		Unrealized
							premium		appreciation
				Notional		Value at	paid		(depreciation)
Reference	Financing	Payment	Expiration	amount	6/30/2025		(received)		at 6/30/2025
index	rate paid	frequency	date	(000)		(000)	(000)		(000)

CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD2,037		$ (45)	$ (41)		$(4)
CDX.EM.43	1.00%	Quarterly	6/20/2030	9,890		246	350		(104)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	11,405		(856)	(735)		(121)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR15,490		(389)	(194)		(195)

						$(1,044)	$(620)		$(424)
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
							Upfront		Unrealized
							premium		appreciation
				Notional		Value at	paid		(depreciation)
Reference	Financing	Payment	Expiration	amount (q)		6/30/2025 (r)	(received)		at 6/30/2025
index	rate received	frequency	date	(000)		(000)	(000)		(000)

ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR3,520		$386	$371		$15
Investments in affiliates (o)
						Net	Net
			Value at				unrealized		Dividend
						realized	appreciation	Value at	or interest
			1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
			(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 1.50%
Capital Group Central Corporate Bond Fund			$21,147	$513	$—	$ —	$387	$22,047	$513
Short-term securities 2.34%
Money market investments 2.34%
Capital Group Central Cash Fund 4.35% (p)			23,214	269,520	258,213	(1)	(2)	34,518	858

Total 3.84%						$(1)	$385	$56,565	$1,371

215American Funds Insurance Series

Capital World Bond Fund® (continued)

Restricted securities (b)

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

Bank of America Corp. 3.648% 3/31/2029 (3-month
EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	$5,770	$6,058	0.41%
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,040	2,280	0.15
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,971	2,043	0.14
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,338	1,318	0.09
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030
(13.875% on 6/22/2026) (a)(i)	6/23/2023-3/24/2025	104	107	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR
+ 7.25%) 11.428% 9/13/2029 (g)(h)	9/13/2023	94	96	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR +
7.25%) 11.428% 9/13/2029 (g)(h)	9/13/2023-6/13/2025	2	2	0.00(s)

Total		$11,319	$11,904	0.81%

(a)Step bond; coupon rate may change at a later date.

(b)Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $11,904,000, which represented 0.81% of the net assets of the fund.

(c)Index-linked bond whose principal amount moves with a government price index.

(d)Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(e)Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,722,000, which represented 10.58% of the net assets of the fund.

(f)Value determined using significant unobservable inputs.

(g)Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,037,000, which represented 0.14% of the net assets of the fund.

(h)Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

(j)Scheduled interest and/or principal payment was not received.

(k)Represents securities transacted on a TBA basis.

(l)Amount less than one thousand.

(m)All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,222,000, which represented 0.90% of the net assets of the fund.

(n)Security did not produce income during the last 12 months.

(o)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

(p)Rate represents the seven-day yield at 6/30/2025.

(q)The maximum potential amount the fund may pay as a protection seller should a credit event occur.

(r)The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)Amount less than 0.01%.

American Funds Insurance Series 216

Capital World Bond Fund® (continued)

Key to abbreviation(s)
Assn. = Association	EUR = Euros	PRIBOR = Prague Interbank Offered Rate
AUD = Australian dollars	EURIBOR = Euro Interbank Offered Rate	Ref. = Refunding
BRL = Brazilian reais	GBP = British pounds	REIT = Real Estate Investment Trust
BZDIOVER = Overnight Brazilian Interbank Deposit	HUF = Hungarian forints	Rev. = Revenue
Rate	ICE = Intercontinental Exchange, Inc.	RSC = Restricted Scope Company
CAD = Canadian dollars	IDR = Indonesian rupiah	SEK = Swedish kronor
CHF = Swiss francs	INR = Indian rupees	SGD = Singapore dollars
CLO = Collateralized Loan Obligations	JPY = Japanese yen	SOFR = Secured Overnight Financing Rate
CLP = Chilean pesos	KRW = South Korean won	SONIA = Sterling Overnight Interbank Average Rate
CME = CME Group	MXN = Mexican pesos	STIBOR = Stockholm Interbank Offered Rate
CNH = Chinese yuan renminbi	MYR = Malaysian ringgits	TBA = To be announced
CNY = Chinese yuan renminbi	NDR = Norwegian Depositary Receipts	THB = Thai baht
COP = Colombian pesos	NIBOR = Norwegian Interbank Offered Rate	TRY = Turkish lira
CZK = Czech korunas	NOK = Norwegian kroner	USD = U.S. dollars
DAC = Designated Activity Company	NZD = New Zealand dollars	UST = U.S. Treasury
DKK = Danish kroner	PIK = Payment In Kind	WIBOR = Warsaw Interbank Offered Rate
EGP = Egyptian pounds	PLN = Polish zloty	ZAR = South African rand
Refer to the notes to financial statements.

217American Funds Insurance Series

American High-Income Trust

Investment portfolio June 30, 2025		unaudited
Bonds, notes & other debt instruments 88.27%	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans 88.17%

Communication services 13.96%
CCO Holdings, LLC 5.50% 5/1/2026 (a)	USD102	$ 102
CCO Holdings, LLC 5.00% 2/1/2028 (a)	586	581
CCO Holdings, LLC 5.375% 6/1/2029 (a)	525	523
CCO Holdings, LLC 6.375% 9/1/2029 (a)	445	454
CCO Holdings, LLC 4.75% 3/1/2030 (a)	3,281	3,181
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,484	2,370
CCO Holdings, LLC 4.25% 2/1/2031 (a)	3,164	2,958
CCO Holdings, LLC 7.375% 3/1/2031 (a)	70	73
CCO Holdings, LLC 4.75% 2/1/2032 (a)	2,708	2,570
CCO Holdings, LLC 4.50% 5/1/2032	2,419	2,254
CCO Holdings, LLC 4.50% 6/1/2033 (a)	2,232	2,042
CCO Holdings, LLC 4.25% 1/15/2034 (a)	4,646	4,139
Charter Communications Operating, LLC 4.80% 3/1/2050	437	350
Charter Communications Operating, LLC 3.70% 4/1/2051	473	315
Charter Communications Operating, LLC 3.90% 6/1/2052	950	653
Charter Communications Operating, LLC 5.25% 4/1/2053	577	491
Charter Communications Operating, LLC 3.85% 4/1/2061	175	112
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	870	823
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	460	426
Connect Finco SARL 9.00% 9/15/2029 (a)	6,630	6,672
Consolidated Communications, Inc. 5.00% 10/1/2028 (a)	225	228
Consolidated Communications, Inc. 6.50% 10/1/2028 (a)	80	82
CSC Holdings, LLC 5.50% 4/15/2027 (a)	430	411
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (b)(c)	329	321
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (b)(c)	1,698	1,676
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)	285	81
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(d)	40	36
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	4,210	4,199
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (b)(c)	209	210
DISH Network Corp. 11.75% 11/15/2027 (a)	12,368	12,759
EchoStar Corp. 10.75% 11/30/2029	4,187	4,316
EchoStar Corp. 6.75% PIK 11/30/2030 (d)	3,157	2,883
Embarq, LLC 7.995% 6/1/2036	4,729	2,171
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)	445	445
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	35	35
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	3,755	3,807
Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,625	2,653
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	3,261	3,306
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	225	239
Gray Media, Inc. 7.00% 5/15/2027 (a)	325	325
Gray Media, Inc. 10.50% 7/15/2029 (a)	4,250	4,569
Gray Media, Inc. 4.75% 10/15/2030 (a)	791	599
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,538	1,905
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.439% 12/1/2028 (b)(c)	2	2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (b)(c)	1,124	1,124
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (a)	6,565	6,711
Lamar Media Corp. 4.00% 2/15/2030	260	249
Lamar Media Corp. 3.625% 1/15/2031	160	148
Level 3 Financing, Inc. 3.75% 7/15/2029 (a)	550	465
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(d)(e)	3,213	1,108
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(d)(f)	688	688
News Corp. 3.875% 5/15/2029 (a)	710	680
Nexstar Media, Inc. 5.625% 7/15/2027 (a)	1,254	1,252
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	3,780	3,685
Paramount Global 7.875% 7/30/2030	130	144
Paramount Global 6.875% 4/30/2036	490	502
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	1,240	1,254
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	1,760	1,728
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	700	695

American Funds Insurance Series 218

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Communication services (continued)
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	USD3,489	$ 3,353
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	590	587
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,100	2,860
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	5,756	5,120
Snap, Inc. 6.875% 3/1/2033 (a)	1,540	1,581
Sprint Capital Corp. 6.875% 11/15/2028	316	339
Sprint Capital Corp. 8.75% 3/15/2032	716	869
Sprint, LLC 7.625% 3/1/2026	480	485
Stagwell Global, LLC 5.625% 8/15/2029 (a)	1,285	1,230
TEGNA, Inc. 5.00% 9/15/2029	861	823
T-Mobile USA, Inc. 3.375% 4/15/2029	860	828
Univision Communications, Inc. 6.625% 6/1/2027 (a)	3,170	3,164
Univision Communications, Inc. 8.00% 8/15/2028 (a)	2,455	2,493
Univision Communications, Inc. 4.50% 5/1/2029 (a)	5,170	4,706
Univision Communications, Inc. 7.375% 6/30/2030 (a)	2,397	2,357
Univision Communications, Inc. 8.50% 7/31/2031 (a)	1,235	1,237
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.546%
6/24/2029 (b)(c)	68	68
VMED O2 UK Financing I PLC 4.25% 1/31/2031 (a)	1,300	1,192
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,027	956
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	490	412
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	405	273
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,498	1,405
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	957	895
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	225	204
X Corp., Term Loan B3, 9.50% 10/26/2029 (b)	370	360
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (b)(c)	1,464	1,432
Ziggo BV 4.875% 1/15/2030 (a)	865	809
		138,870

Energy 12.69%
3R Lux SARL 9.75% 2/5/2031 (a)	675	683
Antero Midstream Partners, LP 5.375% 6/15/2029 (a)	620	616
Antero Midstream Partners, LP 6.625% 2/1/2032 (a)	40	41
Antero Resources Corp. 5.375% 3/1/2030 (a)	130	131
Archrock Partners, LP 6.25% 4/1/2028 (a)	255	256
Archrock Partners, LP 6.625% 9/1/2032 (a)	420	428
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	650	651
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	500	509
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	475	482
Baytex Energy Corp. 8.50% 4/30/2030 (a)	645	646
Baytex Energy Corp. 7.375% 3/15/2032 (a)	330	315
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,210	1,196
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	125	131
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	2,275	2,079
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	1,034	915
California Resources Corp. 7.125% 2/1/2026 (a)	195	196
California Resources Corp. 8.25% 6/15/2029 (a)	520	534
Chord Energy Corp. 6.75% 3/15/2033 (a)	1,315	1,344
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	1,220	1,272
Civitas Resources, Inc. 5.00% 10/15/2026 (a)	585	578
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	740	759
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	730	742
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	2,547	2,578
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	290	298
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	280	265
CNX Resources Corp. 6.00% 1/15/2029 (a)	1,504	1,511
CNX Resources Corp. 7.375% 1/15/2031 (a)	861	899

219American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Energy (continued)
CNX Resources Corp. 7.25% 3/1/2032 (a)	USD1,300	$1,347
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	405	406
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	890	865
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	2,150	2,190
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	1,258	1,312
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	1,790	1,749
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	1,490	1,426
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	495	496
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	420	438
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,408	1,361
DT Midstream, Inc. 4.375% 6/15/2031 (a)	307	294
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028 (a)	610	627
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (a)	1,360	1,503
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	730	697
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	765	707
Energy Transfer, LP 6.00% 2/1/2029 (a)	55	56
EQT Corp. 5.00% 1/15/2029	170	171
EQT Corp. 6.375% 4/1/2029 (a)	185	191
EQT Corp. 4.75% 1/15/2031 (a)	1,350	1,330
EQT Corp. 3.625% 5/15/2031 (a)	290	269
Expand Energy Corp. 6.75% 4/15/2029 (a)	635	643
Expand Energy Corp. 5.375% 3/15/2030	1,290	1,295
Expand Energy Corp. 4.75% 2/1/2032	290	282
Expand Energy Corp. 4.875% 4/15/2032 (e)	4,300	17
Genesis Energy, LP 7.75% 2/1/2028	72	73
Genesis Energy, LP 8.25% 1/15/2029	1,545	1,617
Genesis Energy, LP 8.875% 4/15/2030	1,225	1,302
Genesis Energy, LP 7.875% 5/15/2032	2,540	2,643
Global Partners, LP 6.875% 1/15/2029	135	137
Global Partners, LP 8.25% 1/15/2032 (a)	460	484
Global Partners, LP 7.125% 7/1/2033 (a)	265	269
Harbour Energy PLC 5.50% 10/15/2026 (a)	1,065	1,054
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	1,392	1,417
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	820	867
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	845	858
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	361	359
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	455	468
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,430	1,376
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	490	492
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	805	795
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	837	814
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	783	758
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	970	927
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	1,258	1,306
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (a)	250	259
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	350	362
Matador Resources Co. 6.875% 4/15/2028 (a)	425	434
Matador Resources Co. 6.50% 4/15/2032 (a)	720	721
Matador Resources Co. 6.25% 4/15/2033 (a)	800	796
MEG Energy Corp. 5.875% 2/1/2029 (a)	1,430	1,429
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(e)	739	15
Murphy Oil Corp. 6.375% 7/15/2028	243	245
Murphy Oil Corp. 6.00% 10/1/2032	410	391
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	820	757
Nabors Industries, Inc. 7.375% 5/15/2027 (a)	755	746
Nabors Industries, Inc. 7.50% 1/15/2028 (a)	75	67
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	990	949
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	525	390
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	935	520
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.807% 10/30/2028 (b)(c)	267	147

American Funds Insurance Series 220

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Energy (continued)
NFE Financing, LLC 12.00% 11/15/2029 (a)	USD17,123	$7,788
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	105	106
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	1,110	1,114
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,695	1,727
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (a)	1,900	1,918
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	360	371
NuStar Logistics, LP 6.00% 6/1/2026	286	287
Occidental Petroleum Corp. 6.60% 3/15/2046	692	683
Occidental Petroleum Corp. 6.05% 10/1/2054	1,200	1,101
Parkland Corp. 5.875% 7/15/2027 (a)	605	606
Parkland Corp. 4.625% 5/1/2030 (a)	440	422
Parkland Corp. 6.625% 8/15/2032 (a)	70	72
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	58	59
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	955	991
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	1,490	1,505
Petroleos Mexicanos 6.875% 10/16/2025	350	350
Petroleos Mexicanos 4.50% 1/23/2026	695	686
Petroleos Mexicanos 6.875% 8/4/2026	155	155
Petroleos Mexicanos 6.49% 1/23/2027	160	159
Petroleos Mexicanos 5.35% 2/12/2028	125	120
Petroleos Mexicanos 6.50% 1/23/2029	140	137
Petroleos Mexicanos 8.75% 6/2/2029	777	805
Petroleos Mexicanos 6.84% 1/23/2030	510	493
Petroleos Mexicanos 5.95% 1/28/2031	715	647
Petroleos Mexicanos 6.50% 6/2/2041	10	7
Petroleos Mexicanos 6.75% 9/21/2047	31	22
Petroleos Mexicanos 6.35% 2/12/2048	10	7
Petroleos Mexicanos 7.69% 1/23/2050	185	146
Petroleos Mexicanos 6.95% 1/28/2060	460	331
Range Resources Corp. 8.25% 1/15/2029	500	515
Range Resources Corp. 4.75% 2/15/2030 (a)	285	277
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	268	267
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	204
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	335	317
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,745	1,787
Sunoco, LP 6.00% 4/15/2027	547	547
Sunoco, LP 5.875% 3/15/2028	290	291
Sunoco, LP 7.00% 5/1/2029 (a)	300	313
Sunoco, LP 4.50% 5/15/2029	1,970	1,914
Sunoco, LP 4.50% 4/30/2030	1,880	1,809
Sunoco, LP 7.25% 5/1/2032 (a)	1,335	1,403
Sunoco, LP 6.25% 7/1/2033 (a)	810	824
Talos Production, Inc. 9.00% 2/1/2029 (a)	985	1,009
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,265	1,293
Targa Resources Partners, LP 6.50% 7/15/2027	133	133
Targa Resources Partners, LP 5.50% 3/1/2030	327	332
Targa Resources Partners, LP 4.875% 2/1/2031	695	690
TGS ASA 8.50% 1/15/2030 (a)	710	736
Tidewater, Inc. 9.125% 7/15/2030 (a)	290	299
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	436	441
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (a)	369	369
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	1,074	1,092
Transocean, Inc. 8.00% 2/1/2027 (a)	140	138
Transocean, Inc. 8.75% 2/15/2030 (a)	399	411
Transocean, Inc. 8.50% 5/15/2031 (a)	665	594
Transocean, Inc. 6.80% 3/15/2038	425	299
USA Compression Partners, LP 6.875% 9/1/2027	332	333
USA Compression Partners, LP 7.125% 3/15/2029 (a)	430	441
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	1,190	1,123
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	195	201

221American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	USD1,600	$ 1,482
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,260	1,103
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	915	946
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	405	441
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	750	759
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	1,300	1,351
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	492	532
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve
Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(g)	413	402
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	1,140	1,222
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,425	1,425
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	970	1,051
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,470	1,470
Vital Energy, Inc. 7.875% 4/15/2032 (a)	700	599
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	3,309	3,413
Western Midstream Operating, LP 4.50% 3/1/2028	239	238
Western Midstream Operating, LP 5.25% 2/1/2050	300	253
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	395	393
		126,268

Financials 9.18%
AG Issuer, LLC 6.25% 3/1/2028 (a)	1,286	1,287
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (a)	392	406
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.574%
5/15/2032 (b)(c)	285	286
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824%
5/15/2033 (b)(c)	1,265	1,292
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	555	545
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,460	1,440
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	660	683
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	845	862
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	3,420	3,530
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,650	1,605
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,095	1,146
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	1,815	1,911
Aretec Group, Inc. 7.50% 4/1/2029 (a)	3,193	3,235
Aretec Group, Inc. 10.00% 8/15/2030 (a)	755	831
AssuredPartners, Inc. 5.625% 1/15/2029 (a)	365	364
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (b)(c)	496	498
Blackstone Private Credit Fund 6.00% 11/22/2034	795	778
Block, Inc. 2.75% 6/1/2026	1,640	1,607
Block, Inc. 3.50% 6/1/2031	1,820	1,671
Block, Inc. 6.50% 5/15/2032	920	950
Blue Owl Capital Corp. 3.40% 7/15/2026	290	285
Blue Owl Capital Corp. 3.125% 4/13/2027	600	580
Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	959
Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	391
Boost Newco Borrower, LLC 7.50% 1/15/2031 (a)	1,660	1,763
Brown & Brown, Inc. 5.25% 6/23/2032	92	94
Brown & Brown, Inc. 5.55% 6/23/2035	266	271
Brown & Brown, Inc. 6.25% 6/23/2055	331	342
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	3,416	3,205
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,554	2,276
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,661	3,289
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	710	601
Hightower Holding, LLC 6.75% 4/15/2029 (a)	1,280	1,277
Hightower Holding, LLC 9.125% 1/31/2030 (a)	195	208
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	1,100	1,140

American Funds Insurance Series 222

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Financials (continued)
HUB International, Ltd. 5.625% 12/1/2029 (a)	USD165	$ 165
HUB International, Ltd. 7.25% 6/15/2030 (a)	767	802
HUB International, Ltd. 7.375% 1/31/2032 (a)	870	911
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (b)(c)	146	146
Intercontinental Exchange, Inc. 3.625% 9/1/2028	410	402
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,335	1,282
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,075	1,106
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	830	861
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030) (g)	160	148
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	715	684
MPT Finance Corp. 7.00% 2/15/2032	EUR705	852
MSCI, Inc. 3.875% 2/15/2031 (a)	USD630	595
MSCI, Inc. 3.625% 11/1/2031 (a)	341	314
MSCI, Inc. 3.25% 8/15/2033 (a)	584	512
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (a)	380	395
Navient Corp. 6.75% 6/15/2026	510	517
Navient Corp. 5.00% 3/15/2027	2,253	2,245
Navient Corp. 4.875% 3/15/2028	550	543
Navient Corp. 5.50% 3/15/2029	3,815	3,739
Navient Corp. 9.375% 7/25/2030	1,547	1,708
Navient Corp. 11.50% 3/15/2031	880	998
Navient Corp. 7.875% 6/15/2032	1,455	1,515
Navient Corp. 5.625% 8/1/2033	2,463	2,267
OneMain Finance Corp. 3.875% 9/15/2028	165	158
OneMain Finance Corp. 9.00% 1/15/2029	105	110
OneMain Finance Corp. 6.625% 5/15/2029	1,055	1,085
OneMain Finance Corp. 5.375% 11/15/2029	950	935
OneMain Finance Corp. 7.875% 3/15/2030	915	973
OneMain Finance Corp. 4.00% 9/15/2030	245	226
OneMain Finance Corp. 7.50% 5/15/2031	125	131
OneMain Finance Corp. 7.125% 11/15/2031	1,335	1,390
OneMain Finance Corp. 7.125% 9/15/2032	1,975	2,047
Osaic Holdings, Inc. 10.75% 8/1/2027 (a)	4,101	4,113
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.827% 8/17/2028 (b)(c)	475	476
Owl Rock Capital Corp. 3.75% 7/22/2025	145	145
Oxford Finance, LLC 6.375% 2/1/2027 (a)	1,488	1,497
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	675	702
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	440	450
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	520	534
Planet Financial Group, LLC 10.50% 12/15/2029 (a)	230	230
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)	520	508
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	720	697
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	805	812
SLM Corp. 6.50% 1/31/2030	680	714
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	655	649
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	600	632
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	535	553
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	385	398
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (b)(c)	2,891	2,932
Voyager Parent, LLC 9.25% 7/1/2032 (a)	3,240	3,373
WEX, Inc. 6.50% 3/15/2033 (a)	550	555
		91,340

Consumer discretionary 9.11%
Advance Auto Parts, Inc. 5.95% 3/9/2028	853	873
Advance Auto Parts, Inc. 3.90% 4/15/2030	1,470	1,379
Advance Auto Parts, Inc. 3.50% 3/15/2032	1,629	1,428

223American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935%
3/11/2030 (b)(c)(f)	USD556	$ 556
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and
5.947% Cash 3/11/2030 (b)(c)(d)(f)	509	509
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	555	539
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	2,545	2,478
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,375	1,395
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	305	319
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	1,849	1,931
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,275	1,232
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	600	571
Bath & Body Works, Inc. 6.875% 11/1/2035	1,581	1,642
Bath & Body Works, Inc. 6.75% 7/1/2036	910	926
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.049% 10/16/2031 (b)(c)	591	594
Boyd Gaming Corp. 4.75% 12/1/2027	441	439
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	575	552
Boyne USA, Inc. 4.75% 5/15/2029 (a)	650	631
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,794	1,714
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	2,345	2,430
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,570	1,612
Carnival Corp. 5.75% 3/1/2027 (a)	505	510
Carnival Corp. 4.00% 8/1/2028 (a)	1,450	1,420
Carnival Corp. 7.00% 8/15/2029 (a)	135	142
Carnival Corp. 6.125% 2/15/2033 (a)	3,765	3,855
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	150	160
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	1,800	1,725
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	2,155	1,990
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,295	1,218
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	334	334
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	102	102
Ford Motor Co. 3.25% 2/12/2032	500	422
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	488
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	111
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	202
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	226
Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	390
Ford Motor Credit Co., LLC 4.00% 11/13/2030	550	502
Ford Motor Credit Co., LLC 6.532% 3/19/2032	470	478
Gap, Inc. 3.625% 10/1/2029 (a)	170	158
Gap, Inc. 3.875% 10/1/2031 (a)	108	97
General Motors Financial Co., Inc. 5.90% 1/7/2035	530	533
Genting New York, LLC 7.25% 10/1/2029 (a)	1,240	1,287
Global Auto Holdings PLC 11.50% 8/15/2029 (a)	585	573
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,790	1,753
Hanesbrands, Inc. 9.00% 2/15/2031 (a)	2,266	2,401
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (b)(c)	1,123	1,127
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	406
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	1,045	983
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	591	569
Hyatt Hotels Corp. 5.75% 3/30/2032	269	276
Hyundai Capital America 1.65% 9/17/2026 (a)	70	68
International Game Technology PLC 4.125% 4/15/2026 (a)	465	465
International Game Technology PLC 5.25% 1/15/2029 (a)	1,065	1,056
KB Home 6.875% 6/15/2027	330	340
KB Home 7.25% 7/15/2030	330	342
Kohl’s Corp. 5.125% 5/1/2031 (g)	90	65
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	370	348
Las Vegas Sands Corp. 6.20% 8/15/2034	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	3,405	3,314
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,365	1,452

American Funds Insurance Series 224

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)
Levi Strauss & Co. 3.50% 3/1/2031 (a)	USD1,175	$1,076
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	470	485
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	305	319
Lindblad Expeditions, LLC 6.75% 2/15/2027 (a)	205	206
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	1,090	1,040
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	700	666
M.D.C. Holdings, Inc. 6.00% 1/15/2043	803	727
Macy’s Retail Holdings, LLC 5.875% 4/1/2029 (a)	75	74
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	555	533
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (a)	325	318
Mercury Aggregator, LP, Term Loan 2, 3.50% 4/3/2026 (b)(f)	95	36
Mercury Aggregator, LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025) (b)(f)(g)	166	63
MGM Resorts International 5.50% 4/15/2027	200	201
NCL Corp., Ltd. 5.875% 2/15/2027 (a)	375	377
Newell Brands, Inc. 8.50% 6/1/2028 (a)	580	611
Newell Brands, Inc. 6.625% 9/15/2029	435	431
Newell Brands, Inc. 6.375% 5/15/2030	785	766
Newell Brands, Inc. 6.625% 5/15/2032	435	416
Newell Brands, Inc. 6.875% 4/1/2036	355	341
Newell Brands, Inc. 7.00% 4/1/2046	165	141
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (a)	350	334
Party City Holdings, Inc. 0% 10/12/2028 (f)(h)	500	—(i)
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (a)(d)(e)(f)	2,510	251
PENN Entertainment, Inc. 4.125% 7/1/2029 (a)	15	14
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807%
3/3/2028 (b)(c)	965	893
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	492	510
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	660	646
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	745	767
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026 (a)	70	70
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	1,105	1,120
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (a)	705	725
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (a)	625	637
Sally Holdings, LLC 6.75% 3/1/2032	2,887	2,966
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	190	183
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.285% 4/4/2029 (b)(c)	1,298	1,298
Service Corp. International 4.625% 12/15/2027	405	403
Service Corp. International 5.125% 6/1/2029	75	75
Service Corp. International 3.375% 8/15/2030	190	175
Service Corp. International 4.00% 5/15/2031	515	482
Service Corp. International 5.75% 10/15/2032	350	354
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	95	91
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	2,181	2,118
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	2,669	2,539
Station Casinos, LLC 6.625% 3/15/2032 (a)	320	327
Travel + Leisure Co. 4.50% 12/1/2029 (a)	995	962
Travel + Leisure Co. 4.625% 3/1/2030 (a)	200	192
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	2,495	2,440
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	315	316
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	550	569
Valvoline, Inc. 3.625% 6/15/2031 (a)	630	571
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (b)(c)	400	396
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	11
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (a)	615	613
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	555	543
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	482	479

225American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	USD487	$ 520
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	1,300	1,309
ZF North America Capital, Inc. 7.125% 4/14/2030 (a)	250	245
		90,635

Health care 8.35%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	2,015	2,034
AdaptHealth, LLC 6.125% 8/1/2028 (a)	435	436
AdaptHealth, LLC 4.625% 8/1/2029 (a)	1,105	1,042
AdaptHealth, LLC 5.125% 3/1/2030 (a)	1,505	1,431
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	590	581
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	2,040	2,005
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	620	588
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	70	73
Bausch + Lomb Corp., Term Loan B, (USD-SOFR + 4.25%) 8.564% 12/18/2030 (b)(c)	447	448
Bausch Health Americas, Inc. 9.25% 4/1/2026 (a)	939	937
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,156	1,102
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	442	364
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	1,335	1,127
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	530	525
Bausch Health Cos., Inc. 7.25% 5/30/2029 (a)	20	14
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	1,262	800
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	1,277	755
Biocon Biologics Global PLC 6.67% 10/9/2029	200	190
Centene Corp. 4.625% 12/15/2029	945	920
Centene Corp. 3.375% 2/15/2030	52	48
Centene Corp. 3.00% 10/15/2030	295	264
Centene Corp. 2.50% 3/1/2031	1,125	969
Centene Corp. 2.625% 8/1/2031	615	527
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	186	181
Charles River Laboratories International, Inc. 3.75% 3/15/2029 (a)	550	517
CHS / Community Health Systems, Inc. 5.625% 3/15/2027 (a)	1,395	1,375
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	805	775
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	1,990	1,767
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	1,020	873
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	180	191
CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant
Maturity + 2.516% on 12/10/2034) (g)	200	201
DaVita, Inc. 4.625% 6/1/2030 (a)	1,085	1,040
DaVita, Inc. 3.75% 2/15/2031 (a)	875	796
DaVita, Inc. 6.875% 9/1/2032 (a)	2,255	2,338
DaVita, Inc. 6.75% 7/15/2033 (a)	2,035	2,103
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	2,565	2,718
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (b)(c)	1,757	1,758
Grifols SA 3.875% 10/15/2028	EUR340	384
Grifols SA 4.75% 10/15/2028 (a)	USD2,000	1,924
Grifols SA 7.50% 5/1/2030	EUR1,320	1,631
HCA, Inc. 3.50% 9/1/2030	USD180	170
HCA, Inc. 4.625% 3/15/2052	233	187
HCA, Inc. 7.50% 11/15/2095	250	272
Insulet Corp. 6.50% 4/1/2033 (a)	372	388
IQVIA, Inc. 5.00% 10/15/2026 (a)	603	603
IQVIA, Inc. 6.50% 5/15/2030 (a)	660	681
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,205	1,238
Jazz Securities DAC 4.375% 1/15/2029 (a)	506	489
Mallinckrodt International Finance SA 14.75% 11/14/2028 (a)	174	180
Medline Borrower, LP 3.875% 4/1/2029 (a)	1,380	1,325
Medline Borrower, LP 6.25% 4/1/2029 (a)	914	940

American Funds Insurance Series 226

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Health care (continued)
Medline Borrower, LP 5.25% 10/1/2029 (a)	USD1,985	$ 1,971
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (b)(c)	552	552
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	995	973
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,514	1,409
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	2,750	2,505
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,495	1,523
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	1,328	1,192
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	5,290	4,974
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	404
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(d)	2,347	2,309
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,830	2,840
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591%
Cash 1/31/2029 (b)(c)(d)	1,770	1,766
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (a)	505	526
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	665	679
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 3/2/2027 (b)(c)	36	36
Tenet Healthcare Corp. 6.25% 2/1/2027	320	320
Tenet Healthcare Corp. 5.125% 11/1/2027	375	375
Tenet Healthcare Corp. 4.25% 6/1/2029	1,620	1,572
Tenet Healthcare Corp. 4.375% 1/15/2030	895	867
Tenet Healthcare Corp. 6.125% 6/15/2030	25	26
Tenet Healthcare Corp. 6.75% 5/15/2031	860	890
Tenet Healthcare Corp. 6.875% 11/15/2031	100	108
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	452	452
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,790	6,834
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	437
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	959	1,087
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	940	961
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	942	679
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	610	621

		83,113

Materials 8.13%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	975	1,037
ArcelorMittal SA 7.00% 10/15/2039	488	541
ArcelorMittal SA 6.75% 3/1/2041	825	870
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	690	630
Avient Corp. 6.25% 11/1/2031 (a)	225	227
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	240	253
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	460	457
Ball Corp. 6.875% 3/15/2028	465	476
Ball Corp. 6.00% 6/15/2029	350	359
Ball Corp. 2.875% 8/15/2030	160	144
Ball Corp. 3.125% 9/15/2031	1,530	1,374
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)	1,875	1,758
Capstone Copper Corp. 6.75% 3/31/2033 (a)	245	251
Celanese US Holdings, LLC 6.415% 7/15/2027	45	47
Celanese US Holdings, LLC 6.50% 4/15/2030	520	533
Celanese US Holdings, LLC 7.05% 11/15/2030	265	279
Celanese US Holdings, LLC 6.75% 4/15/2033	1,290	1,304
Celanese US Holdings, LLC 7.20% 11/15/2033	70	74
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,363	1,363
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	2,346	2,157
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	2,354	2,320
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	920	891
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	2,025	1,734
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,930	1,863
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,035	1,921

227American Funds Insurance Series
American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Materials (continued)
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	USD210	$ 197
Consolidated Energy Finance SA 6.50% 5/15/2026 (a)	150	146
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	655	565
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,465	3,403
CVR Partners, LP 6.125% 6/15/2028 (a)	685	687
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (a)	2,207	2,212
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	4,240	4,505
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (a)	675	693
Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	428
Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	389
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	9,297	8,192
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	6,051	5,357
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (b)(c)	612	602
INEOS Finance PLC 6.75% 5/15/2028 (a)	500	497
INEOS Finance PLC 7.50% 4/15/2029 (a)	285	286
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	510	515
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	805	819
Kaiser Aluminum Corp. 4.625% 3/1/2028 (a)	638	625
LABL, Inc. 10.50% 7/15/2027 (a)	160	153
LSB Industries, Inc. 6.25% 10/15/2028 (a)	155	154
Magnera Corp. 4.75% 11/15/2029 (a)	815	721
Magnera Corp. 7.25% 11/15/2031 (a)	530	500
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 (a)	382	383
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027 (a)	555	551
Methanex Corp. 5.125% 10/15/2027	2,415	2,408
Methanex Corp. 5.25% 12/15/2029	712	704
Methanex Corp. 5.65% 12/1/2044	465	370
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	860	858
Minera Mexico SA de CV, 5.625% 2/12/2032 (a)	200	204
Mineral Resources, Ltd. 8.125% 5/1/2027 (a)	393	393
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	1,919	1,929
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,820	1,865
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	750	747
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	245	259
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	1,365	1,314
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	2,100	2,271
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	665	697
Novelis Corp. 3.25% 11/15/2026 (a)	485	478
Novelis Corp. 3.875% 8/15/2031 (a)	497	447
Olin Corp. 5.625% 8/1/2029	200	199
Olin Corp. 5.00% 2/1/2030	180	174
Olin Corp. 6.625% 4/1/2033 (a)	80	79
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	835	859
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	995	1,027
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (b)(c)	170	170
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(d)(g)	1,280	1,259
Samarco Mineracao SA 9.00% 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (d)(g)	460	452
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	660	643
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	470	499
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	585	619
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	1,015	1,089
Tronox, Inc. 4.625% 3/15/2029 (a)	740	639
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash
1/16/2026 (b)(c)(d)(f)	540	297
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash
7/16/2026 (b)(c)(d)(f)	543	299
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(c)(d)(f)	894	492

American Funds Insurance Series 228

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Materials (continued)
Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.296% 11/30/2030 (b)(c)	USD194	$ 195
Veritiv Operating Co. 10.50% 11/30/2030 (a)	780	845
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	598	611
		80,834

Information technology 7.36%
Acuris Finance US, Inc. 9.00% 8/1/2029 (a)	1,350	1,385
ams-OSRAM AG 12.25% 3/30/2029 (a)	1,175	1,255
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	60	58
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	1,735	1,752
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,185	5,379
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	1,625	1,731
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796%
3/29/2029 (b)(c)	1,407	1,410
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	2,190	2,135
CommScope, LLC 8.25% 3/1/2027 (a)	1,404	1,400
CommScope, LLC 7.125% 7/1/2028 (a)	1,107	1,089
CommScope, LLC 4.75% 9/1/2029 (a)	103	101
CommScope, LLC 9.50% 12/15/2031 (a)	525	550
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (b)(c)	645	654
CoreWeave, Inc. 9.25% 6/1/2030 (a)	425	435
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	5,860	6,231
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	275	282
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (b)(c)	300	307
Fair Isaac Corp. 4.00% 6/15/2028 (a)	2,340	2,279
Fair Isaac Corp. 6.00% 5/15/2033 (a)	3,120	3,156
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(j)	3,610	3,638
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(j)	75	76
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)	440	461
Gartner, Inc. 4.50% 7/1/2028 (a)	703	696
Gartner, Inc. 3.75% 10/1/2030 (a)	126	118
Gen Digital, Inc. 6.25% 4/1/2033 (a)	725	746
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)	3,675	3,783
Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,595	3,203
Hughes Satellite Systems Corp. 6.625% 8/1/2026	3,415	2,435
Imola Merger Corp. 4.75% 5/15/2029 (a)	300	290
ION Trading Technologies SARL 9.50% 5/30/2029 (a)	2,420	2,497
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (b)(c)	623	627
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (b)(c)	875	878
McAfee Corp. 7.375% 2/15/2030 (a)	275	260
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,785	1,957
NCR Voyix Corp. 5.125% 4/15/2029 (a)	343	338
Open Text Corp. 3.875% 2/15/2028 (a)	645	626
Open Text Corp. 3.875% 12/1/2029 (a)	250	236
Shift4 Payments, LLC, 6.75% 8/15/2032 (a)	985	1,024
Synaptics, Inc. 4.00% 6/15/2029 (a)	375	356
UKG, Inc. 6.875% 2/1/2031 (a)	1,325	1,376
Unisys Corp. 10.625% 1/15/2031 (a)	1,875	1,933
Viasat, Inc. 5.625% 4/15/2027 (a)	5,540	5,522
Viasat, Inc. 6.50% 7/15/2028 (a)	1,505	1,424
Viasat, Inc. 7.50% 5/30/2031 (a)	2,394	2,076
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	230	215
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(g)(j)	3,138	3,174
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(g)(j)	547	553
Xerox Holdings Corp. 5.50% 8/15/2028 (a)	1,135	869
Xerox Holdings Corp. 8.875% 11/30/2029 (a)	269	203
		73,179

229American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate 7.03%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	USD2,063	$ 1,812
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	1,322	1,085
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)	465	435
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	829	827
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (b)(c)	265	265
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)	405	423
Forestar Group, Inc. 5.00% 3/1/2028 (a)	92	91
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,900	1,916
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	1,392	1,383
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,688	2,562
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,643	3,364
Iron Mountain, Inc. 4.875% 9/15/2027 (a)	1,006	1,001
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	367	364
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	210	217
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	3,060	3,020
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,660	1,583
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	220	218
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	395	406
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,840	1,726
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,645	2,425
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,560	2,310
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025 (a)	440	440
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	315	307
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	38	38
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	615	643
MPT Operating Partnership, LP 5.00% 10/15/2027	10,058	9,299
MPT Operating Partnership, LP 4.625% 8/1/2029	170	134
MPT Operating Partnership, LP 3.50% 3/15/2031	1,524	1,079
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,269	4,471
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	170	170
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	820	795
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	740	761
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	655	659
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	45	45
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	460	430
SBA Communications Corp. 3.125% 2/1/2029	131	124
Service Properties Trust 5.25% 2/15/2026	117	116
Service Properties Trust 4.75% 10/1/2026	1,515	1,495
Service Properties Trust 4.95% 2/15/2027	2,131	2,105
Service Properties Trust 5.50% 12/15/2027	750	744
Service Properties Trust 3.95% 1/15/2028	3,031	2,802
Service Properties Trust 8.375% 6/15/2029	2,460	2,560
Service Properties Trust 4.95% 10/1/2029	3,518	3,073
Service Properties Trust 4.375% 2/15/2030	3,180	2,677
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,210
Service Properties Trust 8.875% 6/15/2032	1,230	1,266
VICI Properties, LP 3.875% 2/15/2029 (a)	1,130	1,094
		69,970

Industrials 6.87%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (a)	108	108
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	261	271
ADT Security Corp. 4.125% 8/1/2029 (a)	200	193
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	1,120	1,146
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	1,045	959
Ambipar Lux SARL 9.875% 2/6/2031 (a)	226	214
Ambipar Lux SARL 10.875% 2/5/2033 (a)	200	190
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,145	1,179

American Funds Insurance Series 230

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials (continued)
American Airlines, Inc. 8.50% 5/15/2029 (a)	USD415	$ 435
Aramark Services, Inc. 5.00% 2/1/2028 (a)	760	758
ATI, Inc. 4.875% 10/1/2029	690	676
ATI, Inc. 7.25% 8/15/2030	375	393
ATI, Inc. 5.125% 10/1/2031	775	758
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	767	761
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	55	53
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	925	892
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	35	37
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	445	461
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	61	61
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027 (a)	2,098	1,995
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	935	964
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	1,320	1,362
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (a)(d)	605	629
Boeing Co. (The) 3.60% 5/1/2034	190	168
Boeing Co. (The) 5.805% 5/1/2050	34	33
Boeing Co. (The) 6.858% 5/1/2054	352	386
Boeing Co. (The) 7.008% 5/1/2064	120	132
Bombardier, Inc. 7.45% 5/1/2034 (a)	115	125
Brink’s Co. (The) 6.50% 6/15/2029 (a)	170	175
Brink’s Co. (The) 6.75% 6/15/2032 (a)	170	177
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	165	161
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	335	323
Chart Industries, Inc. 7.50% 1/1/2030 (a)	523	548
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	915	878
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	890	839
Clean Harbors, Inc. 4.875% 7/15/2027 (a)	766	763
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	116	119
CoreLogic, Inc. 4.50% 5/1/2028 (a)	3,004	2,868
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (b)(c)	660	642
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (a)	980	1,005
Enviri Corp. 5.75% 7/31/2027 (a)	1,295	1,279
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	2,870	3,036
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	490	521
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (a)	700	697
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	45	48
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,735	1,784
Herc Holdings, Inc. 5.50% 7/15/2027 (a)	280	280
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	455	467
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	890	930
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,110	1,164
Hertz Corp. (The) 4.625% 12/1/2026 (a)	645	579
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	71	59
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	15	13
Icahn Enterprises, LP 6.25% 5/15/2026	818	813
Icahn Enterprises, LP 5.25% 5/15/2027	3,754	3,641
Icahn Enterprises, LP 9.75% 1/15/2029	1,090	1,060
Icahn Enterprises, LP 4.375% 2/1/2029	855	719
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	90	89
LATAM Airlines Group SA 7.625% 1/7/2031 (a)	810	815
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (a)	854	856
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	309	317
Moog, Inc. 4.25% 12/9/2027 (a)	395	387
Mueller Water Products, Inc. 4.00% 6/15/2029 (a)	275	264
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	1,105	1,077
OneSky Flight, LLC 8.875% 12/15/2029 (a)	360	375
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.177% 2/1/2028 (b)(c)	1,035	915
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	600	606
PM General Purchaser, LLC 9.50% 10/1/2028 (a)	215	149

231American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials (continued)
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (a)	USD475	$ 461
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	1,745	1,802
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.00%) 7.296% 4/30/2032 (b)(c)	185	187
Reworld Holding Corp. 4.875% 12/1/2029 (a)	1,155	1,100
Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,378
Roller Bearing Company of America, Inc. 4.375% 10/15/2029 (a)	110	107
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	2,610	2,733
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	795	725
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	440	441
Spirit AeroSystems, Inc. 4.60% 6/15/2028	798	785
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (a)	34	36
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (a)	195	215
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.78% 1/15/2027 (b)(c)	1,081	1,083
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	435	446
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(f)	100	100
Titan International, Inc. 7.00% 4/30/2028	750	754
TransDigm, Inc. 6.75% 8/15/2028 (a)	75	77
TransDigm, Inc. 6.875% 12/15/2030 (a)	355	369
TransDigm, Inc. 6.625% 3/1/2032 (a)	1,540	1,596
TransDigm, Inc. 6.00% 1/15/2033 (a)	405	408
TransDigm, Inc. 6.375% 5/31/2033 (a)	400	401
Uber Technologies, Inc. 7.50% 9/15/2027 (a)	395	399
Uber Technologies, Inc. 6.25% 1/15/2028 (a)	755	759
Uber Technologies, Inc. 4.50% 8/15/2029 (a)	310	308
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	115	118
United Rentals (North America), Inc. 3.875% 2/15/2031	745	701
United Rentals (North America), Inc. 3.75% 1/15/2032	570	524
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	310	320
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	225	234
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	1,600	1,665
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	320	331
XPO, Inc. 6.25% 6/1/2028 (a)	70	71
XPO, Inc. 7.125% 6/1/2031 (a)	533	559
XPO, Inc. 7.125% 2/1/2032 (a)	390	409
		68,379

Consumer staples 3.50%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,198	1,136
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	465	458
Amer Sports Co. 6.75% 2/16/2031 (a)	130	135
B&G Foods, Inc. 5.25% 9/15/2027	1,758	1,603
B&G Foods, Inc. 8.00% 9/15/2028 (a)	1,375	1,326
Central Garden & Pet Co. 4.125% 10/15/2030	915	865
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	1,740	1,617
Coty, Inc. 5.00% 4/15/2026 (a)	280	281
Coty, Inc. 4.75% 1/15/2029 (a)	1,070	1,047
Coty, Inc. 6.625% 7/15/2030 (a)	380	389
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	1,350	1,369
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	915	972
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	775	820
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (b)(c)	158	159
H.J. Heinz Co. 3.875% 5/15/2027	275	273
H.J. Heinz Co. 4.375% 6/1/2046	26	21
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	370	346
KeHE Distributors, LLC 9.00% 2/15/2029 (a)	485	503
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	75	75
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	1,920	1,833
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	480	451

American Funds Insurance Series 232

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples (continued)
Mars, Inc. 4.60% 3/1/2028 (a)	USD150	$ 151
Mars, Inc. 5.20% 3/1/2035 (a)	45	46
Mars, Inc. 5.70% 5/1/2055 (a)	45	45
Opal Bidco SAS 6.50% 3/31/2032 (a)	660	674
Performance Food Group, Inc. 5.50% 10/15/2027 (a)	705	704
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	573	553
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	725	742
Post Holdings, Inc. 5.50% 12/15/2029 (a)	451	449
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,815	1,746
Post Holdings, Inc. 4.50% 9/15/2031 (a)	1,145	1,064
Post Holdings, Inc. 6.25% 2/15/2032 (a)	2,570	2,644
Post Holdings, Inc. 6.375% 3/1/2033 (a)	415	420
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	138	137
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,275	1,176
TreeHouse Foods, Inc. 4.00% 9/1/2028	2,130	1,944
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	963	951
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.077% 5/1/2031 (b)(c)	2,738	2,773
US Foods, Inc. 4.625% 6/1/2030 (a)	510	497
US Foods, Inc. 5.75% 4/15/2033 (a)	470	471
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	2,030	1,987

		34,853

Utilities 1.94%
AmeriGas Partners, LP 5.75% 5/20/2027	302	300
Calpine Corp. 4.50% 2/15/2028 (a)	150	149
Calpine Corp. 3.75% 3/1/2031 (a)	500	475
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant
Maturity + 1.961% on 6/1/2035) (g)	470	472
Edison International 6.25% 3/15/2030	50	51
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026) (g)(k)	1,155	1,165
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity
+ 1.975% on 3/15/2035) (g)	350	356
FirstEnergy Corp. 2.25% 9/1/2030	980	871
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	355	366
Lightning Power, LLC 7.25% 8/15/2032 (a)	650	685
Long Ridge Energy, LLC, 8.75% 2/15/2032 (a)	2,755	2,864
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (b)(c)	848	839
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.327%
3/28/2031 (b)(c)	277	278
NRG Energy, Inc. 3.625% 2/15/2031 (a)	110	101
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	201
Pacific Gas and Electric Co. 4.95% 7/1/2050	745	601
Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,297
PacifiCorp, junior subordinated, 7.375% 9/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity
+ 3.319% on 9/15/2030) (g)	75	78
PG&E Corp. 5.00% 7/1/2028	390	380
PG&E Corp. 5.25% 7/1/2030	2,800	2,669
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity
+ 3.883% on 3/15/2030) (g)	2,050	1,947
Saavi Energia SARL 8.875% 2/10/2035 (a)	620	648
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	1,227	1,316
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (b)(c)	279	280
Trinidad Generation Unlimited 7.75% 6/16/2033 (a)	440	456
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	395	422
		19,267

233American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Municipals 0.05%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	USD546	$529
Total corporate bonds, notes & loans		877,237
Mortgage-backed obligations 0.06%

Collateralized mortgage-backed obligations 0.06%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(f)	603	603
Municipals 0.04%

Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	327	202
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	361	228

Total municipals		430

Total bonds, notes & other debt instruments (cost: $880,995,000)		878,270
Convertible bonds & notes 0.05%

Communication services 0.05%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (d)	379	447
Total convertible bonds & notes (cost: $403,000)		447
Common stocks 5.94%	Shares

Health care 1.78%
Rotech Healthcare, Inc. (f)(h)(j)	201,793	15,193
Endo, Inc. (h)	98,388	2,065
Endo GUC Trust, Class A1 (a)(h)	192,719	107
Endo, Inc., 1L 7.50% Escrow (f)(h)	5,505,000	—(i)
Endo, Inc., 1L 6.875% Escrow (f)(h)	520,000	—(i)
Endo, Inc., 1L 6.125% Escrow (f)(h)	525,000	—(i)
Mallinckrodt PLC (h)	3,631	308
		17,673

Information technology 1.57%
Diebold Nixdorf, Inc. (h)	281,243	15,581

Utilities 1.13%
Talen Energy Corp. (h)	37,868	11,011
PG&E Corp.	18,786	262

		11,273

Energy 1.04%
Constellation Oil Services Holding SA (NDR) (h)	11,240,370	5,018
Ascent Resources, LLC, Class A (f)(j)	62,978	3,113
Expand Energy Corp.	6,708	784
Weatherford International	10,059	506
New Fortress Energy, Inc., Class A (h)	109,371	363
Altera Infrastructure, LP (f)	9,127	282
Mesquite Energy, Inc. (f)(h)	3,558	202
Exxon Mobil Corp.	739	80
Bighorn Permian Resources, LLC (f)	2,894	—(i)
		10,348

American Funds Insurance Series 234

American High-Income Trust (continued)

Common stocks (continued)		Value
	Shares	(000)

Consumer discretionary 0.35%
Aimbridge Topco, LLC (f)(h)	46,955	$3,535
Party City Holdco, Inc. (f)(h)	126,254	—(i)
Party City Holdco, Inc. (a)(f)(h)	1,260	—(i)
NMG Parent, LLC (f)(h)	8,350	—(i)
		3,535

Communication services 0.04%
Intelsat SA	8,182	355
iHeartMedia, Inc., Class A (h)	22,639	40
DSG TopCo, Inc. (h)	2,108	32
		427

Financials 0.03%
Navient Corp.	20,000	282

Materials 0.00%
Venator Materials PLC (f)(h)	3,232	—(i)
Total common stocks (cost: $41,230,000)		59,119
Preferred securities 0.40%

Consumer discretionary 0.25%
MYT Holdings, LLC, Series A, 10.00% preferred shares (h)	1,915,904	2,515

Industrials 0.15%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(f)(h)	1,022	1,468
Total preferred securities (cost: $2,772,000)		3,983
Rights & warrants 0.01%

Energy 0.01%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (h)	457	47
Total rights & warrants (cost: $275,000)		47
Short-term securities 4.54%

Money market investments 4.54%

Capital Group Central Cash Fund 4.35% (l)(m)	451,694	45,170
Total short-term securities (cost: $45,164,000)		45,170

Total investment securities 99.21% (cost: $970,839,000)		987,036
Other assets less liabilities 0.79%		7,903

Net assets 100.00%		$994,939

235American Funds Insurance Series

American High-Income Trust (continued)

Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2025
Contracts	Type	contracts	date	(000)	(000)

2 Year U.S. Treasury Note Futures	Long	89	10/3/2025	USD18,514	$ 73
5 Year U.S. Treasury Note Futures	Long	101	10/3/2025	11,009	124
10 Year Ultra U.S. Treasury Note Futures	Short	8	9/30/2025	(914)	(23)
10 Year U.S. Treasury Note Futures	Short	13	9/30/2025	(1,458)	(31)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2025	(119)	(5)

					$138

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront	Unrealized
						premium	appreciation
				Notional	Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration	amount	6/30/2025	(received)	at 6/30/2025
index	rate paid	frequency	date	(000)	(000)	(000)	(000)

CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD26,570	$(1,994)	$(1,513)	$(482)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

						Upfront	Unrealized
						premium	appreciation
				Notional	Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration	amount (n)	6/30/2025 (o)	(received)	at 6/30/2025
index	rate received	frequency	date	(000)	(000)	(000)	(000)

CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD37	$1	$1	$—(i)

Investments in affiliates (m)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 4.54%
Money market investments 4.54%
Capital Group Central Cash Fund 4.35% (l)	$45,641	$122,689	$123,157	$(6)	$2	$45,169	$863

American Funds Insurance Series 236

American High-Income Trust (continued)

Restricted securities (j)

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

Rotech Healthcare, Inc. (f)(h)	9/26/2013	$4,331	$15,193	1.53%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030
(13.875% on 6/22/2026) (d)(g)	6/23/2023-3/24/2025	3,077	3,174	0.32
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030
(13.875% on 6/23/2026) (d)(g)	10/22/2024-3/24/2025	523	553	0.06
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR
+ 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023	3,554	3,638	0.36
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR +
7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023-6/13/2025	75	76	0.01
Ascent Resources, LLC, Class A (f)	11/15/2016	302	3,113	0.31

Total		$11,862	$25,747	2.59%

(a)Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $639,255,000, which represented 64.25% of the net assets of the fund.

(b)Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,300,000, which represented 3.95% of the net assets of the fund.

(c)Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

(e)Scheduled interest and/or principal payment was not received.

(f)Value determined using significant unobservable inputs.

(g)Step bond; coupon rate may change at a later date.

(h)Security did not produce income during the last 12 months.

(i)Amount less than one thousand.

(j)Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,747,000, which represented 2.59% of the net assets of the fund.

(k)Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(l)Rate represents the seven-day yield at 6/30/2025.

(m)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

(n)The maximum potential amount the fund may pay as a protection seller should a credit event occur.

(o)The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)

CAB = Capital Appreciation Bonds

CME = CME Group

CMS = Constant Maturity Swap

DAC = Designated Activity Company

EUR = Euros

GO = General Obligation

LIBOR = London Interbank Offered Rate

NDR = Norwegian Depositary Receipts

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

237American Funds Insurance Series

American Funds Mortgage Fund

Investment portfolio June 30, 2025		unaudited
Bonds, notes & other debt instruments 94.97%	Principal amount		Value
	(000)		(000)

Mortgage-backed obligations 89.32%

Federal agency mortgage-backed obligations 88.12%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD—(b)	$	—(b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1		1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)(c)	28		28
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	97		91
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	4		5
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	2		2
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	126		109
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	221		183
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	278		230
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7		7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	15		13
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	71		63
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	150		133
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	82		73
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	5		5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4		4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3		3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	170		151
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	2		2
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	213		190
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4		4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1		1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2		2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	37		39
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	26		21
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	26		25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	15		15
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	22		21
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6		6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3		3
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	91		76
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	17		14
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4		4
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	100		80
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	63		53
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	35		28
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	129		104
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	11		9
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	23		22
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	1,394		1,165
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)(c)	1,485		1,195
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	343		275
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	166		132
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1		1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	174		155
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	22		19
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	31		27
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	371		311
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	23		19
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2		2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	386		326
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	181		153
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	32		28
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	199		168
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	79		70
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	232		203
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	383		319

American Funds Insurance Series 238

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	USD41	$ 36
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	916	795
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	284	265
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (a)	951	887
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	163	147
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	978	967
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	690	547
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	98	96
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	35	35
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	32	32
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	149	143
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	427	410
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	97	95
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,113	1,036
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	9	8
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	64	64
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	94	97
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	77	79
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	26	25
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	1,935	1,903
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	216	226
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	60	63
Fannie Mae Pool #MA5008 4.50% 5/1/2053 (a)	42	40
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	1,710	1,682
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	49	48
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	49	49
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	256	261
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	259	255
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	736	737
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	344	350
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	138	132
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	200	200
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	415	423
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	88	85
Fannie Mae Pool #MA5136 4.50% 9/1/2053 (a)	254	244
Fannie Mae Pool #MA5138 5.50% 9/1/2053 (a)	279	280
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	841	842
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	41	42
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	13	13
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	298	311
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	78	78
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	447	463
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	214	222
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	206	197
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	1,472	1,473
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	149	149
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	139	139
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	38	40
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	129	132
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	17	18
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	271	275
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	239	245
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	44	45
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	37	38
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	21	22
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	279	290
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	554	565
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	169	172
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	131	134
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	115	117

239American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	USD60	$ 61
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	39	40
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	8	8
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	696	725
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	435	453
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (a)	304	315
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	131	136
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	127	133
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	78	82
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)	479	506
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	226	230
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	192	196
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	140	142
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	75	76
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	55	56
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	29	29
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	29	29
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	25	26
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	9	10
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	160	167
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	507	509
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	274	276
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	214	214
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	462	472
Fannie Mae Pool #DC3477 6.50% 9/1/2054 (a)	236	244
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	109	109
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	409	416
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	26	26
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	326	319
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	58	58
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	50	50
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	43	43
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	186	179
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	431	423
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	552	561
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	43	43
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	144	134
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	231	235
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	40	40
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	580	580
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	442	450
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)	99	102
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	89	91
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	485	451
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	285	290
Fannie Mae Pool #FA1163 6.50% 4/1/2055 (a)	2,075	2,145
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	298	292
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	409	416
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	153	150
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	183	183
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	27	28
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	115	103
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	124	111
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	43	37
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	42	40
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	719	637
FARM Mortgage Trust, Series 2024-1, Class A, 4.702% 10/1/2053 (a)(d)(e)	184	179
Freddie Mac Pool #ZA1922 5.00% 2/1/2026 (a)(c)	—(b)	—(b)

American Funds Insurance Series 240

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	USD1	$1
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)	459	461
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	143	133
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	41	38
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,460	1,210
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	275	246
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	77	66
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 3.889% 8/1/2045 (a)(e)	248	247
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	15	14
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	22	20
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	12	11
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	7	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	23	22
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	41	40
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	14	13
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	36	35
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	14	13
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	129	114
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	4	4
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	681	540
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	170	136
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	179	150
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	299	240
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	278	224
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	206	180
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	67	54
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	56	47
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	143	130
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)(c)	940	862
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	687	545
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	1,360	1,180
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	42	37
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	665	576
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	1,254	1,088
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	124	98
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	111	96
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	870	787
Freddie Mac Pool #QF0213 4.50% 9/1/2052 (a)	1,057	1,014
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	569	560
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	216	216
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	226	223
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	97	98
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	320	313
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	695	723
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	30	26
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	57	54
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	39	39
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	111	110
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	77	76
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	86	86
Freddie Mac Pool #SD8322 4.50% 5/1/2053 (a)	124	119
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	1,080	1,061
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	50	51
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	275	276

241American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	USD57	$ 59
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	50	51
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	35	36
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	28	28
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	802	804
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	50	50
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	34	35
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)(c)	2,560	2,607
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	926	943
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	112	115
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	422	429
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	316	322
Freddie Mac Pool #SD8371 5.00% 11/1/2053 (a)	1,009	991
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	242	238
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	70	73
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	431	432
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,626	1,659
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,283	1,309
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	51	53
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	10	11
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	50	51
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	64	64
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	13	13
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	101	103
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	19	19
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	55	58
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	62	62
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	25	26
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	8	8
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	436	454
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	64	67
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	664	692
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	216	225
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	49	51
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	16	17
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	230	234
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	200	204
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	180	185
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	72	74
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	64	65
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	32	33
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	198	205
Freddie Mac Pool #QI9547 6.50% 7/1/2054 (a)	96	99
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	72	75
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	290	292
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	253	258
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	172	175
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	141	144
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	38	38
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,610	1,668
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	245	255
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	114	119
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	99	103
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	61	63
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	43	44
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	28	29
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	212	212
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	124	126
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	66	67

American Funds Insurance Series 242

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	USD64	$ 66
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	57	59
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	36	36
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	17	17
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	36	37
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	20	21
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	9	9
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)	164	169
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	469	469
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	572	561
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	521	511
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	377	377
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	8	8
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	27	27
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (a)	509	473
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	274	262
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	134	136
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	64	65
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	16	16
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	129	126
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	77	79
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	46	46
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	274	269
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	15	15
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	15	15
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	13	13
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	1,199	1,176
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	423	423
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	941	957
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	303
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(e)	79	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	79	70
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	152	142
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(e)	106	100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	21	18
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	81	78
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	26	23
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	15	14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	630	546
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	188	183
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10	10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)	289	260
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)	293	268
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)	251	225
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	252	243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060 (a)	301	272
Government National Mortgage Assn. 4.00% 7/1/2055 (a)(f)	355	330
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(f)	80	79
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(f)	273	273
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	557	544
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038 (a)	232	218
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039 (a)	47	45
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039 (a)	473	446
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	63	66
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040 (a)	73	69
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	154	154
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	11	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	77	78
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	77	69
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	180	166

243American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	USD38	$35
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)(c)	775	735
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	83	68
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	34	29
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	74	60
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	317	265
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	76	63
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	495	416
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	311	263
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	67	57
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	162	137
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	133	112
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	42	36
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	50	44
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	218	185
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	59	52
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	153	144
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	239	230
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	13	13
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	79	73
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	108	104
Government National Mortgage Assn. Pool #AN1825 4.517% 6/20/2065 (a)	21	21
Government National Mortgage Assn. Pool #AO0461 4.559% 8/20/2065 (a)	6	6
Government National Mortgage Assn. Pool #AO0409 4.572% 12/20/2065 (a)	23	23
Government National Mortgage Assn. Pool #AO0385 4.328% 1/20/2066 (a)	93	92
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	204	149
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (a)(f)	125	122
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(f)	5,044	4,183
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(f)	2,635	2,372
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(f)	326	303
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(f)	25	24
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(f)	4,621	4,700
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(f)	371	391
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(f)	1,180	935
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(f)	1,495	1,293
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(f)	690	641
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(f)	2,892	2,982
		104,103

Commercial mortgage-backed securities 0.74%
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) x.xx% 7/15/2042 (a)(d)(e)	200	201
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(d)(e)	100	101
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (a)(d)(e)	96	96
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(d)(e)	379	391
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506%
7/15/2038 (a)(d)(e)	86	86
		875

Collateralized mortgage-backed obligations (privately originated) 0.46%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(d)(e)	136	130
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(d)(e)	56	50

American Funds Insurance Series 244

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) (continued)
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054 (a)(d)(e)	USD86	$87
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(d)(e)	184	187
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(d)(e)	94	95
		549

Total mortgage-backed obligations		105,527
U.S. Treasury bonds & notes 4.29%

U.S. Treasury 4.29%
U.S. Treasury 4.375% 7/31/2026	535	537
U.S. Treasury 3.50% 9/30/2026	465	463
U.S. Treasury 3.75% 6/30/2027	295	295
U.S. Treasury 4.25% 2/15/2028	460	466
U.S. Treasury 3.875% 3/15/2028	550	553
U.S. Treasury 4.125% 7/31/2028	450	455
U.S. Treasury 4.50% 5/31/2029	1,025	1,053
U.S. Treasury 4.00% 2/28/2030	330	333
U.S. Treasury 4.00% 3/31/2030	100	101
U.S. Treasury 1.875% 2/15/2041 (c)	240	165
U.S. Treasury 3.25% 5/15/2042	106	88
U.S. Treasury 4.75% 2/15/2045	190	189
U.S. Treasury 1.875% 11/15/2051	65	36
U.S. Treasury 4.625% 2/15/2055	345	336

Total U.S. Treasury bonds & notes		5,070
Asset-backed obligations 1.36%

American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(d)	12	12
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(d)	5	5
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	6	6
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	90	89
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(d)	54	54
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	13	13
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	21	21
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027 (a)	3	3
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(d)	257	265
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(d)	17	17
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(d)	12	12
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(d)	45	45
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(d)	66	60
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(d)	85	77
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(d)	101	96
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172%
4/20/2062 (a)(d)(e)	84	83
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	100	94
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	27	27
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)	13	13
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (a)	5	5
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (a)	2	2
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)	3	3
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(d)	100	102
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(d)	484	487
		1,603

Total bonds, notes & other debt instruments (cost: $112,487,000)		112,200

245American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities 17.02%

Weighted
average yield	Principal amount	Value
at acquisition	(000)	(000)

Commercial paper 11.82%

ADP Tax Services, Inc. 7/1/2025 (d)	4.330%	USD1,400	$ 1,400
ADP Tax Services, Inc. 7/2/2025 (d)	4.340	1,500	1,500
Apple, Inc. 8/13/2025 (d)	4.300	2,400	2,387
CAFCO, LLC 8/19/2025 (d)	4.350	1,200	1,193
Chevron Corp. 7/22/2025 (d)	4.310	1,000	997
Chevron Corp. 9/12/2025 (d)	4.320	1,500	1,487
Johnson & Johnson 7/3/2025 (d)	4.260	1,000	1,000
Novartis Finance Corp. 7/7/2025 (d)	4.320	500	500
Paccar Financial Corp. 7/10/2025	4.360	1,500	1,498
Prudential Funding, LLC 7/2/2025	4.340	2,000	1,999

			13,961

Federal agency bills & notes 5.20%

Federal Farm Credit Banks 8/21/2025	4.220	1,600	1,590
Federal Farm Credit Banks 11/14/2025	4.140	900	886
Federal Home Loan Bank 9/3/2025	4.230	2,200	2,184
Federal Home Loan Bank 9/17/2025	4.230	1,500	1,486

Total short-term securities (cost: $20,108,000)			20,107

Options purchased (equity style) 0.00%

Options purchased (equity style)*					5

Total options purchased (equity style) (cost: $19,000)					5

Total investment securities 111.99% (cost: $132,614,000)					132,312
Other assets less liabilities (11.99)%					(14,171)

Net assets 100.00%					$118,141
*Options purchased (equity style)

Options on futures
				Notional	Value at
	Number of	Expiration	Exercise	amount	6/30/2025
Description	contracts	date	price	(000)	(000)

Call
3 Month SOFR Futures Options	18	9/12/2025	USD97.00	USD4,500	$1
3 Month SOFR Futures Options	47	9/12/2025	98.00	11,750	1

					$2
Put

3 Month SOFR Futures Options	120	12/12/2025	USD95.69	30,000	$3

					$5

American Funds Insurance Series 246

American Funds Mortgage Fund (continued)

Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2025
Contracts	Type	contracts	date	(000)	(000)

3 Month SOFR Futures	Long	62	9/17/2025	USD14,828	$ (2)
2 Year U.S. Treasury Note Futures	Long	212	10/3/2025	44,101	169
5 Year U.S. Treasury Note Futures	Long	191	10/3/2025	20,819	229
10 Year U.S. Treasury Note Futures	Long	45	9/30/2025	5,046	98
10 Year Ultra U.S. Treasury Note Futures	Long	17	9/30/2025	1,943	44
20 Year U.S. Treasury Bond Futures	Long	15	9/30/2025	1,732	63
30 Year Ultra U.S. Treasury Bond Futures	Short	5	9/30/2025	(596)	(22)

					$579

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
	Receive		Pay				premium	appreciation
					Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2025	(received)	at 6/30/2025
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$ —(b)	$—	$ —(b)
SOFR	Annual	3.8215%	Annual	4/23/2035	USD100	(1)	—	(1)
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	101	—	101

						$100	$—	$100

(a)Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(b)Amount less than one thousand.

(c)All or a portion of this security was pledged as collateral. The total value of pledged collateral was $841,000, which represented 0.71% of the net assets of the fund.

(d)Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,564,000, which represented 11.48% of the net assets of the fund.

(e)Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)Represents securities transacted on a TBA basis.

Key to abbreviation(s)

Assn. = Association

CME = CME Group

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

247American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio June 30, 2025			unaudited
	Weighted
Short-term securities 101.39%	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Commercial paper 72.15%

ADP Tax Services, Inc. 7/02/2025 (a)	0.027%	USD3,000	$ 2,999
Alphabet,Inc. 9/23/2025 (a)	0.924	12,000	11,878
Apple, Inc. 8/04/2025 (a)	0.495	5,000	4,979
Apple, Inc. 9/15/2025 (a)	0.963	7,000	6,936
Chariot Funding, LLC 9/04/2025 (a)	0.969	5,000	4,960
Chariot Funding, LLC 9/15/2025 (a)	0.964	3,500	3,467
Chevron Corp. 7/22/2025 (a)	1.025	3,300	3,291
Cisco Systems, Inc. 7/10/2025 (a)	0.213	7,000	6,992
Cisco Systems, Inc. 8/01/2025 (a)	1.001	5,000	4,981
DBS Bank, Ltd. 8/18/2025 (a)	0.583	12,000	11,929
Honeywell International, Inc. 7/01/2025 (a)	1.976	10,000	9,999
Johnson & Johnson 7/03/2025 (a)	0.850	7,000	6,997
Johnson & Johnson 8/13/2025 (a)	0.964	5,000	4,974
Komatsu Finance America, Inc. 9/11/2025 (a)	0.802	1,600	1,586
Linde, Inc. 7/01/2025	0.576	5,500	5,499
Linde, Inc. 8/27/2025	0.678	7,000	6,952
LVMH Moet Hennessy Louis Vuitton, Inc. 10/01/2025 (a)	0.961	8,900	8,800
Nestle Finance International, Ltd. 7/30/2025 (a)	0.671	11,600	11,558
Novartis Finance Corp. 7/21/2025 (a)	0.297	10,000	9,975
Novartis Finance Corp. 7/22/2025 (a)	0.423	1,400	1,396
NRW.Bank 8/15/2025 (a)	1.141	12,000	11,934
OMERS Finance Trust 7/22/2025	1.031	7,000	6,981
Procter & Gamble Co. 9/22/2025 (a)	1.050	2,200	2,178
Procter & Gamble Co. 9/24/2025 (a)	1.064	10,000	9,898
Prudential Funding, LLC 7/02/2025	0.385	12,000	11,997
Roche Holdings, Inc. 9/03/2025 (a)	0.756	10,000	9,922
Sanofi 8/28/2025 (a)	0.983	6,000	5,957
Sanofi 9/17/2025 (a)	0.924	5,000	4,953
Siemens Capital Co., LLC 7/01/2025 (a)	0.399	10,000	9,999
Sumitomo Mitsui Trust Bank, Ltd. 7/18/2025 (a)	1.101	7,000	6,985
Victory Receivables Corp. 7/11/2025 (a)	1.041	10,000	9,987
Wal-Mart Stores, Inc. 7/07/2025 (a)	0.566	7,000	6,994
Wal-Mart Stores, Inc. 7/14/2025 (a)	0.303	6,000	5,990
			233,923
Bonds & notes of governments & government agencies outside the U.S. 20.81%

Alberta (Province of) 7/02/2025 (a)	0.319	4,800	4,799
Alberta (Province of) 7/21/2025 (a)	0.455	3,400	3,391
Alberta (Province of) 8/20/2025 (a)	0.620	3,400	3,379
European Investment Bank 7/17/2025	0.816	11,500	11,477
KfW 9/03/2025 (a)	1.724	7,000	6,946
KfW 9/17/2025 (a)	0.871	6,000	5,944
Ontario (Province of) 7/18/2025	0.269	4,100	4,091
Ontario (Province of) 7/21/2025	0.616	2,500	2,494
Ontario (Province of) 9/16/2025	0.906	5,000	4,953
Quebec (Province of) 7/09/2025 (a)	0.341	6,000	5,993
Quebec (Province of) 7/31/2025 (a)	0.499	4,100	4,085
Swedish Export Credit Corp. 9/10/2025	0.943	10,000	9,913

			67,465
Federal agency bills & notes 8.43%

Federal Farm Credit Banks 8/11/2025	0.563	3,400	3,384
Federal Farm Credit Banks 8/21/2025	0.662	2,400	2,386
Federal Home Loan Bank 7/09/2025	0.801	4,600	4,596
Federal Home Loan Bank 8/11/2025	0.512	1,800	1,791

American Funds Insurance Series 248

Ultra-Short Bond Fund (continued)

	Weighted
Short-term securities (continued)	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Federal agency bills & notes (continued)

Federal Home Loan Bank 8/22/2025	1.426%	USD6,400	$6,361
Federal Home Loan Bank 8/27/2025	0.913	3,900	3,874
Federal Home Loan Bank 9/17/2025	0.852	5,000	4,954

			27,346

Total short-term securities (cost: $328,764,000)			328,734

Total investment securities 101.39% (cost: $328,764,000)			328,734
Other assets less liabilities (1.39)%			(4,504)

Net assets 100.00%			$324,230

(a)Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $237,031,000, which represented 73.11% of the net assets of the fund.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

249American Funds Insurance Series

U.S. Government Securities Fund

Investment portfolio June 30, 2025		unaudited
Bonds, notes & other debt instruments 87.01%	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations 46.44%

Federal agency mortgage-backed obligations 46.44%
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD4	$4
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)	8	8
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)	1	1
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	—(b)	—(b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	3	3
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	459	455
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,022	1,011
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	775	724
Fannie Mae Pool #940890 6.50% 6/1/2037 (a)	—(b)	—(b)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	324	303
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)	2	3
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)	10	10
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	12	12
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)	12	12
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	4	4
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	18	18
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	24,153	20,849
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	257	261
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	135	137
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	28	28
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	121	123
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	19	19
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	68	69
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	12	12
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	7	8
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	6	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	29	27
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (a)	1,070	1,107
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	7	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	52	49
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	3,526	3,276
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	45	41
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	12	11
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	6	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	105	100
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)	2,531	2,334
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	33	30
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	62	58
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	87	83
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	24	23
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	13	13
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	909	846
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	337	312
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	89	82
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	458	424
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	248	229
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)	2,904	2,577
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	744	628
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	25	22
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	468	391
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	159	134
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	1,592	1,339
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	194	155
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)	1,362	1,080

American Funds Insurance Series 250

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	USD68	$ 54
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	911	736
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	580	460
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)	351	294
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	6	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	1,374	1,089
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	4,462	3,942
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	1,325	1,108
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	156	132
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)	502	416
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	1,259	1,045
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	579	485
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	375	311
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	41	33
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	1,041	875
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	666	589
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (a)	481	381
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	1,951	1,709
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	1,000	866
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	399	316
Fannie Mae Pool #FS5037 2.50% 2/1/2052 (a)	381	317
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	168	141
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	3,076	2,710
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (a)	5,245	4,157
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)	414	386
Fannie Mae Pool #BV7703 2.00% 4/1/2052 (a)	3,271	2,599
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	7,164	5,947
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	173	150
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (a)	573	534
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	101	80
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)	2,587	2,412
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (a)	53	53
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (a)	47	47
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	211	167
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	2,265	2,045
Fannie Mae Pool #BW7327 4.50% 8/1/2052 (a)	2,765	2,652
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	311	308
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (a)	48	47
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	1,239	1,155
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	649	622
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (a)	8,362	8,240
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	3,297	2,616
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (a)	922	886
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	839	806
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (a)	8,256	8,137
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (a)	4,769	4,693
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	596	598
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	542	544
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (a)	83	83
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	209	218
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)	51	48
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	8	8
Fannie Mae Pool #BX3198 4.00% 12/1/2052 (a)	52	49
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	2,569	2,464
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)	1,867	1,914
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,383	1,287
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	9	9
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	710	732
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)	797	812

251American Funds Insurance Series
U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	USD588	$ 602
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	225	210
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	2,105	2,110
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	354	369
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	939	875
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	313	314
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	1,798	1,834
Fannie Mae Pool #BW9778 4.00% 6/1/2053 (a)	1,304	1,215
Fannie Mae Pool #CB6590 4.00% 6/1/2053 (a)	72	67
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	2,867	2,872
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	2,855	2,905
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (a)	1,904	1,940
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	1,771	1,810
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	1,406	1,433
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,338	1,370
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	800	745
Fannie Mae Pool #BW9646 4.00% 7/1/2053 (a)	46	43
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	1,114	1,068
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	358	343
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	9,764	9,782
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	1,681	1,713
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	279	284
Fannie Mae Pool #MA5127 4.00% 8/1/2053 (a)	62	57
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	441	423
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	201	201
Fannie Mae Pool #CB7216 4.00% 9/1/2053 (a)	27	25
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	2,630	2,450
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	21,627	21,663
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	512	521
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	689	716
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	223	230
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	978	910
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)	24	22
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	518	519
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	145	146
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)	12,089	12,533
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	3,439	3,556
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	1,954	1,819
Fannie Mae Pool #MA5283 4.00% 2/1/2054 (a)	907	845
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	479	479
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	955	956
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	401	401
Fannie Mae Pool #MA5341 4.00% 4/1/2054 (a)	2,758	2,567
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	1,253	1,262
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	634	650
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,272	1,328
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (a)	5,594	5,598
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	1,910	1,990
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	3,074	3,145
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	817	831
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	4,370	4,541
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	7,511	7,653
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	3,833	3,934
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	1,011	1,029
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	177	180
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	6,817	7,099
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	2,007	2,087
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	1,133	1,180
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)	271	286
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	233	239

American Funds Insurance Series 252

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	USD215	$ 219
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	124	126
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	115	117
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	108	110
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	96	98
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	1,989	2,004
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	1,464	1,492
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (a)	133	124
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	209	209
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	24	24
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	398	406
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	815	800
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	37	38
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	1,850	1,882
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,073	1,094
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	28	28
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)	4,000	4,134
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	7,938	7,942
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	145	147
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	2,158	2,194
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	3,226	3,280
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,149	991
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	349	334
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	441	391
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (a)	51	51
Fannie Mae Pool #MA5528 4.00% 11/1/2054 (a)	947	881
Fannie Mae Pool #MB0299 4.00% 2/1/2055 (a)	899	836
FARM Mortgage Trust, Series 2024-1, Class A, 4.702% 10/1/2053 (a)(c)(d)	990	963
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (a)	—(b)	—(b)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (a)	1	1
Freddie Mac Pool #1H1354 7.081% 11/1/2036 (a)(d)	30	31
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	1,130	1,056
Freddie Mac Pool #C03518 5.00% 9/1/2040 (a)	234	237
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)	482	489
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	630	542
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)	9,080	8,052
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	3	3
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	22	20
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	22	21
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (a)	112	108
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	165	155
Freddie Mac Pool #760014 3.889% 8/1/2045 (a)(d)	210	209
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	42	38
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	59	54
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	5,793	5,472
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	43	40
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	41	37
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	34	31
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	28	25
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	20	18
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	19	17
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	12	11
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	11	10
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	1,083	1,028
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	59	55
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	47	45
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	23	21
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	13	12
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	91	86
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	5,429	5,141

253American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	USD165	$ 161
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	78	76
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	56	54
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (a)	17	16
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	128	118
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	38	35
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	310	286
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	159	147
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	26	22
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	1,374	1,089
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	1,177	939
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	1,791	1,500
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	32	25
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	53	42
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	2,041	1,641
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	922	730
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	134	119
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (a)	8,362	7,024
Freddie Mac Pool #QD0910 2.00% 11/1/2051 (a)	536	425
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	413	329
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	440	370
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	1,340	1,062
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	272	229
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	128	113
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (a)	1,286	1,019
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	298	236
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	10,995	10,081
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	149	135
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (a)	338	268
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (a)	348	324
Freddie Mac Pool #8D0226 2.547% 5/1/2052 (a)(d)	424	389
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	7,787	6,755
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	3,221	2,793
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (a)	139	129
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	182	174
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)	787	776
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (a)	46	46
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (a)	39	38
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	834	800
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	210	201
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	122	117
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	9,439	9,298
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (a)	1,376	1,283
Freddie Mac Pool #SD3782 4.50% 10/1/2052 (a)	3,197	3,066
Freddie Mac Pool #SD8257 4.50% 10/1/2052 (a)	3,089	2,962
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	82	78
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	999	976
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (a)	957	920
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	1,908	1,915
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)	4,227	4,396
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	14	13
Freddie Mac Pool #QF8523 4.00% 2/1/2053 (a)	760	708
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	764	711
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	861	863
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)	804	819
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)	434	443
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	83	80
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	768	769
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	502	503
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	3,733	3,803

American Funds Insurance Series 254

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)	USD1,731	$ 1,765
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)	257	268
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	1,455	1,458
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	14,538	14,809
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (a)	3,775	3,843
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	1,904	1,938
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)	803	818
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	403	413
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	348	356
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	247	253
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	194	200
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	1,992	2,073
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	1,727	1,797
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	1,668	1,743
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	1,623	1,695
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	1,143	1,196
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	874	912
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	550	570
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	482	510
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	16,933	16,977
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	617	618
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (a)	18,216	18,553
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	19,987	20,355
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	725	726
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (a)	39,176	39,944
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	2,110	2,150
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	87	90
Freddie Mac Pool #SD8366 5.00% 10/1/2053 (a)	3,281	3,228
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	4,713	4,800
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	711	681
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	3,169	3,177
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	10,396	10,814
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (a)	576	608
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	1,962	1,964
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	381	395
Freddie Mac Pool #QI0100 4.00% 2/1/2054 (a)	159	148
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	944	945
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (a)	4,108	4,205
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	209	213
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	502	503
Freddie Mac Pool #SD8425 4.00% 4/1/2054 (a)	515	480
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	576	580
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	100	101
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	494	506
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	481	482
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	77	79
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	2,443	2,544
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	1,230	1,282
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	11,851	12,146
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	2,802	2,926
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	1,068	1,112
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	651	680
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	8,348	8,505
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	3,103	3,161
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	246	252
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	6,989	7,236
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	4,177	4,207
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	1,001	1,002
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	3,261	3,323

255American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	USD1,501	$ 1,530
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	150	154
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	91	92
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	3,944	4,108
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (a)	679	679
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	504	513
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	272	279
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	257	264
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	238	244
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	152	155
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (a)	5,032	5,240
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,840	1,902
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	4	4
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)	46	48
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	408	408
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	3	3
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	3,846	3,917
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	1,569	1,610
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,098	1,124
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	484	492
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	6	6
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	82	83
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	12,305	12,716
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	450	458
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	118	120
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	667	654
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	3,875	3,916
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(d)	3,500	3,289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	721	618
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	291	257
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	3,587	3,351
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	3,203	3,004
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	786	672
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(d)	1,102	994
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	347	334
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	3,476	3,118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	416	400
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)	1,558	1,490
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	612	546
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	328	294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	1,346	1,248
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	13,783	13,404
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	3,488	3,313
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)	997	918
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)	435	383
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	3,393	3,264
Government National Mortgage Assn. 3.50% 7/1/2055 (a)(e)	30	27
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(e)	5	5
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(e)	1,905	1,908
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)	59	62
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)	11	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (a)	121	128
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (a)	26	26
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)	133	135
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	63	67
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	1,745	1,792
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	625	629
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	427	415
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (a)	15	13
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	768	626

American Funds Insurance Series 256

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	USD673	$548
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,506	3,773
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	1,955	1,663
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	622	520
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	3,517	2,957
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	82	69
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	3,014	2,549
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	1,549	1,312
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	943	797
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	739	619
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	236	209
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	871	741
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	185	164
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	2,113	1,929
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	655	598
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	3,991	3,641
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	307	288
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	419	392
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	208	194
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)	53	52
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	4,289	4,126
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	2,759	2,651
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	1,153	1,108
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	4,418	4,114
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054 (a)	5,868	5,460
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	1,402	1,343
Government National Mortgage Assn. Pool #MB0089 4.00% 12/20/2054 (a)	4,240	3,946
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	436	405
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	424	310
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(e)	1,115	1,019
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (a)(e)	920	900
Uniform Mortgage-Backed Security 5.00% 7/1/2040 (a)(e)	780	786
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(e)	8,642	7,167
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(e)	25,486	22,949
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(e)	1,272	1,183
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (a)(e)	432	413
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(e)	437	429
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(e)	3,295	3,349
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(e)	12,685	13,356
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(e)	6,583	5,215
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(e)	10,488	9,074
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(e)	2,690	2,501
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(e)	50,461	52,030
Total mortgage-backed obligations		844,043
U.S. Treasury bonds & notes 37.75%

U.S. Treasury 33.19%
U.S. Treasury 3.125% 8/15/2025	390	389
U.S. Treasury 3.00% 10/31/2025	1,395	1,390
U.S. Treasury 4.25% 12/31/2025	17,685	17,687
U.S. Treasury 4.25% 1/31/2026	5,535	5,536
U.S. Treasury 4.625% 2/28/2026	9,375	9,402
U.S. Treasury 4.625% 3/15/2026	11,050	11,090
U.S. Treasury 4.50% 3/31/2026	1,435	1,439
U.S. Treasury 4.875% 4/30/2026	35,525	35,754
U.S. Treasury 0.875% 6/30/2026	2,065	2,002
U.S. Treasury 4.50% 7/15/2026	10,366	10,422
U.S. Treasury 4.375% 7/31/2026	25,795	25,902
U.S. Treasury 4.625% 9/15/2026	10,209	10,293

257American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)
U.S. Treasury 3.50% 9/30/2026	USD11,100	$11,044
U.S. Treasury 3.875% 3/31/2027	23,000	23,039
U.S. Treasury 4.50% 4/15/2027	30,000	30,375
U.S. Treasury 0.50% 4/30/2027	1,250	1,179
U.S. Treasury 2.625% 5/31/2027	2,290	2,243
U.S. Treasury 3.75% 6/30/2027	33,220	33,242
U.S. Treasury 3.75% 8/15/2027	5,043	5,046
U.S. Treasury 4.25% 2/15/2028	48,655	49,313
U.S. Treasury 3.625% 5/31/2028	14,850	14,819
U.S. Treasury 1.25% 6/30/2028	3,325	3,096
U.S. Treasury 4.00% 6/30/2028	6,907	6,966
U.S. Treasury 1.00% 7/31/2028	970	894
U.S. Treasury 4.125% 7/31/2028	17,685	17,898
U.S. Treasury 2.625% 2/15/2029	3,270	3,149
U.S. Treasury 4.50% 5/31/2029	825	848
U.S. Treasury 2.625% 7/31/2029	9,309	8,917
U.S. Treasury 4.00% 7/31/2029	15,070	15,212
U.S. Treasury 4.125% 10/31/2029	4,800	4,869
U.S. Treasury 4.125% 11/30/2029	10,200	10,350
U.S. Treasury 4.375% 12/31/2029	23,475	24,057
U.S. Treasury 4.00% 2/28/2030	11,270	11,380
U.S. Treasury 4.00% 3/31/2030	15,000	15,140
U.S. Treasury 3.75% 6/30/2030	17,030	16,986
U.S. Treasury 4.625% 9/30/2030	1,290	1,338
U.S. Treasury 4.875% 10/31/2030	625	656
U.S. Treasury 4.25% 6/30/2031	9,625	9,801
U.S. Treasury 4.125% 11/30/2031	3,240	3,272
U.S. Treasury 4.125% 2/29/2032	9,305	9,390
U.S. Treasury 4.125% 3/31/2032	3,000	3,026
U.S. Treasury 2.75% 8/15/2032	8,095	7,467
U.S. Treasury 3.875% 8/15/2033	3,180	3,133
U.S. Treasury 4.375% 5/15/2034	1,687	1,714
U.S. Treasury 3.875% 8/15/2034	1,970	1,924
U.S. Treasury 4.25% 11/15/2034	1,790	1,796
U.S. Treasury 4.625% 2/15/2035	5,000	5,159
U.S. Treasury 4.50% 8/15/2039 (f)	13,655	13,601
U.S. Treasury 4.625% 2/15/2040	90	90
U.S. Treasury 1.375% 11/15/2040	1,945	1,239
U.S. Treasury 3.875% 5/15/2043	820	732
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,654
U.S. Treasury 4.125% 8/15/2044 (f)	11,760	10,773
U.S. Treasury 2.50% 2/15/2045	4,850	3,415
U.S. Treasury 5.00% 5/15/2045	7,855	8,068
U.S. Treasury 2.50% 2/15/2046	3,900	2,703
U.S. Treasury 2.50% 5/15/2046	1,585	1,095
U.S. Treasury 2.875% 11/15/2046	2,700	1,988
U.S. Treasury 3.00% 8/15/2048	750	554
U.S. Treasury 2.375% 11/15/2049	1,435	923
U.S. Treasury 1.25% 5/15/2050	14,825	7,122
U.S. Treasury 1.375% 8/15/2050	4,330	2,135
U.S. Treasury 1.625% 11/15/2050 (f)	26,165	13,785
U.S. Treasury 1.875% 2/15/2051	5,892	3,310
U.S. Treasury 2.375% 5/15/2051	6,280	3,985
U.S. Treasury 2.00% 8/15/2051	5,226	3,012
U.S. Treasury 1.875% 11/15/2051	3,164	1,760
U.S. Treasury 3.00% 8/15/2052	895	646
U.S. Treasury 4.00% 11/15/2052	1,849	1,618
U.S. Treasury 4.75% 11/15/2053	205	203
U.S. Treasury 4.25% 2/15/2054 (f)	11,130	10,157

American Funds Insurance Series 258

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)
U.S. Treasury 4.625% 5/15/2054	USD5,610	$5,448
U.S. Treasury 4.25% 8/15/2054	3,825	3,493
U.S. Treasury 4.625% 2/15/2055	7,370	7,174
U.S. Treasury, interest only, 0% 11/15/2040 (f)	1,110	526
		603,291

U.S. Treasury inflation-protected securities 4.56%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (g)	2,398	2,398
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)	9,477	9,371
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)	2,916	2,856
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)	36,770	37,226
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (g)	1,077	991
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)	3,349	3,036
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)	7,268	7,277
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (g)	139	136
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (f)(g)	1,483	1,152
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (g)	1,730	1,286
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (g)	319	231
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)	363	211
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)	142	77
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (g)	802	636
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)	3,736	3,421
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)	12,921	12,496
		82,801

Total U.S. Treasury bonds & notes		686,092
Federal agency bonds & notes 2.82%

Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	91	90
Fannie Mae 7.125% 1/15/2030	2,000	2,273
Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,416
Federal Home Loan Bank 5.50% 7/15/2036	300	327
Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,794
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,930
Tennessee Valley Authority 4.875% 5/15/2035	2,445	2,502
Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,809
Tennessee Valley Authority 5.88% 4/1/2036	875	969
Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	218
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	695	666
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	897	911
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,220	2,217
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,226	2,198
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	10,250	10,060
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,064	3,006
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,020	1,971
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	1,793	1,733
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,194	2,097
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	2,327	2,187
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033	1,639	1,528
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034	330	304

		51,206

Total bonds, notes & other debt instruments (cost: $1,613,297,000)		1,581,341

259American Funds Insurance Series

U.S. Government Securities Fund (continued)

Short-term securities 16.90%

Weighted
average yield	Principal amount	Value
at acquisition	(000)	(000)

Commercial paper 13.73%

ADP Tax Services, Inc. 7/1/2025 (c)	4.330%	USD1,757	$ 1,757
ADP Tax Services, Inc. 7/2/2025 (c)	4.340	5,500	5,499
Alphabet,Inc. 9/23/2025 (c)	4.340	20,000	19,796
Apple, Inc. 8/4/2025 (c)	4.300	11,900	11,850
Apple, Inc. 8/13/2025 (c)	4.300	22,500	22,382
CAFCO, LLC 8/19/2025 (c)	4.350	15,300	15,207
Chariot Funding, LLC 8/25/2025 (c)	4.370	10,000	9,931
Chariot Funding, LLC 9/4/2025 (c)	4.370	7,000	6,943
Chariot Funding, LLC 9/15/2025 (c)	4.370	500	495
Cisco Systems, Inc. 8/1/2025 (c)	4.270	10,000	9,962
Cisco Systems, Inc. 8/5/2025 (c)	4.270	10,000	9,957
Coca-Cola Co. 7/17/2025 (c)	4.310	5,000	4,990
Eli Lilly and Co. 7/25/2025 (c)	4.330	8,700	8,674
Johnson & Johnson 7/3/2025 (c)	4.260	22,000	21,992
Komatsu Finance America, Inc. 9/11/2025 (c)	4.330	17,400	17,247
Linde, Inc. 8/27/2025	4.300	5,000	4,966
LVMH Moet Hennessy Louis Vuitton, Inc. 10/1/2025 (c)	4.310	5,000	4,944
Novartis Finance Corp. 7/7/2025 (c)	4.320	3,600	3,597
Paccar Financial Corp. 7/10/2025	4.360	8,400	8,390
Paccar Financial Corp. 7/24/2025	4.340	8,150	8,126
Prudential Funding, LLC 7/2/2025	4.340	16,000	15,996
Wal-Mart Stores, Inc. 7/7/2025 (c)	4.323	16,800	16,786
Wal-Mart Stores, Inc. 7/14/2025 (c)	4.310	10,000	9,983
Wal-Mart Stores, Inc. 7/21/2025 (c)	4.310	10,000	9,975
			249,445

Bonds & notes of governments & government agencies outside the U.S. 0.27%

Ontario (Province of) 7/18/2025	4.360	5,000	4,989

U.S. Treasury bills 0.15%

U.S. Treasury 7/1/2025	4.100	2,700	2,700

Federal agency bills & notes 2.75%

Federal Farm Credit Banks 8/7/2025	4.230	7,100	7,069
Federal Farm Credit Banks 8/27/2025	4.220	5,000	4,967
Federal Home Loan Bank 7/9/2025	4.210	8,900	8,892
Federal Home Loan Bank 7/11/2025	4.218	6,000	5,993
Federal Home Loan Bank 7/25/2025	4.204	7,500	7,480
Federal Home Loan Bank 8/27/2025	4.225	10,600	10,529
Federal Home Loan Bank 9/17/2025	4.230	5,000	4,955

Total short-term securities (cost: $307,049,000)			307,019

American Funds Insurance Series 260

U.S. Government Securities Fund (continued)

Options purchased (equity style) 0.01%					Value
					(000)

Options purchased (equity style)*					$206

Total options purchased (equity style) (cost: $626,000)					206

Total investment securities 103.92% (cost: $1,920,972,000)					1,888,566
Other assets less liabilities (3.92)%					(71,188)

Net assets 100.00%					$1,817,378
*Options purchased (equity style)

Options on futures
				Notional	Value at
	Number of	Expiration	Exercise	amount	6/30/2025
Description	contracts	date	price	(000)	(000)

Call
3 Month SOFR Futures Options	607	9/12/2025	USD97.00	USD151,750	$ 23
3 Month SOFR Futures Options	1,551	9/12/2025	98.00	387,750	29
3 Month SOFR Futures Options	106	12/12/2025	96.50	26,500	42
3 Month SOFR Futures Options	106	12/12/2025	97.00	26,500	19
3 Month SOFR Futures Options	105	12/12/2025	97.50	26,250	11
3 Month SOFR Futures Options	20	12/12/2025	98.00	5,000	1

					$125
Put

10 Year U.S. Treasury Note Futures Options	70	7/3/2025	USD111.25	7,000	$3
3 Month SOFR Futures Options	3,128	12/12/2025	95.69	782,000	78

					$ 81

					$206
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2025
Contracts	Type	contracts	date	(000)	(000)

30 Day Federal Funds Futures	Long	111	9/2/2025	USD44,274	$(2)
3 Month SOFR Futures	Long	2,584	9/17/2025	617,996	(302)
3 Month SOFR Futures	Long	139	3/18/2026	33,475	56
3 Month SOFR Futures	Long	3	6/17/2026	724	(3)
2 Year U.S. Treasury Note Futures	Long	3,136	10/3/2025	652,362	2,220
5 Year U.S. Treasury Note Futures	Long	4,330	10/3/2025	471,970	5,219
10 Year U.S. Treasury Note Futures	Long	866	9/30/2025	97,100	1,787
10 Year Ultra U.S. Treasury Note Futures	Short	99	9/30/2025	(11,312)	(97)
20 Year U.S. Treasury Bond Futures	Long	146	9/30/2025	16,858	591
30 Year Ultra U.S. Treasury Bond Futures	Long	10	9/30/2025	1,191	10

					$9,479

261American Funds Insurance Series

U.S. Government Securities Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive			Pay				premium	appreciation
					Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2025	(received)	at 6/30/2025
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	$7	$—	$7
4.225%	Annual	SOFR	Annual	9/30/2025	USD27,550	(11)	—	(11)
SOFR	Annual	4.63358%	Annual	10/31/2025	USD1,381	(1)	—	(1)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD11,197	—(b)	—	—(b)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	—(b)	—	—(b)
4.184%	Annual	SOFR	Annual	1/10/2026	USD11,198	(2)	—	(2)
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	8	—	8
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	4	—	4
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	3	—	3
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	2	—	2
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	2	—	2
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	2	—	2
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	2	—	2
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	82	—	82
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	82	—	82
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	195	—	195
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	97	—	97
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	220	—	220
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	191	—	191
4.659%	Annual	SOFR	Annual	5/17/2026	USD45,400	278	—	278
SOFR	Annual	4.528%	Annual	6/18/2026	USD2,700	(16)	—	(16)
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(9)	—	(9)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(13)	—	(13)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(15)	—	(15)
SOFR	Annual	4.186%	Annual	2/18/2027	USD54,150	(509)	—	(509)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	67	—	67
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	33	—	33
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	429	—	429
SOFR	Annual	3.62%	Annual	6/30/2027	USD7,849	(31)	—	(31)
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	8	—	8
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	13	—	13
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	172	—	172
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	(19)	—	(19)
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	(23)	—	(23)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	(29)	—	(29)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	6,039	—	6,039
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(28)	—	(28)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(17)	—	(17)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(8)	—	(8)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(9)	—	(9)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(9)	—	(9)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(34)	—	(34)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(15)	—	(15)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(19)	—	(19)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(28)	—	(28)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(23)	—	(23)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(19)	—	(19)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(141)	—	(141)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,074	—	2,074
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(13)	—	(13)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(34)	—	(34)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	35	—	35

American Funds Insurance Series 262

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront	Unrealized
	Receive		Pay				premium	appreciation
					Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2025	(received)	at 6/30/2025
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	$5	$—	$5
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	925	—	925
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,141)	—	(1,141)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(261)	—	(261)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(260)	—	(260)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	(25)	—	(25)
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	524	—	524
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	98	—	98
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	93	—	93
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	218	—	218
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	216	—	216
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	130	—	130
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	121	—	121
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	115	—	115
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	112	—	112
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	114	—	114
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	135	—	135
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	239	—	239
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	129	—	129
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	111	—	111
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	131	—	131
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,019	87	—	87
SOFR	Annual	3.6815%	Annual	2/20/2054	USD1,510	64	—	64
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	18	—	18
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	323	—	323
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	325	—	325

						$11,516	$—	$11,516

(a)Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(b)Amount less than one thousand.

(c)Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $212,930,000, which represented 11.72% of the net assets of the fund.

(d)Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)Represents securities transacted on a TBA basis.

(f)All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,617,000, which represented 0.80% of the net assets of the fund.

(g)Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)

Assn. = Association

EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

263American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2025					unaudited
Growth funds 84.99%					Value
				Shares	(000)

American Funds Insurance Series – Growth Fund, Class 1				3,422,976	$441,872

Total growth funds (cost: $324,437,000)					441,872
Fixed income funds 10.00%

American Funds Insurance Series – The Bond Fund of America, Class 1				5,428,526	52,005

Total fixed income funds (cost: $51,791,000)					52,005
Short-term securities 4.58%

State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)				23,813,652	23,814
Total short-term securities (cost: $23,814,000)					23,814
Options purchased (equity style) 0.63%

Options purchased (equity style)*					3,271

Total options purchased (cost: $3,943,000)					3,271

Total investment securities 100.20% (cost: $403,985,000)					520,962
Other assets less liabilities (0.20)%					(1,017)

Net assets 100.00%					$519,945
*Options purchased (equity style)

Equity index options
		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2025
Description	contracts	(000)	price	date	(000)

Put
S&P 500 Index	10	USD6,205	USD4,225.00	12/19/2025	$ 21
S&P 500 Index	450	279,223	4,250.00	12/19/2025	958
S&P 500 Index	30	18,615	4,300.00	12/19/2025	67
S&P 500 Index	45	27,922	4,325.00	12/19/2025	103
S&P 500 Index	50	31,025	4,350.00	12/19/2025	117
S&P 500 Index	20	12,410	4,375.00	12/19/2025	48
S&P 500 Index	90	55,844	4,250.00	3/20/2026	334
S&P 500 Index	415	257,505	4,275.00	3/20/2026	1,623

					$3,271
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2025
Contracts	Type	contracts	date	(000)	(000)

British Pound Currency Futures	Short	1	9/15/2025	USD(86)	$ (2)
Euro Currency Futures	Short	1	9/15/2025	(148)	(4)
S&P 500 E-mini Index Futures	Long	92	9/19/2025	28,767	66

					$60

American Funds Insurance Series 264

Managed Risk Growth Fund (continued)

Investments in affiliates (b)

				Net	Net
	Value at				unrealized			Capital gain
				realized	appreciation	Value at	Dividend	distributions
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 84.99%
American Funds Insurance Series –
Growth Fund, Class 1	$445,562	$110,570	$123,574	$45,855	$(36,541)	$441,872	$ 852	$34,295
Fixed income funds 10.00%
American Funds Insurance Series –
The Bond Fund of America, Class 1	52,786	30,401	32,858	4	1,672	52,005	457	—

Total 94.99%				$45,859	$(34,869)	$493,877	$1,309	$34,295

(a)Rate represents the seven-day yield at 6/30/2025.

(b)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

265American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2025					unaudited
Growth funds 84.91%					Value
				Shares	(000)

American Funds Insurance Series – International Fund, Class 1				4,843,208	$ 96,864

Total growth funds (cost: $76,504,000)					96,864
Fixed income funds 9.99%

American Funds Insurance Series – The Bond Fund of America, Class 1				1,190,005	11,400

Total fixed income funds (cost: $11,262,000)					11,400
Short-term securities 4.13%

State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)				4,707,948	4,708
Total short-term securities (cost: $4,708,000)					4,708
Options purchased (equity style) 0.42%

Options purchased (equity style)*					481

Total options purchased (cost: $718,000)					481

Total investment securities 99.45% (cost: $93,192,000)					113,453
Other assets less liabilities 0.55%					628

Net assets 100.00%					$114,081
*Options purchased (equity style)

Equity index options
		Notional			Value at
Number of		amount	Exercise	Expiration	6/30/2025
Description	contracts	(000)	price	date	(000)

Put
iShares MSCI EAFE ETF	3,900	USD34,862	USD64.00	9/19/2025	$ 45
iShares MSCI EAFE ETF	120	1,073	65.00	9/19/2025	3
iShares MSCI EAFE ETF	150	1,341	69.00	9/19/2025	6
iShares MSCI EAFE ETF	1,500	13,408	65.00	12/19/2025	46
iShares MSCI EAFE ETF	750	6,704	75.00	12/19/2025	62
iShares MSCI EAFE ETF	350	3,128	76.00	12/19/2025	35
iShares MSCI EAFE ETF	250	2,235	65.00	3/20/2026	13
iShares MSCI EAFE ETF	3,300	29,499	70.00	3/20/2026	271

					$481
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2025
Contracts	Type	contracts	date	(000)	(000)

MSCI EAFE Index Futures	Short	8	9/19/2025	USD(1,073)	$ (24)
S&P 500 E-mini Index Futures	Short	5	9/19/2025	(1,563)	(55)
Mini MSCI Emerging Market Index Futures	Short	45	9/19/2025	(2,775)	(47)

					$(126)

American Funds Insurance Series 266

Managed Risk International Fund (continued)

Investments in affiliates (b)

				Net	Net
	Value at				unrealized			Capital gain
				realized	appreciation	Value at	Dividend	distributions
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 84.91%
American Funds Insurance Series –
International Fund, Class 1	$96,701	$9,227	$20,142	$2,798	$8,280	$96,864	$ 62	$—
Fixed income funds 9.99%
American Funds Insurance Series –
The Bond Fund of America, Class 1	11,472	3,743	4,220	(30)	435	11,400	101	—

Total 94.90%				$2,768	$8,715	$108,264	$163	$—

(a)Rate represents the seven-day yield at 6/30/2025.

(b)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

267American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Investment portfolio June 30, 2025					unaudited
Growth-and-income funds 85.02%					Value
				Shares	(000)

American Funds Insurance Series – Washington Mutual Investors Fund, Class 1				15,813,911	$270,418

Total growth-and-income funds (cost: $211,011,000)					270,418
Fixed income funds 9.98%

American Funds Insurance Series – U.S. Government Securities Fund, Class 1				3,179,864	31,735

Total fixed income funds (cost: $31,329,000)					31,735
Short-term securities 4.61%

State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)				14,661,495	14,661
Total short-term securities (cost: $14,661,000)					14,661
Options purchased (equity style) 0.38%

Options purchased (equity style)*					1,203

Total options purchased (cost: $1,977,000)					1,203

Total investment securities 99.99% (cost: $258,978,000)					318,017
Other assets less liabilities 0.01%					47

Net assets 100.00%					$318,064
*Options purchased (equity style)

Equity index options
		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2025
Description	contracts	(000)	price	date	(000)

Put
S&P 500 Index	250	USD155,124	USD4,500.00	9/19/2025	$ 215
S&P 500 Index	25	15,512	4,225.00	12/19/2025	52
S&P 500 Index	50	31,025	4,250.00	12/19/2025	107
S&P 500 Index	40	24,820	4,300.00	12/19/2025	89
S&P 500 Index	40	24,820	4,325.00	12/19/2025	91
S&P 500 Index	10	6,205	4,350.00	12/19/2025	23
S&P 500 Index	35	21,717	4,375.00	12/19/2025	84
S&P 500 Index	15	9,307	4,175.00	3/20/2026	53
S&P 500 Index	125	77,562	4,275.00	3/20/2026	489

					$1,203
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2025
Contracts	Type	contracts	date	(000)	(000)

S&P 500 E-mini Index Futures	Long	38	9/19/2025	USD11,882	$298

American Funds Insurance Series 268

Managed Risk Washington Mutual Investors Fund (continued)

Investments in affiliates (b)

				Net	Net
	Value at				unrealized			Capital gain
				realized	appreciation	Value at	Dividend	distributions
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 85.02%
American Funds Insurance Series –
Washington Mutual Investors Fund, Class 1	$273,106	$42,783	$50,322	$10,456	$(5,605)	$270,418	$ 933	$17,905
Fixed income funds 9.98%
American Funds Insurance Series –
U.S. Government Securities Fund, Class 1	32,524	9,695	11,805	(345)	1,666	31,735	257	—

Total 95.00%				$10,111	$(3,939)	$302,153	$1,190	$17,905

(a)Rate represents the seven-day yield at 6/30/2025.

(b)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

269American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2025					unaudited
Growth-and-income funds 79.76%					Value
				Shares	(000)

American Funds Insurance Series – Growth-Income Fund, Class 1				27,136,375	$1,693,310

Total growth-and-income funds (cost: $1,467,670,000)					1,693,310
Fixed income funds 14.96%

American Funds Insurance Series – The Bond Fund of America, Class 1				33,142,813	317,508

Total fixed income funds (cost: $314,557,000)					317,508
Short-term securities 4.69%

State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)				99,642,239	99,642
Total short-term securities (cost: $99,642,000)					99,642
Options purchased (equity style) 0.69%

Options purchased (equity style)*					14,515

Total options purchased (cost: $22,680,000)					14,515

Total investment securities 100.10% (cost: $1,904,549,000)					2,124,975
Other assets less liabilities (0.10)%					(2,020)

Net assets 100.00%					$2,122,955
*Options purchased (equity style)

Equity index options
		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2025
Description	contracts	(000)	price	date	(000)

Put
S&P 500 Index	40	USD24,820	USD4,225.00	9/19/2025	$26
S&P 500 Index	80	49,640	4,300.00	9/19/2025	56
S&P 500 Index	70	43,435	4,450.00	9/19/2025	58
S&P 500 Index	2,200	1,365,089	4,500.00	9/19/2025	1,888
S&P 500 Index	120	74,459	4,125.00	12/19/2025	226
S&P 500 Index	150	93,074	4,225.00	12/19/2025	311
S&P 500 Index	1,285	797,336	4,250.00	12/19/2025	2,737
S&P 500 Index	500	310,247	4,300.00	12/19/2025	1,118
S&P 500 Index	120	74,459	4,325.00	12/19/2025	274
S&P 500 Index	160	99,279	4,375.00	12/19/2025	386
S&P 500 Index	80	49,640	4,175.00	3/20/2026	280
S&P 500 Index	1,830	1,135,506	4,275.00	3/20/2026	7,155

					$14,515

American Funds Insurance Series 270

Managed Risk Growth-Income Fund (continued)

Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2025
Contracts	Type	contracts	date	(000)	(000)

S&P 500 E-mini Index Futures	Long	460	9/19/2025	USD143,836	$3,205

Investments in affiliates (b)

				Net	Net
	Value at				unrealized			Capital gain
				realized	appreciation	Value at	Dividend	distributions
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 79.76%
American Funds Insurance Series –
Growth-Income Fund, Class 1	$1,736,906	$409,049	$302,039	$54,771	$(205,377)	$1,693,310	$4,029	$278,792
Fixed income funds 14.96%
American Funds Insurance Series –
The Bond Fund of America, Class 1	325,683	82,741	102,164	(557)	11,805	317,508	2,800	—

Total 94.72%				$54,214	$(193,572)	$2,010,818	$6,829	$278,792

(a)Rate represents the seven-day yield at 6/30/2025.

(b)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

271American Funds Insurance Series
Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2025					unaudited
Asset allocation funds 95.10%					Value
				Shares	(000)

American Funds Insurance Series – Asset Allocation Fund, Class 1				71,278,050	$1,858,219

Total asset allocation funds (cost: $1,681,795,000)					1,858,219
Short-term securities 4.82%

State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)				94,150,915	94,151
Total short-term securities (cost: $94,151,000)					94,151
Options purchased (equity style) 0.15%

Options purchased (equity style)*					2,833

Total options purchased (cost: $3,627,000)					2,833

Total investment securities 100.07% (cost: $1,779,573,000)					1,955,203
Other assets less liabilities (0.07)%					(1,334)

Net assets 100.00%					$1,953,869
*Options purchased (equity style)

Equity index options
		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2025
Description	contracts	(000)	price	date	(000)

Put
S&P 500 Index	20	USD12,410	USD4,300.00	9/19/2025	$ 14
S&P 500 Index	20	12,410	4,500.00	9/19/2025	17
S&P 500 Index	30	18,615	4,125.00	12/19/2025	57
S&P 500 Index	35	21,717	4,225.00	12/19/2025	72
S&P 500 Index	405	251,300	4,250.00	12/19/2025	863
S&P 500 Index	105	65,152	4,300.00	12/19/2025	235
S&P 500 Index	30	18,615	4,350.00	12/19/2025	70
S&P 500 Index	385	238,891	4,275.00	3/20/2026	1,505

					$2,833
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2025
Contracts	Type	contracts	date	(000)	(000)

S&P 500 E-mini Index Futures	Long	81	9/19/2025	USD25,328	$638

American Funds Insurance Series 272

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates (b)

				Net	Net
	Value at				unrealized			Capital gain
				realized	appreciation	Value at	Dividend	distributions
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Asset allocation funds 95.10%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	$1,923,478	$243,681	$317,008	$(5,123)	$13,191	$1,858,219	$8,184	$127,660

(a)Rate represents the seven-day yield at 6/30/2025.

(b)Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

273American Funds Insurance Series

Financial statements					unaudited
Statements of assets and liabilities at June 30, 2025				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$8,417,403	$2,956,588	$50,144,089	$6,929,119	$3,605,243
Affiliated issuers	237,566	156,122	1,443,384	330,868	147,681
Cash	177	303	335	608	293
Cash collateral received for securities on loan	—	2,182	14,037	—	478
Cash collateral pledged for futures contracts	—	—	—	—	150
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	510	608	1,254	5,444	1,308
Unrealized appreciation on open forward currency contracts	—	—	—	—	90
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	—	2,449	—	23,471	4,758
Sales of fund’s shares	4,270	814	35,214	2,867	4,264
Dividends and interest	11,835	4,669	17,251	16,811	9,797
Variation margin on futures contracts	—	—	—	—	22
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	3	33	36	5	3
Other	424	197	97	810	300
	8,672,188	3,123,965	51,655,697	7,310,003	3,774,387
Liabilities:
Collateral for securities on loan	—	21,824	140,364	—	4,784
Unrealized depreciation on open forward currency contracts	—	—	—	—	168
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	31,663	5,973	14,198	47,280	10,534
Repurchases of fund’s shares	38,493	10,483	187,437	20,823	6,332
Investment advisory services	2,580	1,465	12,329	2,765	1,514
Insurance administrative fees	619	196	3,597	296	525
Services provided by related parties	1,145	504	6,608	959	437
Trustees’ deferred compensation	124	68	683	195	57
Variation margin on futures contracts	—	—	—	—	2
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	6,022	16,925	—	28,851	22,200
Other	90	50	713	130	174
	80,736	57,488	365,929	101,299	46,727
Commitments and contingencies*
Net assets at June 30, 2025	$8,591,452	$3,066,477	$51,289,768	$7,208,704	$3,727,660
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,832,286	$2,197,996	$19,661,442	$5,060,920	$2,275,998
Total distributable earnings (accumulated loss)	3,759,166	868,481	31,628,326	2,147,784	1,451,662
Net assets at June 30, 2025	$8,591,452	$3,066,477	$51,289,768	$7,208,704	$3,727,660
Investment securities on loan, at value	$11	$21,033	$137,026	$—	$7,151
Investment securities, at cost
Unaffiliated issuers	4,879,530	2,155,395	20,971,807	5,063,863	2,264,412
Affiliated issuers	237,553	156,110	1,443,194	330,857	147,673
Cash denominated in currencies other than U.S. dollars, at cost	510	608	1,254	5,444	1,307
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series 274

Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2025 (continued)				(dollars in thousands)
	Washington	U.S. Small and	Capital		International
	Mutual	Mid	World Growth	Growth-	Growth
	Investors	Cap Equity	and Income	Income	and Income
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$11,287,736	$15,216	$1,931,702	$40,992,508	$380,489
Affiliated issuers	366,782	510	76,286	1,643,318	15,675
Cash	336	50	121	201	36
Cash collateral received for securities on loan	1	—	899	—	94
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	—	627	2,042	256
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	19,690	—	3,968	—	621
Sales of fund’s shares	6,995	16	2,215	6,034	627
Dividends and interest	14,672	12	4,292	42,203	1,442
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	11	—†	1	10	2
Other	1	—	272	440	56
	11,696,228	15,804	2,020,383	42,686,756	399,298
Liabilities:
Collateral for securities on loan	5	7	8,988	—	937
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	9,997	36	5,744	25,347	729
Repurchases of fund’s shares	9,657	—†	5,926	82,681	902
Investment advisory services	2,096	6	601	8,480	152
Insurance administrative fees	1,177	—†	182	1,699	114
Services provided by related parties	1,296	—	324	4,431	81
Trustees’ deferred compensation	153	—†	33	704	14
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	154	—	863	1,045	253
Other	4	—†	18	52	51
	24,539	49	22,679	124,439	3,233
Commitments and contingencies*
Net assets at June 30, 2025	$11,671,689	$15,755	$1,997,704	$42,562,317	$396,065
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,758,521	$15,085	$1,120,609	$22,041,672	$309,180
Total distributable earnings (accumulated loss)	4,913,168	670	877,095	20,520,645	86,885
Net assets at June 30, 2025	$11,671,689	$15,755	$1,997,704	$42,562,317	$396,065
Investment securities on loan, at value	$4	$7	$8,902	$—	$891
Investment securities, at cost
Unaffiliated issuers	6,918,368	14,602	1,157,926	22,366,500	275,220
Affiliated issuers	366,732	510	76,280	1,557,595	15,673
Cash denominated in currencies other than U.S. dollars, at cost	4	—	627	2,042	256
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

275American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2025 (continued)				(dollars in thousands)
			American
			Funds
	Capital	Asset	Global	The Bond	Capital
	Income	Allocation	Balanced	Fund	World Bond
	Builder	Fund	Fund	of America	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$1,415,891	$26,082,288	$394,091	$10,443,773	$1,419,926
Affiliated issuers	147,304	2,096,328	25,703	745,797	56,565
Cash	837	733	46	144	88
Cash collateral received for securities on loan	1,754	235	154	—	—
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	207	404	342	242	1,005
Unrealized appreciation on open forward currency contracts	—	—	280	637	3,338
Bilateral swaps, at value	—	—	60	2,806	522
Unrealized appreciation on unfunded commitments*	—	2	—	—	—†
Receivables for:
Sales of investments	32,413	1,054,925	3,625	580,724	523
Sales of fund’s shares	18,606	6,351	436	39,402	2,634
Dividends and interest	5,662	81,500	2,051	84,545	14,704
Variation margin on futures contracts	248	3,148	102	8,173	1,130
Variation margin on centrally cleared swap contracts	6	—	23	223	218
Variation margin on options (futures style)	—	—	9	—	77
Securities lending income	3	22	—†	—	—
Other	179	719	61	61	465
	1,623,110	29,326,655	426,983	11,906,527	1,501,195
Liabilities:
Collateral for securities on loan	17,540	2,353	1,545	—	—
Unrealized depreciation on open forward currency contracts	—	—	601	2,964	3,277
Bilateral swaps, at value	—	—	284	1,761	3,690
Options written, at value	—	—	—	—	12
Payables for:
Purchases of investments	36,269	1,593,478	4,947	924,089	18,908
Repurchases of fund’s shares	1,300	39,578	418	6,595	1,783
Investment advisory services	284	5,882	143	1,795	514
Insurance administrative fees	431	4,051	99	913	62
Services provided by related parties	184	2,924	73	1,074	206
Trustees’ deferred compensation	15	431	6	178	32
Variation margin on futures contracts	17	1,321	33	463	346
Variation margin on centrally cleared swap contracts	18	234	14	1,126	230
Variation margin on options (futures style)	—	—	7	—	58
Non-U.S. taxes	717	800	182	—	20
Other	12	22	42	6	103
	56,787	1,651,074	8,394	940,964	29,241
Commitments and contingencies*
Net assets at June 30, 2025	$1,566,323	$27,675,581	$418,589	$10,965,563	$1,471,954
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,157,379	$18,236,532	$331,978	$12,407,733	$1,667,643
Total distributable earnings (accumulated loss)	408,944	9,439,049	86,611	(1,442,170)	(195,689)
Net assets at June 30, 2025	$1,566,323	$27,675,581	$418,589	$10,965,563	$1,471,954
Investment securities on loan, at value	$16,714	$2,306	$1,472	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,052,673	18,416,741	317,156	10,550,966	1,430,793
Affiliated issuers	150,264	2,120,361	25,449	745,710	54,976
Cash denominated in currencies other than U.S. dollars, at cost	210	427	341	238	1,005
Premiums received on options written	—	—	13	—	121

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series 276

Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2025 (continued)				(dollars in thousands)
		American		U.S.	Managed
	American	Funds		Government	Risk
	High-Income	Mortgage	Ultra-Short	Securities	Growth
	Trust	Fund	Bond Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$941,867	$132,312	$328,734	$1,888,566	$27,085
Affiliated issuers	45,169	—	—	—	493,877
Cash	493	148	106	2,239	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	257	—	—	—	967
Cash collateral pledged for swap contracts	1,348	—	—	—	—
Cash denominated in currencies other than U.S. dollars	2	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	2	—	—	—	—
Receivables for:
Sales of investments	897	19,309	—	198,469	1,981
Sales of fund’s shares	1,131	536	71	8,809	40
Dividends and interest	14,530	455	—	10,099	79
Variation margin on futures contracts	18	74	—	1,211	92
Variation margin on centrally cleared swap contracts	—	1	—	546	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	—	—	—	—	—
Other	5	1	—	—	—
	1,005,719	152,836	328,911	2,109,939	524,121
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	8,748	34,514	—	287,995	2,850
Repurchases of fund’s shares	1,378	80	4,484	2,734	829
Investment advisory services	229	21	70	315	42
Insurance administrative fees	117	36	46	320	304
Services provided by related parties	175	22	69	302	99
Trustees’ deferred compensation	33	4	12	48	6
Variation margin on futures contracts	9	8	—	104	46
Variation margin on centrally cleared swap contracts	91	10	—	742	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	—	—	—	—	—
Other	—	—	—	1	—
	10,780	34,695	4,681	292,561	4,176
Commitments and contingencies*
Net assets at June 30, 2025	$994,939	$118,141	$324,230	$1,817,378	$519,945
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,276,070	$128,755	$317,685	$2,060,022	$436,834
Total distributable earnings (accumulated loss)	(281,131)	(10,614)	6,545	(242,644)	83,111
Net assets at June 30, 2025	$994,939	$118,141	$324,230	$1,817,378	$519,945
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	925,675	132,614	328,764	1,920,972	27,757
Affiliated issuers	45,164	—	—	—	376,228
Cash denominated in currencies other than U.S. dollars, at cost	2	—	—	—	—
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

277American Funds Insurance Series

Financial statements (continued)				unaudited
Statements of assets and liabilities at June 30, 2025 (continued)			(dollars in thousands)
		Managed Risk	Managed	Managed
	Managed	Washington	Risk	Risk
	Risk	Mutual	Growth-	Asset
	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$5,189	$15,864	$114,157	$96,984
Affiliated issuers	108,264	302,153	2,010,818	1,858,219
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	673	722	6,046	1,606
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	593	585	13,194	2,675
Sales of fund’s shares	7	6	22	162
Dividends and interest	18	53	357	347
Variation margin on futures contracts	—†	112	1,112	234
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	114,744	319,495	2,145,706	1,960,227
Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	502	800	13,902	1,501
Repurchases of fund’s shares	60	292	6,786	2,977
Investment advisory services	9	26	171	158
Insurance administrative fees	68	190	1,257	1,177
Services provided by related parties	22	62	53	390
Trustees’ deferred compensation	2	5	26	38
Variation margin on futures contracts	—	56	556	117
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	663	1,431	22,751	6,358
Commitments and contingencies*
Net assets at June 30, 2025	$114,081	$318,064	$2,122,955	$1,953,869
Net assets consist of:
Capital paid in on shares of beneficial interest	$139,237	$288,277	$1,694,131	$1,732,385
Total distributable earnings (accumulated loss)	(25,156)	29,787	428,824	221,484
Net assets at June 30, 2025	$114,081	$318,064	$2,122,955	$1,953,869
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	5,426	16,638	122,322	97,778
Affiliated issuers	87,766	242,340	1,782,227	1,681,795
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series 278

Financial statements (continued)						unaudited
Statements of assets and liabilities at June 30, 2025 (continued)			(dollars and shares in thousands, except per-share amounts)
			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,826,307	$885,004	$23,219,776	$3,273,585	$1,963,422
	Shares outstanding	106,790	46,087	179,874	163,697	66,495
	Net asset value per share	$35.83	$19.20	$129.09	$20.00	$29.53
Class 1A:	Net assets	$23,541	$6,080	$394,214	$14,290	$12,395
	Shares outstanding	662	322	3,092	719	423
	Net asset value per share	$35.56	$18.89	$127.48	$19.87	$29.34
Class 2:	Net assets	$3,658,494	$1,785,308	$21,211,228	$3,398,928	$851,450
	Shares outstanding	103,962	99,231	166,854	170,971	29,249
	Net asset value per share	$35.19	$17.99	$127.12	$19.88	$29.11
Class 3:	Net assets			$286,572	$15,420
	Shares outstanding	Not applicable	Not applicable	2,195	769	Not applicable
	Net asset value per share			$130.57	$20.06
Class 4:	Net assets	$1,083,110	$390,085	$6,177,978	$506,481	$900,393
	Shares outstanding	31,244	21,761	50,128	25,929	31,253
	Net asset value per share	$34.67	$17.93	$123.24	$19.53	$28.81
		Washington	U.S. Small and	Capital		International
		Mutual	Mid	World Growth	Growth-	Growth
		Investors	Cap Equity	and Income	Income	and Income
		Fund	Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$6,487,868	$10	$611,606	$25,261,729	$31,530
	Shares outstanding	379,415	1	36,247	404,854	2,559
	Net asset value per share	$17.10	$10.45	$16.87	$62.40	$12.32
Class 1A:	Net assets	$34,514	$10	$10,701	$47,962	$7,639
	Shares outstanding	2,030	1	639	776	639
	Net asset value per share	$17.00	$10.45	$16.75	$61.80	$11.96
Class 2:	Net assets	$3,097,649	$11	$1,060,266	$14,111,614	$164,143
	Shares outstanding	185,220	1	63,087	231,203	13,720
	Net asset value per share	$16.72	$10.45	$16.81	$61.04	$11.96
Class 3:	Net assets				$154,690
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,474	Not applicable
	Net asset value per share				$62.54
Class 4:	Net assets	$2,051,658	$15,724	$315,131	$2,986,322	$192,753
	Shares outstanding	124,370	1,505	19,301	50,082	16,407
	Net asset value per share	$16.50	$10.45	$16.33	$59.63	$11.75

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

279American Funds Insurance Series

Financial statements (continued)						unaudited
Statements of assets and liabilities at June 30, 2025 (continued)			(dollars and shares in thousands, except per-share amounts)
				American
				Funds
		Capital	Asset	Global	The Bond	Capital
		Income	Allocation	Balanced	Fund	World Bond
		Builder	Fund	Fund	of America	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$793,538	$16,240,337	$96,777	$6,713,270	$619,493
	Shares outstanding	57,708	622,968	7,093	700,832	59,346
	Net asset value per share	$13.75	$26.07	$13.64	$9.58	$10.44
Class 1A:	Net assets	$13,755	$44,955	$4,073	$259,363	$26,030
	Shares outstanding	1,002	1,737	301	27,296	2,519
	Net asset value per share	$13.73	$25.87	$13.54	$9.50	$10.33
Class 2:	Net assets	$20,266	$4,400,629	$149,204	$2,710,252	$754,851
	Shares outstanding	1,475	171,759	11,005	287,705	73,192
	Net asset value per share	$13.74	$25.62	$13.56	$9.42	$10.31
Class 3:	Net assets		$33,494
	Shares outstanding	Not applicable	1,284	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.09
Class 4:	Net assets	$738,764	$6,956,166	$168,535	$1,282,678	$71,580
	Shares outstanding	53,861	274,415	12,672	137,094	7,060
	Net asset value per share	$13.72	$25.35	$13.30	$9.36	$10.14
			American		U.S.	Managed
		American	Funds		Government	Risk
		High-Income	Mortgage	Ultra-Short	Securities	Growth
		Trust	Fund	Bond Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$248,752	$17,791	$34,289	$269,845
	Shares outstanding	26,289	1,879	2,993	27,050	Not applicable
	Net asset value per share	$9.46	$9.47	$11.46	$9.98
Class 1A:	Net assets	$3,290	$3,037	$127	$276,893
	Shares outstanding	350	325	11	27,940	Not applicable
	Net asset value per share	$9.41	$9.33	$11.44	$9.91
Class 2:	Net assets	$534,801	$41,346	$227,700	$1,029,394
	Shares outstanding	58,049	4,418	20,602	104,700	Not applicable
	Net asset value per share	$9.21	$9.36	$11.05	$9.83
Class 3:	Net assets	$8,031		$3,782	$5,264
	Shares outstanding	844	Not applicable	338	526	Not applicable
	Net asset value per share	$9.51		$11.21	$10.00
Class 4:	Net assets	$200,065	$55,967	$58,332	$235,982
	Shares outstanding	19,314	6,068	5,249	24,059	Not applicable
	Net asset value per share	$10.36	$9.22	$11.11	$9.81
Class P1:	Net assets					$13,806
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,031
	Net asset value per share					$13.39
Class P2:	Net assets					$506,139
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	38,220
	Net asset value per share					$13.24

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series 280

Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2025 (continued)		(dollars and shares in thousands, except per-share amounts)
			Managed Risk	Managed	Managed
		Managed	Washington	Risk	Risk
		Risk	Mutual	Growth-	Asset
		International	Investors	Income	Allocation
		Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,954	$2,740	$1,855,636	$12,050
	Shares outstanding	233	226	131,460	946
	Net asset value per share	$8.40	$12.11	$14.12	$12.74
Class P2:	Net assets	$112,127	$315,324	$267,319	$1,941,819
	Shares outstanding	13,401	26,237	19,091	157,980
	Net asset value per share	$8.37	$12.02	$14.00	$12.29

*Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.

†Amount less than one thousand.

Refer to the notes to financial statements.

281American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2025				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$ 78,930	$ 22,148	$127,325	$103,236	$ 40,021
Affiliated issuers	—	2,399	28,944	6,773	2,879
	78,930	24,547	156,269	110,009	42,900
Interest from unaffiliated issuers	322	544	47	326	5,531
Securities lending income (net of fees)	24	170	101	30	33
	79,276	25,261	156,417	110,365	48,464
Fees and expenses*:
Investment advisory services	18,949	9,266	71,060	16,287	9,926
Distribution services	5,501	2,468	31,424	4,641	2,023
Insurance administrative services	1,233	392	7,157	592	1,046
Transfer agent services	1	—†	5	1	—†
Administrative services	1,197	430	7,012	1,022	516
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	32	15	216	27	10
Registration statement and prospectus	10	4	74	11	4
Trustees’ compensation	14	5	81	12	6
Auditing and legal	18	38	45	23	16
Custodian	340	210	358	480	564
Other	5	22	24	4	25
Total fees and expenses before waivers and/or reimbursements	27,300	12,850	117,456	23,100	14,136
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	4,251	622	—	—	1,204
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	4,251	622	—	—	1,204
Total fees and expenses after waivers and/or reimbursements	23,049	12,228	117,456	23,100	12,932
Net investment income	56,227	13,033	38,961	87,265	35,532
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	212,755	98,985	2,508,111	442,791	117,197
Affiliated issuers	(41)	2,156	(73)	(59)	(15)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	50
Forward currency contracts	—	—	—	—	(253)
Swap contracts	—	—	—	—	(88)
Currency transactions	(1,087)	51	454	2,634	(175)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	211,627	101,192	2,508,492	445,366	116,716
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	616,756	126,975	2,234,698	259,557	355,998
Affiliated issuers	(39)	(12,779)	(7)	(34)	(8)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	50
Forward currency contracts	—	—	—	—	(158)
Swap contracts	—	—	—	—	104
Currency translations	501	219	142	1,164	458
	617,218	114,415	2,234,833	260,687	356,444
Net realized gain (loss) and unrealized appreciation
(depreciation)	828,845	215,607	4,743,325	706,053	473,160
Net increase (decrease) in net assets resulting from operations	$885,072	$228,640	$4,782,286	$793,318	$508,692

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series 282

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2025 (continued)				(dollars in thousands)
	Washington	U.S. Small	Capital		International
	Mutual	and Mid	World Growth	Growth-	Growth
	Investors	Cap Equity	and Income	Income	and Income
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$105,376	$85	$ 22,810	$272,732	$ 7,423
Affiliated issuers	7,099	7	1,606	37,275	272
	112,475	92	24,416	310,007	7,695
Interest from unaffiliated issuers	14	1	80	83	2
Securities lending income (net of fees)	66	1	8	29	5
	112,555	94	24,504	310,119	7,702
Fees and expenses*:
Investment advisory services	20,532	33	4,458	49,976	841
Distribution services	5,985	—†	1,600	20,214	403
Insurance administrative services	2,337	—†	361	3,435	218
Transfer agent services	1	—	—†	5	—†
Administrative services	1,647	2	282	6,001	53
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	11	2	5	186	6
Registration statement and prospectus	6	2	1	64	—†
Trustees’ compensation	19	—†	4	69	—†
Auditing and legal	24	21	15	41	14
Custodian	111	—†	69	150	34
Other	6	—†	1	22	—†
Total fees and expenses before waivers and/or reimbursements	30,679	60	6,796	80,163	1,569
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	7,873	—	939	—	—
Miscellaneous fee reimbursement	—	21	—	—	—
Total waivers and/or reimbursements of fees and expenses	7,873	21	939	—	—
Total fees and expenses after waivers and/or reimbursements	22,806	39	5,857	80,163	1,569
Net investment income	89,749	55	18,647	229,956	6,133
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	466,620	1	94,134	1,545,351	3,484
Affiliated issuers	(31)	—†	(8)	6,213	—†
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(19)
Swap contracts	—	—	—	—	—
Currency transactions	(10)	—	146	(671)	26
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	466,579	1	94,272	1,550,893	3,491
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	422,904	1,052	120,534	1,519,959	58,509
Affiliated issuers	(37)	—†	(2)	(101,573)	(1)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(10)
Swap contracts	—	—	—	—	—
Currency translations	8	—	261	696	100
	422,875	1,052	120,793	1,419,082	58,598
Net realized gain (loss) and unrealized appreciation
(depreciation)	889,454	1,053	215,065	2,969,975	62,089
Net increase (decrease) in net assets resulting from operations	$979,203	$1,108	$233,712	$3,199,931	$68,222

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

283American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2025 (continued)				(dollars in thousands)
			American
			Funds
	Capital	Asset	Global	The Bond	Capital
	Income	Allocation	Balanced	Fund	World Bond
	Builder	Fund	Fund	of America	Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$ 22,301	$115,625	$ 3,666	$—	$87
Affiliated issuers	2,604	57,784	637	16,350	1,371
	24,905	173,409	4,303	16,350	1,458
Interest from unaffiliated issuers	4,788	173,336	2,702	250,561	32,199
Securities lending income (net of fees)	19	67	1	—	—
	29,712	346,812	7,006	266,911	33,657
Fees and expenses*:
Investment advisory services	2,550	35,056	884	19,253	3,116
Distribution services	854	13,524	374	4,906	1,018
Insurance administrative services	847	8,266	196	1,815	126
Transfer agent services	—†	3	—†	1	—†
Administrative services	214	3,972	60	1,641	217
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	6	58	5	48	6
Registration statement and prospectus	7	35	1	42	1
Trustees’ compensation	3	45	1	18	3
Auditing and legal	29	39	20	8	1
Custodian	50	102	51	79	119
Other	1	17	—†	6	1
Total fees and expenses before waivers and/or reimbursements	4,561	61,117	1,592	27,817	4,608
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	929	—	27	8,204	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	929	—	27	8,204	—
Total fees and expenses after waivers and/or reimbursements	3,632	61,117	1,565	19,613	4,608
Net investment income	26,080	285,695	5,441	247,298	29,049
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	32,418	1,657,001	10,337	(28,295)	(17,007)
Affiliated issuers	—	(136,762)	(3)	94	(1)
Options purchased (futures style)	—	—	(44)	—	(399)
Options written	—	—	27	—	297
Futures contracts	(329)	5,194	(227)	(29,364)	(425)
Forward currency contracts	—	—	(4,788)	(8,500)	1,112
Swap contracts	60	(455)	6	5,186	404
Currency transactions	4	(536)	(66)	22	(406)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	32,153	1,524,442	5,242	(60,857)	(16,425)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	106,144	112,140	25,483	205,102	97,958
Affiliated issuers	561	148,001	70	(208)	385
Options purchased (futures style)	—	—	7	—	64
Options written	—	—	(5)	—	15
Futures contracts	2,387	21,662	519	71,589	5,267
Forward currency contracts	—	—	(140)	(4,153)	118
Swap contracts	(216)	(884)	204	3,548	3,041
Currency translations	179	646	96	133	753
	109,055	281,565	26,234	276,011	107,601
Net realized gain (loss) and unrealized appreciation
(depreciation)	141,208	1,806,007	31,476	215,154	91,176
Net increase (decrease) in net assets resulting from operations	$167,288	$2,091,702	$36,917	$462,452	$120,225

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series 284

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2025 (continued)				(dollars in thousands)
		American		U.S.	Managed
	American	Funds		Government	Risk
	High-Income	Mortgage	Ultra-Short	Securities	Growth
	Trust	Fund	Bond Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$789	$—	$—	$—	$421
Affiliated issuers	863	—	—	—	1,309
	1,652	—	—	—	1,730
Interest from unaffiliated issuers	33,248	3,012	7,558	42,463	—
Securities lending income (net of fees)	—	—	—	—	—
	34,900	3,012	7,558	42,463	1,730
Fees and expenses*:
Investment advisory services	1,918	168	439	2,661	333
Distribution services	888	117	382	1,571	608
Insurance administrative services	225	69	88	638	625
Transfer agent services	—†	—†	—†	—†	—†
Administrative services	143	17	51	271	—
Accounting and administrative services	—	—	—	—	30
Reports to shareholders	7	5	6	8	—
Registration statement and prospectus	2	1	1	3	5
Trustees’ compensation	1	—†	—†	3	1
Auditing and legal	9	—†	—†	1	—†
Custodian	12	8	—†	17	4
Other	10	—†	—†	1	—†
Total fees and expenses before waivers and/or reimbursements	3,215	385	967	5,174	1,606
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	570	44	—	661	83
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	570	44	—	661	83
Total fees and expenses after waivers and/or reimbursements	2,645	341	967	4,513	1,523
Net investment income	32,255	2,671	6,591	37,950	207
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	730	(49)	—	454	(2,283)
Affiliated issuers	(6)	—	—	—	45,859
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	160	243	—	6,752	(15,006)
Forward currency contracts	—	—	—	—	—
Swap contracts	(1)	9	—	2,638	—
Currency transactions	9	—	—	—	123
Capital gain distributions received from affiliated issuers	—	—	—	—	34,295
	892	203	—	9,844	62,988
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	5,595	1,749	(53)	23,033	15
Affiliated issuers	2	—	—	—	(34,869)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	214	920	—	16,396	(403)
Forward currency contracts	—	—	—	—	—
Swap contracts	(525)	(41)	—	(2,276)	—
Currency translations	3	—	—	—	—
	5,289	2,628	(53)	37,153	(35,257)
Net realized gain (loss) and unrealized appreciation
(depreciation)	6,181	2,831	(53)	46,997	27,731
Net increase (decrease) in net assets resulting from operations	$38,436	$5,502	$6,538	$84,947	$27,938

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

285American Funds Insurance Series

Financial statements (continued)				unaudited
Statements of operations for the six months ended June 30, 2025 (continued)			(dollars in thousands)
		Managed Risk	Managed	Managed
	Managed	Washington	Risk	Risk
	Risk	Mutual	Growth-	Asset
	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$ 100	$ 280	$ 1,932	$ 1,845
Affiliated issuers	163	1,190	6,829	8,184
	263	1,470	8,761	10,029
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	263	1,470	8,761	10,029
Fees and expenses*:
Investment advisory services	75	208	1,390	1,290
Distribution services	138	388	327	2,402
Insurance administrative services	141	391	2,602	2,416
Transfer agent services	—†	—†	—†	—†
Administrative services	—	—	—	—
Accounting and administrative services	26	28	45	44
Reports to shareholders	—	—	—	—
Registration statement and prospectus	5	5	4	5
Trustees’ compensation	—†	1	3	3
Auditing and legal	—†	—†	2	1
Custodian	4	3	4	4
Other	—†	—†	1	1
Total fees and expenses before waivers and/or reimbursements	389	1,024	4,378	6,166
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	19	52	349	324
Miscellaneous fee reimbursement	—†	—	—	—
Total waivers and/or reimbursements of fees and expenses	19	52	349	324
Total fees and expenses after waivers and/or reimbursements	370	972	4,029	5,842
Net investment income	(107)	498	4,732	4,187
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(561)	(1,416)	(14,007)	(1,782)
Affiliated issuers	2,768	10,111	54,214	(5,123)
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(6,387)	(9,931)	(54,893)	(49,874)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	33	47	205	177
Capital gain distributions received from affiliated issuers	—	17,905	278,792	127,660
	(4,147)	16,716	264,311	71,058
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(152)	(135)	(1,473)	(299)
Affiliated issuers	8,715	(3,939)	(193,572)	13,191
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(227)	372	4,222	1,361
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	8,336	(3,702)	(190,823)	14,253
Net realized gain (loss) and unrealized appreciation

(depreciation)

Net increase (decrease) in net assets resulting from operations

4,189	13,014	73,488	85,311
$ 4,082	$13,512	$ 78,220	$ 89,498

*Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

†Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series 286
Financial statements (continued)

Statements of changes in net assets					(dollars in thousands)
			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20251	2024	20251	2024	20251	2024
Operations:
Net investment income (loss)	$56,227	$83,934	$13,033	$14,439	$38,961	$123,765
Net realized gain (loss)	211,627	1,058,571	101,192	67,213	2,508,492	3,989,653
Net unrealized appreciation (depreciation)	617,218	(106,961)	114,415	(6,037)	2,234,833	7,880,200
Net increase (decrease) in net assets resulting from
operations	885,072	1,035,544	228,640	75,615	4,782,286	11,993,618
Distributions paid to shareholders	(1,069,091)	(362,247)	(65,735)	(145,595)	(4,035,332)	(1,183,768)
Net capital share transactions	717,148	(305,156)	(86,887)	(124,117)	2,839,871	(2,405,717)
Total increase (decrease) in net assets	533,129	368,141	76,018	(194,097)	3,586,825	8,404,133
Net assets:
Beginning of period	8,058,323	7,690,182	2,990,459	3,184,556	47,702,943	39,298,810
End of period	$ 8,591,452	$8,058,323	$3,066,477	$2,990,459	$51,289,768	$47,702,943

					Washington Mutual
	International Fund		New World Fund		Investors Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20251	2024	20251	2024	20251	2024
Operations:
Net investment income (loss)	$87,265	$80,016	$35,532	$49,823	$89,749	$178,541
Net realized gain (loss)	445,366	335,500	116,716	148,263	466,579	784,826
Net unrealized appreciation (depreciation)	260,687	(158,907)	356,444	26,354	422,875	937,617
Net increase (decrease) in net assets resulting from
operations	793,318	256,609	508,692	224,440	979,203	1,900,984
Distributions paid to shareholders	(2,865)	(91,320)	(152,884)	(66,666)	(812,730)	(270,276)
Net capital share transactions	(368,267)	(557,783)	(39,747)	(124,462)	439,202	(851,035)
Total increase (decrease) in net assets	422,186	(392,494)	316,061	33,312	605,675	779,673
Net assets:
Beginning of period	6,786,518	7,179,012	3,411,599	3,378,287	11,066,014	10,286,341
End of period	$7,208,704	$6,786,518	$3,727,660	$3,411,599	$11,671,689	$11,066,014

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

287American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
			Capital
	U.S. Small and Mid		World Growth
	Cap Equity Fund		and Income Fund		Growth-Income Fund

	Six months	Period	Six months		Six months
	ended	ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20251	20242	20251	2024	20251	2024
Operations:
Net investment income (loss)	$55	$13	$18,647	$29,625	$229,956	$464,425
Net realized gain (loss)	1	4	94,272	142,599	1,550,893	6,999,624
Net unrealized appreciation (depreciation)	1,052	(438)	120,793	78,887	1,419,082	1,206,283
Net increase (decrease) in net assets resulting from
operations	1,108	(421)	233,712	251,111	3,199,931	8,670,332
Distributions paid to shareholders	(5)	(13)	(75,167)	(32,476)	(7,076,713)	(2,264,497)
Net capital share transactions	73	15,013	(49,160)	(191,651)	5,184,105	(2,602,817)
Total increase (decrease) in net assets	1,176	14,579	109,385	26,984	1,307,323	3,803,018
Net assets:
Beginning of period	14,579	—	1,888,319	1,861,335	41,254,994	37,451,976
End of period	$15,755	$14,579	$1,997,704	$1,888,319	$42,562,317	$41,254,994

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20251	2024	20251	2024	20251	2024
Operations:
Net investment income (loss)	$6,133	$7,648	$26,080	$42,544	$285,695	$590,761
Net realized gain (loss)	3,491	(1,592)	32,153	24,024	1,524,442	1,925,378
Net unrealized appreciation (depreciation)	58,598	5,162	109,055	61,325	281,565	1,576,776
Net increase (decrease) in net assets resulting from
operations	68,222	11,218	167,288	127,893	2,091,702	4,092,915
Distributions paid to shareholders	(1,423)	(8,098)	(16,131)	(45,676)	(2,025,651)	(1,743,267)
Net capital share transactions	6,613	(9,047)	46,498	35,182	523,850	(949,298)
Total increase (decrease) in net assets	73,412	(5,927)	197,655	117,399	589,901	1,400,350
Net assets:
Beginning of period	322,653	328,580	1,368,668	1,251,269	27,085,680	25,685,330
End of period	$396,065	$322,653	$1,566,323	$1,368,668	$27,675,581	$27,085,680

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series 288

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	American Funds		The Bond Fund
	Global Balanced Fund		of America		Capital World Bond Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20251	2024	20251	2024	20251	2024
Operations:
Net investment income (loss)	$5,441	$9,318	$247,298	$501,464	$29,049	$ 61,225
Net realized gain (loss)	5,242	16,800	(60,857)	(134,500)	(16,425)	(22,949)
Net unrealized appreciation (depreciation)	26,234	(1,065)	276,011	(207,188)	107,601	(80,072)
Net increase (decrease) in net assets resulting from
operations	36,917	25,053	462,452	159,776	120,225	(41,796)
Distributions paid to shareholders	(16,555)	(7,048)	(96,658)	(475,626)	(3,588)	(33,915)
Net capital share transactions	5,945	(14,487)	(567,129)	474,834	(92,920)	(16,393)
Total increase (decrease) in net assets	26,307	3,518	(201,335)	158,984	23,717	(92,104)
Net assets:
Beginning of period	392,282	388,764	11,166,898	11,007,914	1,448,237	1,540,341
End of period	$418,589	$392,282	$10,965,563	$11,166,898	$1,471,954	$1,448,237

	American		American Funds
	High-Income Trust		Mortgage Fund		Ultra-Short Bond Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20251	2024	20251	2024	20251	2024
Operations:
Net investment income (loss)	$32,255	$60,672	$2,671	$5,237	$6,591	$ 16,889
Net realized gain (loss)	892	3,094	203	(1,054)	—	—3
Net unrealized appreciation (depreciation)	5,289	19,028	2,628	(3,372)	(53)	130
Net increase (decrease) in net assets resulting from
operations	38,436	82,794	5,502	811	6,538	17,019
Distributions paid to shareholders	(10,773)	(59,402)	(896)	(5,001)	(2,557)	(17,633)
Net capital share transactions	35,313	34,726	2,704	7,230	(18,429)	(33,462)
Total increase (decrease) in net assets	62,976	58,118	7,310	3,040	(14,448)	(34,076)
Net assets:
Beginning of period	931,963	873,845	110,831	107,791	338,678	372,754
End of period	$994,939	$931,963	$118,141	$110,831	$324,230	$338,678

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

289American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	U.S. Government		Managed Risk		Managed Risk
	Securities Fund		Growth Fund		International Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20251	2024	20251	2024	20251	2024
Operations:
Net investment income (loss)	$37,950	$72,049	$207	$2,764	$(107)	$1,470
Net realized gain (loss)	9,844	(1,294)	62,988	37,612	(4,147)	(2,539)
Net unrealized appreciation (depreciation)	37,153	(55,237)	(35,257)	69,526	8,336	1,155
Net increase (decrease) in net assets resulting from
operations	84,947	15,518	27,938	109,902	4,082	86
Distributions paid to shareholders	(14,197)	(73,267)	(24,752)	(2,419)	(1,480)	(1,561)
Net capital share transactions	(73,399)	353,747	(9,503)	(88,856)	(2,829)	(8,399)
Total increase (decrease) in net assets	(2,649)	295,998	(6,317)	18,627	(227)	(9,874)
Net assets:
Beginning of period	1,820,027	1,524,029	526,262	507,635	114,308	124,182
End of period	$1,817,378	$1,820,027	$519,945	$526,262	$114,081	$114,308

	Managed Risk
	Washington Mutual		Managed Risk		Managed Risk
	Investors Fund		Growth-Income Fund		Asset Allocation Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20251	2024	20251	2024	20251	2024
Operations:
Net investment income (loss)	$498	$4,979	$4,732	$33,950	$4,187	$37,923
Net realized gain (loss)	16,716	(4,225)	264,311	73,326	71,058	123,915
Net unrealized appreciation (depreciation)	(3,702)	42,170	(190,823)	261,435	14,253	124,394
Net increase (decrease) in net assets resulting from
operations	13,512	42,924	78,220	368,711	89,498	286,232
Distributions paid to shareholders	(4,680)	(5,475)	(109,558)	(65,908)	(156,085)	(69,126)
Net capital share transactions	(12,974)	(39,434)	(22,573)	(313,193)	(5,394)	(294,452)
Total increase (decrease) in net assets	(4,142)	(1,985)	(53,911)	(10,390)	(71,981)	(77,346)
Net assets:
Beginning of period	322,206	324,191	2,176,866	2,187,256	2,025,850	2,103,196
End of period	$318,064	$322,206	$2,122,955	$2,176,866	$1,953,869	$2,025,850

1Unaudited.

2For the period November 15, 2024, commencement of operations, to December 31, 2024.

3Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series 290

Notes to financial statements

unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

291American Funds Insurance Series

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund — To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Insurance Series 292

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

293American Funds Insurance Series

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Insurance Series 294

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2025, were as follows (dollars in thousands):

Global Growth Fund

As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.

Global Small Capitalization Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Industrials	$689,754	$—	$—	$689,754
Financials	473,223	—	—	473,223
Information technology	403,781	—	428	404,209
Consumer discretionary	382,656	—	—	382,656
Health care	353,674	—	—	353,674
Materials	181,377	—	—	181,377
Communication services	134,493	—	—	134,493
Real estate	79,192	—	—	79,192
Consumer staples	76,756	—	—	76,756
Energy	76,013	—	—	76,013
Utilities	58,664	—	—	58,664
Preferred securities	9,138	—	14,522	23,660
Convertible stocks	13,046	—	—	13,046
Convertible bonds & notes	—	4,039	—	4,039
Short-term securities	161,954	—	—	161,954

Total	$3,093,721	$4,039	$14,950	$3,112,710

295American Funds Insurance Series

Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$13,898,317	$—	$5,985	$13,904,302
Communication services	10,248,832	—	—	10,248,832
Consumer discretionary	7,058,073	—	—	7,058,073
Health care	5,661,824	—	9,825	5,671,649
Industrials	5,401,182	—	2,633	5,403,815
Financials	4,094,384	—	—	4,094,384
Consumer staples	1,049,326	—	2,671	1,051,997
Energy	1,016,036	—	—	1,016,036
Materials	726,868	—	—	726,868
Utilities	358,047	—	—	358,047
Real estate	309,468	—	—	309,468
Preferred securities	—	—	146,802	146,802
Rights & warrants	—	—	22,672	22,672
Convertible stocks	4,131	—	686	4,817
Short-term securities	1,569,711	—	—	1,569,711

Total	$51,396,199	$—	$191,274	$51,587,473

International Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Industrials	$1,316,771	$—	$—	$1,316,771
Financials	1,183,785	—	—	1,183,785
Information technology	951,942	—	6,168	958,110
Communication services	655,458	—	—	655,458
Consumer discretionary	650,213	—	—	650,213
Health care	621,389	—	—	621,389
Materials	567,220	—	—	567,220
Consumer staples	430,268	—	—	430,268
Energy	396,129	—	—	396,129
Utilities	116,308	—	—	116,308
Preferred securities	32,903	—	565	33,468
Rights & warrants	—	—	—*	—*
Short-term securities	330,868	—	—	330,868

Total	$7,253,254	$—	$6,733	$7,259,987

*Amount less than one thousand.

American Funds Insurance Series 296

New World Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 704,693	$ 2,554	$ —*	$ 707,247
Information technology	676,770	—	493	677,263
Consumer discretionary	450,359	—	—	450,359
Industrials	412,982	—	—	412,982
Communication services	363,276	—	—	363,276
Health care	228,078	—	—	228,078
Consumer staples	224,042	—	—	224,042
Materials	183,568	—	—*	183,568
Energy	83,019	—	—*	83,019
Real estate	63,806	—	—	63,806
Utilities	51,736	—	—	51,736
Preferred securities	18,723	—	8,801	27,524
Rights & warrants	—	26	—	26
Convertible stocks	183	—	—	183
Bonds, notes & other debt instruments	—	127,378	—	127,378
Short-term securities	151,987	450	—	152,437

Total	$3,613,222	$130,408	$9,294	$3,752,924

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$65	$—	$—	$65
Unrealized appreciation on open forward currency contracts	—	90	—	90
Liabilities:
Unrealized depreciation on futures contracts	(4)	—	—	(4)
Unrealized depreciation on open forward currency contracts	—	(168)	—	(168)

Total	$61	$(78)	$—	$(17)

*Amount less than one thousand.

†Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.

U.S. Small and Mid Cap Equity Fund

As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.

297American Funds Insurance Series

Capital World Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$427,048	$—	$—	$427,048
Financials	316,727	—	—*	316,727
Industrials	302,352	—	—	302,352
Consumer discretionary	181,256	—	—	181,256
Health care	168,013	—	—	168,013
Communication services	165,844	—	—	165,844
Consumer staples	120,918	—	—	120,918
Materials	104,031	1,918	—	105,949
Energy	79,674	—	—	79,674
Utilities	32,792	976	—	33,768
Real estate	15,467	—	—	15,467
Preferred securities	5,091	—	—	5,091
Bonds, notes & other debt instruments	—	1,506	—	1,506
Short-term securities	84,375	—	—	84,375

Total	$2,003,588	$4,400	$—*	$2,007,988

*Amount less than one thousand.

Growth-Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$11,838,678	$—	$—	$11,838,678
Industrials	6,589,703	—	—	6,589,703
Financials	5,204,392	—	—	5,204,392
Consumer discretionary	4,605,290	—	—	4,605,290
Health care	3,953,251	—	—	3,953,251
Communication services	3,823,894	—	—	3,823,894
Consumer staples	1,335,169	—	—	1,335,169
Energy	1,274,412	—	—	1,274,412
Materials	1,159,101	—	—	1,159,101
Utilities	838,420	—	—	838,420
Real estate	751,153	—	—	751,153
Bonds, notes & other debt instruments	—	988	—	988
Short-term securities	1,261,375	—	—	1,261,375

Total	$42,634,838	$988	$—	$42,635,826

American Funds Insurance Series 298

International Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$95,865	$—	$—*	$95,865
Industrials	63,371	—	—	63,371
Information technology	44,238	—	—	44,238
Consumer staples	34,875	—	—	34,875
Consumer discretionary	32,588	—	—	32,588
Communication services	28,978	—	—	28,978
Health care	25,844	—	—	25,844
Materials	20,585	—	—*	20,585
Energy	18,005	—	—*	18,005
Utilities	10,944	—	—	10,944
Real estate	4,179	—	—	4,179
Preferred securities	174	—	—	174
Short-term securities	16,518	—	—	16,518

Total	$396,164	$—	$—*	$396,164

*Amount less than one thousand.

Capital Income Builder

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$233,645	$—	$ —*	$233,645
Information technology	152,382	—	—	152,382
Industrials	135,755	—	—	135,755
Consumer staples	134,741	—	—	134,741
Health care	126,930	—	—	126,930
Utilities	82,013	866	—	82,879
Consumer discretionary	76,037	—	—	76,037
Energy	72,713	—	—	72,713
Communication services	55,015	—	—	55,015
Real estate	53,644	—	—	53,644
Materials	50,592	—	—	50,592
Convertible stocks	6,728	—	—	6,728
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	87,131	100	87,231
U.S. Treasury bonds & notes	—	77,098	—	77,098
Corporate bonds, notes & loans	—	38,408	262	38,670
Asset-backed obligations	—	14,904	—	14,904
Bonds & notes of governments & government agencies
outside the U.S.	—	805	—	805
Municipals	—	336	—	336
Investment funds	32,235	—	—	32,235
Short-term securities	130,855	—	—	130,855

Total	$1,343,285	$219,548	$362	$1,563,195

Refer to the next page for footnote(s).

299American Funds Insurance Series

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$1,481	$—	$—	$1,481
Unrealized appreciation on centrally cleared interest rate swaps	—	243	—	243
Unrealized appreciation on centrally cleared credit default swaps	—	12	—	12
Liabilities:
Unrealized depreciation on futures contracts	(72)	—	—	(72)
Unrealized appreciation on centrally cleared interest rate swaps	—	—*	—	—*

Total	$1,409	$255	$—	$1,664

*Amount less than one thousand.
†Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 4,662,762	$—	$—	$ 4,662,762
Financials	3,370,748	—	—*	3,370,748
Industrials	2,515,815	—	—	2,515,815
Consumer discretionary	1,937,291	—	807	1,938,098
Health care	1,864,589	—	13,914	1,878,503
Materials	1,333,988	—	—*	1,333,988
Consumer staples	1,196,955	—	—	1,196,955
Communication services	1,045,984	—	—	1,045,984
Energy	355,595	—	498	356,093
Real estate	147,440	—	—	147,440
Utilities	133,008	—	—	133,008
Preferred securities	—	—	647	647
Rights & warrants	54	—	—*	54
Convertible stocks	38,180	—	—	38,180
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,908,850	—	2,908,850
Corporate bonds, notes & loans	—	2,009,713	9,271	2,018,984
U.S. Treasury bonds & notes	—	1,906,954	—	1,906,954
Asset-backed obligations	—	567,592	—	567,592
Bonds & notes of governments & government agencies
outside the U.S.	—	37,148	—	37,148
Municipals	—	22,367	—	22,367
Investment funds	772,826	—	—	772,826
Short-term securities	1,325,620	—	—	1,325,620

Total	$20,700,855	$7,452,624	$25,137	$28,178,616

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$24,259	$—	$—	$24,259
Liabilities:
Unrealized depreciation on futures contracts	(5,521)	—	—	(5,521)
Unrealized depreciation on centrally cleared credit default swaps	—	(860)	—	(860)

Total	$18,738	$(860)	$—	$17,878

*Amount less than one thousand.

†Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series 300

American Funds Global Balanced Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 44,529	$—	$—	$ 44,529
Financials	42,226	—	—	42,226
Industrials	35,996	—	—	35,996
Health care	34,097	—	—	34,097
Communication services	21,542	—	—	21,542
Consumer discretionary	19,611	—	—	19,611
Consumer staples	18,188	—	—	18,188
Materials	17,133	371	—	17,504
Utilities	13,084	—	—	13,084
Energy	9,643	—	—	9,643
Real estate	2,881	—	—	2,881
Convertible stocks	2,596	—	—	2,596
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies
outside the U.S.	—	58,518	—	58,518
Corporate bonds, notes & loans	—	25,698	—	25,698
Mortgage-backed obligations	—	23,721	—	23,721
U.S. Treasury bonds & notes	—	19,996	—	19,996
Asset-backed obligations	—	2,436	—	2,436
Municipals	—	127	—	127
Federal agency bonds & notes	—	116	—	116
Investment funds	4,121	—	—	4,121
Short-term securities	22,973	191	—	23,164

Total	$288,620	$131,174	$—	$419,794

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on options purchased (futures style)	$ 7	$—	$—	$ 7
Unrealized appreciation on futures contracts	338	—	—	338
Unrealized appreciation on open forward currency contracts	—	280	—	280
Unrealized appreciation on centrally cleared interest rate swaps	—	126	—	126
Unrealized appreciation on bilateral interest rate swaps	—	60	—	60
Unrealized appreciation on centrally cleared credit default swaps	—	8	—	8
Liabilities:
Unrealized depreciation on options written (futures style)	(5)	—	—	(5)
Unrealized depreciation on futures contracts	(57)	—	—	(57)
Unrealized depreciation on open forward currency contracts	—	(601)	—	(601)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Unrealized depreciation on bilateral interest rate swaps	—	(284)	—	(284)
Unrealized depreciation on centrally cleared credit default swaps	—	(32)	—	(32)

Total	$283	$(448)	$—	$(165)

*Options purchased (futures style), options written, future contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

301American Funds Insurance Series

The Bond Fund of America

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$ 3,790,654	$1,423	$ 3,792,077
Corporate bonds, notes & loans	—	3,612,824	7,595	3,620,419
U.S. Treasury bonds & notes	—	2,148,907	—	2,148,907
Asset-backed obligations	—	594,080	—	594,080
Municipals	—	160,265	—	160,265
Bonds & notes of governments & government agencies
outside the U.S.	—	116,286	—	116,286
Federal agency bonds & notes	—	11,725	—	11,725
Common stocks	—	14	—	14
Short-term securities	745,797	—	—	745,797

Total	$745,797	$10,434,755	$9,018	$11,189,570

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$44,636	$—	$—	$44,636
Unrealized appreciation on open forward currency contracts	—	637	—	637
Unrealized appreciation on centrally cleared interest rate swaps	—	1,464	—	1,464
Unrealized appreciation on bilateral interest rate swaps	—	2,806	—	2,806
Unrealized appreciation on centrally cleared credit default swaps	—	461	—	461
Liabilities:
Unrealized depreciation on futures contracts	(3,297)	—	—	(3,297)
Unrealized depreciation on open forward currency contracts	—	(2,964)	—	(2,964)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,389)	—	(3,389)
Unrealized depreciation on bilateral interest rate swaps	—	(1,761)	—	(1,761)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,599)	—	(2,599)

Total	$41,339	$(5,345)	$—	$35,994

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series 302

Capital World Bond Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$—	$ 330,337	$ —	$ 330,337
Japanese yen	—	129,364	—	129,364
British pounds	—	67,533	—	67,533
Brazilian reais	—	38,886	—	38,886
Canadian dollars	—	30,396	—	30,396
Australian dollars	—	30,298	—	30,298
South Korean won	—	25,218	—	25,218
Chinese yuan renminbi	—	23,928	—	23,928
Malaysian ringgits	—	22,767	—	22,767
Mexican pesos	—	16,479	—	16,479
Indian rupees	—	15,703	—	15,703
Indonesian rupiah	—	9,657	—	9,657
Norwegian kroner	—	6,698	—	6,698
South African rand	—	6,637	—	6,637
Danish kroner	—	6,546	—	6,546
Polish zloty	—	3,940	—	3,940
Chilean pesos	—	2,739	—	2,739
Turkish lira	—	1,942	—	1,942
Colombian pesos	—	1,052	—	1,052
Czech korunas	—	851	—	851
U.S. dollars	—	643,452	690	644,142
Preferred securities	—	—	68	68
Common stocks	1,781	6	45	1,832
Investment funds	22,047	—	—	22,047
Short-term securities	34,518	2,878	—	37,396
Options purchased on foreign currencies (equity style)	—	35	—	35

Total	$58,346	$1,417,342	$803	$1,476,491

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on options purchased (futures style)	$64	$—	$—	$64
Unrealized appreciation on futures contracts	3,955	—	—	3,955
Unrealized appreciation on open forward currency contracts	—	3,338	—	3,338
Unrealized appreciation on centrally cleared interest rate swaps	—	1,002	—	1,002
Unrealized appreciation on bilateral interest rate swaps	—	522	—	522
Unrealized appreciation on centrally cleared credit default swaps	—	15	—	15
Liabilities:
Value of options written (equity style)	—	(12)	—	(12)
Unrealized depreciation on options written (futures style)	(39)	—	—	(39)
Unrealized depreciation on futures contracts	(616)	—	—	(616)
Unrealized depreciation on open forward currency contracts	—	(3,277)	—	(3,277)
Unrealized depreciation on centrally cleared interest rate swaps	—	(494)	—	(494)
Unrealized depreciation on bilateral interest rate swaps	—	(3,690)	—	(3,690)
Unrealized depreciation on centrally cleared credit default swaps	—	(424)	—	(424)

Total	$3,364	$(3,020)	$—	$344

*Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

303American Funds Insurance Series

American High-Income Trust

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$873,946	$ 3,291	$877,237
Other	—	430	603	1,033
Convertible bonds & notes	—	447	—	447
Common stocks	35,992	802	22,325	59,119
Preferred securities	—	2,515	1,468	3,983
Rights & warrants	47	—	—	47
Short-term securities	45,170	—	—	45,170

Total	$81,209	$878,140	$27,687	$987,036

		Other investments1
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$197	$ —	$—	$ 197
Unrealized appreciation on centrally cleared credit default swaps	—	—2	—	—2
Liabilities:
Unrealized depreciation on futures contracts	(59)	—	—	(59)
Unrealized depreciation on centrally cleared credit default swaps	—	(482)	—	(482)

Total	$138	$(482)	$—	$(344)

1Futures contracts and credit default swaps are not included in the fund’s investment portfolio. 2Amount less than one thousand.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended June 30, 2025 (dollars in thousands):

	Beginning	Transfers			Net	Unrealized	Transfers	Ending
	value at	into			realized	appreciation	out of	value at
	1/1/2025	Level 33	Purchases	Sales	gain (loss)4	(depreciation)4	Level 33	6/30/2025
Investment securities	$36,440	$1,869	$6,147	$(4,347)	$390	$(9,061)	$(3,751)	$27,687
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at June 30, 2025								$ (6,171)

3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

4Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series 304

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	6/30/2025	techniques	inputs	(if applicable)	average*	input†
		Estimated	Expected proceeds	Not applicable	Not applicable	Not applicable
Bonds, notes & other		recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$ 3,894
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
debt instruments

		Indicative market	Broker quote	Not applicable	Not applicable	Not applicable
		quotation

		Estimated	Expected proceeds	Not applicable	Not applicable	Not applicable

			Discount for uncertainty	20%	20%	Decrease
		recovery value

			De minimis	Not applicable	Not applicable	Not applicable

			EV/EBITDA multiple	5.9x - 10.0x	8.1x	Increase

Common stocks	$22,325		EV/EBITDA-CAPEX multiple	9.9x	9.9x	Increase

		Market	Premium to EV/EBITDA-CAPEX	5%	5%	Increase

			multiple
		comparables

			P/BV multiple	0.7x	0.7x	Increase

			Premium to P/BV multiple	40%	40%	Increase

			DLOM	9% - 15%	9%	Decrease

Preferred securities	$ 1,468	Market	EV/EBITDA multiple	4.4x	4.4x	Increase
		comparables	DLOM	15%	15%	Decrease

	$27,687

*Weighted average is by relative fair value.

†This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CAPEX = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before interest, taxes, depreciation and amortization

EV = Enterprise value

P/BV = Price to book value

American Funds Mortgage Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$105,527	$—	$105,527
U.S. Treasury bonds & notes	—	5,070	—	5,070
Asset-backed obligations	—	1,603	—	1,603
Short-term securities	—	20,107	—	20,107
Options purchased on futures (equity style)	5	—	—	5

Total	$5	$132,307	$—	$132,312

305American Funds Insurance Series

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$603	$—	$—	$603
Unrealized appreciation on centrally cleared interest rate swaps	—	101	—	101
Liabilities:
Unrealized depreciation on futures contracts	(24)	—	—	(24)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)

Total	$579	$100	$—	$679

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of June 30, 2025, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$ —	$ 844,043	$—	$ 844,043
U.S. Treasury bonds & notes	—	686,092	—	686,092
Federal agency bonds & notes	—	51,206	—	51,206
Short-term securities	—	307,019	—	307,019
Options purchased on futures (equity style)	206	—	—	206

Total	$206	$1,888,360	$—	$1,888,566

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$9,883	$—	$—	$ 9,883
Unrealized appreciation on centrally cleared interest rate swaps	—	14,278	—	14,278
Liabilities:
Unrealized depreciation on futures contracts	(404)	—	—	(404)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,762)	—	(2,762)

Total	$9,479	$11,516	$—	$20,995

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of June 30, 2025, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

As of June 30, 2025, all of the fund’s investments were classified as Level 1.

Managed Risk Washington Mutual Investors Fund

As of June 30, 2025, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of June 30, 2025, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of June 30, 2025, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series 306

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi- governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on

307American Funds Insurance Series

interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have

American Funds Insurance Series 308

higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage- backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates

—i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

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Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

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Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

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5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
	Value of			Value of

	investment			investment
	securities		U.S. government	securities
Funds	on loan	Cash	securities	purchased

Global Growth Fund	$11	$—	$ 12	$—
Global Small Capitalization Fund	21,033	21,824	154	19,642
Growth Fund	137,026	140,364	—	126,327
New World Fund	7,151	4,784	2,898	4,306
Washington Mutual Investors Fund	4	5	—	4
U.S. Small and Mid Cap Equity Fund	7	7	—	7
Capital World Growth and Income Fund	8,902	8,988	484	8,089
International Growth and Income Fund	891	937	2	843
Capital Income Builder	16,714	17,540	—	15,786
Asset Allocation Fund	2,306	2,353	—	2,118
American Funds Global Balanced Fund	1,472	1,545	—	1,391

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

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Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Global Small Capitalization Fund, Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2025, the maximum exposure from these unfunded commitments for Global Small Capitalization Fund, Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $490,000, $3,151,000, $8,000 and $1,158,000, respectively, which would represents 0.02% for Global Small Capitalization Fund, 0.01% for Asset Allocation Fund, less than 0.01% for Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was less than $1,000 for Capital World Bond Fund, $2,000 for Asset Allocation Fund and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each

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fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.

For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:

Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.

Options on futures — Some of the funds have entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

Options on foreign currencies — One of the funds has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

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Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

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The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options	Options		Forward	Interest	Credit
	on	on	Futures	currency	rate	default
	futures	foreign currencies	contracts	contracts	swaps	swaps

New World Fund	Not applicable	Not applicable	$ 15,751	$ 19,587	$1,702*	Not applicable
International Growth and
Income Fund	Not applicable	Not applicable	Not applicable	645*	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	165,704	Not applicable	7,379	5,160
Asset Allocation Fund	Not applicable	Not applicable	2,375,438	Not applicable	585,466*	58,451
Global Balanced Fund	$ 13,706	Not applicable	49,536	67,771	17,473	7,108
The Bond Fund of America	Not applicable	Not applicable	5,974,302	234,959	627,191	145,756
Capital World Bond Fund	72,254	$20,561	669,768	490,321	255,025	92,993
American High-Income Trust	Not applicable	Not applicable	40,053	Not applicable	Not applicable	14,703
American Funds Mortgage Fund	25,546	Not applicable	101,434	Not applicable	1,820	Not applicable
U.S. Government Securities
Fund	900,592	Not applicable	2,057,761	Not applicable	1,084,428	Not applicable
Managed Risk Growth Fund	429,063	Not applicable	1,746	Not applicable	Not applicable	Not applicable
Managed Risk International
Fund	84,769	Not applicable	573	Not applicable	Not applicable	Not applicable
Managed Risk Washington
Mutual Investors Fund	265,317	Not applicable	3,801	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income
Fund	2,964,611	Not applicable	59,458	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	353,919	Not applicable	35,924	Not applicable	Not applicable	Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series 316
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):

New World Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$65	Unrealized depreciation1	$4
Forward currency	Currency	Unrealized appreciation on open	90	Unrealized depreciation on open	168
		forward currency contracts		forward currency contracts

			$155		$172

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain (loss) on futures	$50	Net unrealized appreciation	$50
		contracts		(depreciation) on futures contracts
Forward currency	Currency	Net realized gain (loss) on forward	(253)	Net unrealized appreciation	(158)
		currency contracts		(depreciation) on forward currency
				contracts
Swap	Interest	Net realized gain (loss) on swap	(88)	Net unrealized appreciation	104
		contracts		(depreciation) on swap contracts

			$(291)		$(4)
Capital Income Builder

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$1,481	Unrealized depreciation1	$72
Swap (centrally	Interest	Unrealized appreciation1	243	Unrealized depreciation1	—2
cleared)
Swap (centrally	Credit	Unrealized appreciation1	12	Unrealized depreciation1	—
cleared)

			$1,736		$72

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain (loss) on futures	$(329)	Net unrealized appreciation	$2,387
		contracts		(depreciation) on futures contracts
Swap	Interest	Net realized gain (loss) on swap	51	Net unrealized appreciation	(228)
		contracts		(depreciation) on swap contracts
Swap	Credit	Net realized gain (loss) on swap	9	Net unrealized appreciation	12
		contracts		(depreciation) on swap contracts

			$(269)		$2,171

Refer to the end of the table(s) for footnote(s).

317American Funds Insurance Series

Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$24,259	Unrealized depreciation1	$5,521
Swap (centrally	Credit	Unrealized appreciation1	—	Unrealized depreciation1	860
cleared)

			$24,259		$6,381

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain (loss) on futures	$5,194	Net unrealized appreciation	$21,662
		contracts		(depreciation) on futures contracts
Swap	Interest	Net realized gain (loss) on swap	(439)	Net unrealized appreciation	119
		contracts		(depreciation) on swap contracts
Swap	Credit	Net realized gain (loss) on swap	(16)	Net unrealized appreciation	(1,003)
		contracts		(depreciation) on swap contracts

			$4,739		$20,778
American Funds Global Balanced Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Interest	Unrealized appreciation1	$ 7	Unrealized depreciation1	$ —
(futures style)
Options written	Interest	Unrealized appreciation1	—	Unrealized depreciation1	5
(futures style)
Futures	Interest	Unrealized appreciation1	338	Unrealized depreciation1	57
Forward currency	Currency	Unrealized appreciation on open	280	Unrealized depreciation on open	601
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation1	126	Unrealized depreciation1	5
cleared)
Swap (bilateral)	Interest	Bilateral swaps, at value	60	Bilateral swaps, at value	284
Swap (centrally	Credit	Unrealized appreciation1	8	Unrealized depreciation1	32
cleared)

			$819		$984

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 318

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Interest	Net realized gain (loss) on options	$(44)	Net unrealized appreciation	$7
(futures style)		purchased (futures style)		(depreciation) on options
				purchased (futures style)
Options written	Interest	Net realized gain (loss) on options	27	Net unrealized appreciation	(5)
(futures style)		written		(depreciation) on options written
Futures	Interest	Net realized gain (loss) on futures	(227)	Net unrealized appreciation	519
		contracts		(depreciation) on futures contracts
Forward currency	Currency	Net realized gain (loss) on forward	(4,788)	Net unrealized appreciation	(140)
		currency contracts		(depreciation) on forward currency
				contracts
Swap	Interest	Net realized gain (loss) on swap	24	Net unrealized appreciation	223
		contracts		(depreciation) on swap contracts
Swap	Credit	Net realized gain (loss) on swap	(18)	Net unrealized appreciation	(19)
		contracts		(depreciation) on swap contracts

			$(5,026)		$585

The Bond Fund of America

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$44,636	Unrealized depreciation1	$ 3,297
Forward currency	Currency	Unrealized appreciation on open	637	Unrealized depreciation on open	2,964
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation1	1,464	Unrealized depreciation1	3,389
cleared)
Swap (bilateral)	Interest	Bilateral swaps, at value	2,806	Bilateral swaps, at value	1,761
Swap (centrally	Credit	Unrealized appreciation1	461	Unrealized depreciation1	2,599
cleared)

			$50,004		$14,010

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain (loss) on futures	$(29,364)	Net unrealized appreciation	$71,589
		contracts		(depreciation) on futures contracts
Forward currency	Currency	Net realized gain (loss) on forward	(8,500)	Net unrealized appreciation	(4,153)
		currency contracts		(depreciation) on forward currency
				contracts
Swap	Interest	Net realized gain (loss) on swap	4,209	Net unrealized appreciation	5,700
		contracts		(depreciation) on swap contracts
Swap	Credit	Net realized gain (loss) on swap	977	Net unrealized appreciation	(2,152)
		contracts		(depreciation) on swap contracts

			$(32,678)		$70,984

Refer to the end of the table(s) for footnote(s).

319American Funds Insurance Series

Capital World Bond Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Currency	Investment securities	$35	Investment securities	$—
(equity style)
Options written	Currency	Options written, at value	—	Options written, at value	12
(equity style)
Options purchased	Interest	Unrealized appreciation1	64	Unrealized depreciation1	—
(futures style)
Options written	Interest	Unrealized appreciation1	—	Unrealized depreciation1	39
(futures style)
Futures	Interest	Unrealized appreciation1	3,955	Unrealized depreciation1	616
Forward currency	Currency	Unrealized appreciation on open	3,338	Unrealized depreciation on open	3,277
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation1	1,002	Unrealized depreciation1	494
cleared)
Swap (bilateral)	Interest	Bilateral swaps, at value	522	Bilateral swaps, at value	3,690
Swap (centrally	Credit	Unrealized appreciation1	15	Unrealized depreciation1	424
cleared)

			$8,931		$8,552

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Interest	Net realized gain (loss) on	$(2)	Net unrealized appreciation	$18
(equity style)		investments		(depreciation) on investments
Options purchased	Currency	Net realized gain (loss) on	180	Net unrealized appreciation	31
(equity style)		investments		(depreciation) on investments
Options written	Currency	Net realized gain (loss) on options	52	Net unrealized appreciation	54
(equity style)		written		(depreciation) on options written
Options purchased	Interest	Net realized gain (loss) on options	(399)	Net unrealized appreciation	64
(futures style)		purchased (futures style)		(depreciation) on options
				purchased (futures style)
Options written	Interest	Net realized gain (loss) on options	245	Net unrealized appreciation	(39)
(futures style)		written		(depreciation) on options written
Futures	Interest	Net realized gain (loss) on futures	(425)	Net unrealized appreciation	5,267
		contracts		(depreciation) on futures contracts
Forward currency	Currency	Net realized gain (loss) on forward	1,112	Net unrealized appreciation	118
		currency contracts		(depreciation) on forward currency
				contracts
Swap	Interest	Net realized gain (loss) on swap	(205)	Net unrealized appreciation	3,337
		contracts		(depreciation) on swap contracts
Swap	Credit	Net realized gain (loss) on swap	609	Net unrealized appreciation	(296)
		contracts		(depreciation) on swap contracts

			$1,167		$8,554

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 320

American High-Income Trust

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$197	Unrealized depreciation1	$ 59
Swap (centrally	Credit	Unrealized appreciation1	—	Unrealized depreciation1	482
cleared)

			$197		$541

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain (loss) on futures	$160	Net unrealized appreciation	$ 214
		contracts		(depreciation) on futures contracts
Swap	Credit	Net realized gain (loss) on swap	(1)	Net unrealized appreciation	(525)
		contracts		(depreciation) on swap contracts

			$159		$(311)
American Funds Mortgage Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Interest	Investment securities	$ 5	Investment securities	$ —
(equity style)
Futures	Interest	Unrealized appreciation1	603	Unrealized depreciation1	24
Swap (centrally	Interest	Unrealized appreciation1	101	Unrealized depreciation1	1
cleared)

			$709		$25

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Interest	Net realized gain (loss) on	$ (10)	Net unrealized appreciation	$ (7)
(equity style)		investments		(depreciation) on investments
Futures	Interest	Net realized gain (loss) on futures	243	Net unrealized appreciation	920
		contracts		(depreciation) on futures contracts
Swap	Interest	Net realized gain (loss) on swap	9	Net unrealized appreciation	(41)
		contracts		(depreciation) on swap contracts

			$242		$872

Refer to the end of the table(s) for footnote(s).

321American Funds Insurance Series

U.S. Government Securities Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Interest	Investment securities	$206	Investment securities	$—
(equity style)
Futures	Interest	Unrealized appreciation1	9,883	Unrealized depreciation1	404
Swap (centrally	Interest	Unrealized appreciation1	14,278	Unrealized depreciation1	2,762
cleared)

			$24,367		$3,166

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Interest	Net realized gain (loss) on	$ (336)	Net unrealized appreciation	$(296)
(equity style)		investments		(depreciation) on investments
Futures	Interest	Net realized gain (loss) on futures	6,752	Net unrealized appreciation	16,396
		contracts		(depreciation) on futures contracts
Swap	Interest	Net realized gain (loss) on swap	2,638	Net unrealized appreciation	(2,276)
		contracts		(depreciation) on swap contracts

			$9,054		$13,824
Managed Risk Growth Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$3,271	Investment securities from	$—
(equity style)		unaffiliated issuers3		unaffiliated issuers3
Futures	Currency	Unrealized appreciation1	—	Unrealized depreciation1	6
Futures	Equity	Unrealized appreciation1	66	Unrealized depreciation1	—
			$3,337		$6

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain (loss) on	$(2,283)	Net unrealized appreciation	$15
(equity style)		investments in unaffiliated issuers		(depreciation) on investments in
				unaffiliated issuers
Futures	Currency	Net realized gain (loss) on futures	(350)	Net unrealized appreciation	(10)
		contracts		(depreciation) on futures contracts
Futures	Equity	Net realized gain (loss) on futures	(14,664)	Net unrealized appreciation	(397)
		contracts		(depreciation) on futures contracts
Futures	Interest	Net realized gain (loss) on futures	8	Net unrealized appreciation	4
		contracts		(depreciation) on futures contracts

			$(17,289)		$(388)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 322

Managed Risk International Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$481	Investment securities from	$ —
(equity style)		unaffiliated issuers3		unaffiliated issuers3
Futures	Equity	Unrealized appreciation1	—	Unrealized depreciation1	126
			$481		$126

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain (loss) on	$(561)	Net unrealized appreciation	$(152)
(equity style)		investments in unaffiliated issuers		(depreciation) on investments in
				unaffiliated issuers
Futures	Currency	Net realized gain (loss) on futures	—	Net unrealized appreciation	—
		contracts		(depreciation) on futures contracts
Futures	Equity	Net realized gain (loss) on futures	(6,393)	Net unrealized appreciation	(230)
		contracts		(depreciation) on futures contracts
Futures	Interest	Net realized gain (loss) on futures	6	Net unrealized appreciation	3
		contracts		(depreciation) on futures contracts

			$(6,948)		$(379)
Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$1,203	Investment securities from	$—
(equity style)		unaffiliated issuers3		unaffiliated issuers3
Futures	Equity	Unrealized appreciation1	298	Unrealized depreciation1	—
			$1,501		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain (loss) on	$(1,416)	Net unrealized appreciation	$(135)
(equity style)		investments in unaffiliated issuers		(depreciation) on investments in
				unaffiliated issuers
Futures	Currency	Net realized gain (loss) on futures	(183)	Net unrealized appreciation	—
		contracts		(depreciation) on futures contracts
Futures	Equity	Net realized gain (loss) on futures	(9,762)	Net unrealized appreciation	364
		contracts		(depreciation) on futures contracts
Futures	Interest	Net realized gain (loss) on futures	14	Net unrealized appreciation	8
		contracts		(depreciation) on futures contracts

			$(11,347)		$ 237

Refer to the end of the table(s) for footnote(s).

323American Funds Insurance Series

Managed Risk Growth-Income Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$14,515	Investment securities from	$—
(equity style)		unaffiliated issuers3		unaffiliated issuers3
Futures	Equity	Unrealized appreciation1	3,205	Unrealized depreciation1	—
			$17,720		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain (loss) on	$(14,007)	Net unrealized appreciation	$(1,473)
(equity style)		investments in unaffiliated issuers		(depreciation) on investments in
unaffiliated issuers
Futures	Currency	Net realized gain (loss) on futures	(1,347)	Net unrealized appreciation	—
		contracts		(depreciation) on futures contracts
Futures	Equity	Net realized gain (loss) on futures	(53,591)	Net unrealized appreciation	4,197
		contracts		(depreciation) on futures contracts
Futures	Interest	Net realized gain (loss) on futures	45	Net unrealized appreciation	25
		contracts		(depreciation) on futures contracts

			$(68,900)		$ 2,749
Managed Risk Asset Allocation Fund

		Assets		Liabilities

		Location on statement of assets		Location on statement of assets
Contracts	Risk Type	and liabilities	Value	and liabilities	Value

Options purchased	Equity	Investment securities from	$2,833	Investment securities from	$—
(equity style)		unaffiliated issuers3		unaffiliated issuers3
Futures	Equity	Unrealized appreciation1	638	Unrealized depreciation1	—
			$3,471		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain (loss) on	$ (1,782)	Net unrealized appreciation	$ (299)
(equity style)		investments in unaffiliated issuers		(depreciation) on investments in
unaffiliated issuers
Futures	Currency	Net realized gain (loss) on futures	(513)	Net unrealized appreciation	—
		contracts		(depreciation) on futures contracts
Futures	Equity	Net realized gain (loss) on futures	(50,070)	Net unrealized appreciation	1,047
		contracts		(depreciation) on futures contracts
Futures	Interest	Net realized gain (loss) on futures	709	Net unrealized appreciation	314
		contracts		(depreciation) on futures contracts

			$(51,656)		$1,062

1Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

2Amount less than one thousand.

3Includes options purchased as reported in each fund’s investment portfolio.

American Funds Insurance Series 324

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):

New World Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
BNP Paribas	$18	$(2)	$—	$—	$16
Citibank	62	(26)	—	—	36
HSBC Bank	8	—	—	—	8
Morgan Stanley	2	(2)	—	—	—
Standard Chartered Bank	—†	—†	—	—	—
Total	$90	$(30)	$—	$—	$60
Liabilities:

Bank of America	$61	$—	$—	$—	$61
Bank of New York Mellon	1	—	—	—	1
BNP Paribas	2	(2)	—	—	—
Citibank	26	(26)	—	—	—
Goldman Sachs	18	—	—	—	18
JPMorgan Chase	9	—	—	—	9
Morgan Stanley	23	(2)	—	—	21
Standard Chartered Bank	28	—†	—	—	28
Total	$168	$(30)	$—	$—	$138

Refer to the end of the table(s) for footnote(s).

325American Funds Insurance Series

American Funds Global Balanced Fund

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$15	$(15)	$—	$—	$—
Barclays Bank PLC	44	(28)	—	—	16
BNP Paribas	64	(64)	—	—	—
Citibank	10	(10)	—	—	—
Goldman Sachs	116	(116)	—	—	—
HSBC Bank	46	(46)	—	—	—
JPMorgan Chase	11	(11)	—	—	—
Morgan Stanley	7	(7)	—	—	—
Standard Chartered Bank	19	(19)	—	—	—
UBS AG	8	(8)	—	—	—

Total	$340	$(324)	$—	$—	$16
Liabilities:

Bank of America	$45	$(15)	$(30)	$—	$—
Bank of New York Mellon	5	—	—	—	5
Barclays Bank PLC	28	(28)	—	—	—
BNP Paribas	70	(64)	—	—	6
Citibank	78	(10)	—	—	68
Goldman Sachs	223	(116)	(107)	—	—
HSBC Bank	48	(46)	—	—	2
JPMorgan Chase	20	(11)	(9)	—	—
Morgan Stanley	207	(7)	—	—	200
Standard Chartered Bank	48	(19)	—	—	29
UBS AG	113	(8)	—	—	105

Total	$885	$(324)	$(146)	$—	$415

The Bond Fund of America

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$191	$(190)	$—	$—	$1
Barclays Bank PLC	864	(533)	—	—	331
BNP Paribas	126	(126)	—	—	—
Citibank	412	—	—	—	412
Goldman Sachs	1,701	(494)	—	—	1,207
HSBC Bank	78	(78)	—	—	—
JPMorgan Chase	71	(71)	—	—	—

Total	$3,443	$(1,492)	$—	$—	$1,951
Liabilities:

Bank of America	$190	$(190)	$—	$—	$—
Barclays Bank PLC	533	(533)	—	—	—
BNP Paribas	2,672	(126)	(2,475)	—	71
Goldman Sachs	494	(494)	—	—	—
HSBC Bank	81	(78)	—	—	3
JPMorgan Chase	620	(71)	—	—	549
UBS AG	135	—	—	—	135

Total	$4,725	$(1,492)	$(2,475)	$—	$758

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 326

Capital World Bond Fund

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$995	$(809)	$—	$—	$186
Bank of New York Mellon	119	—	—	—	119
Barclays Bank PLC	446	(446)	—	—	—
BNP Paribas	319	(319)	—	—	—
Citibank	675	(675)	—	—	—
Goldman Sachs	215	(215)	—	—	—
HSBC Bank	845	(358)	—	(310)	177
JPMorgan Chase	5	(5)	—	—	—
Morgan Stanley	80	(80)	—	—	—
Standard Chartered Bank	162	(162)	—	—	—
UBS AG	34	(34)	—	—	—

Total	$3,895	$(3,103)	$—	$(310)	$482
Liabilities:

Bank of America	$809	$(809)	$—	$—	$—
Barclays Bank PLC	558	(446)	(112)	—	—
BNP Paribas	670	(319)	(288)	—	63
Citibank	683	(675)	—	—	8
Goldman Sachs	2,520	(215)	(2,298)	—	7
HSBC Bank	358	(358)	—	—	—
JPMorgan Chase	26	(5)	(15)	—	6
Morgan Stanley	145	(80)	—	—	65
Standard Chartered Bank	449	(162)	(287)	—	—
UBS AG	761	(34)	(340)	—	387

Total	$6,979	$(3,103)	$(3,340)	$—	$536

*Collateral is shown on a settlement basis.

†Amount less than one thousand.

327American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2025, some of the funds recognized

EU reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest

Global Growth Fund	$ 587	$ 51	$285
Global Small Capitalization Fund	45	1	1
International Fund	2,072	111	309
International Growth and Income Fund	196	5	—

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series 328

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2024:
Undistributed ordinary income	$36,695	$—	$592,960	$2,838	$15,572	$91,745
Late year ordinary loss deferral2	—	(5,889)	—	—	—	—
Undistributed long-term capital gains	1,032,377	65,722	3,442,300	—	137,294	720,853
Capital loss carryforward1	—	—	—	(206,867)	—	—
Capital loss carryforward utilized	—	—	—	333,805	—	—
As of June 30, 2025:
Gross unrealized appreciation on
investments	3,672,153	874,249	29,669,987	1,970,140	1,386,903	4,493,198
Gross unrealized depreciation on
investments	(175,826)	(96,526)	(588,478)	(120,463)	(66,083)	(136,080)
Net unrealized appreciation
(depreciation) on investments	3,496,327	777,723	29,081,509	1,849,677	1,320,820	4,357,118
Cost of investments	5,158,642	2,334,987	22,505,964	5,410,310	2,432,087	7,297,400
				International
	U.S. Small	Capital World	Growth-	Growth	Capital	Asset
	and Mid Cap	Growth and	Income	and Income	Income	Allocation
	Equity Fund	Income Fund	Fund	Fund	Builder	Fund

As of December 31, 2024:
Undistributed ordinary income	$5	$4,026	$485,763	$1,421	$14,631	$274,951
Undistributed long-term capital gains	—	71,132	6,590,885	—	—	1,750,583
Capital loss carryforward1	—	—	—	(25,671)	(6,862)	—
Capital loss carryforward utilized	—	69,742	—	—	18,956	—
As of June 30, 2025:
Gross unrealized appreciation on
investments	1,508	812,185	18,907,142	114,299	385,128	8,199,326
Gross unrealized depreciation on
investments	(894)	(47,504)	(167,029)	(11,155)	(26,553)	(567,859)
Net unrealized appreciation
(depreciation) on investments	614	764,681	18,740,113	103,144	358,575	7,631,467
Cost of investments	15,112	1,243,307	23,895,713	293,020	1,206,185	20,569,509
	American
	Funds		Capital		American
	Global	The Bond	World	American	Funds	Ultra-Short
	Balanced	Fund of	Bond	High-Income	Mortgage	Bond
	Fund	America	Fund	Trust	Fund	Fund

As of December 31, 2024:
Undistributed ordinary income	$919	$96,579	$3,576	$10,769	$895	$2,554
Undistributed long-term capital gains	15,632	—	—	—	—	—
Capital loss carryforward1	—	(1,584,772)	(199,982)	(329,227)	(14,210)	(1)
Capital loss carryforward utilized	3,502	—	—	2,670	—	—
As of June 30, 2025:
Gross unrealized appreciation on
investments	86,169	200,273	58,927	54,453	2,127	1
Gross unrealized depreciation on
investments	(9,941)	(244,004)	(64,856)	(38,953)	(1,403)	(31)
Net unrealized appreciation
(depreciation) on investments	76,228	(43,731)	(5,929)	15,500	724	(30)
Cost of investments	343,260	11,273,203	1,483,160	972,704	132,267	328,764

Refer to the end of the table(s) for footnote(s).

329American Funds Insurance Series
				Managed
				Risk	Managed	Managed
	U.S.	Managed	Managed	Washington	Risk	Risk
	Government	Risk	Risk	Mutual	Growth-	Asset
	Securities	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2024:
Undistributed ordinary income	$ 14,192	$ 3,030	$ 1,479	$ 4,678	$ 29,096	$ 34,222
Undistributed long-term capital gains	—	21,721	—	—	80,444	121,846
Capital loss carryforward1	(285,585)	—	(17,954)	(22,352)	—	—
Capital loss carryforward utilized	—	12,281	—	—	—	—
As of June 30, 2025:
Gross unrealized appreciation on
investments	45,694	117,719	20,510	60,113	231,817	177,065
Gross unrealized depreciation on
investments	(50,484)	(64,383)	(22,277)	(25,719)	(76,928)	(47,264)
Net unrealized appreciation
(depreciation) on investments	(4,790)	53,336	(1,767)	34,394	154,889	129,801
Cost of investments	1,914,351	467,686	115,094	283,921	1,973,291	1,826,040

1Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

2This deferral is considered incurred in the subsequent year.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2025			Year ended December 31, 2024

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$17,222	$ 455,982	$473,204	$65,173	$ 99,126	$164,299
Class 1A	96	2,766	2,862	319	536	855
Class 2	15,237	443,236	458,473	57,169	103,301	160,470
Class 4	4,149	130,403	134,552	12,745	23,878	36,623

Total	$36,704	$1,032,387	$1,069,091	$135,406	$226,841	$362,247

Global Small Capitalization Fund

	Six months ended June 30, 2025			Year ended December 31, 2024

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$—	$19,199	$19,199	$24,044	$21,820	$45,864
Class 1A	—	126	126	120	119	239
Class 2	—	39,094	39,094	42,943	43,051	85,994
Class 4	—	7,316	7,316	6,428	7,070	13,498

Total	$—	$65,735	$65,735	$73,535	$72,060	$145,595

American Funds Insurance Series 330

Growth Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$271,740	$1,543,000	$1,814,740
Class 1A	4,439	26,100	30,539
Class 2	243,730	1,433,339	1,677,069
Class 3	3,240	18,878	22,118
Class 4	69,855	421,011	490,866

Total	$593,004	$3,442,328	$4,035,332

International Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$2,080	$—	$2,080
Class 1A	4	—	4
Class 2	776	—	776
Class 3	5	—	5
Class 4	—	—	—

Total	$2,865	$—	$2,865

New World Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 8,656	$ 71,532	$80,188
Class 1A	49	453	502
Class 2	3,487	31,619	35,106
Class 4	3,394	33,694	37,088

Total	$15,586	$137,298	$152,884

Washington Mutual Investors Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$52,115	$397,175	$449,290
Class 1A	264	2,103	2,367
Class 2	24,149	193,815	217,964
Class 4	15,307	127,802	143,109

Total	$91,835	$720,895	$812,730

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$121,696	$433,019	$ 554,715
1,328	7,268	8,596
72,492	433,759	506,251
1,123	5,725	6,848
9,370	97,988	107,358

$206,009	$977,759	$1,183,768

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$46,267	$—	$46,267
157	—	157
40,220	—	40,220
191	—	191
4,485	—	4,485

$91,320	$—	$91,320

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$29,713	$ 8,227	$37,940
167	49	216
11,293	3,828	15,121
9,604	3,785	13,389

$50,777	$15,889	$66,666

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$111,395	$50,394	$161,789
426	202	628
46,990	24,567	71,557
23,694	12,608	36,302

$182,505	$87,771	$270,276

331American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund

				For the period November 15, 20243 to
	Six months ended June 30, 2025				December 31, 2024

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$—4	$ —4	$—4	$ —4	$—	$ —4
Class 1A	—4	—4	—4	—4	—	—4
Class 2	—4	—4	—4	—4	—	—4
Class 4	5	—4	5	13	—	13
Total	$5	$—4	$5	$13	$—	$13

Capital World Growth and Income Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$1,434	$21,740	$23,174
Class 1A	21	363	384
Class 2	2,061	37,773	39,834
Class 4	519	11,256	11,775

Total	$4,035	$71,132	$75,167

Growth-Income Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$290,697	$3,878,399	$4,169,096
Class 1A	526	7,252	7,778
Class 2	159,838	2,211,126	2,370,964
Class 3	1,732	23,742	25,474
Class 4	33,021	470,380	503,401

Total	$485,814	$6,590,899	$7,076,713

International Growth and Income Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 112	$—	$112
Class 1A	28	—	28
Class 2	614	—	614
Class 4	669	—	669

Total	$1,423	$—	$1,423

Refer to the end of the table(s) for footnote(s).

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$11,350	$—	$11,350
144	—	144
17,039	—	17,039
3,943	—	3,943

$32,476	$—	$32,476

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$338,365	$1,023,186	$1,361,551
495	1,702	2,197
163,135	597,677	760,812
1,879	6,513	8,392
26,050	105,495	131,545

$529,924	$1,734,573	$2,264,497

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 461	$—	$ 461
156	—	156
3,897	—	3,897
3,584	—	3,584

$8,098	$—	$8,098

American Funds Insurance Series 332

Capital Income Builder

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 9,077	$—	$9,077
Class 1A	143	—	143
Class 2	212	—	212
Class 4	6,699	—	6,699

Total	$16,131	$—	$16,131

Asset Allocation Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$164,502	$1,019,238	$1,183,740
Class 1A	434	2,795	3,229
Class 2	43,502	280,960	324,462
Class 3	326	2,081	2,407
Class 4	66,287	445,526	511,813

Total	$275,051	$1,750,600	$2,025,651

American Funds Global Balanced Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$254	$ 3,585	$3,839
Class 1A	9	152	161
Class 2	335	5,617	5,952
Class 4	324	6,279	6,603

Total	$922	$15,633	$16,555

The Bond Fund of America

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$60,306	$—	$60,306
Class 1A	2,233	—	2,233
Class 2	23,485	—	23,485
Class 4	10,634	—	10,634

Total	$96,658	$—	$96,658

Capital World Bond Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$1,662	$—	$1,662
Class 1A	53	—	53
Class 2	1,727	—	1,727
Class 4	146	—	146

Total	$3,588	$—	$3,588

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$25,390	$—	$25,390
397	—	397
575	—	575
19,314	—	19,314

$45,676	$—	$45,676

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$374,078	$ 678,739	$1,052,817
848	1,422	2,270
92,429	187,595	280,024
693	1,326	2,019
127,247	278,890	406,137

$595,295	$1,147,972	$1,743,267

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$1,963	$—	$1,963
64	—	64
2,714	—	2,714
2,307	—	2,307

$7,048	$—	$7,048

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$305,561	$—	$305,561
8,909	—	8,909
115,243	—	115,243
45,913	—	45,913

$475,626	$—	$475,626

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$15,387	$—	$15,387
983	—	983
16,410	—	16,410
1,135	—	1,135

$33,915	$—	$33,915

333American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$2,793	$—	$2,793
Class 1A	37	—	37
Class 2	5,937	—	5,937
Class 3	87	—	87
Class 4	1,919	—	1,919

Total	$10,773	$—	$10,773

American Funds Mortgage Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$143	$—	$143
Class 1A	23	—	23
Class 2	316	—	316
Class 4	414	—	414

Total	$896	$—	$896

Ultra-Short Bond Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$267	$—	$267
Class 1A	1	—	1
Class 2	1,787	—	1,787
Class 3	29	—	29
Class 4	473	—	473

Total	$2,557	$—	$2,557

U.S. Government Securities Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$2,151	$—	$2,151
Class 1A	2,157	—	2,157
Class 2	8,060	—	8,060
Class 3	41	—	41
Class 4	1,788	—	1,788

Total	$14,197	$—	$14,197

Managed Risk Growth Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$ 111	$558	$669
Class P2	2,919	21,164	24,083

Total	$3,030	$21,722	$24,752

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$15,191	$—	$15,191
199	—	199
35,147	—	35,147
529	—	529
8,336	—	8,336

$59,402	$—	$59,402

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$804	$—	$804
121	—	121
1,928	—	1,928
2,148	—	2,148

$5,001	$—	$5,001

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 1,996	$—	$ 1,996
6	—	6
12,857	—	12,857
205	—	205
2,569	—	2,569

$17,633	$—	$17,633

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$11,248	$—	$11,248
11,344	—	11,344
42,551	—	42,551
204	—	204
7,920	—	7,920

$73,267	$—	$73,267

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$93	$—	$93
2,326	—	2,326

$2,419	$—	$2,419

American Funds Insurance Series 334

Managed Risk International Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$30	$—	$30
Class P2	1,450	—	1,450

Total	$1,480	$—	$1,480

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$40	$—	$40
Class P2	4,640	—	4,640

Total	$4,680	$—	$4,680

Managed Risk Growth-Income Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$25,511	$70,237	$95,748
Class P2	3,596	10,214	13,810

Total	$29,107	$80,451	$109,558

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2025

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$208	$722	$930
Class P2	34,023	121,132	155,155

Total	$34,231	$121,854	$156,085

3Commencement of operations.

4Amount less than one thousand.

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$29	$—	$29
1,532	—	1,532

$1,561	$—	$1,561

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$53	$—	$53
5,422	—	5,422

$5,475	$—	$5,475

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$33,022	$25,142	$58,164
4,085	3,659	7,744

$37,107	$28,801	$65,908

Year ended December 31, 2024

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$226	$ 138	$364
39,976	28,786	68,762

$40,202	$28,924	$69,126

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2025, total investment advisory services fees waived by CRMC were $26,151,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

335American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

					For the	For the
			Net asset level		six months	six months
					ended	ended
	Rates		(in billions)
					June 30,	June 30,

	Beginning	Ending	In excess		2025,	2025,
Fund	with	with	Up to	of	before waiver	after waiver

Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.368%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.604
Growth Fund	.500	.275	.6	44.0	.304	.304
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.231
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.250	.250
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.227
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.433
The Bond Fund of America	.352	.320	15.0	15.0	.352	.202
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.284
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.218
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.222
Managed Risk Growth Fund*	.100		all		.150	.100
Managed Risk International Fund*	.100		all		.150	.100
Managed Risk Washington Mutual Investors Fund*	.100		all		.150	.100
Managed Risk Growth-Income Fund*	.100		all		.150	.100
Managed Risk Asset Allocation Fund*	.100		all		.150	.100

*For a portion of the period CRMC waived a portion of the investment advisory and services fee, such that the fee was reduced from 0.150% to 0.100%. Effective May 1, 2025, the series’ board of trustees approved a revised investment advisory and services agreement for the Managed Risk Funds, removing the 0.050% fee waiver and concurrently reducing the fee for each share class from 0.150% to 0.100%.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series 336

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communica- tions and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administra- tive services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administra- tive services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund				Global Small Capitalization Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 534	Class 1	Not applicable	Not applicable	$133
Class 1A	$—	$ 26	3	Class 1A	$—	$ 7	1
Class 2	4,295	Not applicable	515	Class 2	2,083	Not applicable	250
Class 4	1,206	1,207	145	Class 4	385	385	46

Total class-specific				Total class-specific
expenses	$5,501	$1,233	$1,197	expenses	$2,468	$392	$430

Growth Fund				International Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$3,171	Class 1	Not applicable	Not applicable	$ 463
Class 1A	$—	$ 489	59	Class 1A	$—	$ 16	2
Class 2	24,517	Not applicable	2,942	Class 2	4,053	Not applicable	486
Class 3	239	Not applicable	40	Class 3	13	Not applicable	2
Class 4	6,668	6,668	800	Class 4	575	576	69
Total class-specific				Total class-specific

expenses	$31,424	$7,157	$7,012	expenses	$4,641	$592	$1,022

337American Funds Insurance Series

New World Fund				Washington Mutual Investors Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$271	Class 1	Not applicable	Not applicable	$ 924
Class 1A	$—	$ 15	2	Class 1A	$—	$ 38	5
Class 2	992	Not applicable	119	Class 2	3,686	Not applicable	442
Class 4	1,031	1,031	124	Class 4	2,299	2,299	276
Total class-specific				Total class-specific

expenses	$2,023	$1,046	$516	expenses	$5,985	$2,337	$1,647

U.S. Small and Mid Cap Equity Fund				Capital World Growth and Income Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$—*	Class 1	Not applicable	Not applicable	$ 88
Class 1A	$—	$—*	—*	Class 1A	$—	$ 12	2
Class 2	—	Not applicable	—*	Class 2	1,251	Not applicable	150
Class 4	—*	—*	2	Class 4	349	349	42
Total class-specific				Total class-specific

expenses	$—*	$—*	$2	expenses	$1,600	$361	$282

Growth-Income Fund				International Growth and Income Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$3,562	Class 1	Not applicable	Not applicable	$ 4
Class 1A	$—	$ 54	7	Class 1A	$ —	$ 9	1
Class 2	16,700	Not applicable	2,004	Class 2	194	Not applicable	23
Class 3	133	Not applicable	22	Class 4	209	209	25
Class 4	3,381	3,381	406	Total class-specific

Total class-specific				expenses	$403	$218	$53
expenses	$20,214	$3,435	$6,001

Capital Income Builder				Asset Allocation Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$110	Class 1	Not applicable	Not applicable	$2,341
Class 1A	$—	$ 16	2	Class 1A	$—	$ 52	6
Class 2	23	Not applicable	3	Class 2	5,281	Not applicable	634
Class 4	831	831	99	Class 3	28	Not applicable	5
Total class-specific				Class 4	8,215	8,214	986

expenses	$854	$847	$214	Total class-specific
				expenses	$13,524	$8,266	$3,972

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 338

American Funds Global Balanced Fund				The Bond Fund of America
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$14	Class 1	Not applicable	Not applicable	$1,017
Class 1A	$—	$ 5	1	Class 1A	$—	$ 290	35
Class 2	183	Not applicable	22	Class 2	3,381	Not applicable	406
Class 4	191	191	23	Class 4	1,525	1,525	183
Total class-specific				Total class-specific

expenses	$374	$196	$60	expenses	$4,906	$1,815	$1,641

Capital World Bond Fund				American High-Income Trust
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 89	Class 1	Not applicable	Not applicable	$ 35
Class 1A	$—	$ 46	6	Class 1A	$—	$ 4	1
Class 2	937	Not applicable	112	Class 2	660	Not applicable	79
Class 4	81	80	10	Class 3	7	Not applicable	1
Total class-specific				Class 4	221	221	27

expenses	$1,018	$126	$217	Total class-specific
				expenses	$888	$225	$143

American Funds Mortgage Fund				Ultra-Short Bond Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 3	Class 1	Not applicable	Not applicable	$ 5
Class 1A	$—	$ 3	—*	Class 1A	$—	$ —*	—*
Class 2	51	Not applicable	6	Class 2	291	Not applicable	35
Class 4	66	66	8	Class 3	3	Not applicable	1
Total class-specific				Class 4	88	88	10

expenses	$117	$69	$17	Total class-specific
				expenses	$382	$88	$51

U.S. Government Securities Fund				Managed Risk Growth Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative
Share class	services	services	services	Share class	services	services

Class 1	Not applicable	Not applicable	$ 39	Class P1	Not applicable	$ 16
Class 1A	$—	$358	43	Class P2	$608	609
Class 2	1,287	Not applicable	154	Total class-specific

Class 3	4	Not applicable	1
				expenses	$608	$625
Class 4	280	280	34

Total class-specific

expenses	$1,571	$638	$271

Refer to the end of the table(s) for footnote(s).

339American Funds Insurance Series

Managed Risk International Fund			Managed Risk Washington Mutual Investors Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services

Class P1	Not applicable	$2	Class P1	Not applicable	$3
Class P2	$138	139	Class P2	$388	388
Total class-specific			Total class-specific

expenses	$138	$141	expenses	$388	$391

Managed Risk Growth-Income Fund			Managed Risk Asset Allocation Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services

Class P1	Not applicable	$2,275	Class P1	Not applicable	$15
Class P2	$327	327	Class P2	$2,402	2,401
Total class-specific			Total class-specific

expenses	$327	$2,602	expenses	$2,402	$2,416

*Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2025, total fees and expenses reimbursed by CRMC were $21,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

			Total trustees’
Fund	Current fees	Increase (decrease)	compensation

Global Growth Fund	$10	$ 4	$14
Global Small Capitalization Fund	4	1	5
Growth Fund	60	21	81
International Fund	9	3	12
New World Fund	4	2	6
Washington Mutual Investors Fund	14	5	19
U.S. Small and Mid Cap Equity Fund	—*	—*	—*
Capital World Growth and Income Fund	3	1	4
Growth-Income Fund	52	17	69
International Growth and Income Fund	—*	—*	—*
Capital Income Builder	2	1	3
Asset Allocation Fund	34	11	45
American Funds Global Balanced Fund	1	—*	1
The Bond Fund of America	14	4	18
Capital World Bond Fund	2	1	3
American High-Income Trust	1	—*	1
American Funds Mortgage Fund	—*	—*	—*
Ultra-Short Bond Fund	—*	—*	—*
U.S. Government Securities Fund	2	1	3
Managed Risk Growth Fund	1	—*	1
Managed Risk International Fund	—*	—*	—*
Managed Risk Washington Mutual Investors Fund	1	—*	1
Managed Risk Growth-Income Fund	2	1	3
Managed Risk Asset Allocation Fund	2	1	3

*Amount less than one thousand.

American Funds Insurance Series 340

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2025 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	gain (loss)

Global Growth Fund	$ 88,976	$ 14,964	$ 2,923
Global Small Capitalization Fund	17,787	7,499	1,872
Growth Fund	262,208	192,926	65,081
International Fund	95,968	38,929	6,168
New World Fund	9,610	29,959	5,791
Washington Mutual Investors Fund	73,880	101,813	14,322
Capital World Growth and Income Fund	21,390	27,562	6,719
Growth-Income Fund	332,042	383,247	101,737
International Growth and Income Fund	1,199	2,747	138
Capital Income Builder	14,710	14,805	4,080
Asset Allocation Fund	199,278	71,009	43,548
American Funds Global Balanced Fund	2,269	3,535	909

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2025.

341American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales1			Reinvestments of		Repurchases1		Net increase
				distributions				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$132,465	3,800	$473,203	13,844	$(297,705)	(8,075)	$ 307,963	9,569
Class 1A	1,877	52	2,862	84	(1,125)	(31)	3,614	105
Class 2	18,094	501	458,474	13,654	(244,822)	(6,757)	231,746	7,398
Class 4	88,558	2,477	134,552	4,068	(49,285)	(1,386)	173,825	5,159

Total net increase (decrease)	$240,994	6,830	$1,069,091	31,650	$(592,937)	(16,249)	$ 717,148	22,231
Year ended December 31, 2024

Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967

Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)
Global Small Capitalization Fund

	Sales1			Reinvestments of	Repurchases1			Net increase
				distributions				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$ 41,857	2,403	$19,028	1,042	$(166,307)	(9,259)	$(105,422)	(5,814)
Class 1A	339	19	126	7	(191)	(11)	274	15
Class 2	21,045	1,286	39,095	2,285	(102,502)	(6,007)	(42,362)	(2,436)
Class 4	72,171	4,238	7,315	429	(18,863)	(1,119)	60,623	3,548

Total net increase (decrease)	$135,412	7,946	$65,564	3,763	$(287,863)	(16,396)	$(86,887)	(4,687)
Year ended December 31, 2024

Class 1	$ 82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049

Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 342

Growth Fund

	Sales1			Reinvestments of		Repurchases1		Net increase
				distributions				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$1,154,878	9,350	$1,813,129	14,793	$(1,579,414)	(12,694)	$ 1,388,593	11,449
Class 1A	73,719	595	30,539	252	(97,203)	(749)	7,055	98
Class 2	248,965	2,034	1,677,068	13,892	(1,393,936)	(11,137)	532,097	4,789
Class 3	553	5	22,118	178	(16,524)	(130)	6,147	53
Class 4	589,030	4,934	490,866	4,194	(173,917)	(1,448)	905,979	7,680

Total net increase (decrease)	$2,067,145	16,918	$4,033,720	33,309	$(3,260,994)	(26,158)	$ 2,839,871	24,069
Year ended December 31, 2024

Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$ (744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645

Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)
International Fund

	Sales1			Reinvestments of		Repurchases1		Net increase
			distributions				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$ 63,294	3,490	$2,080	108	$(231,772)	(12,501)	$(166,398)	(8,903)
Class 1A	530	29	4	—2	(639)	(35)	(105)	(6)
Class 2	94,000	5,226	776	41	(307,337)	(16,707)	(212,561)	(11,440)
Class 3	100	5	5	—2	(956)	(50)	(851)	(45)
Class 4	34,797	1,938	—	—	(23,149)	(1,275)	11,648	663

Total net increase (decrease)	$192,721	10,688	$2,865	149	$(563,853)	(30,568)	$(368,267)	(19,731)
Year ended December 31, 2024

Class 1	$103,818	5,617	$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132	158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201	40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	—2	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511	4,485	242	(49,713)	(2,726)	18,791	1,027

Total net increase (decrease)	$464,539	25,461	$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)

Refer to the end of the table(s) for footnote(s).

343American Funds Insurance Series

New World Fund

	Sales1		Reinvestments of		Repurchases1		Net increase
			distributions				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$71,378	2,538	$80,187	2,838	$(176,169)	(6,345)	$(24,604)	(969)
Class 1A	408	15	502	18	(1,825)	(67)	(915)	(34)
Class 2	30,481	1,122	35,106	1,260	(87,236)	(3,178)	(21,649)	(796)
Class 4	41,929	1,547	37,088	1,345	(71,596)	(2,638)	7,421	254

Total net increase (decrease)	$144,196	5,222	$152,883	5,461	$(336,826)	(12,228)	$(39,747)	(1,545)
Year ended December 31, 2024

Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)

Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)

Washington Mutual Investors Fund

	Sales1		Reinvestments of			Repurchases1	Net increase
			distributions				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$101,514	6,077	$447,861	27,045	$(433,964)	(25,486)	$ 115,411	7,636
Class 1A	3,863	226	2,368	144	(1,054)	(61)	5,177	309
Class 2	41,877	2,492	217,964	13,455	(205,682)	(12,318)	54,159	3,629
Class 4	179,899	10,924	143,109	8,955	(58,553)	(3,594)	264,455	16,285

Total net increase (decrease)	$327,153	19,719	$811,302	49,599	$(699,253)	(41,459)	$ 439,202	27,859
Year ended December 31, 2024

Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474

Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)

U.S. Small and Mid Cap Equity Fund

		Sales1	Reinvestments of			Repurchases1			Net increase
			distributions						(decrease)
Share class	Amount	Shares	Amount		Shares	Amount	Shares	Amount		Shares

Six months ended June 30, 2025				—2	—2				—2	—2
Class 1	$—	—	$			$—	—	$
Class 1A	—	—		—2	—2	—	—		—2	—2
Class 2	—	—		—2	—2	—	—		—2	—2
Class 4	68	6		5	1	—	—		73	7

Total net increase (decrease)	$68	6		$5	1	$—	—		$73	7

For the period November 15, 20243 to December 31, 2024				—2	—2
Class 1	$10	1	$			$—	—		$10	1
Class 1A	10	1		—2	—2	—	—		10	1
Class 2	10	1		—2	—2	—	—		10	1
Class 4	14,970	1,497		13	1	—	—		14,983	1,498

Total net increase (decrease)	$15,000	1,500	$13		1	$—	—	$15,013		1,501

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 344
Capital World Growth and Income Fund

	Sales1			Reinvestments of	Repurchases1			Net increase
				distributions				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$40,119	2,660	$22,861	1,414	$ (98,762)	(6,251)	$(35,782)	(2,177)
Class 1A	1,184	74	383	23	(280)	(17)	1,287	80
Class 2	9,776	617	39,834	2,473	(88,441)	(5,547)	(38,831)	(2,457)
Class 4	26,679	1,720	11,775	752	(14,288)	(925)	24,166	1,547

Total net increase (decrease)	$77,758	5,071	$74,853	4,662	$(201,771)	(12,740)	$(49,160)	(3,007)
Year ended December 31, 2024

Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316

Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)
Growth-Income Fund

	Sales1			Reinvestments of	Repurchases1			Net increase
			distributions					(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$511,559	7,825	$4,165,917	69,688	$(1,641,284)	(24,371)	$ 3,036,192	53,142
Class 1A	2,245	35	7,777	131	(1,976)	(29)	8,046	137
Class 2	63,453	961	2,370,964	40,536	(883,298)	(13,297)	1,551,119	28,200
Class 3	270	4	25,474	426	(12,167)	(178)	13,577	252
Class 4	194,913	2,988	503,401	8,808	(123,143)	(1,891)	575,171	9,905

Total net increase (decrease)	$772,440	11,813	$7,073,533	119,589	$(2,661,868)	(39,766)	$ 5,184,105	91,636

Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220

Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)

Refer to the end of the table(s) for footnote(s).

345American Funds Insurance Series

International Growth and Income Fund

	Sales1			Reinvestments of	Repurchases1			Net increase
			distributions					(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$15,811	1,385	$112	9	$(5,330)	(497)	$ 10,593	897
Class 1A	556	53	28	3	(350)	(33)	234	23
Class 2	2,119	196	614	53	(17,536)	(1,614)	(14,803)	(1,365)
Class 4	21,208	1,980	669	59	(11,288)	(1,056)	10,589	983

Total net increase (decrease)	$39,694	3,614	$1,423	124	$(34,504)	(3,200)	$6,613	538
Year ended December 31, 2024

Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664

Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)
Capital Income Builder

	Sales1			Reinvestments of		Repurchases1		Net increase
				distributions			(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$53,250	4,104	$9,077	689	$(55,753)	(4,314)	$6,574	479
Class 1A	723	57	143	11	(879)	(68)	(13)	—2
Class 2	874	66	212	16	(1,115)	(85)	(29)	(3)
Class 4	72,342	5,524	6,699	509	(39,075)	(3,019)	39,966	3,014

Total net increase (decrease)	$127,189	9,751	$16,131	1,225	$(96,822)	(7,486)	$46,498	3,490

Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062

Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 346

Asset Allocation Fund

	Sales1		Reinvestments of		Repurchases1		Net increase
			distributions				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$214,618	8,406	$1,183,741	46,955	$(1,239,167)	(47,739)	$ 159,192	7,622
Class 1A	3,528	137	3,229	129	(3,619)	(139)	3,138	127
Class 2	41,143	1,602	324,461	13,093	(312,360)	(12,180)	53,244	2,515
Class 3	313	12	2,407	96	(1,415)	(54)	1,305	54
Class 4	189,713	7,467	511,813	20,873	(394,555)	(15,526)	306,971	12,814

Total net increase (decrease)	$449,315	17,624	$2,025,651	81,146	$(1,951,116)	(75,638)	$ 523,850	23,132
Year ended December 31, 2024

Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767

Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)

American Funds Global Balanced Fund

	Sales1			Reinvestments of	Repurchases1			Net increase
				distributions				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$4,237	324	$3,840	290	$(11,565)	(878)	$(3,488)	(264)
Class 1A	256	19	161	12	(215)	(16)	202	15
Class 2	1,215	91	5,951	452	(14,274)	(1,080)	(7,108)	(537)
Class 4	20,102	1,545	6,604	511	(10,367)	(799)	16,339	1,257

Total net increase (decrease)	$25,810	1,979	$16,556	1,265	$(36,421)	(2,773)	$5,945	471

Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817

Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)

Refer to the end of the table(s) for footnote(s).

347American Funds Insurance Series

The Bond Fund of America

	Sales1			Reinvestments of		Repurchases1	Net increase
				distributions			(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$413,053	43,891	$59,979	6,381	$(982,200)	(103,891)	$(509,168)	(53,619)
Class 1A	44,943	4,815	2,233	240	(16,662)	(1,774)	30,514	3,281
Class 2	38,712	4,164	23,485	2,542	(206,373)	(22,197)	(144,176)	(15,491)
Class 4	111,809	12,133	10,633	1,158	(66,741)	(7,230)	55,701	6,061

Total net increase (decrease)	$608,517	65,003	$96,330	10,321	$(1,271,976)	(135,092)	$(567,129)	(59,768)
Year ended December 31, 2024

Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$ 277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096

Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$ 474,834	51,865
Capital World Bond Fund

	Sales1			Reinvestments of	Repurchases1		Net increase
			distributions				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$53,252	5,284	$1,662	163	$(71,979)	(7,167)	$(17,065)	(1,720)
Class 1A	2,275	236	53	5	(18,255)	(1,837)	(15,927)	(1,596)
Class 2	34,568	3,519	1,728	172	(102,579)	(10,384)	(66,283)	(6,693)
Class 4	11,296	1,158	146	15	(5,087)	(523)	6,355	650

Total net increase (decrease)	$101,391	10,197	$3,589	355	$(197,900)	(19,911)	$(92,920)	(9,359)
Year ended December 31, 2024

Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692

Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 348

American High-Income Trust

	Sales1			Reinvestments of		Repurchases1		Net increase
			distributions					(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$24,975	2,760	$2,778	300	$(15,383)	(1,664)	$ 12,370	1,396
Class 1A	537	58	37	4	(528)	(57)	46	5
Class 2	24,001	2,639	5,936	658	(45,605)	(5,041)	(15,668)	(1,744)
Class 3	172	18	87	9	(497)	(53)	(238)	(26)
Class 4	70,614	6,928	1,920	189	(33,731)	(3,336)	38,803	3,781

Total net increase (decrease)	$120,299	12,403	$10,758	1,160	$(95,744)	(10,151)	$ 35,313	3,412

Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561

Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$ 34,726	3,227

American Funds Mortgage Fund
	Sales1			Reinvestments of	Repurchases1			Net increase
				distributions				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$172	19	$143	16	$(98)	(11)	$217	24
Class 1A	432	47	23	2	(205)	(22)	250	27
Class 2	1,345	146	316	34	(3,788)	(412)	(2,127)	(232)
Class 4	7,786	856	414	46	(3,836)	(422)	4,364	480

Total net increase (decrease)	$9,735	1,068	$896	98	$(7,927)	(867)	$ 2,704	299

Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681

Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$ 7,230	810

Refer to the end of the table(s) for footnote(s).

349American Funds Insurance Series

Ultra-Short Bond Fund

	Sales1			Reinvestments of		Repurchases1		Net increase
			distributions					(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$6,176	542	$266	23	$(11,314)	(993)	$(4,872)	(428)
Class 1A	—	—	1	—2	—	—	1	—2
Class 2	32,949	2,991	1,788	162	(54,467)	(4,948)	(19,730)	(1,795)
Class 3	112	10	29	3	(392)	(35)	(251)	(22)
Class 4	43,286	3,915	473	43	(37,336)	(3,358)	6,423	600

Total net increase (decrease)	$82,523	7,458	$2,557	231	$(103,509)	(9,334)	$(18,429)	(1,645)
Year ended December 31, 2024

Class 1	$16,477	1,429	$1,996	176	$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1	—	—	6	1
Class 2	57,235	5,128	12,858	1,175	(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19	(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233	(26,048)	(2,325)	(4,176)	(378)

Total net increase (decrease)	$93,385	8,303	$17,633	1,604	$(144,480)	(12,863)	$(33,462)	(2,956)
U.S. Government Securities Fund

	Sales1			Reinvestments of	Repurchases1			Net increase
				distributions				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class 1	$44,977	4,581	$2,087	213	$(56,128)	(5,713)	$(9,064)	(919)
Class 1A	15,985	1,654	2,157	222	(37,901)	(3,880)	(19,759)	(2,004)
Class 2	45,477	4,677	8,060	834	(115,722)	(11,932)	(62,185)	(6,421)
Class 3	241	24	41	4	(241)	(24)	41	4
Class 4	64,712	6,659	1,788	185	(48,932)	(5,051)	17,568	1,793

Total net increase (decrease)	$171,392	17,595	$14,133	1,458	$(258,924)	(26,600)	$ (73,399)	(7,547)

Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567

Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316

Managed Risk Growth Fund
				Reinvestments of				Net increase
	Sales			distributions		Repurchases		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class P1	$492	38	$669	52	$(1,087)	(82)	$74	8
Class P2	7,709	598	24,083	1,898	(41,369)	(3,152)	(9,577)	(656)

Total net increase (decrease)	$8,201	636	$24,752	1,950	$(42,456)	(3,234)	$(9,503)	(648)
Year ended December 31, 2024

Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)

Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 350

Managed Risk International Fund

			Reinvestments of					Net increase
	Sales		distributions			Repurchases		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class P1	$113	14	$30	3	$(79)	(9)	$64	8
Class P2	2,379	291	1,450	178	(6,722)	(818)	(2,893)	(349)

Total net increase (decrease)	$2,492	305	$1,480	181	$(6,801)	(827)	$(2,829)	(341)
Year ended December 31, 2024

Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)

Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)

Managed Risk Washington Mutual Investors Fund
			Reinvestments of					Net increase
	Sales		distributions			Repurchases		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class P1	$73	6	$40	3	$(184)	(15)	$(71)	(6)
Class P2	2,835	241	4,640	398	(20,378)	(1,735)	(12,903)	(1,096)

Total net increase (decrease)	$2,908	247	$4,680	401	$(20,562)	(1,750)	$(12,974)	(1,102)

Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)

Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)

Managed Risk Growth-Income Fund

				Reinvestments of			Net increase
	Sales			distributions	Repurchases		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class P1	$22,938	1,634	$95,748	7,025	$(138,781)	(9,811)	$(20,095)	(1,152)
Class P2	2,032	146	13,810	1,021	(18,320)	(1,305)	(2,478)	(138)

Total net increase (decrease)	$24,970	1,780	$109,558	8,046	$(157,101)	(11,116)	$(22,573)	(1,290)
Year ended December 31, 2024

Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)

Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)

Refer to the end of the table(s) for footnote(s).

351American Funds Insurance Series

Managed Risk Asset Allocation Fund

				Reinvestments of				Net increase
	Sales			distributions		Repurchases		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class P1	$12	1	$930	75	$(185)	(14)	$757	62
Class P2	9,933	798	155,155	13,016	(171,239)	(13,497)	(6,151)	317

Total net increase (decrease)	$9,945	799	$156,085	13,091	$(171,424)	(13,511)	$(5,394)	379
Year ended December 31, 2024

Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)

Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)

1Includes exchanges between share classes of the fund.

2Amount less than one thousand.

3Commencement of operations.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2025 (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$1,179,396	$757,557	$6,385,618	$2,780,244	$785,414	$1,990,904
Sales of investment securities*	1,347,163	939,607	7,875,256	2,957,157	998,449	2,405,834
Non-U.S. taxes paid on dividend income	3,677	1,787	3,183	8,711	3,916	784
Non-U.S. taxes (refunded) paid on interest
income	13	(4)	—	—	36	—
Non-U.S. taxes refunded (paid) on realized
gains	(829)	2,490	—	10,524	2,970	—
Non-U.S. taxes provided on unrealized
appreciation	5,299	17,693	—	28,246	21,733	—
Interest income from affiliated issuers	5,913	—	—	—	—	—
		Capital
	U.S. Small	World		International
	and Mid	Growth	Growth-	Growth	Capital	Asset
	Cap Equity	and Income	Income	and Income	Income	Allocation
	Fund	Fund	Fund	Fund	Builder	Fund

Purchases of investment securities*	$3,209	$479,965	$7,133,302	$99,185	$393,384	$11,283,114
Sales of investment securities*	3,287	609,901	8,577,738	91,723	425,205	12,909,245
Non-U.S. taxes paid on dividend income	—	1,359	3,376	576	1,461	2,655
Non-U.S. taxes paid on realized gains	—	170	—	11	26	—
Non-U.S. taxes provided on unrealized
appreciation	—	735	—	253	590	—

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 352
	American
	Funds				American
	Global	The Bond	Capital	American	Funds	Ultra-Short
	Balanced	Fund	World Bond	High-Income	Mortgage	Bond
	Fund	of America	Fund	Trust	Fund	Fund

Purchases of investment securities*	$172,059	$7,186,261	$824,354	$216,134	$240,611	$—
Sales of investment securities*	186,597	7,700,521	863,783	157,435	230,976	—
Non-U.S. taxes paid on dividend income	241	—	—	(9)	—	—
Non-U.S. taxes paid on interest income	—†	8	42	—	—	—
Non-U.S. taxes paid on realized gains	42	—	427	—	—	—
Non-U.S. taxes provided on unrealized
appreciation	181	—	133	—	—	—
				Managed
				Risk	Managed	Managed
	U.S.	Managed	Managed	Washington	Risk	Risk
	Government	Risk	Risk	Mutual	Growth-	Asset
	Securities	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$2,190,673	$140,971	$12,970	$52,478	$491,790	$243,681
Sales of investment securities*	2,371,368	156,432	24,362	62,127	404,203	317,008

*Excludes short-term securities and U.S. government obligations, if any.

†Amount less than one thousand.

12. Ownership concentration

At June 30, 2025, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 17% and 13% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 17% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

In addition, CRMC held aggregate ownership of 99% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

353American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	waivers/	waivers/	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	reimbursements3	reimbursements2,3	net assets2

Global Growth Fund

Class 1:

6/30/20254,5	$36.91	$.29	$ 3.65	$ 3.94	$(.14)	$(4.88)	$(5.02)	$35.83	11.33%6	$3,826	.52%7	.41%7	1.58%7
12/31/2024	33.92	.44	4.29	4.73	(.67)	(1.07)	(1.74)	36.91	13.94	3,589.52		.41	1.20
12/31/2023	30.18	.36	6.30	6.66	(.37)	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309.56		.56	.59

Class 1A:
6/30/20254,5	36.70	.24	3.62	3.86	(.12)	(4.88)	(5.00)	35.56	11.196	24.777		.667	1.347
12/31/2024	33.74	.35	4.26	4.61	(.58)	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29)	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12.81		.81	.34

Class 2:
6/30/20254,5	36.37	.24	3.58	3.82	(.12)	(4.88)	(5.00)	35.19	11.176	3,658.777		.667	1.327
12/31/2024	33.44	.35	4.22	4.57	(.57)	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29)	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387.81		.81	.34

Class 4:
6/30/20254,5	35.93	.19	3.54	3.73	(.11)	(4.88)	(4.99)	34.67	11.056	1,083	1.027	.917	1.107
12/31/2024	33.08	.25	4.18	4.43	(.51)	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22)	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06	1.06	.09

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 354

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	waivers/	waivers/	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	reimbursements3	reimbursements2,3	net assets2

Global Small Capitalization Fund

Class 1:

6/30/20254,5	$18.15	$ .10	$ 1.35	$ 1.45	$ —	$ (.40)	$ (.40)	$19.20	8.08%6	$ 885	.70%7	.65%7	1.11%7
12/31/2024	18.57	.12	.34	.46	(.23)	(.65)	(.88)	18.15	2.59	942.70		.67	.66
12/31/2023	16.22	.11	2.53	2.64	(.08)	(.21)	(.29)	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707.74		.74	(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06)

Class 1A:
6/30/20254,5	17.88	.08	1.33	1.41	—	(.40)	(.40)	18.89	7.986	6.957		.907	.877
12/31/2024	18.31	.07	.34	.41	(.19)	(.65)	(.84)	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04)	(.21)	(.25)	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	—8	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	—9
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5.99		.99	(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33)

Class 2:
6/30/20254,5	17.05	.07	1.27	1.34	—	(.40)	(.40)	17.99	7.966	1,785.957		.907	.867
12/31/2024	17.50	.07	.32	.39	(.19)	(.65)	(.84)	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04)	(.21)	(.25)	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	—8	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	—9
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521.99		.99	(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31)

Class 4:
6/30/20254,5	17.01	.05	1.27	1.32	—	(.40)	(.40)	17.93	7.866	390	1.207	1.157	.617
12/31/2024	17.46	.03	.32	.35	(.15)	(.65)	(.80)	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	—8	(.21)	(.21)	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05)	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25)
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344	1.24	1.24	(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56)

Refer to the end of the table(s) for footnote(s).

355American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

Growth Fund

Class 1:

6/30/20254,5	$127.47	$ .21	$ 12.28	$ 12.49	$(.26)	$(10.61)	$(10.87)	$129.09	10.26%6	$23,220	.34%7	.33%7
12/31/2024	99.44	.51	30.78	31.29	(.67)	(2.59)	(3.26)	127.47	31.96	21,469.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54)	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644.35		.46

Class 1A:
6/30/20254,5	126.11	.05	12.14	12.19	(.21)	(10.61)	(10.82)	127.48	10.136	394.597		.087
12/31/2024	98.46	.22	30.43	30.65	(.41)	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34)	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60.60		.21

Class 2:
6/30/20254,5	125.79	.05	12.10	12.15	(.21)	(10.61)	(10.82)	127.12	10.126	21,211.597		.087
12/31/2024	98.20	.22	30.34	30.56	(.38)	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32)	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594.60		.21

Class 3:
6/30/20254,5	128.88	.09	12.43	12.52	(.22)	(10.61)	(10.83)	130.57	10.166	287.527		.157
12/31/2024	100.54	.30	31.09	31.39	(.46)	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38)	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279.53		.28

Class 4:
6/30/20254,5	122.38	(.10)	11.74	11.64	(.17)	(10.61)	(10.78)	123.24	9.996	6,178.847		(.17)7
12/31/2024	95.70	(.06)	29.52	29.46	(.19)	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06)
12/31/2023	73.64	.13	27.12	27.25	(.15)	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 356

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

International Fund

Class 1:

6/30/20254,5	$17.84	$.25	$ 1.92	$ 2.17	$(.01)	$—	$ (.01)	$20.00	12.18%6	$3,274	.52%7	2.71%7
12/31/2024	17.50	.23	.38	.61	(.27)	—	(.27)	17.84	3.40	3,080.52		1.26
12/31/2023	15.31	.25	2.20	2.45	(.26)	—	(.26)	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652.55		.71

Class 1A:
6/30/20254,5	17.75	.22	1.91	2.13	(.01)	—	(.01)	19.87	11.976	14.777		2.477
12/31/2024	17.41	.18	.38	.56	(.22)	—	(.22)	17.75	3.17	13.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10.80		.43

Class 2:
6/30/20254,5	17.75	.22	1.91	2.13	—8	—	—8	19.88	12.036	3,399.777		2.467
12/31/2024	17.41	.19	.37	.56	(.22)	—	(.22)	17.75	3.16	3,238.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481.80		.46

Class 3:
6/30/20254,5	17.90	.23	1.94	2.17	(.01)	—	(.01)	20.06	12.116	15.707		2.547
12/31/2024	17.56	.20	.37	.57	(.23)	—	(.23)	17.90	3.19	15.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23)	—	(.23)	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25.73		.53

Class 4:
6/30/20254,5	17.46	.20	1.87	2.07	—	—	—	19.53	11.866	507	1.027	2.247
12/31/2024	17.13	.14	.37	.51	(.18)	—	(.18)	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18)	—	(.18)	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05	.21

Refer to the end of the table(s) for footnote(s).

357American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	waivers/	waivers/	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	reimbursements3	reimbursements2,3	net assets2

New World Fund

Class 1:

6/30/20254,5	$26.67	$.31	$ 3.80	$ 4.11	$(.04)	$(1.21)	$(1.25)	$29.53	15.63%6	$1,964	.64%7	.57%7	2.24%7
12/31/2024	25.48	.43	1.32	1.75	(.44)	(.12)	(.56)	26.67	6.86	1,800.64		.57	1.60
12/31/2023	22.30	.40	3.19	3.59	(.41)	—	(.41)	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309.76		.64	.58

Class 1A:
6/30/20254,5	26.53	.27	3.78	4.05	(.03)	(1.21)	(1.24)	29.34	15.486	12.897		.827	1.957
12/31/2024	25.36	.36	1.31	1.67	(.38)	(.12)	(.50)	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36)	—	(.36)	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01	.87	.26

Class 2:
6/30/20254,5	26.33	.27	3.75	4.02	(.03)	(1.21)	(1.24)	29.11	15.486	852.897		.827	1.997
12/31/2024	25.17	.36	1.30	1.66	(.38)	(.12)	(.50)	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35)	—	(.35)	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01	.89	.34

Class 4:
6/30/20254,5	26.09	.23	3.72	3.95	(.02)	(1.21)	(1.23)	28.81	15.316	900	1.147	1.077	1.757
12/31/2024	24.95	.29	1.28	1.57	(.31)	(.12)	(.43)	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30)	—	(.30)	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26	1.14	.08

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 358

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	waivers/	waivers/	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	reimbursements3	reimbursements2,3	net assets2

Washington Mutual Investors Fund

Class 1:

6/30/20254,5	$16.86	$.15	$ 1.35	$ 1.50	$(.06)	$(1.20)	$(1.26)	$17.10	9.17%6	$6,488	.41%7	.26%7	1.79%7
12/31/2024	14.49	.29	2.51	2.80	(.30)	(.13)	(.43)	16.86	19.40	6,269.41		.26	1.78
12/31/2023	12.69	.28	1.92	2.20	(.28)	(.12)	(.40)	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684.43		.43	2.00

Class 1A:
6/30/20254,5	16.79	.13	1.34	1.47	(.06)	(1.20)	(1.26)	17.00	8.996	34.667		.517	1.547
12/31/2024	14.43	.25	2.50	2.75	(.26)	(.13)	(.39)	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21)	(.12)	(.33)	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25.67		.67	1.78

Class 2:
6/30/20254,5	16.53	.13	1.32	1.45	(.06)	(1.20)	(1.26)	16.72	9.016	3,098.667		.517	1.547
12/31/2024	14.21	.24	2.47	2.71	(.26)	(.13)	(.39)	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25)	(.12)	(.37)	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082.68		.68	1.75

Class 4:
6/30/20254,5	16.34	.11	1.30	1.41	(.05)	(1.20)	(1.25)	16.50	8.906	2,052.917		.767	1.297
12/31/2024	14.06	.20	2.44	2.64	(.23)	(.13)	(.36)	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22)	(.12)	(.34)	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788.93		.93	1.51

Refer to the end of the table(s) for footnote(s).

359American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset	Net	securities		Dividends		Total	Net asset
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,
	beginning	income	realized and	investment	investment	(from capital	and	end
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2
	Ratio of	Ratio of
	expenses	expenses
	to average	to average
	net assets	net assets	Ratio of
	before	after	net income
Net assets,	waivers/	waivers/	(loss)
end of year	reimburse-	reimburse-	to average
(in millions)	ments3	ments2,3	net assets2

U.S. Small and Mid Cap Equity Fund

Class 1:

6/30/20254,5	$ 9.71	$.04	$ .70	$ .74	$ —8	$—8	$ —8	$10.45	7.56%6	$ —10	.82%7	.54%7	.76%7
12/31/20244,11	10.00	.01	(.29)	(.28)	(.01)	—	(.01)	9.71	(2.81)6	—10.597		.547	.727
Class 1A:
6/30/20254,5	9.71	.04	.70	.74	—8	—8	—8	10.45	7.566,12	—10	.837,12	.547,12	.767,12
12/31/20244,11	10.00	.01	(.29)	(.28)	(.01)	—	(.01)	9.71	(2.81)6,12	—10	.597,12	.547,12	.727,12
Class 2:
6/30/20254,5	9.71	.04	.70	.74	—8	—8	—8	10.45	7.566,12	—10	.827,12	.547,12	.767,12
12/31/20244,11	10.00	.01	(.29)	(.28)	(.01)	—	(.01)	9.71	(2.81)6,12	—10	.597,12	.547,12	.727,12
Class 4:
6/30/20254,5	9.71	.04	.70	.74	—8	—8	—8	10.45	7.566,12	16	.837,12	.547,12	.767,12
12/31/20244,11	10.00	.01	(.29)	(.28)	(.01)	—	(.01)	9.71	(2.82)6,12	15	.597,12	.557,12	.717,12

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 360

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	waivers/	waivers/	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	reimbursements3	reimbursements2,3	net assets2

Capital World Growth and Income Fund

Class 1:

6/30/20254,5	$15.53	$.17	$ 1.82	$ 1.99	$(.04)	$ (.61)	$ (.65)	$16.87	13.03%6	$ 612	.52%7	.42%7	2.19%7
12/31/2024	13.85	.27	1.71	1.98	(.30)	—	(.30)	15.53	14.24	597.52		.42	1.75
12/31/2023	11.67	.27	2.19	2.46	(.28)	—	(.28)	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657.66		.66	1.49

Class 1A:
6/30/20254,5	15.44	.16	1.79	1.95	(.03)	(.61)	(.64)	16.75	12.866	11.777		.677	1.977
12/31/2024	13.77	.23	1.70	1.93	(.26)	—	(.26)	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25)	—	(.25)	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2.90		.90	1.23

Class 2:
6/30/20254,5	15.49	.15	1.81	1.96	(.03)	(.61)	(.64)	16.81	12.886	1,060.777		.677	1.947
12/31/2024	13.81	.23	1.71	1.94	(.26)	—	(.26)	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24)	—	(.24)	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349.91		.91	1.23

Class 4:
6/30/20254,5	15.08	.13	1.76	1.89	(.03)	(.61)	(.64)	16.33	12.736	315	1.027	.927	1.727
12/31/2024	13.46	.18	1.67	1.85	(.23)	—	(.23)	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22)	—	(.22)	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16	1.16	.97

Refer to the end of the table(s) for footnote(s).

361American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

Growth-Income Fund

Class 1:

6/30/20254,5	$69.59	$.43	$ 4.69	$ 5.12	$(.18)	$(12.13)	$(12.31)	$62.40	8.13%6	$25,262	.28%7	1.27%7
12/31/2024	59.26	.84	13.33	14.17	(.89)	(2.95)	(3.84)	69.59	24.55	24,476.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88)	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52

Class 1A:
6/30/20254,5	69.10	.34	4.64	4.98	(.15)	(12.13)	(12.28)	61.80	7.986	48.537		1.027
12/31/2024	58.88	.67	13.24	13.91	(.74)	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75)	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16.54		1.28

Class 2:
6/30/20254,5	68.38	.33	4.60	4.93	(.14)	(12.13)	(12.27)	61.04	8.006	14,111.537		1.027
12/31/2024	58.30	.66	13.10	13.76	(.73)	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74)	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27

Class 3:
6/30/20254,5	69.76	.37	4.69	5.06	(.15)	(12.13)	(12.28)	62.54	8.026	155.467		1.097
12/31/2024	59.40	.72	13.36	14.08	(.77)	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78)	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154.47		1.34

Class 4:
6/30/20254,5	67.14	.25	4.49	4.74	(.12)	(12.13)	(12.25)	59.63	7.856	2,986.787		.777
12/31/2024	57.34	.49	12.86	13.35	(.60)	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63)	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 362

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	waivers/	waivers/	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	reimbursements3	reimbursements2,3	net assets2

International Growth and Income Fund

Class 1:

6/30/20254,5	$10.19	$.23	$ 1.95	$ 2.18	$(.05)	$ —	$ (.05)	$12.32	21.40%6	$31	.54%7	.54%7	4.06%7
12/31/2024	10.10	.28	.10	.38	(.29)	—	(.29)	10.19	3.64	17.57		.57	2.62
12/31/2023	8.94	.27	1.15	1.42	(.26)	—	(.26)	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120.68		.68	1.70

Class 1A:
6/30/20254,5	9.91	.19	1.90	2.09	(.04)	—	(.04)	11.96	21.156	8.797		.797	3.607
12/31/2024	9.83	.24	.10	.34	(.26)	—	(.26)	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24)	—	(.24)	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3.93		.93	1.38

Class 2:
6/30/20254,5	9.91	.19	1.90	2.09	(.04)	—	(.04)	11.96	21.156	164.797		.797	3.537
12/31/2024	9.82	.25	.10	.35	(.26)	—	(.26)	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24)	—	(.24)	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221.93		.93	1.43

Class 4:
6/30/20254,5	9.74	.18	1.87	2.05	(.04)	—	(.04)	11.75	21.076	193	1.047	1.047	3.367
12/31/2024	9.67	.22	.09	.31	(.24)	—	(.24)	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22)	—	(.22)	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18	1.18	1.19

Refer to the end of the table(s) for footnote(s).

363American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	waivers/	waivers/	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	reimbursements3	reimbursements2,3	net assets2

Capital Income Builder

Class 1:

6/30/20254,5	$12.39	$.25	$ 1.27	$1.52	$(.16)	$—	$(.16)	$13.75	12.33%6	$793	.40%7	.27%7	3.88%7
12/31/2024	11.63	.42	.79	1.21	(.45)	—	(.45)	12.39	10.45	709.40		.27	3.44
12/31/2023	10.99	.41	.59	1.00	(.36)	—	(.36)	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	—	(.34)	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621.53		.35	3.07

Class 1A:
6/30/20254,5	12.38	.23	1.26	1.49	(.14)	—	(.14)	13.73	12.126	14.657		.527	3.637
12/31/2024	11.62	.39	.79	1.18	(.42)	—	(.42)	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	—	(.32)	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6.78		.60	2.81

Class 2:
6/30/20254,5	12.38	.23	1.27	1.50	(.14)	—	(.14)	13.74	12.206	20.657		.527	3.647
12/31/2024	11.62	.39	.79	1.18	(.42)	—	(.42)	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	—	(.32)	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8.78		.60	2.83

Class 4:
6/30/20254,5	12.36	.22	1.27	1.49	(.13)	—	(.13)	13.72	12.096	739.907		.777	3.397
12/31/2024	11.60	.36	.79	1.15	(.39)	—	(.39)	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30)	—	(.30)	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	—	(.29)	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03	.85	2.55

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 364

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

Asset Allocation Fund

Class 1:

6/30/20254,5	$26.04	$.30	$ 1.76	$ 2.06	$(.12)	$(1.91)	$(2.03)	$26.07	8.20%6	$16,240	.30%7	2.32%7
12/31/2024	23.86	.60	3.29	3.89	(.61)	(1.10)	(1.71)	26.04	16.73	16,023.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56)	(.89)	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238.30		1.80

Class 1A:
6/30/20254,5	25.88	.27	1.74	2.01	(.11)	(1.91)	(2.02)	25.87	8.046	45.557		2.087
12/31/2024	23.74	.54	3.26	3.80	(.56)	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51)	(.89)	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14.55		1.56

Class 2:
6/30/20254,5	25.65	.26	1.73	1.99	(.11)	(1.91)	(2.02)	25.62	8.046	4,401.557		2.077
12/31/2024	23.53	.53	3.24	3.77	(.55)	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51)	(.89)	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242.55		1.55

Class 3:
6/30/20254,5	26.08	.28	1.75	2.03	(.11)	(1.91)	(2.02)	26.09	8.076	34.487		2.147
12/31/2024	23.90	.56	3.29	3.85	(.57)	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52)	(.89)	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33.48		1.62

Class 4:
6/30/20254,5	25.41	.23	1.72	1.95	(.10)	(1.91)	(2.01)	25.35	7.956	6,956.807		1.827
12/31/2024	23.34	.46	3.20	3.66	(.49)	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45)	(.89)	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131.80		1.30

Refer to the end of the table(s) for footnote(s).

365American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	waivers/	waivers/	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	reimbursements3	reimbursements2,3	net assets2

American Funds Global Balanced Fund

Class 1:

6/30/20254,5	$12.96	$.20	$ 1.05	$ 1.25	$(.04)	$ (.53)	$ (.57)	$13.64	9.72%6	$ 97	.52%7	.50%7	3.02%7
12/31/2024	12.37	.34	.52	.86	(.27)	—	(.27)	12.96	6.90	95.52		.51	2.63
12/31/2023	12.55	.33	1.29	1.62	(.23)	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07)	(.07)	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139.72		.72	1.29

Class 1A:
6/30/20254,5	12.87	.18	1.05	1.23	(.03)	(.53)	(.56)	13.54	9.666	4.777		.757	2.787
12/31/2024	12.30	.30	.51	.81	(.24)	—	(.24)	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21)	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3.97		.97	1.03

Class 2:
6/30/20254,5	12.89	.18	1.05	1.23	(.03)	(.53)	(.56)	13.56	9.646	149.777		.757	2.787
12/31/2024	12.31	.31	.50	.81	(.23)	—	(.23)	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20)	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208.97		.97	1.03

Class 4:
6/30/20254,5	12.66	.16	1.04	1.20	(.03)	(.53)	(.56)	13.30	9.556	169	1.027	1.007	2.547
12/31/2024	12.10	.27	.50	.77	(.21)	—	(.21)	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18)	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07)	(.07)	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22	1.22	.78

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 366
Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	waivers/	waivers/	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	reimbursements3	reimbursements2,3	net assets2

The Bond Fund of America

Class 1:

6/30/20254,5	$ 9.27	$.22	$ .18	$ .40	$(.09)	$ —	$(.09)	$ 9.58	4.30%6	$6,713	.39%7	.24%7	4.64%7
12/31/2024	9.54	.44	(.29)	.15	(.42)	—	(.42)	9.27	1.50	6,992.39		.24	4.60
12/31/2023	9.41	.39	.09	.48	(.35)	—	(.35)	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844.40		.40	2.00

Class 1A:
6/30/20254,5	9.20	.20	.18	.38	(.08)	—	(.08)	9.50	4.186	260.647		.497	4.407
12/31/2024	9.47	.41	(.29)	.12	(.39)	—	(.39)	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33)	—	(.33)	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9.65		.65	1.74

Class 2:
6/30/20254,5	9.12	.20	.18	.38	(.08)	—	(.08)	9.42	4.216	2,710.647		.497	4.397
12/31/2024	9.40	.41	(.30)	.11	(.39)	—	(.39)	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33)	—	(.33)	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840.65		.65	1.75

Class 4:
6/30/20254,5	9.07	.19	.18	.37	(.08)	—	(.08)	9.36	3.986	1,283.897		.747	4.147
12/31/2024	9.35	.38	(.29)	.09	(.37)	—	(.37)	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31)	—	(.31)	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714.90		.90	1.48

Refer to the end of the table(s) for footnote(s).

367American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	waivers/	waivers/	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	reimbursements3	reimbursements2,3	net assets2

Capital World Bond Fund

Class 1:

6/30/20254,5	$ 9.63	$.21	$ .63	$ .84	$(.03)	$ —	$(.03)	$10.44	8.71%6	$ 619	.48%7	.48%7	4.18%7
12/31/2024	10.16	.42	(.70)	(.28)	(.25)	—	(.25)	9.63	(2.76)	588.48		.48	4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219.59		.52	2.08

Class 1A:
6/30/20254,5	9.54	.19	.62	.81	(.02)	—	(.02)	10.33	8.516	26.737		.737	3.947
12/31/2024	10.08	.40	(.69)	(.29)	(.25)	—	(.25)	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1.83		.76	1.83

Class 2:
6/30/20254,5	9.52	.19	.62	.81	(.02)	—	(.02)	10.31	8.556	755.737		.737	3.937
12/31/2024	10.03	.39	(.69)	(.30)	(.21)	—	(.21)	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058.84		.77	1.83

Class 4:
6/30/20254,5	9.37	.18	.61	.79	(.02)	—	(.02)	10.14	8.456	72.987		.987	3.677
12/31/2024	9.88	.36	(.68)	(.32)	(.19)	—	(.19)	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09	1.02	1.58

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 368

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	waivers/	waivers/	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	reimbursements3	reimbursements2,3	net assets2

American High-Income Trust

Class 1:

6/30/20254,5	$ 9.19	$.32	$ .06	$ .38	$(.11)	$—	$(.11)	$ 9.46	4.13%6	$249	.44%7	.32%7	7.03%7
12/31/2024	8.94	.65	.24	.89	(.64)	—	(.64)	9.19	9.92	229.45		.32	6.96
12/31/2023	8.53	.63	.43	1.06	(.65)	—	(.65)	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	—	(.75)	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123.52		.52	6.46

Class 1A:
6/30/20254,5	9.15	.31	.05	.36	(.10)	—	(.10)	9.41	4.006	3.697		.577	6.787
12/31/2024	8.90	.62	.25	.87	(.62)	—	(.62)	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63)	—	(.63)	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	—	(.72)	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1.78		.78	5.85

Class 2:
6/30/20254,5	8.96	.30	.05	.35	(.10)	—	(.10)	9.21	3.976	535.697		.577	6.787
12/31/2024	8.73	.61	.23	.84	(.61)	—	(.61)	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62)	—	(.62)	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	—	(.72)	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665.78		.78	5.88

Class 3:
6/30/20254,5	9.25	.32	.04	.36	(.10)	—	(.10)	9.51	3.966	8.627		.507	6.857
12/31/2024	8.99	.63	.25	.88	(.62)	—	(.62)	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63)	—	(.63)	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	—	(.73)	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10.71		.71	5.94

Class 4:
6/30/20254,5	10.07	.33	.06	.39	(.10)	—	(.10)	10.36	3.906	200.947		.827	6.537
12/31/2024	9.75	.65	.27	.92	(.60)	—	(.60)	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60)	—	(.60)	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	—	(.70)	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69	1.03	1.03	5.58

Refer to the end of the table(s) for footnote(s).

369American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	waivers/	waivers/	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	reimbursements	reimbursements2	net assets2

American Funds Mortgage Fund

Class 1:

6/30/20254,5	$ 9.08	$.23	$ .24	$ .47	$(.08)	$ —	$(.08)	$ 9.47	5.15%6	$ 18	.35%7	.27%7	5.03%7
12/31/2024	9.44	.47	(.38)	.09	(.45)	—	(.45)	9.08	.93	17.39		.31	5.04
12/31/2023	9.45	.45	(.08)	.37	(.38)	—	(.38)	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	—	(.15)	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224.48		.36	.93

Class 1A:
6/30/20254,5	8.96	.22	.22	.44	(.07)	—	(.07)	9.33	4.966	3.607		.527	4.787
12/31/2024	9.32	.44	(.37)	.07	(.43)	—	(.43)	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07)	.34	(.36)	—	(.36)	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	—	(.20)	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1.73		.59	.61

Class 2:
6/30/20254,5	8.98	.22	.23	.45	(.07)	—	(.07)	9.36	5.056	41.607		.527	4.787
12/31/2024	9.34	.45	(.38)	.07	(.43)	—	(.43)	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07)	.34	(.36)	—	(.36)	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	—	(.20)	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58.73		.60	.68

Class 4:
6/30/20254,5	8.86	.20	.23	.43	(.07)	—	(.07)	9.22	4.866	56.857		.777	4.537
12/31/2024	9.23	.42	(.38)	.04	(.41)	—	(.41)	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06)	.32	(.34)	—	(.34)	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	—	(.18)	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37.98		.85	.41

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 370

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets	net assets

Ultra-Short Bond Fund

Class 1:

6/30/20254,5	$11.31	$ .23	$ .01	$ .24	$(.09)	$—	$(.09)	$11.46	2.13%6	$ 34	.29%7	4.13%7
12/31/2024	11.35	.58	(.01)	.57	(.61)	—	(.61)	11.31	5.08	39.30		4.98
12/31/2023	11.35	.55	.01	.56	(.56)	—	(.56)	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01)	.16	(.08)	—	(.08)	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03)	(.01)	(.04)	—	—	—	11.27	(.35)	37.37		(.28)
12/31/2020	11.30	.02	.02	.04	(.03)	—	(.03)	11.31	.34	44.37		.16

Class 1A:
6/30/20254,5	11.31	.22	—8.22		(.09)	—	(.09)	11.44	1.916	—10.527		3.917
12/31/2024	11.35	.55	—8.55		(.59)	—	(.59)	11.31	4.86	—10.53		4.74
12/31/2023	11.35	.54	—	.54	(.54)	—	(.54)	11.35	4.79	—10.53		4.69
12/31/2022	11.28	.16	(.01)	.15	(.08)	—	(.08)	11.35	1.32	—10.31		1.40
12/31/2021	11.31	(.03)	—8	(.03)	—	—	—	11.28	(.27)	—10.36		(.28)
12/31/2020	11.30	.03	.01	.04	(.03)	—	(.03)	11.31	.32	—10.35		.26
Class 2:
6/30/20254,5	10.93	.21	—8.21		(.09)	—	(.09)	11.05	1.886	228.547		3.887
12/31/2024	10.98	.53	—8.53		(.58)	—	(.58)	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	—8.51		(.53)	—	(.53)	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	—8.13		(.06)	—	(.06)	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06)	—8	(.06)	—	—	—	10.93	(.55)	245.62		(.53)
12/31/2020	11.01	—8	—8	—8	(.02)	—	(.02)	10.99	.03	288.62		(.05)
Class 3:
6/30/20254,5	11.08	.22	—8.22		(.09)	—	(.09)	11.21	1.966	4.477		3.957
12/31/2024	11.13	.54	—8.54		(.59)	—	(.59)	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54)	—	(.54)	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	—8.13		(.06)	—	(.06)	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05)	—8	(.05)	—	—	—	11.07	(.45)	5.55		(.46)
12/31/2020	11.13	—8.02		.02	(.03)	—	(.03)	11.12	.13	4.55		.03
Class 4:
6/30/20254,5	11.00	.20	(.01)	.19	(.08)	—	(.08)	11.11	1.766	58.797		3.637
12/31/2024	11.05	.50	.01	.51	(.56)	—	(.56)	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49)	—	(.49)	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03)	.09	(.04)	—	(.04)	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09)	.01	(.08)	—	—	—	11.00	(.72)	46.87		(.79)
12/31/2020	11.13	(.04)	.01	(.03)	(.02)	—	(.02)	11.08	(.25)	40.87		(.35)

Refer to the end of the table(s) for footnote(s).

371American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
			Net gains								Ratio of	Ratio of
			(losses) on								expenses to	expenses to	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			average net	average net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before	assets after	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	waivers/	waivers/	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	reimbursements	reimbursements2	net assets2

U.S. Government Securities Fund

Class 1:

6/30/20254,5	$ 9.59	$.22	$ .25	$ .47	$(.08)	$—	$ (.08)	$ 9.98	4.94%6	$ 270	.33%7	.26%7	4.45%7
12/31/2024	9.91	.45	(.35)	.10	(.42)	—	(.42)	9.59	.99	268.33		.27	4.53
12/31/2023	9.99	.40	(.09)	.31	(.39)	—	(.39)	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	—	(.44)	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429.38		.38	1.21

Class 1A:
6/30/20254,5	9.53	.20	.26	.46	(.08)	—	(.08)	9.91	4.826	277.587		.517	4.207
12/31/2024	9.87	.42	(.35)	.07	(.41)	—	(.41)	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10)	.28	(.37)	—	(.37)	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	—	(.41)	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4.64		.64	.69

Class 2:
6/30/20254,5	9.46	.20	.25	.45	(.08)	—	(.08)	9.83	4.756	1,029.587		.517	4.207
12/31/2024	9.78	.42	(.34)	.08	(.40)	—	(.40)	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09)	.28	(.37)	—	(.37)	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	—	(.41)	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439.64		.64	.73

Class 3:
6/30/20254,5	9.62	.21	.25	.46	(.08)	—	(.08)	10.00	4.796	5.517		.447	4.277
12/31/2024	9.94	.43	(.35)	.08	(.40)	—	(.40)	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10)	.29	(.37)	—	(.37)	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	—	(.41)	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10.57		.57	.78

Class 4:
6/30/20254,5	9.44	.19	.26	.45	(.08)	—	(.08)	9.81	4.736	236.837		.767	3.957
12/31/2024	9.77	.39	(.34)	.05	(.38)	—	(.38)	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10)	.25	(.34)	—	(.34)	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	—	(.38)	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272.89		.89	.42

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 372

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions					Ratio of	Ratio of
										expenses	expenses
			Net gains							to average	to average
			(losses) on							net assets	net assets		Ratio of
	Net asset	Net	securities		Dividends		Total			before	after	Net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	Net asset	Net assets,	waivers/	waivers/	effective	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	value, end	end of year	reimburse-	reimburse-	expense	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2 (in millions)	ments13	ments2,13	ratio2,5,14	net assets2

Managed Risk Growth Fund

Class P1:

6/30/20254,5	$13.35	$ .02	$ .70	$ .72	$(.11)	$ (.57)	$ (.68)	$13.39	5.67%6	$ 14	.39%7	.36%7	.68%7	.33%7
12/31/2024	10.86	.10	2.48	2.58	(.09)	—	(.09)	13.35	23.82	14.42		.37	.69	.81
12/31/2023	11.37	.08	2.28	2.36	(.08)	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11.42		.37	.72	.49

Class P2:
6/30/20254,5	13.19	—8.70		.70	(.08)	(.57)	(.65)	13.24	5.536	506.657		.627	.947	.087
12/31/2024	10.73	.06	2.46	2.52	(.06)	—	(.06)	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07)	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584.67		.62	.95	(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554.67		.62	.97	.20

Managed Risk International Fund

Class P1:

6/30/20254,5	$ 8.23	$ —8	$ .30	$ .30	$(.13)	$ —	$ (.13)	$ 8.40	3.73%6	$ 2	.43%7	.39%7	.86%7	.08%7
12/31/2024	8.36	.13	(.12)	.01	(.14)	—	(.14)	8.23	(.05)	2.46		.37	.84	1.50
12/31/2023	8.61	.13	.41	.54	(.15)	(.64)	(.79)	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34)	—	(.34)	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)	2.44		.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13	2.43		.35	.86	.82

Class P2:
6/30/20254,5	8.18	(.01)	.31	.30	(.11)	—	(.11)	8.37	3.696	112.697		.667	1.137	(.19)7
12/31/2024	8.32	.10	(.13)	(.03)	(.11)	—	(.11)	8.18	(.45)	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14)	(.64)	(.78)	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28)	—	(.28)	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160.71		.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168.71		.63	1.14	.42

Managed Risk Washington Mutual Investors Fund

Class P1:

6/30/20254,5	$11.76	$ .03	$ .50	$ .53	$(.18)	$ —	$ (.18)	$12.11	4.56%6	$ 3	.39%7	.36%7	.61%7	.57%7
12/31/2024	10.50	.20	1.28	1.48	(.22)	—	(.22)	11.76	14.20	3.41		.36	.61	1.80
12/31/2023	11.24	.20	.79	.99	(.24)	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56)	—	(.56)	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24)	—	(.24)	12.95	17.46	2.41		.36	.66	1.33
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)	2.40		.35	.76	1.66

Class P2:
6/30/20254,5	11.69	.02	.49	.51	(.18)	—	(.18)	12.02	4.396	315.667		.627	.877	.327
12/31/2024	10.43	.17	1.28	1.45	(.19)	—	(.19)	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21)	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52)	—	(.52)	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371.68		.62	.92	.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355.68		.63	1.04	1.18

Refer to the end of the table(s) for footnote(s).

373American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions					Ratio of	Ratio of
										expenses	expenses
			Net gains							to average	to average
			(losses) on							net assets	net assets		Ratio of
	Net asset	Net	securities		Dividends		Total			before	after	Net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	Net asset	Net assets,	waivers/	waivers/	effective	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	value, end	end of year	reimburse-	reimburse-	expense	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2 (in millions)	ments13	ments2,13	ratio2,5,14	net assets2

Managed Risk Growth-Income Fund

Class P1:

6/30/20254,5	$14.35	$.03	$ .50	$ .53	$(.20)	$ (.56)	$ (.76)	$14.12	3.89%6	$1,856	.39%7	.36%7	.63%7	.49%7
12/31/2024	12.53	.21	2.02	2.23	(.23)	(.18)	(.41)	14.35	18.03	1,903.41		.36	.63	1.55
12/31/2023	12.51	.20	1.65	1.85	(.21)	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328.41		.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24

Class P2:
6/30/20254,5	14.25	.02	.49	.51	(.20)	(.56)	(.76)	14.00	3.726	267.647		.617	.887	.247
12/31/2024	12.45	.17	2.01	2.18	(.20)	(.18)	(.38)	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18)	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340.66		.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315.66		.61	.91	1.02

Managed Risk Asset Allocation Fund

Class P1:

6/30/20254,5	$13.20	$.05	$ .56	$ .61	$(.24)	$ (.83)	$(1.07)	$12.74	4.83%6	$12	.39%7	.36%7	.65%7	.70%7
12/31/2024	11.90	.29	1.45	1.74	(.27)	(.17)	(.44)	13.20	14.90	12.41		.36	.65	2.28
12/31/2023	12.43	.31	.87	1.18	(.26)	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	—	(.27)	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5.41		.36	.66	1.91

Class P2:
6/30/20254,5	12.78	.03	.54	.57	(.23)	(.83)	(1.06)	12.29	4.716	1,942.647		.617	.907	.437
12/31/2024	11.53	.22	1.44	1.66	(.24)	(.17)	(.41)	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22)	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773.66		.61	.91	1.15

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 374

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended		Year ended December 31,

excluding mortgage dollar roll transactions15,16	June 30, 20254,5,6	2024	2023	2022	2021	2020
Capital Income Builder	34%	49%	59%	48%	60%	110%
Asset Allocation Fund	33	43	54	42	45	49
American Funds Global Balanced Fund	28	55	43	111	36	68
The Bond Fund of America	66	102	129	77	87	72
Capital World Bond Fund	31	54	110	114	64	88
American Funds Mortgage Fund	30	52	85	56	38	123
U.S. Government Securities Fund	23	43	113	77	126	112
Portfolio turnover rate for all share classes	Six months ended		Year ended December 31,

including mortgage dollar roll transactions, if any15,16	June 30, 20254,5,6	2024	2023	2022	2021	2020
Global Growth Fund	15%	41%	29%	29%	18%	17%
Global Small Capitalization Fund	27	47	36	40	29	38
Growth Fund	14	23	23	29	25	32
International Fund	42	35	28	42	44	40
New World Fund	23	55	36	40	43	70
Washington Mutual Investors Fund	18	31	29	30	90	40
U.S. Small and Mid Cap Equity Fund	22	44,6,11
Capital World Growth and Income Fund	26	34	29	42	85	36
Growth-Income Fund	18	45	26	25	24	33
International Growth and Income Fund	27	39	38	48	41	56
Capital Income Builder	43	107	149	126	93	184
Asset Allocation Fund	59	129	159	118	124	145
American Funds Global Balanced Fund	47	141	103	126	39	86
The Bond Fund of America	120	398	545	415	456	461
Capital World Bond Fund	60	269	286	188	91	145
American High-Income Trust	18	45	40	34	56	78
American Funds Mortgage Fund	222	644	1053	1141	975	1143
Ultra-Short Bond Fund	—17	—17	—17	—17	—17	—17
U.S. Government Securities Fund	150	398	744	695	433	867
Managed Risk Growth Fund	29	14	39	97	32	80
Managed Risk International Fund	12	11	27	82	24	71
Managed Risk Washington Mutual Investors Fund	17	8	19	70	16	101
Managed Risk Growth-Income Fund	20	13	21	67	13	38
Managed Risk Asset Allocation Fund	13	7	13	48	5	30

1Based on average shares outstanding.

2This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.

3Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

4Based on operations for a period that is less than a full year.

5Unaudited.

6Not annualized.

7Annualized.

8Amount less than $.01.

9Amount less than .01%.

10Amount less than $1 million.

11For the period November 15, 2024, commencement of operations, through December 31, 2024.

12All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insur- ance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

13This column does not include expenses of the underlying funds in which each fund invests.

14This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

15Refer to Note 5 for further information on mortgage dollar rolls.

16Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

17Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

375American Funds Insurance Series

Changes in and disagreements with accountants

None

Matters submitted for shareholder vote

None

Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Insurance Series 376

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The agreement was amended to add U.S. Small and Mid Cap Equity Fund. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

377American Funds Insurance Series

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series 378

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2026. The advisory agreement was amended to permanently reduce the advisory fee for each fund within the series from 15 basis points to 10 basis points. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2024. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

379American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC had agreed to eliminate its waiver of 5 basis points of the advisory fee for each of the funds and to permanently reduce the advisory fee of the funds from 15 basis points to 10 basis points, and that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses were generally competitive with those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series 380

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: September 5, 2025

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: September 5, 2025